UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number       811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

103 Bellevue Parkway
Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Jordan Hedge
BNY Mellon Investment Servicing (US) Inc.
103 Bellevue Parkway
Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Old Westbury Funds, Inc.

Semi-Annual Report

April 30, 2022

BESSEMER INVESTMENT MANAGEMENT LLC

Investment Adviser

Old Westbury Funds, Inc.

Old Westbury Funds, Inc.
Disclosure of Fund Expenses
For the Period Ended April 30, 2022
(Unaudited)

As a shareholder of Old Westbury Funds, Inc., you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 through April 30, 2022.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Actual Beginning Account Value 11/01/2021	Actual Ending Account Value 04/30/2022	Actual Expenses Paid During Period* 11/01/2021 - 04/30/2022	Actual Expense Ratio During Period** 11/01/2021 - 04/30/2022
All Cap Core Fund	$1,000.00	$844.56	$4.34	0.95%
Large Cap Strategies Fund	1,000.00	827.45	4.94	1.09%
Small & Mid Cap Strategies Fund	1,000.00	810.85	4.94	1.10%
Credit Income Fund	1,000.00	906.22	4.02	0.85%
Fixed Income Fund	1,000.00	938.54	2.74	0.57%
Municipal Bond Fund	1,000.00	938.34	2.74	0.57%
California Municipal Bond Fund	1,000.00	939.73	2.74	0.57%
New York Municipal Bond Fund	1,000.00	940.63	2.74	0.57%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181/365 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.
2

Old Westbury Funds, Inc.
Disclosure of Fund Expenses - (Continued)
For the Period Ended April 30, 2022
(Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Hypothetical Beginning Account Value 11/01/2021	Hypothetical Ending Account Value 04/30/2022	Hypothetical Expenses Paid During Period* 11/01/2021 - 04/30/2022	Hypothetical Expense Ratio During Period** 11/01/2021 - 04/30/2022
All Cap Core Fund	$1,000.00	$1,020.08	$4.76	0.95%
Large Cap Strategies Fund	1,000.00	1,019.39	5.46	1.09%
Small & Mid Cap Strategies Fund	1,000.00	1,019.34	5.51	1.10%
Credit Income Fund	1,000.00	1,020.58	4.26	0.85%
Fixed Income Fund	1,000.00	1,021.97	2.86	0.57%
Municipal Bond Fund	1,000.00	1,021.97	2.86	0.57%
California Municipal Bond Fund	1,000.00	1,021.97	2.86	0.57%
New York Municipal Bond Fund	1,000.00	1,021.97	2.86	0.57%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181/365 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, these tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments	April 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS — 93.8%
Banks — 3.8%
1,894,939	Bank of America Corp.	$67,611,423
400,910	JPMorgan Chase & Co.	47,852,618
		115,464,041
Communication Services — 7.2%
60,841	Alphabet, Inc. - Class C(a)	139,893,537
44,151	Charter Communications, Inc. - Class A(a)	18,918,262
189,650	Match Group, Inc.(a)	15,010,797
150,125	Meta Platforms, Inc. - Class A(a)	30,095,559
142,632	Sea Ltd. - ADR(a)	11,804,224
		215,722,379
Consumer Discretionary — 13.9%
100,825	Advance Auto Parts, Inc.	20,127,695
37,764	Amazon.com, Inc.(a)	93,867,331
1,439,595	ANTA Sports Products Ltd.	16,544,539
168,668	Aptiv Plc(a)	17,946,275
110,934	Burlington Stores, Inc.(a)	22,581,725
76,011	Dollar General Corp.	18,054,893
593,155	Dollarama, Inc.	32,976,398
34,336	Domino’s Pizza, Inc.	11,605,568
114,203	Expedia Group, Inc.(a)	19,956,974
320,086	Hilton Worldwide Holdings, Inc.(a)	49,706,155
832,497	Li Ning Co. Ltd.	6,488,623
56,287	LVMH Moet Hennessy Louis Vuitton SE	36,425,306
18,307	MercadoLibre, Inc.(a)	17,824,244
319,312	NIKE, Inc. - Class B	39,818,206
143,085	Wyndham Hotels & Resorts, Inc.	12,585,757
		416,509,689
Consumer Staples — 3.4%
24,863	Costco Wholesale Corp.	13,220,154
325,202	PepsiCo, Inc.	55,840,436
867,616	US Foods Holding Corp.(a)	32,639,714
		101,700,304
Diversified Financials — 5.9%
219,469	Blackstone, Inc.	22,291,466
355,011	Brookfield Asset Management, Inc. - Class A	17,700,848
699,435	Charles Schwab Corp. (The)	46,393,524
55,995	MSCI, Inc.	23,587,894
117,328	Nasdaq, Inc.	18,463,907
128,108	S&P Global, Inc.	48,232,662
		176,670,301
Energy — 3.3%
710,704	ConocoPhillips	67,886,446
131,104	Pioneer Natural Resources Co.	30,477,747
		98,364,193
Shares		Value
Health Care — 12.2%
215,365	Catalent, Inc.(a)	$19,503,455
75,184	Cooper Cos, Inc. (The)	27,144,431
187,098	Danaher Corp.	46,985,921
184,494	IQVIA Holdings, Inc.(a)	40,217,847
59,831	Laboratory Corp. of America Holdings(a)	14,376,193
113,686	STERIS Plc	25,471,348
73,883	Teleflex, Inc.	21,102,463
93,684	Thermo Fisher Scientific, Inc.	51,799,757
150,217	UnitedHealth Group, Inc.	76,392,855
251,169	Zoetis, Inc.	44,519,705
		367,513,975
Industrials — 10.2%
213,844	A.O. Smith Corp.	12,494,905
103,538	Carlisle Cos, Inc.	26,853,616
61,186	Cintas Corp.	24,306,750
113,686	Dover Corp.	15,154,344
302,857	Eaton Corp. Plc	43,920,322
103,799	Equifax, Inc.	21,125,172
61,655	HEICO Corp.	8,707,536
367,857	IAA, Inc.(a)	13,481,959
162,336	Lincoln Electric Holdings, Inc.	21,871,529
75,708	Northrop Grumman Corp.	33,266,095
247,037	Safran SA	26,531,390
251,316	Union Pacific Corp.	58,880,826
		306,594,444
Information Technology — 25.9%
77,263	Adobe, Inc.(a)	30,592,285
481,879	Amphenol Corp. - Class A	34,454,349
48,644	ANSYS, Inc.(a)	13,410,664
958,291	Apple, Inc.	151,074,576
32,779	ASM International NV	9,849,831
62,281	ASML Holding NV(a)	35,346,866
110,305	Aspen Technology, Inc.(a)	17,487,755
117,067	CDW Corp.	19,102,993
702,627	Microsoft Corp.	194,993,045
85,850	Nice Ltd. - ADR(a)	17,720,299
163,383	NVIDIA Corp.	30,302,645
45,785	Paycom Software, Inc.(a)	12,887,104
50,612	ServiceNow, Inc.(a)	24,197,597
219,049	SS&C Technologies Holdings, Inc.	14,163,708
58,531	Synopsys, Inc.(a)	16,786,105
250,988	Texas Instruments, Inc.	42,730,707
451,459	Visa, Inc. - Class A	96,219,457
102,498	WEX, Inc.(a)	17,039,268
		778,359,254
Insurance — 0.9%
96,768	Aon Plc - Class A	27,868,216
Materials — 1.7%
300,229	Vulcan Materials Co.	51,726,454

4

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments - (Continued)	April 30, 2022 (Unaudited)

Shares		Value
Real Estate — 3.7%
233,133	American Tower Corp. REIT	$56,189,716
92,350	Jones Lang LaSalle, Inc.(a)	20,199,715
227,537	Prologis, Inc. REIT	36,471,906
		112,861,337
Utilities — 1.7%
310,664	Ameren Corp.	28,860,685
137,296	American Water Works Co., Inc.	21,154,568
		50,015,253
Total Common Stocks (Cost $1,876,320,607)		2,819,369,840

EXCHANGE-TRADED FUNDS — 3.1%
385,737	Consumer Staples Select Sector SPDR Fund	29,948,621
215,607	Health Care Select Sector SPDR Fund.	28,091,436
1,075,633	iShares China Large-Cap ETF	33,280,085
Total Exchange-Traded Funds (Cost $100,365,329)		91,320,142

Principal Amount
U.S. GOVERNMENT SECURITIES — 1.3%
U.S. Treasury Bills — 1.3%
$40,000,000	0.33%, 05/26/22(b)	39,991,660
Total U.S. Government Securities (Cost $39,991,120)		39,991,660

Shares
INVESTMENT COMPANY — 1.9%
56,628,191	SEI Daily Income Trust Government II Fund - Class A, 0.19%(c)	56,628,191
Total Investment Company (Cost $56,628,191)		56,628,191

TOTAL INVESTMENTS — 100.1% (Cost $2,073,305,247)		$3,007,309,833
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(2,506,221)
NET ASSETS — 100.0%		$3,004,803,612

(a)	Non-income producing security.
(b)	Zero coupon security. The rate represents the yield at time of purchase.
(c)	The rate shown represents the current yield as of April 30, 2022.

The following abbreviations are used in the report:

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipt

PORTFOLIO DIVERSIFICATION BY SECTOR (UNAUDITED)

Sector:	Percentage of Net Assets
Banks	3.8%
Communication Services	7.2
Consumer Discretionary	13.9
Consumer Staples	3.4
Diversified Financials	5.9
Energy	3.3
Exchange-Traded Funds	3.1
Health Care	12.2
Industrials	10.2
Information Technology	25.9
Insurance	0.9
Materials	1.7
Real Estate	3.7
Utilities	1.7
Other*	3.1
100.0%

*	Includes cash and equivalents, U.S. Government Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

5

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	April 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS — 87.5%
ARGENTINA — 0.6%
138,621	MercadoLibre, Inc.(a)	$134,965,564
AUSTRALIA — 0.5%
405,359	Atlassian Corp. Plc - Class A(a)	91,136,864
42,781	Australia & New Zealand Banking Group Ltd.	814,088
52,923	BHP Group Ltd.	1,768,445
67,975	BlueScope Steel Ltd.	966,305
23,705	Commonwealth Bank of Australia	1,722,963
61,039	Computershare Ltd.	1,076,122
7,181	Macquarie Group Ltd.	1,033,799
26,245	National Australia Bank Ltd.	599,139
289,245	Nine Entertainment Co. Holdings Ltd.	542,127
164,014	Santos Ltd.	916,522
101,535	SmartGroup Corp. Ltd.	635,886
33,776	Woodside Petroleum Ltd.	734,834
18,972	Woolworths Group Ltd.	513,251
		102,460,345
BELGIUM — 0.0%
7,669	Etablissements Franz Colruyt NV	281,612
19,578	Proximus SADP	342,191
4,973	UCB SA	565,294
		1,189,097
BRAZIL — 0.3%
201,413	Ambev SA	595,201
174,150	B3 SA - Brasil Bolsa Balcao	468,491
1,334,200	Localiza Rent a Car SA	14,373,020
1,199,872	NU Holdings Ltd. - Class A(a)	7,211,231
537,647	Pagseguro Digital Ltd. - Class A(a)	7,908,787
141,366	Petroleo Brasileiro SA	962,179
3,432,085	Raia Drogasil SA	14,522,643
740,961	XP, Inc. - Class A(a)	18,235,050
		64,276,602
CANADA — 0.4%
21,017	Alimentation Couche-Tard, Inc.	935,634
11,769	Bank of Nova Scotia (The)	745,268
21,536	Barrick Gold Corp.	480,291
5,848	Canadian National Railway Co.	687,748
37,795	Canadian Natural Resources Ltd.	2,339,221
21,055	Canadian Pacific Railway Ltd.	1,540,138
504	Constellation Software, Inc.	793,230
14,578	Dollarama, Inc.	810,463
18,830	Enbridge, Inc.	821,710
88,205	Frontera Energy Corp.(a)	949,578
267,065	GoGold Resources, Inc.(a)	525,960
15,971	Metro, Inc.	877,836
48,525	Pason Systems, Inc.	612,299
10,748	Rogers Communications, Inc. - Class B	585,486
14,272	Royal Bank of Canada	1,441,476
Shares		Value
CANADA (continued)
141,445	Shopify, Inc. - Class A(a)	$60,371,555
10,142	TC Energy Corp.	536,449
11,320	Toronto-Dominion Bank (The)	817,641
13,224	Wheaton Precious Metals Corp.	592,720
		76,464,703
CHILE — 0.0%
46,032	Antofagasta Plc	881,232
CHINA — 4.3%
1,291,364	Agricultural Bank of China Ltd. - H Shares	484,341
4,911,924	Alibaba Group Holding Ltd.(a)	59,914,123
25,943	Alibaba Group Holding Ltd. - ADR(a)	2,518,806
11,044,878	ANTA Sports Products Ltd.	126,933,206
179,387	Asymchem Laboratories Tianjin Co. Ltd. - A Shares	7,153,728
1,154,780	Bank of China Ltd. - H Shares	453,116
44,824	BeiGene Ltd. - ADR(a)	7,171,840
289,800	Beijing United Information Technology Co. Ltd. - A Shares	4,181,291
242,965	BGI Genomics Co. Ltd. - A Shares	2,292,748
69,947	Bilibili, Inc. - ADR(a)	1,702,510
69,948	Bilibili, Inc. - Z Shares(a)	1,703,155
264,557	Burning Rock Biotech Ltd. - ADR(a)	1,457,709
1,015,158	China Construction Bank Corp. - H Shares	723,198
290,802	China International Capital Corp. Ltd. - H Shares(b)(c)	582,876
219,910	China Life Insurance Co. Ltd. - H Shares	319,567
2,748,493	China Merchants Bank Co. Ltd. - H Shares	16,565,855
887,836	China Petroleum & Chemical Corp. - H Shares	434,571
241,058	China Shenhua Energy Co. Ltd. - H Shares	770,146
230,776	CITIC Securities Co. Ltd. - H Shares	507,046
268,686	Contemporary Amperex Technology Co. Ltd. - A Shares	16,284,578
2,550,000	Country Garden Services Holdings Co. Ltd.	10,747,689
422,300	ENN Energy Holdings Ltd.	5,656,741
2,406,721	Estun Automation Co. Ltd. - A Shares	5,298,651
1,643,090	Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	20,032,721
358,313	Fosun International Ltd.	377,623
1,142,800	Fuyao Glass Industry Group Co. Ltd. - H Shares(b)(c)	4,669,134
635,600	Glodon Co. Ltd. - A Shares	4,382,046
711,155	Guangzhou Kingmed Diagnostics Group Co. Ltd. - A Shares	8,671,499
4,656,000	Haidilao International Holding Ltd.(b)(c)	9,037,289

6

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2022 (Unaudited)

Shares		Value
CHINA (continued)
1,866,800	Haier Smart Home Co. Ltd. - H Shares	$6,595,022
479,057	Haitong Securities Co. Ltd. - H Shares	334,561
898,835	Hangzhou Robam Appliances Co. Ltd. - A Shares	4,150,220
330,612	Hangzhou Tigermed Consulting Co. Ltd. - A Shares	4,404,960
1,310,386	Hangzhou Tigermed Consulting Co. Ltd. - H Shares(b)(c)	12,699,597
2,086,816	Huayu Automotive Systems Co. Ltd. - A Shares	6,102,340
839,345	Industrial & Commercial Bank of China Ltd. - H Shares	505,963
605,858	JD Health International, Inc.(a)(b)(c)	3,776,955
775,073	JD.com, Inc. - A Shares(a)	24,165,657
382,822	Kanzhun Ltd. - ADR(a)	9,007,802
124,114	KE Holdings, Inc. - ADR(a)	1,759,937
3,025,000	Kingdee International Software Group Co. Ltd.(a)	6,172,796
1,192,000	Kingsoft Corp. Ltd.	3,577,204
332,900	Kuaishou Technology(a)(b)(c)	2,718,390
80,427	Kweichow Moutai Co. Ltd. - A Shares	22,076,899
1,599,000	Li Ning Co. Ltd.	12,462,877
531,500	LONGi Green Energy Technology Co. Ltd. - A Shares	5,344,623
510,759	Lufax Holding Ltd. - ADR	2,834,712
1,769,500	Medlive Technology Co. Ltd.(a)(b)(c)	2,065,356
922,400	Meituan - B Shares(a)(b)(c)	19,763,717
1,023,211	Midea Group Co. Ltd. - A Shares	8,706,600
1,246,000	Minth Group Ltd.	2,935,834
103,340	NetEase, Inc. - ADR	9,851,402
135,616	New China Life Insurance Co. Ltd. - H Shares	343,610
478,452	NIO, Inc. - ADR(a)	7,990,148
464,155	PICC Property & Casualty Co. Ltd. - H Shares	474,747
75,546	Pinduoduo, Inc. - ADR(a)	3,255,277
4,209,305	Ping An Bank Co. Ltd. - A Shares	9,646,878
2,795,500	Ping An Insurance Group Co. of China Ltd. - H Shares	17,669,570
851,600	Pop Mart International Group Ltd.(b)(c)	3,852,941
235,696	Proya Cosmetics Co. Ltd. - A Shares	7,132,238
223,500	SG Micro Corp. - A Shares	9,288,393
1,687,193	Shandong Sinocera Functional Material Co. Ltd. - A Shares	8,227,804
1,240,252	Shenzhen Inovance Technology Co. Ltd. - A Shares	10,656,839
1,551,637	Shenzhen Megmeet Electrical Co. Ltd. - A Shares	4,344,303
602,300	Shenzhou International Group Holdings Ltd.	8,172,589
845,617	Sinocare, Inc. - A Shares	1,892,103
Shares		Value
CHINA (continued)
216,500	Sungrow Power Supply Co. Ltd. - A Shares	$2,030,361
327,100	Sunny Optical Technology Group Co. Ltd.	4,767,118
5,476,540	Tencent Holdings Ltd.	258,081,319
384,819	Tencent Music Entertainment Group - ADR(a)	1,635,481
212,772	Topchoice Medical Corp. - A Shares(a)	4,078,028
2,918,000	Weichai Power Co. Ltd. - H Shares	4,076,175
539,500	WuXi AppTec Co. Ltd. - H Shares(b)(c)	7,338,169
2,855,000	Wuxi Biologics Cayman, Inc.(a)(b)(c)	21,072,231
442,839	Yatsen Holding Ltd. - ADR(a)	272,213
374,484	Yifeng Pharmacy Chain Co. Ltd. - A Shares	2,062,738
1,439,840	Yonyou Network Technology Co. Ltd. - A Shares	4,104,750
177,200	Yunnan Energy New Material Co. Ltd. - A Shares	5,350,647
397,000	Zai Lab Ltd.(a)	1,617,739
39,700	Zai Lab Ltd. - ADR(a)	1,586,412
2,819,868	Zhejiang Sanhua Intelligent Controls Co. Ltd. - A Shares	7,036,054
6,366,000	Zijin Mining Group Co. Ltd. - H Shares	9,269,590
		920,367,692
DENMARK — 0.0%
3,764	Carlsberg AS - Class B	478,153
5,330	Chr Hansen Holding A/S	415,259
3,427	Coloplast A/S - Class B	461,715
21,846	Novo Nordisk A/S - Class B	2,495,387
9,531	Novozymes A/S - Class B	664,402
		4,514,916
FINLAND — 0.0%
7,684	Elisa Oyj	450,447
29,720	Kesko Oyj - Class B	748,244
7,977	Kone Oyj - Class B	383,516
16,900	UPM-Kymmene Oyj	584,610
		2,166,817
FRANCE — 0.5%
5,443	Air Liquide SA	941,685
925,917	Airbus SE	101,361,897
22,152	BNP Paribas SA	1,148,612
6,625	Capgemini SE	1,348,711
11,266	Edenred	565,803
857	Hermes International	1,056,730
3,323	L’Oreal SA	1,208,940
3,977	LVMH Moet Hennessy Louis Vuitton SE	2,573,657
9,776	Sanofi	1,033,274
9,192	Schneider Electric SE	1,318,768

7

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2022 (Unaudited)

Shares		Value
FRANCE (continued)
2,166	Teleperformance	$777,401
30,014	TotalEnergies SE	1,473,777
		114,809,255
GERMANY — 0.3%
11,528	BASF SE	607,099
3,045	Deutsche Boerse AG	530,118
15,756	Deutsche Post AG	673,135
75,159	Deutsche Telekom AG	1,384,516
18,971	Evonik Industries AG	496,213
6,439	Fresenius Medical Care AG & Co. KGaA	400,421
15,093	Fresenius SE & Co. KGaA	533,507
16,575	RWE AG	688,184
5,628	Siemens AG	691,991
11,432	Vonovia SE	455,462
1,395,982	Zalando SE(a)(b)(c)	54,926,665
		61,387,311
HONG KONG — 0.2%
2,878,562	AIA Group Ltd.	28,278,301
142,899	BOC Hong Kong Holdings Ltd.	517,275
120,978	China Mengniu Dairy Co. Ltd.	652,921
131,830	China Overseas Land & Investment Ltd.	407,260
93,859	China Resources Beer Holdings Co. Ltd.	551,313
106,699	China Resources Land Ltd.	476,541
206,353	CLP Holdings Ltd.	2,013,670
3,774,000	Geely Automobile Holdings Ltd.	5,835,316
235,463	Guangdong Investment Ltd.	301,473
25,351	Hang Seng Bank Ltd.	448,851
33,987	Hong Kong Exchanges & Clearing Ltd.	1,441,694
418,257	HUTCHMED China Ltd. - ADR(a)	6,311,498
74,406	Sun Hung Kai Properties Ltd.	856,941
		48,093,054
INDIA — 4.0%
58,710	Adani Ports & Special Economic Zone Ltd.	652,227
750,632	Apollo Hospitals Enterprise Ltd.	43,466,632
1,919,124	Asian Paints Ltd.	80,895,274
11,705	Avenue Supermarts Ltd.(a)(b)(c)	599,591
530,160	Bajaj Finance Ltd.	45,700,836
3,185	Bajaj Finserv Ltd.	613,839
3,084,267	Bandhan Bank Ltd.(b)(c)	13,374,476
570,910	Britannia Industries Ltd.	24,365,196
128,365	Crompton Greaves Consumer Electricals Ltd.	642,599
124,105	DLF Ltd.	597,948
40,725	Havells India Ltd.	694,304
10,003,149	HDFC Bank Ltd.	179,334,809
17,290	Hero MotoCorp Ltd.	561,656
Shares		Value
INDIA (continued)
2,192,088	Housing Development Finance Corp. Ltd.	$63,246,005
3,761,045	ICICI Prudential Life Insurance Co. Ltd.(b)(c)	25,683,988
2,616,730	Jubilant Foodworks Ltd.	18,478,758
9,255	L&T Technology Services Ltd.(b)(c)	489,508
5,889,202	Reliance Industries Ltd.	213,380,253
57,060	Tata Chemicals Ltd.	695,531
176,975	Tata Consultancy Services Ltd.	8,156,485
62,755	Tata Consumer Products Ltd.	672,420
5,335	Tata Elxsi Ltd.	534,339
3,821,652	Titan Co. Ltd.	121,943,449
37,645	Voltas Ltd.	616,970
		845,397,093
INDONESIA — 0.1%
3,441,475	Aneka Tambang Tbk(d)	615,030
45,761,909	Bank Central Asia Tbk PT(d)	25,666,555
		26,281,585
IRELAND — 0.7%
6,267	Accenture Plc - Class A	1,882,356
614,401	Aptiv Plc(a)	65,372,266
15,375	Experian Plc	530,966
2,055	ICON Plc(a)	464,861
4,053	Jazz Pharmaceuticals Plc(a)	649,372
798,755	Medtronic Plc	83,358,072
		152,257,893
ISRAEL — 0.0%
4,292	Check Point Software Technologies Ltd.(a)	542,037
3,295	Nice Ltd.(a)	685,127
		1,227,164
ITALY — 0.0%
2,976	DiaSorin SpA	389,832
47,491	FinecoBank Banca Fineco SpA	660,190
27,246	Prysmian SpA	886,173
		1,936,195
JAPAN — 1.4%
21,794	Aeon Co. Ltd.	414,201
13,326	Asahi Group Holdings Ltd.	502,295
26,947	Astellas Pharma, Inc.	410,287
52,915	Avex, Inc.	568,821
8,561	Bandai Namco Holdings, Inc.	579,605
16,380	Chugai Pharmaceutical Co. Ltd.	490,829
3,609	Daikin Industries Ltd.	551,519
17,975	Daiwa House Industry Co. Ltd.	432,123
310	Daiwa House REIT Investment Corp. REIT	754,541
1,850	Disco Corp.	452,788
31,399	Fuji Electric Co. Ltd.	1,376,869
8,490	Fujitsu Ltd.	1,283,256

8

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2022 (Unaudited)

Shares		Value
JAPAN (continued)
460	Fukuoka REIT Corp.	$575,305
10,426	Hamamatsu Photonics KK	466,492
15,293	Hitachi Ltd.	725,293
6,264	Hoya Corp.	621,653
22,436	ITOCHU Corp.	677,140
180	Japan Real Estate Investment Corp. REIT	871,175
24,295	Japan Tobacco, Inc.	413,302
8,448	Kao Corp.	338,583
18,491	KDDI Corp.	612,324
239,274	Keyence Corp.	96,189,163
19,696	Kyowa Kirin Co. Ltd.	415,128
8,112	Lawson, Inc.	298,361
12,098	M3, Inc.	386,337
22,269	Mitsubishi Corp.	747,693
36,640	Mitsubishi Electric Corp.	383,778
27,813	Mitsubishi Estate Co. Ltd.	405,140
32,023	Mitsui & Co. Ltd.	775,463
26,228	Mitsui Fudosan Co. Ltd.	555,870
9,803	Murata Manufacturing Co. Ltd.	584,332
16,691	Nabtesco Corp.	380,682
17,127	Nichirei Corp.	314,460
12,537	Nihon Kohden Corp.	300,965
2,619,100	Nihon M&A Center Holdings, Inc.	32,251,112
152	Nippon Building Fund, Inc. REIT	789,079
404	Nippon Prologis REIT, Inc.	1,118,179
21,191	Nippon Telegraph & Telephone Corp.	624,485
18,812	Nomura Research Institute Ltd.	531,936
2,850	Obic Co. Ltd.	421,057
8,362	Omron Corp.	492,974
26,564	Osaka Gas Co. Ltd.	478,774
11,266	Otsuka Holdings Co. Ltd.	378,565
60,407	Panasonic Holdings Corp.	538,419
29,790	Recruit Holdings Co. Ltd.	1,080,829
12,979	Seven & i Holdings Co. Ltd.	573,891
17,002	Shimadzu Corp.	555,832
4,018	Shin-Etsu Chemical Co. Ltd.	552,212
1,268	SMC Corp.	613,991
33,944	SoftBank Corp.	395,036
1,620,399	Sony Group Corp.	139,842,191
17,735	Sumitomo Mitsui Financial Group, Inc.	535,844
17,525	Sumitomo Realty & Development Co. Ltd.	464,912
12,161	Suntory Beverage & Food Ltd.	479,156
15,070	Terumo Corp.	448,561
9,637	Tokio Marine Holdings, Inc.	521,060
3,024	Tokyo Electron Ltd.	1,275,967
23,746	Tokyo Gas Co. Ltd.	454,842
10,797	Toyo Suisan Kaisha Ltd.	333,372
96,425	Toyota Motor Corp.	1,652,118
11,736	Unicharm Corp.	408,319
Shares		Value
JAPAN (continued)
10,806	Yamaha Corp.	$412,865
		303,081,351
KAZAKHSTAN — 0.1%
183,572	Kaspi.KZ JSC - GDR(c)	11,851,576
MALAYSIA — 0.0%
787,935	Public Bank Berhad	846,910
155,433	Tenaga Nasional Berhad	322,577
		1,169,487
MAURITIUS — 0.0%
686,075	Alphamin Resources Corp.	742,338
MEXICO — 0.0%
807,279	America Movil SAB de CV - Series L	787,242
213,293	Grupo Financiero Banorte SAB de CV - Series O	1,405,822
243,303	Grupo Mexico SAB de CV - Series B	1,139,702
188,278	Wal-Mart de Mexico SAB de CV	667,344
		4,000,110
NETHERLANDS — 1.7%
63,216	Adyen NV(a)(b)(c)	106,031,774
193,078	ASML Holding NV	109,579,201
238,980	ASML Holding NV - NY	134,729,755
6,619	IMCD NV	1,053,894
162,033	ING Groep NV	1,535,134
20,938	Koninklijke Ahold Delhaize NV	617,587
6,404	NXP Semiconductors NV	1,094,444
6,304	Wolters Kluwer NV	636,595
		355,278,384
NORWAY — 0.0%
32,686	Aker BP ASA	1,171,103
29,213	Telenor ASA	412,004
		1,583,107
POLAND — 0.0%
85,606	Powszechna Kasa Oszczednosci Bank Polski SA(a)	631,819
61,316	Powszechny Zaklad Ubezpieczen SA	423,923
		1,055,742
PORTUGAL — 0.0%
26,194	Jeronimo Martins SGPS SA	545,271
QATAR — 0.0%
119,633	Qatar National Bank QPSC(d)	763,018
SINGAPORE — 0.5%
1,206,947	Sea Ltd. - ADR(a)	99,886,934
SOUTH AFRICA — 0.0%
101,587	Absa Group Ltd.	1,097,502
81,902	Standard Bank Group Ltd.	867,957

9

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2022 (Unaudited)

Shares		Value
SOUTH AFRICA (continued)
76,377	Vodacom Group Ltd.	$733,583
		2,699,042
SOUTH KOREA — 0.6%
3,719	Hyundai Mobis Co. Ltd.	605,033
44,184	Kakaopay Corp.(a)	3,908,225
20,349	KB Financial Group, Inc.	946,719
29,824	Kia Corp.	1,956,165
1,683	Korea Zinc Co. Ltd.	768,354
549	LG Household & Health Care Ltd.	393,183
532,110	NAVER Corp.	118,532,314
6,171	POSCO Holdings, Inc.	1,409,005
66,945	Samsung Electronics Co. Ltd.	3,567,739
21,747	Samsung Electronics Co. Ltd. - Preference Shares	1,019,578
		133,106,315
SPAIN — 0.0%
96,112	Iberdrola SA	1,104,404
16,279	Industria de Diseno Textil SA	341,326
31,708	Red Electrica Corp. SA	638,417
		2,084,147
SWEDEN — 0.0%
22,176	Atlas Copco AB - A Shares	1,005,390
133,721	Hexagon AB - B Shares	1,725,393
37,148	Sandvik AB	703,149
75,220	Swedish Match AB	599,111
33,454	Tele2 AB - Class B	443,409
		4,476,452
SWITZERLAND — 0.4%
12,820	Georg Fischer AG	695,743
150	Givaudan SA	596,178
13,235	Logitech International SA	861,316
1,869	Lonza Group AG	1,102,027
27,801	Nestle SA	3,588,945
20,404	Novartis AG	1,803,087
6,038	Roche Holding AG	2,238,975
201,431	Sika AG	61,528,764
2,542	Sonova Holding AG	916,712
19,464	STMicroelectronics NV	719,139
1,504	Swisscom AG	889,316
46,919	UBS Group AG	796,527
1,540	Zurich Insurance Group AG	701,116
		76,437,845
TAIWAN — 0.8%
462,160	China Steel Corp.	559,846
876,890	Chunghwa Telecom Co. Ltd.	3,887,226
100,174	Delta Electronics, Inc.	836,211
186,221	Formosa Chemicals & Fibre Corp.	501,523
376,164	Hon Hai Precision Industry Co. Ltd.	1,288,768
39,625	MediaTek, Inc.	1,092,382
459,932	Mega Financial Holding Co. Ltd.	646,576
Shares		Value
TAIWAN (continued)
205,543	Pegatron Corp.	$486,958
69,338	Realtek Semiconductor Corp.	940,883
365,995	TA Chen Stainless Pipe	541,308
333,921	Taiwan Cement Corp.	518,370
4,825,253	Taiwan Semiconductor Manufacturing Co. Ltd.	87,253,405
693,862	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	64,480,596
198,130	Uni-President Enterprises Corp.	458,398
		163,492,450
THAILAND — 0.4%
41,523,900	CP ALL Public Co. Ltd. - FOR	78,290,701
TURKEY — 0.0%
30,589	BIM Birlesik Magazalar AS	171,852
206,177	Eregli Demir ve Celik Fabrikalari TAS	464,311
30,065	Ford Otomotiv Sanayi AS	604,043
21,465	Otokar Otomotiv Ve Savunma Sanayi AS	601,464
		1,841,670
UNITED ARAB EMIRATES — 0.0%
496,785	Agthia Group PJSC	576,678
393,220	Emaar Properties PJSC	678,246
		1,254,924
UNITED KINGDOM — 3.2%
34,564	Anglo American Plc	1,530,874
1,417,240	AstraZeneca Plc	189,118,258
9,201	AstraZeneca Plc - ADR	610,946
73,838	Barratt Developments Plc	451,744
294,026	BP Plc	1,419,497
24,997	British American Tobacco Plc	1,047,683
9,910	Croda International Plc	962,524
26,380	Diageo Plc	1,316,068
5,852,009	Entain Plc(a)	109,961,140
43,622	GlaxoSmithKline Plc	983,352
23,681	Hargreaves Lansdown Plc	271,108
501,817	ITV Plc	463,405
355,540	JD Sports Fashion Plc	585,815
174,205	Legal & General Group Plc	543,014
522,087	Linde Plc	162,870,260
7,445	LivaNova Plc(a)	570,734
2,044,103	London Stock Exchange Group Plc	201,531,662
26,944	Mondi Plc	506,169
8,203	Next Plc	614,410
41,982	RELX Plc	1,250,664
25,700	Rio Tinto Plc	1,815,863
79,442	Shell Plc	2,132,692
6,351	Spirax-Sarco Engineering Plc	958,338
18,500	Unilever Plc	860,067
13,255	Unilever Plc	615,218
		682,991,505

10

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2022 (Unaudited)

Shares		Value
UNITED STATES — 66.4%
5,685	3M Co.	$819,891
16,445	A.O. Smith Corp.	960,881
684,959	Abbott Laboratories	77,742,847
1,694,114	AbbVie, Inc.	248,831,464
17,505	ACI Worldwide, Inc.(a)	483,488
5,726	Adobe, Inc.(a)	2,267,210
10,380	Advanced Micro Devices, Inc.(a)	887,698
805,217	Agilent Technologies, Inc.	96,038,232
11,320	Agilysys, Inc.(a)	416,689
7,385	Agree Realty Corp. REIT	501,589
475,658	Air Products and Chemicals, Inc.	111,337,268
299,873	Alexandria Real Estate Equities, Inc. REIT	54,624,866
196,809	Align Technology, Inc.(a)	57,056,897
32,424	Ally Financial, Inc.	1,295,663
37,989	Alphabet, Inc. - Class A(a)	86,698,116
273,152	Alphabet, Inc. - Class C(a)	628,066,588
224,759	Amazon.com, Inc.(a)	558,667,713
10,507	American Express Co.	1,835,678
394,512	American Tower Corp. REIT	95,085,282
4,782	Ameriprise Financial, Inc.	1,269,573
5,082	AmerisourceBergen Corp.	768,856
1,390,398	AMETEK, Inc.	175,551,651
7,518	Amgen, Inc.	1,753,122
4,410	Analog Devices, Inc.	680,816
2,344	ANSYS, Inc.(a)	646,217
331,043	Anthem, Inc.	166,160,413
2,462	Aon Plc - Class A	709,031
6,115,811	Apple, Inc.	964,157,604
13,934	Applied Materials, Inc.	1,537,617
12,815	ASGN, Inc.(a)	1,453,862
70,803	AT&T, Inc.	1,335,345
5,241	Autodesk, Inc.(a)	992,017
407,125	Automatic Data Processing, Inc.	88,826,533
479	AutoZone, Inc.(a)	936,670
3,256,391	Avantor, Inc.(a)	103,813,745
4,168	Avery Dennison Corp.	752,741
9,668,276	Bank of America Corp.	344,964,088
30,022	Bank OZK	1,153,445
9,229	Baxter International, Inc.	655,813
660,768	Berkshire Hathaway, Inc. - Class B(a)	213,315,733
2,153	Biogen, Inc.(a)	446,618
1,163	Bio-Rad Laboratories, Inc. - Class A(a)	595,526
2,833	Bio-Techne Corp.	1,075,662
8,816	Blackbaud, Inc.(a)	511,416
2,296,818	Blackstone, Inc.	233,287,804
714,229	Block, Inc.(a)	71,094,355
638	Booking Holdings, Inc.(a)	1,410,178
16,862	BorgWarner, Inc.	621,027
29,750	Boyd Gaming Corp.	1,802,255
12,109	Bread Financial Holdings Inc.	663,573
25,337	Bristol-Myers Squibb Co.	1,907,116
184,927	Broadcom, Inc.	102,521,680
Shares		Value
UNITED STATES (continued)
4,357	Broadridge Financial Solutions, Inc.	$627,974
7,201	Brown-Forman Corp. - Class B	485,635
295	Cable One, Inc.	344,029
588,636	Cadence Design Systems, Inc.(a)	88,795,741
8,552	California Water Service Group	443,592
8,853	Cardinal Health, Inc.	513,917
377,669	Caterpillar, Inc.	79,514,431
18,459	Charles Schwab Corp. (The)	1,224,385
2,153	Charter Communications, Inc. - Class A(a)	922,539
16,195	Cheesecake Factory, Inc. (The)(a)	597,757
1,034	Chemed Corp.	508,097
3,884,689	Chevron Corp.	608,614,226
91,223	Chipotle Mexican Grill, Inc.(a)	132,785,111
6,291	Church & Dwight Co., Inc.	613,750
5,853	Cigna Corp.	1,444,403
51,507	Cisco Systems, Inc.	2,522,813
34,429	Citigroup, Inc.	1,659,822
34,733	Citizens Financial Group, Inc.	1,368,480
3,290	Clorox Co. (The)	472,016
794,460	Cloudflare, Inc. - Class A(a)	68,434,784
2,654,291	Coca-Cola Co. (The)	171,493,742
11,324	Cognizant Technology Solutions Corp. - Class A	916,112
10,527	Colgate-Palmolive Co.	811,105
1,858,247	Comcast Corp. - Class A	73,883,901
19,159	Comerica, Inc.	1,569,122
11,177	CommVault Systems, Inc.(a)	681,797
12,877	ConocoPhillips	1,230,011
3,054,833	Corteva, Inc.	176,233,316
380,496	Costco Wholesale Corp.	202,317,333
21,590	Coterra Energy, Inc.	621,576
4,577	Crown Castle International Corp. REIT	847,706
44,914	CSX Corp.	1,542,347
3,065	Cummins, Inc.	579,867
15,005	CVS Health Corp.	1,442,431
556,585	Danaher Corp.	139,775,191
275,488	Deere & Co.	104,010,494
274,274	Dexcom, Inc.(a)	112,062,871
5,933	Digital Realty Trust, Inc. REIT	866,930
2,536	Dollar General Corp.	602,376
1,320	Domino’s Pizza, Inc.	446,160
722,943	DoorDash, Inc. - Class A(a)	58,869,249
27,632	East West Bancorp, Inc.	1,970,162
599,379	Eaton Corp. Plc	86,921,943
28,060	eBay, Inc.	1,456,875
1,013,720	Edwards Lifesciences Corp.(a)	107,231,302
5,287	Electronic Arts, Inc.	624,130
9,219	Eli Lilly & Co.	2,693,146
6,333	Encompass Health Corp.	435,900
6,523	Enovis Corp.(a)	423,143
513,119	Entegris, Inc.	57,156,325

11

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2022 (Unaudited)

Shares		Value
UNITED STATES (continued)
7,876	Envestnet, Inc.(a)	$627,245
10,927	EOG Resources, Inc.	1,275,837
20,988	Equity Commonwealth REIT(a)	549,676
7,212	Equity LifeStyle Properties, Inc. REIT	557,343
1	Esab Corp.(a)	44
191,864	Estee Lauder Cos, Inc. (The) - Class A	50,663,608
4,965	Etsy, Inc.(a)	462,688
5,297	Euronet Worldwide, Inc.(a)	644,380
6,110	Extra Space Storage, Inc. REIT	1,160,900
28,312	Exxon Mobil Corp.	2,413,598
3,328	Fair Isaac Corp.(a)	1,243,041
12,584	Fastenal Co.	696,021
32,611	Fifth Third Bancorp	1,223,891
3,656	FleetCor Technologies, Inc.(a)	912,245
56,944	Flex Ltd.(a)	939,007
517,978	Fortinet, Inc.(a)	149,700,822
1,428,400	Freeport-McMoRan, Inc.	57,921,620
6,754	General Dynamics Corp.	1,597,524
11,556	General Mills, Inc.	817,356
736,274	Genuine Parts Co.	95,752,434
13,494	Gilead Sciences, Inc.	800,734
5,658	Goldman Sachs Group, Inc. (The)	1,728,462
9,792	Graco, Inc.	607,300
5,125	Guidewire Software, Inc.(a)	445,568
3,984	HCA Healthcare, Inc.	854,767
300,167	Hershey Co. (The)	67,768,704
276,966	Home Depot, Inc. (The)	83,200,586
7,723	Honeywell International, Inc.	1,494,478
9,890	Hormel Foods Corp.	518,137
42,050	HP, Inc.	1,540,292
1,753	Humana, Inc.	779,314
2,141	IDEXX Laboratories, Inc.(a)	921,658
340,743	Illinois Tool Works, Inc.	67,163,853
9,422	Integra LifeSciences Holdings Corp.(a)	576,250
46,276	Intel Corp.	2,017,171
9,763	InterDigital, Inc.	555,027
14,690	International Business Machines Corp.	1,942,165
5,300	Intuit, Inc.	2,219,375
284,532	Intuitive Surgical, Inc.(a)	68,088,508
425,638	iRhythm Technologies, Inc.(a)	52,510,960
2,706	Jack Henry & Associates, Inc.	513,003
5,795	Jack in the Box, Inc.	479,594
24,650	Johnson & Johnson	4,448,339
18,228	Johnson Controls International Plc	1,091,310
5,128	Jones Lang LaSalle, Inc.(a)	1,121,647
3,055,962	JPMorgan Chase & Co.	364,759,624
20,349	Kennametal, Inc.	523,580
5,345	Kimberly-Clark Corp.	742,046
29,996	Kinder Morgan, Inc.	544,427
277,632	KLA Corp.	88,636,792
14,288	Kroger Co. (The)	770,980
3,666	L3Harris Technologies, Inc.	851,465
176,114	Lam Research Corp.	82,026,857
Shares		Value
UNITED STATES (continued)
3,275	Lancaster Colony Corp.	$508,215
4,735	Leidos Holdings, Inc.	490,120
12,605	Lennar Corp. - Class A	964,156
22,143	Liberty Media Corp-Liberty Formula One - Class C(a)	1,380,173
15,312	Lincoln National Corp.	921,017
134,867	Lockheed Martin Corp.	58,278,728
659,112	Lowe’s Cos, Inc.	130,326,216
9,171	Manhattan Associates, Inc.(a)	1,197,274
5,792	Marriott Vacations Worldwide Corp.	864,919
11,508	Masco Corp.	606,357
2,302	Masimo Corp.(a)	260,057
599,281	Mastercard, Inc. - Class A	217,766,730
300,059	McDonald’s Corp.	74,762,700
3,293	McKesson Corp.	1,019,546
1,102,718	Merck & Co., Inc.	97,800,059
636,710	Meta Platforms, Inc. - Class A(a)	127,641,254
926	Mettler-Toledo International, Inc.(a)	1,182,993
15,648	Microchip Technology, Inc.	1,020,250
14,347	Micron Technology, Inc.	978,322
3,484,015	Microsoft Corp.	966,883,843
5,335	Moderna, Inc.(a)	717,077
5,677	Mohawk Industries, Inc.(a)	800,798
2,832	Molina Healthcare, Inc.(a)	887,690
23,007	Mondelez International, Inc. - Class A	1,483,491
2,981	Monolithic Power Systems, Inc.	1,169,267
8,186	Monster Beverage Corp.(a)	701,376
2,118,667	Morgan Stanley	170,743,374
525,661	Motorola Solutions, Inc.	112,328,499
2,453	MSCI, Inc.	1,033,326
68,225	Navient Corp.	1,084,095
23,545	NCR Corp.(a)	824,781
10,762	NetApp, Inc.	788,317
248,823	Netflix, Inc.(a)	47,365,946
15,676	Newmont Corp.	1,141,997
10,059	NextEra Energy Partners LP	670,533
3,510,134	NextEra Energy, Inc.	249,289,717
946,668	NIKE, Inc. - Class B	118,049,500
6,168	Norfolk Southern Corp.	1,590,604
365,616	Northrop Grumman Corp.	160,651,670
22,278	NortonLifeLock, Inc.	557,841
5,698	Novanta, Inc.(a)	733,333
1,058,359	NVIDIA Corp.	196,293,844
10,855	Occidental Petroleum Corp.	598,002
346,028	Okta, Inc.(a)	41,284,601
32,821	ON Semiconductor Corp.(a)	1,710,302
28,232	Oracle Corp.	2,072,229
225,712	O’Reilly Automotive, Inc.(a)	136,905,614
6,708	PACCAR, Inc.	557,099
302,885	Palo Alto Networks, Inc.(a)	170,003,293
6,856	Paychex, Inc.	868,861
2,290	PayPal Holdings, Inc.(a)	201,360
625,763	PepsiCo, Inc.	107,449,765

12

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2022 (Unaudited)

Shares		Value
UNITED STATES (continued)
49,937	Pfizer, Inc.	$2,450,409
8,936,500	PG&E Corp.(a)	113,046,725
289,218	Philip Morris International, Inc.	28,921,800
7,690	Phillips 66	667,184
6,863	Pioneer Natural Resources Co.	1,595,442
13,707	Premier, Inc. - Class A	496,330
469,289	Procter & Gamble Co. (The)	75,344,349
11,939	Progress Software Corp.	572,833
8,445	Prologis, Inc. REIT	1,353,649
1,110,595	Prudential Financial, Inc.	120,510,663
4,055	Public Storage REIT	1,506,433
10,157	PVH Corp.	739,226
851,003	QUALCOMM, Inc.	118,876,609
711,077	Quanta Services, Inc.	82,470,710
588,854	Quest Diagnostics, Inc.	78,812,219
11,425	Raytheon Technologies Corp.	1,084,347
1,176	Regeneron Pharmaceuticals, Inc.(a)	775,113
2,996	ResMed, Inc.	599,110
17,596	Rollins, Inc.	590,170
2,123	Roper Technologies, Inc.	997,640
464,743	Ross Stores, Inc.	46,367,409
5,730	Saia, Inc.(a)	1,180,151
29,348	Schlumberger NV	1,144,865
5,680	Science Applications International Corp.	472,746
8,965	Seagate Technology Holdings Plc	735,489
9,095	Shake Shack, Inc. - Class A(a)	525,964
2,733	Sherwin-Williams Co. (The)	751,466
562,315	Simon Property Group, Inc. REIT	66,353,170
33,035	Six Flags Entertainment Corp.(a)	1,264,249
9,109	Skyworks Solutions, Inc.	1,032,050
342,178	Snowflake, Inc. - Class A(a)	58,662,996
14,135	Spectrum Brands Holdings, Inc.	1,202,464
11,955	SS&C Technologies Holdings, Inc.	773,010
586,711	Starbucks Corp.	43,792,109
15,977	State Street Corp.	1,069,980
9,210	Stericycle, Inc.(a)	462,250
2,681	SVB Financial Group(a)	1,307,363
32,365	Synchrony Financial	1,191,356
4,595	Synopsys, Inc.(a)	1,317,800
3,679	Take-Two Interactive Software, Inc.(a)	439,677
6,709	Target Corp.	1,534,013
1,058,791	TE Connectivity Ltd.	132,115,941
8,532	Teradyne, Inc.	899,785
622,249	Texas Instruments, Inc.	105,937,892
19,057	Textron, Inc.	1,319,697
280,305	Thermo Fisher Scientific, Inc.	154,986,241
12,762	Timken Co. (The)	735,602
6,027	Tractor Supply Co.	1,214,139
18,801	Trimble, Inc.(a)	1,254,027
9,831	TriNet Group, Inc.(a)	872,010
2,610,924	Truist Financial Corp.	126,238,175
263,877	Twilio, Inc. - Class A(a)	29,506,726
Shares		Value
UNITED STATES (continued)
1,578	Tyler Technologies, Inc.(a)	$622,852
8,465	Tyson Foods, Inc. - Class A	788,599
11,781	UFP Industries, Inc.	911,496
2,173	Ulta Beauty, Inc.(a)	862,246
631,307	Union Pacific Corp.	147,908,917
418,074	United Rentals, Inc.(a)	132,328,783
4,400	United Therapeutics Corp.(a)	781,264
678,668	UnitedHealth Group, Inc.	345,136,611
2,831	Vail Resorts, Inc.	719,527
8,990	Valero Energy Corp.	1,002,205
2,220	VeriSign, Inc.(a)	396,692
3,039	Verisk Analytics, Inc.	620,108
2,768,647	Verizon Communications, Inc.	128,188,356
34,473	Viatris, Inc.	356,106
1,177,394	Visa, Inc. - Class A	250,937,983
25,752	Vistra Corp.	644,315
3,373	VMware, Inc. - Class A	364,419
10,169	Walgreens Boots Alliance, Inc.	431,166
2,052,598	Walmart, Inc.	314,026,968
17,128	Warner Bros Discovery, Inc.(a)	310,881
585,967	Waste Management, Inc.	96,356,414
2,307	Waters Corp.(a)	699,067
2,700	WD-40 Co.	496,746
41,018	Wells Fargo & Co.	1,789,615
18,813	WESCO International, Inc.(a)	2,318,890
3,181	West Pharmaceutical Services, Inc.	1,002,206
14,701	Westrock Co.	728,141
8,644	WEX, Inc.(a)	1,436,979
22,463	Weyerhaeuser Co. REIT	925,925
1,676	WW Grainger, Inc.	838,050
5,574	Yum! Brands, Inc.	652,214
2,556	Zebra Technologies Corp. - Class A(a)	944,851
353,600	Zoetis, Inc.	62,675,600
		14,215,689,576
URUGUAY — 0.1%
114,488	Globant SA(a)	24,728,263
Total Common Stocks (Cost $14,697,223,153)		18,725,726,726

EXCHANGE-TRADED FUNDS — 9.1%
5,141,750	Consumer Staples Select Sector SPDR Fund	399,205,470
968,500	Energy Select Sector SPDR Fund	72,782,775
3,005,230	FlexShares Global Upstream Natural Resources Index Fund	134,273,676
3,109,000	Health Care Select Sector SPDR Fund	405,071,610
199,000	iShares Biotechnology ETF	23,213,350
3,281,020	iShares MSCI Canada ETF	121,561,791
2,274,615	Materials Select Sector SPDR Fund	193,410,513
1,718,200	SPDR S&P Metals & Mining ETF	96,580,022
886,350	SPDR S&P Oil & Gas Exploration & Production ETF	116,829,794

13

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2022 (Unaudited)

Shares		Value
8,409,740	VanEck Gold Miners ETF	$294,256,803
389,630	VanEck Oil Services ETF	102,768,809

Total Exchange-Traded Funds (Cost $1,917,180,205)		1,959,954,613

Principal Amount
U.S. GOVERNMENT SECURITIES — 0.2%
U.S. Treasury Bills — 0.2%
$50,000,000	0.33%, 05/26/22(e)	49,989,575
Total U.S. Government Securities (Cost $49,988,867)		49,989,575

Shares
INVESTMENT COMPANY — 3.4%
730,517,341	Federated Hermes Government Obligations Fund, 0.26%(f)	730,517,341
Total Investment Company (Cost $730,517,341)		730,517,341

CASH SWEEP — 0.1%
14,770,658	Citibank - US Dollars on Deposit in Custody Account, 0.03%(f)	14,770,658
Total Cash Sweep (Cost $14,770,658)		14,770,658

Contracts
PUT OPTIONS PURCHASED — 0.2%
4,750	S &P 500 Index, Strike $4,015.00, Expires 05/20/22, (Notional amount $19,071,250)	32,917,500
16,600	SPDR S&P Metals & Mining ETF, Strike $52.00, Expires 05/20/22, (Notional amount $863,200)	996,000
21,733	SPDR S&P Oil & Gas Exploration & Production ETF, Strike $115.00, Expires 05/20/22, (Notional amount $2,499,295)	3,781,542
Total Put Options Purchased (Cost $34,637,589)		37,695,042

TOTAL INVESTMENTS — 100.5% (Cost $17,444,317,813)		$21,518,653,955
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(114,455,096)
NET ASSETS — 100.0%		$21,404,198,859

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(d)	These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(e)	Zero coupon security. The rate represents the yield at time of purchase.
(f)	The rate shown represents the current yield as of April 30, 2022.

The following abbreviations are used in the report:

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

FOR — Foreign Ownership Restrictions

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International Index

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipt

PORTFOLIO DIVERSIFICATION BY COUNTRY (UNAUDITED)

Country:	Percentage of Net Assets
Argentina	0.6%
Australia	0.5
Belgium	0.0	*
Brazil	0.3
Canada	0.4
Chile	0.0	*
China	4.3
Denmark	0.0	*
Finland	0.0	*
France	0.5
Germany	0.3
Hong Kong	0.2
India	4.0
Indonesia	0.1
Ireland	0.7
Israel	0.0	*
Italy	0.0	*
Japan	1.4
Kazakhstan	0.1
Malaysia	0.0	*
Mauritius	0.0	*
Mexico	0.0	*
Netherlands	1.7
Norway	0.0	*
Poland	0.0	*
Portugal	0.0	*
Qatar	0.0	*
Singapore	0.5
South Africa	0.0	*

14

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2022 (Unaudited)

Country:	Percentage of Net Assets
South Korea	0.6%
Spain	0.0	*
Sweden	0.0	*
Switzerland	0.4
Taiwan	0.8
Thailand	0.4
Turkey	0.0	*
United Arab Emirates	0.0	*
United Kingdom	3.2
United States	66.4
Uruguay	0.1
Other**	12.5
	100.0%

*	Represents less than 0.01% of net assets.
**	Includes cash and equivalents, options, exchange-traded funds, U.S. Government Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

15

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments	April 30, 2022
(Unaudited)

Shares		Value
COMMON STOCKS — 85.2%
ARGENTINA — 0.2%
13,959	MercadoLibre, Inc.(a)	$13,590,901
AUSTRALIA — 2.5%
1,161,847	Adbri Ltd.	2,371,147
193,845	ALS Ltd.	1,755,286
52,541	Altium Ltd.	1,183,605
1,107,495	Alumina Ltd.	1,394,332
351,729	Ardent Leisure Group Ltd.(a)	329,254
23,315	ASX Ltd.	1,409,617
85,150	AUB Group Ltd.	1,378,646
614,600	Aurizon Holdings Ltd.	1,735,702
325,894	Australian Clinical Labs Ltd.(b)	1,175,784
140,436	Base Resources Ltd.	31,157
848,709	BlueScope Steel Ltd.	12,064,904
89,690	Brickworks Ltd.	1,489,708
506,310	BWP Trust REIT	1,471,632
1,107	Cardno Ltd.	1,316
1	Castile Resources Ltd.(a)	0
897,160	Centuria Office REIT	1,383,162
55,092	Challenger Ltd.	278,741
2,074,081	Champion Iron Ltd.	10,513,954
492,310	Charter Hall Retail REIT	1,537,858
57,769	Clinuvel Pharmaceuticals Ltd.	664,413
6,292	Cogstate Ltd.(a)	9,597
2,193,870	CSR Ltd.	9,395,437
78,529	Data#3 Ltd.	318,915
5,053	DDH1 Ltd.	3,620
268,649	Deterra Royalties Ltd.	910,098
152,051	DGL Group Ltd.(a)(b)	416,580
17,785	Domino’s Pizza Enterprises Ltd.	932,310
12,862	EBOS Group Ltd.	350,815
112,133	Eclipx Group Ltd.(a)	219,576
14,106	Enero Group Ltd.	34,912
791,469	Estia Health Ltd.	1,293,060
226,439	Fenix Resources Ltd.	51,998
777,616	GrainCorp Ltd. - Class A	5,619,340
44,305	Growthpoint Properties Australia Ltd. REIT	136,275
840,365	GWA Group Ltd.	1,342,322
422,289	Hansen Technologies Ltd.	1,634,445
3,045,067	Healius Ltd.	9,581,719
1,949,207	Iluka Resources Ltd.	15,267,947
519,108	Imdex Ltd.	910,691
5,937,724	Incitec Pivot Ltd.	16,014,169
607,550	Inghams Group Ltd.	1,315,396
35,452	Integrated Research Ltd.(a)	18,971
167,565	IRESS Ltd.	1,289,000
71,119	IVE Group Ltd.	98,960
94,408	JB Hi-Fi Ltd.	3,496,529
21,666	Jumbo Interactive Ltd.	263,411
1,496,603	Karoon Energy Ltd.(a)	2,149,270
364,347	MACA Ltd.	207,010
Shares		Value
AUSTRALIA (continued)
1,033,952	Macmahon Holdings Ltd.	$122,861
749,872	Mayne Pharma Group Ltd.(a)	149,842
268,755	McMillan Shakespeare Ltd.	2,241,442
638,525	Medibank Pvt Ltd.	1,434,858
70,056	Medusa Mining Ltd.	41,643
477,147	Metals X Ltd.(a)	246,814
23,600	Metarock Group Ltd.	8,856
396,698	Mineral Resources Ltd.	16,119,122
117,774	MMA Offshore Ltd.(a)	47,175
316,264	Monash IVF Group Ltd.	274,809
352,823	Myer Holdings Ltd.	120,423
64,260	Navigator Global Investments Ltd.	73,440
3,330,291	New Hope Corp. Ltd.	8,201,846
756,720	Nine Entertainment Co. Holdings Ltd.	1,418,309
229,375	Northern Star Resources Ltd.	1,576,676
926,841	Nufarm Ltd.	4,169,582
39,455	Objective Corp. Ltd.	470,364
79,682	OFX Group Ltd.(a)	143,026
5,079,240	Orora Ltd.	14,233,724
252,739	OZ Minerals Ltd.	4,387,030
28,250	Pact Group Holdings Ltd.	45,621
503,245	Perseus Mining Ltd.	700,279
4,103	Pro Medicus Ltd.	134,183
31,088	PWR Holdings Ltd.	221,900
9,386	ReadyTech Holdings Ltd.(a)	22,289
21,089	Regis Healthcare Ltd.	31,172
14,254	Ridley Corp. Ltd.	16,905
93,934	RPMGlobal Holdings Ltd.(a)	112,195
554,076	Sandfire Resources Ltd.	2,196,059
271,079	SEEK Ltd.	5,311,899
1,613,926	Seven West Media Ltd.(a)	788,581
37,539	SG Fleet Group Ltd.	64,938
46,140	Sonic Healthcare Ltd.	1,191,622
412,955	Steadfast Group Ltd.	1,495,056
192,330	Suncorp Group Ltd.	1,544,216
12,440	Sunland Group Ltd.	24,214
5,679	Symbio Holdings Ltd.	19,497
577,084	Technology One Ltd.	4,164,379
384,734	Telix Pharmaceuticals Ltd.(a)	1,229,132
242,617	Terracom Ltd.(a)	96,162
44,505	Tuas Ltd.(a)	50,293
44,701	Vulcan Steel Ltd.	288,442
4,028,261	Whitehaven Coal Ltd.	13,833,241
970	Zimplats Holdings Ltd.	20,812
		204,537,520
AUSTRIA — 0.1%
50,721	ANDRITZ AG	2,156,205
1,792	AT&S Austria Technologie & Systemtechnik AG	92,840
33,225	Erste Group Bank AG	1,034,486
39,339	EVN AG	1,001,426

16

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2022 (Unaudited)

Shares		Value
AUSTRIA (continued)
27,585	OMV AG	$1,410,080
2,827	Palfinger AG	71,646
37,768	Schoeller-Bleckmann Oilfield Equipment AG(a)	2,161,028
13,309	Semperit AG Holding	321,878
4,167	Strabag SE	162,871
169,075	UNIQA Insurance Group AG	1,289,038
7,430	Vienna Insurance Group AG Wiener Versicherung Gruppe	184,301
37,839	Zumtobel Group AG	273,311
		10,159,110
BELGIUM — 0.4%
9,179	Ackermans & van Haaren NV	1,636,397
134,398	Azelis Group NV(a)	3,310,005
15,186	Barco NV	341,987
53,519	Bekaert SA	1,983,887
307,432	bpost SA(a)	1,862,730
5,497	Cie d’Entreprises CFE	718,171
10,734	Deceuninck NV	30,119
250,186	Econocom Group SA	955,933
18,393	EVS Broadcast Equipment SA	407,720
3,335	Financiere de Tubize SA	329,225
140,385	Galapagos NV(a)	8,242,455
4,872	Intervest Offices & Warehouses NV REIT	144,829
13,034	Ion Beam Applications	212,656
32,585	KBC Ancora	1,318,342
61,746	Melexis NV	5,299,942
77,710	Proximus SADP	1,358,240
2,703	Sipef NV	183,634
3,275	Sofina SA	1,003,647
43,770	Telenet Group Holding NV	1,304,452
2,613	VGP NV	679,633
58,812	Warehouses De Pauw CVA REIT	2,262,509
1,345	Wereldhave Belgium Comm VA REIT	77,500
		33,664,013
BERMUDA — 0.3%
425,000	Argo Group International Holdings Ltd.	18,190,000
382,255	James River Group Holdings Ltd.	9,063,266
		27,253,266
BRAZIL — 0.5%
216,710	Afya Ltd. - Class A(a)	3,274,488
812,175	BRF SA - ADR(a)	2,274,090
1,665,988	Cia Energetica de Minas Gerais - ADR	5,047,944
4,027,747	Hapvida Participacoes e Investimentos SA(b)(c)	7,218,082
2,014,000	Rumo SA	6,750,064
1,228,600	Ultrapar Participacoes SA	3,305,127
2,268,200	Vibra Energia SA	9,694,084
		37,563,879
Shares		Value
CANADA — 3.9%
841,882	AbCellera Biologics, Inc.(a)	$6,457,235
361,633	Advantage Energy Ltd.(a)	3,020,529
117,410	Aecon Group, Inc.	1,368,176
2,300	Algoma Central Corp.	30,902
114,730	Altius Minerals Corp.	1,914,771
407,600	Altus Group Ltd.	15,264,575
54,300	Amerigo Resources Ltd.	67,207
171,805	ARC Resources Ltd.	2,381,853
39,080	Aritzia, Inc.(a)	1,391,749
37,707	Artis Real Estate Investment Trust REIT	384,804
39,015	ATS Automation Tooling Systems, Inc.(a)	1,138,577
276,600	Baytex Energy Corp.(a)	1,414,597
167,900	Birchcliff Energy Ltd.	1,228,553
10,180	Bird Construction, Inc.	68,149
26,300	Black Diamond Group Ltd.	89,465
57,479	Boardwalk Real Estate Investment Trust REIT	2,522,159
14,595	Bonterra Energy Corp.(a)	133,038
7,534	Bridgemarq Real Estate Services	82,046
839,713	CAE, Inc.(a)	19,969,044
68,880	Cameco Corp.	1,778,500
33,585	Canadian Apartment Properties REIT	1,315,531
54,760	Canadian Western Bank	1,381,521
290,924	Canfor Corp.(a)	5,543,782
391,633	Capstone Copper Corp.(a)	1,783,406
41,947	Cardinal Energy Ltd.(a)	223,669
29,575	CCL Industries, Inc. - Class B	1,289,453
131,188	Celestica, Inc.(a)	1,474,608
178,194	CES Energy Solutions Corp.	364,808
24,500	Computer Modelling Group Ltd.	90,970
108,200	Crescent Point Energy Corp.	749,605
30,800	Crew Energy, Inc.(a)	121,076
115,950	CT Real Estate Investment Trust REIT	1,602,080
168,730	Descartes Systems Group, Inc. (The)(a)	10,479,871
1,698,965	Dollarama, Inc.	94,453,805
14,531	Dream Impact Trust - Units	66,849
11,152	DREAM Unlimited Corp. - Class A	401,060
50,730	Empire Co. Ltd. - Class A	1,675,533
41,042	Ensign Energy Services, Inc.(a)	130,028
21,700	Evertz Technologies Ltd.	237,667
19,383	Exco Technologies Ltd.	129,909
62,275	Finning International, Inc.	1,751,931
6,700	Firm Capital Property Trust REIT	40,785
8,215	FirstService Corp.	1,024,309
17,609	Frontera Energy Corp.(a)	189,571
37,510	Gildan Activewear, Inc.	1,271,016
215,205	H&R Real Estate Investment Trust REIT	2,140,910
6,019	High Liner Foods, Inc.	55,943
1,173,774	IAMGOLD Corp.(a)	3,310,043
42,540	IGM Financial, Inc.	1,348,074

17

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2022 (Unaudited)

Shares		Value
CANADA (continued)
329,239	Interfor Corp.	$9,385,227
41,500	International Petroleum Corp.(a)	398,702
268,145	Kelt Exploration Ltd.(a)	1,383,880
90,900	Kinaxis, Inc.(a)	10,059,039
375,625	Knight Therapeutics, Inc.(a)	1,558,464
49,705	Labrador Iron Ore Royalty Corp.	1,344,916
15,218	Leon’s Furniture Ltd.	232,182
252,200	Lightspeed Commerce, Inc.(a)	5,636,292
26,485	Linamar Corp.	1,048,968
206,310	Lundin Mining Corp.	1,883,794
63,436	Medical Facilities Corp.	490,343
449,000	MEG Energy Corp.(a)	6,745,573
29,415	Metro, Inc.	1,616,777
2,387	Morguard Corp.	234,491
72,866	Morguard North American Residential Real Estate Investment Trust REIT	1,046,493
168,120	Mullen Group Ltd.	1,608,372
1	Nexus Industrial REIT	10
319,037	NuVista Energy Ltd.(a)	2,721,866
85,856	Obsidian Energy Ltd.(a)	705,748
20,470	Onex Corp.	1,229,969
32,615	Open Text Corp.	1,306,225
4,700	Paramount Resources Ltd. - Class A	113,636
37,000	Parex Resources, Inc.	721,193
235,656	Pason Systems, Inc.	2,973,560
222,953	Peyto Exploration & Development Corp.	2,271,790
78,738	Pipestone Energy Corp.(a)	295,425
29,452	Precision Drilling Corp.(a)	2,121,122
105,476	Primaris Real Estate Investment Trust REIT	1,134,689
520,000	Ritchie Bros Auctioneers, Inc.	28,646,800
25,440	Ritchie Bros Auctioneers, Inc.	1,401,264
101,856	Russel Metals, Inc.	2,714,786
62,235	SmartCentres Real Estate Investment Trust REIT	1,515,847
44,000	Spartan Delta Corp.(a)	404,842
34,080	Sprott, Inc.	1,569,434
28,170	Stantec, Inc.	1,293,103
277,934	Stelco Holdings, Inc.	10,144,650
49,650	Stella-Jones, Inc.	1,372,027
48	TECSYS, Inc.	975
39,100	Tidewater Midstream and Infrastructure Ltd.	38,350
15,555	TMX Group Ltd.	1,583,652
17,545	Toromont Industries Ltd.	1,544,517
48,705	Tourmaline Oil Corp.	2,508,327
12,539	Uni-Select, Inc.(a)	294,576
143,370	Vermilion Energy, Inc.	2,793,408
44,177	Wajax Corp.	667,134
17,080	West Fraser Timber Co. Ltd.	1,501,189
512,884	Western Forest Products, Inc.	822,435
Shares		Value
CANADA (continued)
10,945	WSP Global, Inc.	$1,276,441
		317,716,245
CHILE — 0.0%
2,044,892	Cencosud SA	3,273,228
CHINA — 3.0%
4,754,716	3SBio, Inc.(a)(b)(c)	3,354,415
13,276,000	Agricultural Bank of China Ltd. - H Shares	4,979,322
179,432	Alibaba Group Holding Ltd. - ADR(a)	17,421,053
11,452,000	Aluminum Corp. of China Ltd. - H Shares(a)	5,251,655
2,818,500	Bank of Changsha Co. Ltd. - A Shares	3,136,864
3,062,400	Bank of Chengdu Co. Ltd. - A Shares	7,688,968
10,480,770	Bank of China Ltd. - H Shares	4,112,471
5,896,000	Bank of Communications Co. Ltd. - H Shares	4,102,962
290,195	Baozun, Inc. - ADR(a)	2,217,090
2,400,400	Beibuwan Port Co. Ltd. - A Shares	2,697,079
1,020,100	Beibuwan Port Co. Ltd. - A Shares	1,156,124
4,297,800	Beijing Yanjing Brewery Co. Ltd. - A Shares	4,409,355
8,249,000	Beiqi Foton Motor Co. Ltd. - A Shares(a)	2,719,019
6,487,044	China Construction Bank Corp. - H Shares	4,621,365
6,820,000	China Galaxy Securities Co. Ltd. - H Shares	3,709,555
4,597,500	China Minsheng Banking Corp. Ltd. - H Shares	1,743,341
5,952,000	China Railway Group Ltd. - H Shares	4,168,561
6,828,944	China Railway Tielong Container Logistics Co. Ltd. - A Shares	4,802,767
772,400	Chongqing Department Store Co. Ltd. - A Shares	3,223,985
5,150,900	Daqin Railway Co. Ltd. - A Shares	5,149,793
5,171,600	Dongfang Electric Corp. Ltd. - H Shares	5,562,300
4,004,000	Dongfeng Motor Group Co. Ltd. - H Shares	2,920,900
2,474,205	FAW Jiefang Group Co. Ltd.	3,004,052
1,194,480	Fujian Star-net Communication Co. Ltd. - A Shares	3,872,623
3,757,000	Greentown China Holdings Ltd.	6,597,669
3,325,700	Guangxi Liugong Machinery Co. Ltd. - A Shares	3,049,728
147,030	I-Mab - ADR(a)	1,843,756
9,504,000	Industrial & Commercial Bank of China Ltd. - H Shares	5,729,075
3,394,600	IRICO Display Devices Co. Ltd. - A Shares(a)	2,183,210
956,100	Jacobio Pharmaceuticals Group Co. Ltd.(a)(b)(c)	964,722

18

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2022 (Unaudited)

Shares		Value
CHINA (continued)
2,368,938	Jiangxi Copper Co. Ltd. - H Shares	$3,705,552
2,895,483	Jilin Sino-Microelectronics Co. Ltd. - A Shares	2,700,368
7,489,000	Kingdee International Software Group Co. Ltd.(a)	15,282,006
2,367,300	Li Ning Co. Ltd.	18,451,137
2,293,400	MLS Co. Ltd. - A Shares	3,045,512
5,511,600	ORG Technology Co. Ltd. - A Shares	4,020,877
9,350,000	People’s Insurance Co. Group of China Ltd. (The) - H Shares	2,978,477
11,279,400	Rizhao Port Co. Ltd. - A Shares	4,802,667
2,440,400	Shandong Haihua Co. Ltd. - A Shares	2,763,616
12,066,000	Shandong Nanshan Aluminum Co. Ltd. - A Shares	5,832,381
1,437,405	Shanghai Kehua Bio-Engineering Co. Ltd. - A Shares	1,933,938
1,968,231	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. - A Shares	3,465,222
545,500	Shenzhen Laibao Hi-tech Co. Ltd. - A Shares	588,984
1,698,000	Shenzhen Laibao Hi-tech Co. Ltd. - A Shares	1,817,585
1,350,365	Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	3,436,525
5,233,500	Sino-Ocean Group Holding Ltd.	988,318
1,668,000	Tasly Pharmaceutical Group Co. Ltd. - A Shares	2,651,079
7,694,886	Tianjin Port Co. Ltd. - A Shares	4,676,198
1,856,367	Tongkun Group Co. Ltd. - A Shares	4,213,435
1,544,000	Triangle Tyre Co. Ltd. - A Shares	2,470,187
3,635,300	Wuxi Taiji Industry Co. Ltd. - A Shares	3,607,597
2,378,400	Xiamen King Long Motor Group Co. Ltd. - A Shares	1,756,522
1,799,374	Xuji Electric Co. Ltd. - A Shares	4,198,864
2,740,300	Yunnan Copper Co. Ltd. - A Shares	4,259,724
1,729,670	Zai Lab Ltd.(a)	7,048,251
172,967	Zai Lab Ltd. - ADR(a)	6,911,761
5,720,800	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	3,344,985
		247,345,547
COSTA RICA — 0.0%
46,626	Establishment Labs Holdings, Inc.(a)	3,299,256
DENMARK — 1.4%
732,170	ALK-Abello A/S(a)	15,971,365
857,290	Ambu A/S - Class B	11,284,046
47,947	Carlsberg AS - Class B	6,090,862
126,873	D/S Norden A/S	4,714,046
5,121	Dfds A/S	198,320
52,450	DSV A/S	8,599,269
64,886	FLSmidth & Co. A/S	1,778,659
94,220	Genmab A/S(a)	33,131,676
Shares		Value
DENMARK (continued)
542,273	H Lundbeck A/S	$12,427,897
155,019	Matas A/S	2,151,968
22,271	Nilfisk Holding A/S(a)	623,454
1,606	North Media A/S	17,903
19,620	Novozymes A/S - Class B	1,367,702
12,710	Pandora A/S	1,116,020
13,820	Royal Unibrew A/S	1,191,162
75,925	Scandinavian Tobacco Group A/S(b)(c)	1,582,713
18,150	Schouw & Co. A/S	1,387,590
14,295	SimCorp A/S	1,000,744
353	Solar A/S - Class B	41,863
67,195	Spar Nord Bank A/S	853,146
3,778	Sparekassen Sjaelland-Fyn A/S	103,895
28,070	Topdanmark A/S	1,575,175
331,995	Vestas Wind Systems A/S	8,466,207
		115,675,682
FINLAND — 0.5%
6,089	Aspo Oyj	45,388
1,861	Atria Oyj	21,491
1,816	Consti Oyj	19,153
25,395	Elisa Oyj	1,488,690
4,799	eQ Oyj	118,245
13,388	Fiskars Oyj Abp	308,042
1,695	Incap Oyj(a)	121,265
103,445	Kemira Oyj	1,356,906
46,650	Kesko Oyj - Class B	1,174,482
11,835	Marimekko Oyj	164,893
2,448,290	Metso Outotec Oyj	20,847,090
1,544	Olvi Oyj - Class A	51,472
2,406	Oma Saastopankki Oyj	49,400
12,419	Oriola Oyj - Class A	26,411
75,503	Oriola Oyj - Class B	164,063
80,183	Orion Oyj - Class B	3,144,979
12,025	Pihlajalinna Oyj	144,101
2,743	Ponsse Oyj	84,883
19,448	QT Group Oyj(a)	1,694,421
60,706	Revenio Group Oyj	2,888,593
48,334	Sievi Capital Oyj	74,090
84,205	Stora Enso Oyj - Class R	1,657,112
49,700	TietoEVRY Oyj	1,246,836
3,578	Titanium Oyj(b)	49,603
85,448	Uponor Oyj	1,501,394
34,527	Vaisala Oyj - Class A	1,594,486
62,428	Valmet Oyj	1,671,870
37,441	WithSecure Oyj(a)	204,523
312,160	YIT Oyj	1,256,477
		43,170,359
FRANCE — 1.4%
8,442	ABC arbitrage	65,083
4,416	AKWEL	81,084
105,755	ALD SA(b)(c)	1,438,055

19

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2022 (Unaudited)

Shares		Value
FRANCE (continued)
8,540	Altarea SCA REIT(a)	$1,307,108
10,450	Alten SA	1,402,470
11,195	Arkema SA	1,275,607
1,312	Assystem SA	55,924
4,299	Aubay	247,837
14,857	Beneteau SA(a)	186,530
369	Boiron SA	16,207
272,985	Bollore SE	1,273,864
43,940	Bouygues SA	1,510,800
46,815	Bureau Veritas SA	1,344,841
86,780	Carrefour SA	1,840,392
86,631	Catana Group	713,548
641	Cegedim SA(a)	16,620
389,059	Cellectis SA(a)	1,380,813
59,905	Cie Plastic Omnium SA	969,726
143,746	Coface SA(a)	1,723,268
309,397	Derichebourg SA	2,792,104
15,270	Eiffage SA	1,507,893
3,795	Ekinops SAS(a)	25,908
11,247	Eramet SA(a)	1,499,023
8,298	Esker SA	1,397,746
75,531	Etablissements Maurel et Prom SA(a)	344,358
6,341	Eurobio Scientific SA(a)	121,798
151,563	Gaztransport Et Technigaz SA	18,047,900
26	Graines Voltz SA	4,582
3,114	Groupe Guillin	70,834
6,013	Guerbet	156,833
21,815	ICADE REIT	1,302,484
658	Infotel SA	37,889
3,722	Interparfums SA	206,518
21,223	Ipsen SA	2,200,057
33,595	IPSOS	1,617,299
7,533	Jacquet Metals SACA	162,279
35,355	La Francaise des Jeux SAEM(b)(c)	1,320,190
399,525	Lectra	16,563,325
13,505	Legrand SA	1,196,734
9,223	Manitou BF SA	209,255
160,810	Mercialys SA REIT	1,552,917
14,684	Mersen SA	485,685
830	Moulinvest SA	52,431
1,232	Neurones	46,941
172,798	Nexity SA	5,247,209
14,835	Pharmagest Interactive	1,191,442
23,120	Publicis Groupe SA	1,388,049
21,400	Quadient SA	400,207
6,520	Remy Cointreau SA	1,292,484
46,553	ReWorld Media SA(a)	324,480
464,168	Rexel SA(a)	9,508,324
1,450	Seche Environnement SA	112,562
1,741	Serge Ferrari SAS(a)	31,653
3,028	SES-imagotag SA(a)	278,535
46,343	Societe BIC SA	2,765,246
Shares		Value
FRANCE (continued)
2,727	Societe pour l’Informatique Industrielle	$135,881
1,386	Somfy SA	184,737
8,675	Sopra Steria Group SACA	1,537,457
972	Stef SA	95,788
1,037	Synergie SE	39,996
335,700	Technip Energies NV(a)	4,079,372
365,832	Television Francaise 1	3,098,300
4,681	Thermador Groupe	473,784
6,287	Trigano SA	810,026
195,589	Ubisoft Entertainment SA(a)	8,843,150
1,137	Vetoquinol SA	148,056
5,595	Virbac SA	2,258,965
113,815	Vivendi SE	1,307,231
3,738	Wavestone	196,602
		115,522,296
GEORGIA — 0.0%
74,710	Bank of Georgia Group Plc	1,151,084
GERMANY — 1.7%
26,318	7C Solarparken AG	122,144
6,950	Adesso SE	1,362,189
653,103	AIXTRON SE	16,743,447
16,592	Amadeus Fire AG	2,322,304
10,268	Atoss Software AG	1,491,984
42,466	Aurubis AG	4,825,811
3,925	Basler AG	439,196
3,579	Bertrandt AG	166,268
17,775	Brenntag SE	1,371,580
22,825	CANCOM SE	1,102,162
21,514	Carl Zeiss Meditec AG	2,702,258
25,950	Covestro AG(b)(c)	1,117,291
1,567	Datagroup SE	130,365
102,602	Dermapharm Holding SE	5,801,178
72,687	Deutsche EuroShop AG	1,204,300
1,675	Deutsche Rohstoff AG(a)	47,914
21,996	Draegerwerk AG & Co. KGaA - Preference Shares	1,088,580
5,830	Elmos Semiconductor SE	290,714
46,421	Ernst Russ AG(a)	324,190
184,973	EuroEyes International Eye Clinic Ltd.	154,591
28,610	GEA Group AG	1,113,686
170,878	Gerresheimer AG	11,869,587
28,251	GFT Technologies SE	1,122,144
220,488	Hamborner REIT AG	2,057,875
332,911	Hamburger Hafen und Logistik AG	5,417,642
671,995	Heidelberger Druckmaschinen AG(a)	1,484,686
5,598	Hornbach Holding AG & Co. KGaA	670,101
25,655	HUGO BOSS AG	1,438,808
62,583	Jungheinrich AG - Preference Shares	1,530,658
272,987	K+S AG(a)	9,169,085
125,617	Kloeckner & Co. SE(a)	1,618,168
15,723	Koenig & Bauer AG(a)	306,880

20

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2022 (Unaudited)

Shares		Value
GERMANY (continued)
61,185	Krones AG	$4,724,313
218	KSB SE & Co. KGaA - Preference Shares	87,951
2,073	Mensch und Maschine Software SE	116,173
260,293	MorphoSys AG(a)	5,487,704
12,365	Nemetschek SE	981,217
724	New Work SE	123,324
1,354	Nexus AG	66,030
99	Paul Hartmann AG	33,421
3,568	Pfeiffer Vacuum Technology AG	635,159
5,706	PSI Software AG	216,457
42,755	Rheinmetall AG	9,638,010
102,982	SAF-Holland SE(a)	782,695
139,613	Salzgitter AG(a)	5,795,270
8,124	Schaeffler AG - Preference Shares	43,628
31,374	SGL Carbon SE(a)	172,263
812,875	Sirius Real Estate Ltd.	1,235,585
2,267	STO SE & Co. KGaA - Preference Shares	475,651
19,635	Stroeer SE & Co. KGaA	1,174,694
120,191	Symrise AG	14,302,046
21,586	Synlab AG(a)	322,138
3,601	Technotrans SE	89,346
550,165	Telefonica Deutschland Holding AG	1,654,638
30,414	VERBIO Vereinigte BioEnergie AG	2,155,269
1,803	Villeroy & Boch AG - Preference Shares	39,705
47,117	Wacker Chemie AG	7,475,961
83,709	Wacker Neuson SE	1,737,980
8,161	Washtec AG	445,191
20,202	Wuestenrot & Wuerttembergische AG	381,058
		141,000,663
GREECE — 0.2%
4,107,680	Alpha Services and Holdings SA(a)	4,623,782
4,072,764	Eurobank Ergasias Services and Holdings SA(a)	4,209,385
1,284,524	National Bank of Greece SA(a)	5,095,035
		13,928,202
HONG KONG — 0.8%
330,000	Analogue Holdings Ltd.	74,549
1,207,600	ASM Pacific Technology Ltd.	12,169,933
108,793	Build King Holdings Ltd.	11,562
893,301	Chow Sang Sang Holdings International Ltd.	989,013
855,445	Chow Tai Fook Jewellery Group Ltd.	1,434,344
2,632,710	COSCO SHIPPING Ports Ltd.	1,877,221
300,400	Dah Sing Banking Group Ltd.	252,451
2,900,000	Emperor Watch & Jewellery Ltd.	60,951
349,000	Far East Consortium International Ltd.	108,761
37,495	FSE Lifestyle Services Ltd.	24,230
767,906	Giordano International Ltd.	160,280
Shares		Value
HONG KONG (continued)
117,500	G-Resources Group Ltd.(a)	$40,810
1,086,691	Guotai Junan International Holdings Ltd.	118,072
385,985	HKR International Ltd.	140,831
350,700	Hutchison Port Holdings Trust - Units.	83,592
504,000	International Housewares Retail Co. Ltd.	168,897
205,918	Jacobson Pharma Corp. Ltd.(b)	16,956
158,591	Jinhui Shipping & Transportation Ltd.	246,509
1,508,098	Johnson Electric Holdings Ltd.	1,712,481
107,031	Kerry Logistics Network Ltd.	246,133
1,725,500	Kerry Properties Ltd.	4,665,987
122,000	LH GROUP Ltd.(b)	16,328
359,374	Luk Fook Holdings International Ltd.	822,575
3,507,000	Nine Dragons Paper Holdings Ltd.	3,097,154
1,688,885	NWS Holdings Ltd.	1,528,915
44,788	Oriental Watch Holdings	24,640
16,389,825	Pacific Basin Shipping Ltd.	7,519,826
1,091,501	PAX Global Technology Ltd.	940,915
1,318,562	PC Partner Group Ltd.	1,608,129
3,039,080	PCCW Ltd.	1,721,830
112,842	Plover Bay Technologies Ltd.(b)	46,529
5,739,000	Poly Property Group Co. Ltd.	1,441,825
246,080	Power Assets Holdings Ltd.	1,655,817
1,172,000	Prosperity REIT	401,850
1,762,000	Singamas Container Holdings Ltd.	243,775
2,153,000	SITC International Holdings Co. Ltd.	7,157,583
200,000	SOCAM Development Ltd.(a)	33,675
1,312,000	Solomon Systech International Ltd.	89,957
169,000	Stella International Holdings Ltd.	178,718
3,590,000	Sun Art Retail Group Ltd.	1,114,385
117,198	Sun Hung Kai & Co. Ltd.	55,569
1,156,177	Tai Hing Group Holdings Ltd.(b)	179,458
1,397	Tang Palace China Holdings Ltd.	115
1,046,500	Texhong Textile Group Ltd.	1,258,494
1,001,914	Texwinca Holdings Ltd.	172,208
720,000	Time Interconnect Technology Ltd.	131,718
1,330,000	Tongda Group Holdings Ltd.(a)	22,441
497,600	Tsit Wing International Holdings Ltd.	61,902
6,838,000	United Laboratories International Holdings Ltd. (The)	3,351,124
223,500	Valuetronics Holdings Ltd.	85,286
1,250,764	VSTECS Holdings Ltd.	1,076,846
123,000	VTech Holdings Ltd.	870,090
135,331	Wai Kee Holdings Ltd.	59,328
		61,572,568
ICELAND — 0.1%
1,094,748	Ossur HF(a)	5,396,709
INDIA — 0.7%
6,013,944	Bank of Baroda(a)	8,780,260
118,213	IndiaMart InterMesh Ltd.(b)(c)	7,522,941
5,705,879	Indian Oil Corp. Ltd.	9,308,408

21

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2022 (Unaudited)

Shares		Value
INDIA (continued)
400,191	Lupin Ltd.	$3,878,773
385,971	Sun TV Network Ltd.	2,421,567
5,047,781	TV18 Broadcast Ltd.(a)	3,519,764
208,692	WNS Holdings Ltd. - ADR(a)	16,355,192
1,044,380	Zee Entertainment Enterprises Ltd.	3,353,114
		55,140,019
INDONESIA — 0.0%
22,129,300	Perusahaan Gas Negara Tbk PT(a)(d)	2,203,007
IRELAND — 0.2%
24,130	AerCap Holdings NV(a)	1,127,112
396,318	Alkermes Plc(a)	11,433,775
52,828	COSMO Pharmaceuticals NV(a)	3,021,216
145,728	Grafton Group Plc - Units	1,764,949
		17,347,052
ISRAEL — 3.1%
856	Afcon Holdings Ltd.	48,963
12,315	Africa Israel Residences Ltd.	864,956
104,389	Airport City Ltd.(a)	2,323,985
122,541	Alony Hetz Properties & Investments Ltd.	2,005,541
5,957	Arad Ltd.	83,047
47,106	Aura Investments Ltd.	101,249
16,980	Automatic Bank Services Ltd.	103,572
83,898	B Communications Ltd.(a)	359,773
2,289,191	Bezeq The Israeli Telecommunication Corp. Ltd.(a)	3,629,027
4,283	Blue Square Real Estate Ltd.	382,661
2,921	Bonei Hatichon Civil Engineering & Infrastructures Ltd.(a)	42,077
20,227	Carasso Motors Ltd.	130,559
114,589	Compugen Ltd.(a)	272,722
254,678	CyberArk Software Ltd.(a)	40,020,101
637	D Rotshtein Realestate Ltd.	8,497
5,357	Danel Adir Yeoshua Ltd.	844,579
81,698	Delek Automotive Systems Ltd.	1,162,618
24,790	Delek Group Ltd.(a)	4,099,058
27,676	Delta Galil Industries Ltd.	1,844,415
1,301	Duniec Brothers Ltd.	83,622
9,100	Elbit Systems Ltd.	1,975,318
28,325	Electra Real Estate Ltd.	474,898
16,355	FIBI Holdings Ltd.	768,612
64,078	First International Bank of Israel Ltd. (The)	2,690,796
3,515	Formula Systems 1985 Ltd.	340,134
17,270	Fox Wizel Ltd.	2,539,213
240,615	Gav-Yam Lands Corp. Ltd.	2,648,290
121,908	Gazit-Globe Ltd.	1,142,853
7,959	Hamat Group Ltd.	76,721
161,655	ICL Group Ltd.	1,753,036
860	IES Holdings Ltd.	87,569
8,046	Ilex Medical Ltd.	327,655
Shares		Value
ISRAEL (continued)
186,384	Isracard Ltd.	$937,971
6,635	Israel Corp. Ltd. (The)(a)	3,727,995
8,127,017	Isramco Negev 2 LP	2,299,744
296,932	JFrog Ltd.(a)	6,196,971
11,076	Kamada Ltd.(a)	59,432
381,011	Kornit Digital Ltd.(a)	25,337,232
3,466	Levinstein Properties Ltd.	115,744
1,108,363	Max Stock Ltd.	2,470,343
24,792	Melisron Ltd.(a)	2,011,052
38,284	Menivim- The New REIT Ltd.	25,426
37,601	Menora Mivtachim Holdings Ltd.(a)	938,611
7,233	Naphtha Israel Petroleum Corp. Ltd.(a)	57,473
2,609	Neto Malinda Trading Ltd.(a)	132,986
1,016	Neto ME Holdings Ltd.	77,992
457,871	Nice Ltd. - ADR(a)	94,509,153
11,200	Nova Ltd.(a)	1,074,021
8,342,563	Oil Refineries Ltd.	3,713,025
111,027	Partner Communications Co. Ltd.(a)	880,733
6,813	Paz Oil Co. Ltd.(a)	1,055,908
122,655	Phoenix Holdings Ltd. (The)	1,543,055
279,763	Plus500 Ltd.	5,447,804
507,190	Radware Ltd.(a)	14,662,863
51,761	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,924,051
4,948,675	Ratio Energies Finance LP(a)	3,843,354
6,693	Reit 1 Ltd. REIT	43,420
17,492	Retailors Ltd.	425,009
759,880	Sarine Technologies Ltd.	267,566
10,505	Scope Metals Group Ltd.	533,736
188,730	Shufersal Ltd.	1,587,899
7,545	Tadiran Group Ltd.	1,222,049
17,825	Tiv Taam Holdings 1 Ltd.	46,985
16,877	YH Dimri Construction & Development Ltd.	1,515,417
		253,921,137
ITALY — 0.7%
1,044,016	A2A SpA	1,783,762
1,490	ACEA SpA	25,559
83,889	Aeffe SpA(a)	153,473
2,924	Alerion Cleanpower SpA	89,626
7,498	Alkemy SpA(a)	125,038
10,216	Aquafil SpA(a)	64,941
167,366	Arnoldo Mondadori Editore SpA(a)	342,816
383,978	Azimut Holding SpA	8,150,273
35,660	Banca Generali SpA	1,178,960
145,193	Banca IFIS SpA	2,636,603
160,785	Banca Mediolanum SpA	1,167,194
12,200	BasicNet SpA	76,816
102,854	Biesse SpA(a)	1,604,604
319,730	Cairo Communication SpA	757,140
856	Cembre SpA	24,692

22

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2022 (Unaudited)

Shares		Value
ITALY (continued)
14,612	Credito Emiliano SpA	$89,267
49,191	Danieli & C Officine Meccaniche SpA	769,505
26,750	Datalogic SpA	259,922
794,348	Davide Campari-Milano NV	8,962,773
5,831	Digital Value SpA(a)	502,301
4,312	Digital360 SpA(a)	19,936
9,952	El.En. SpA	138,707
24,978	Elica SpA(a)	88,466
60,731	Exprivia SpA(a)	114,956
8,893	Fine Foods & Pharmaceuticals NTM	78,126
90,165	FinecoBank Banca Fineco SpA	1,253,416
13,310	Gefran SpA	130,871
17,300	GPI SpA	236,066
497,383	Hera SpA	1,855,037
666,447	Immobiliare Grande Distribuzione SIIQ SpA REIT(a)	3,159,573
81,609	Innovatec SpA(a)	174,393
84,082	Iren SpA	217,346
186,130	Italgas SpA	1,205,132
2,437	Italian Wine Brands SpA	78,426
922	Italmobiliare SpA	29,210
457,753	Leonardo SpA(a)	4,710,912
836	LU-VE SpA	18,868
72,885	MARR SpA	1,180,327
136,775	Mediobanca Banca di Credito Finanziario SpA	1,370,876
965,752	MFE-MediaForEurope NV - Class A(a)	589,705
948,853	MFE-MediaForEurope NV - Class B	873,857
139,765	Moncler SpA	7,280,877
2,529	Pharmanutra SpA	171,224
119,605	Poste Italiane SpA(b)(c)	1,172,026
9,447	Prima Industrie SpA(a)	159,057
24,230	Recordati Industria Chimica e Farmaceutica SpA	1,167,604
7,800	Reply SpA	1,148,294
276,429	Rizzoli Corriere Della Sera Mediagroup SpA	214,593
28,126	Sanlorenzo SpA	994,559
3,861	Sesa SpA	558,177
10,246	SIT SpA	71,519
47,025	Sogefi SpA(a)	42,452
158,595	Technogym SpA(b)(c)	1,197,063
4,990	Tinexta SpA	124,837
		60,591,753
JAPAN — 6.7%
54,200	77 Bank Ltd. (The)	672,054
4,500	A&A Material Corp.	29,982
30,800	A&D HOLON Holdings Co Ltd.	205,628
35,730	ABC-Mart, Inc.	1,481,722
4,400	Abist Co. Ltd.	95,031
5,900	Access Co. Ltd.(a)	25,738
Shares		Value
JAPAN (continued)
2,600	Achilles Corp.	$25,979
495	Advance Residence Investment Corp. REIT	1,355,513
22,800	Advanced Media, Inc.(a)	97,795
5,800	Aeon Delight Co. Ltd.	123,969
115,400	AEON Financial Service Co. Ltd.	1,060,919
31,615	AGC, Inc.	1,185,228
20,700	Ai Holdings Corp.	271,755
1,300	Aichi Bank Ltd. (The)	45,973
1,400	Aichi Tokei Denki Co. Ltd.	16,611
17,800	Aiming, Inc.	44,728
6,600	Aiphone Co. Ltd.	101,177
54,200	Aisan Industry Co. Ltd.	292,185
3,500	AIT Corp.	42,573
8,400	Aizawa Securities Group Co. Ltd.	43,328
57,000	Akatsuki, Inc.	1,320,534
1,700	Akita Bank Ltd. (The)	21,827
38,000	Alfresa Holdings Corp.	516,751
26,100	Alps Alpine Co. Ltd.	231,053
108,892	Altech Corp.	1,628,316
157,710	Amada Co. Ltd.	1,224,612
18,500	Amano Corp.	356,147
57,100	Anest Iwata Corp.	362,273
2,900	AOI Electronics Co. Ltd.	44,732
4,100	Arata Corp.	113,283
7,800	Arcs Co. Ltd.	123,485
25,300	Arealink Co. Ltd.	291,465
38,000	Arisawa Manufacturing Co. Ltd.	265,762
26,900	ARTERIA Networks Corp.	275,531
30,200	Artiza Networks, Inc.	269,359
208,800	Asahi Diamond Industrial Co. Ltd.	914,960
22,500	Asahi Net, Inc.	100,838
7,200	ASAHI YUKIZAI CORP.	103,985
27,000	Asia Pile Holdings Corp.	88,703
7,600	ASKA Pharmaceutical Holdings Co. Ltd.	69,380
126,870	ASKUL Corp.	1,553,593
15,100	Astena Holdings Co. Ltd.	50,443
29,404	Ateam, Inc.	162,477
1,500	Aval Data Corp.	32,321
74,096	Avant Corp.	658,752
1,100	Axial Retailing, Inc.	28,808
665,250	Azbil Corp.	20,198,374
35,200	Bando Chemical Industries Ltd.	230,729
3,600	Bank of Nagoya Ltd. (The)	86,885
2,200	Bank of Saga Ltd. (The)	24,190
10,700	Bank of the Ryukyus Ltd.	66,668
391,500	BASE, Inc.(a)	1,064,626
2,400	Benesse Holdings, Inc.	41,993
230,800	BIPROGY Inc.	5,831,159
85,600	BML, Inc.	2,202,966
84,380	Brother Industries Ltd.	1,466,490
273,400	Bunka Shutter Co. Ltd.	2,054,702

23

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2022 (Unaudited)

Shares		Value
JAPAN (continued)
1,700	Business Brain Showa-Ota, Inc.	$18,043
1,700	Canare Electric Co. Ltd.	21,845
6,600	Canon Marketing Japan, Inc.	143,615
373,500	Capcom Co. Ltd.	9,855,589
840,000	Carenet, Inc.	5,347,986
118,640	Casio Computer Co. Ltd.	1,230,279
4,300	Central Glass Co. Ltd.	79,180
7,600	Central Security Patrols Co. Ltd.	122,677
268,195	Chiba Bank Ltd. (The)	1,545,685
188,000	Chiba Kogyo Bank Ltd. (The)	392,696
1,600	Chori Co. Ltd.	23,483
3,100	Chubu Shiryo Co. Ltd.	24,354
115,000	Citizen Watch Co. Ltd.	434,022
1,022,080	CKD Corp.	13,235,645
5,200	Cleanup Corp.	20,994
8,600	CMIC Holdings Co. Ltd.	98,996
87,500	COLOPL, Inc.	431,254
224,400	Computer Engineering & Consulting Ltd.	2,053,630
69,330	COMSYS Holdings Corp.	1,439,442
46,300	CONEXIO Corp.	519,635
1,800	Core Corp.	19,805
21,000	Cosel Co. Ltd.	122,448
148,435	Credit Saison Co. Ltd.	1,671,891
24,700	Creek & River Co. Ltd.	398,721
2,900	Creo Co. Ltd.	19,200
52,100	Cresco Ltd.	753,924
3,500	CTI Engineering Co. Ltd.	61,380
19,200	CTS Co. Ltd.	127,710
91,840	CyberAgent, Inc.	970,277
31,500	Cybernet Systems Co. Ltd.	203,756
9,700	Daihatsu Diesel Manufacturing Co. Ltd.	36,566
22,600	Daihen Corp.	646,527
3,600	Daiichi Jitsugyo Co. Ltd.	104,532
58,600	Daiken Medical Co. Ltd.	232,463
13,679	Daikoku Denki Co. Ltd.	134,395
221,349	Daikokutenbussan Co. Ltd.	8,146,336
28,900	Daito Pharmaceutical Co. Ltd.	578,061
38,500	Daitron Co. Ltd.	558,520
9,700	Daiwa Industries Ltd.	82,731
271,100	Daiwa Securities Group, Inc.	1,328,696
1,565	Daiwa Securities Living Investments Corp. REIT	1,377,346
96,400	Dear Life Co. Ltd.	381,039
1,500	Densan System Holdings Co. Ltd.	30,408
6,300	Denyo Co. Ltd.	77,948
4,200	Digital Arts, Inc.	234,653
72,100	Digital Holdings, Inc.	816,387
28,605	Dip Corp.	932,604
4,600	DKK Co. Ltd.	86,441
700	DMS, Inc.	5,746
117,700	Doshisha Co. Ltd.	1,386,420
Shares		Value
JAPAN (continued)
58,000	Duskin Co. Ltd.	$1,237,236
27,155	Ebara Corp.	1,247,158
11,500	E-Guardian, Inc.	259,402
3,000	Ehime Bank Ltd. (The)	21,291
68,700	Eiken Chemical Co. Ltd.	909,882
64,335	Eizo Corp.	1,676,976
34,000	Elecom Co. Ltd.	407,704
4,600	Elematec Corp.	41,544
211,350	en Japan, Inc.	4,965,864
2,900	Endo Lighting Corp.	19,572
19,000	Enigmo, Inc.	74,997
4,200	Enplas Corp.	89,839
2,300	ESPEC Corp.	30,536
36,700	Exedy Corp.	437,028
4,400	Ezaki Glico Co. Ltd.	126,142
8,500	FALCO HOLDINGS Co. Ltd.	137,811
341,500	FAN Communications, Inc.	1,133,873
9,100	FIDEA Holdings Co. Ltd.	90,433
38,500	Fields Corp.	263,574
28,671	First Bank of Toyama Ltd. (The)	71,778
500	For Startups, Inc.(a)	9,448
103,900	Foster Electric Co. Ltd.	553,220
26,900	France Bed Holdings Co. Ltd.	181,862
6,500	Freebit Co. Ltd.	43,962
107,000	Freee KK(a)	3,087,303
18,700	Fudo Tetra Corp.	223,573
28,640	Fuji Electric Co. Ltd.	1,255,885
23,400	Fuji Pharma Co. Ltd.	170,809
31,600	Fuji Soft, Inc.	1,684,194
238,700	Fujikura Ltd.	1,129,170
30,300	Fujisash Co. Ltd.	16,767
690,900	Fujitec Co. Ltd.	14,890,281
1,000	Fukuda Corp.	35,369
2,400	Fukuda Denshi Co. Ltd.	138,207
73,853	Fukui Computer Holdings, Inc.	1,843,452
4,100	Fukushima Galilei Co. Ltd.	118,749
145,200	FULLCAST Holdings Co. Ltd.	2,778,122
11,400	Funai Soken Holdings, Inc.	191,180
111,700	Furuno Electric Co. Ltd.	806,820
78,783	Furyu Corp.	622,255
1,400	Fuso Pharmaceutical Industries Ltd.	23,047
87,700	Future Corp.	1,284,986
3,300	G-7 Holdings, Inc.	41,441
26,100	Gakujo Co. Ltd.	183,760
12,200	Gecoss Corp.	73,418
8,300	GLOBERIDE, Inc.	167,477
71,300	Glory Ltd.	1,146,858
30,600	GMO Financial Gate, Inc.	3,001,466
64,776	Goldcrest Co. Ltd.	842,480
21,400	Grandy House Corp.	86,531
121,000	Gree, Inc.	921,933
370,980	GungHo Online Entertainment, Inc.	7,568,866
29,200	Gunze Ltd.	840,612

24

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2022 (Unaudited)

Shares		Value
JAPAN (continued)
121,400	H.U. Group Holdings, Inc.	$2,705,092
90,855	Hakuhodo DY Holdings, Inc.	1,072,231
2,400	Hamakyorex Co. Ltd.	53,818
34,200	Hanwa Co. Ltd.	835,971
29,100	Happinet Corp.	339,582
9,500	Heiwado Co. Ltd.	143,318
31,500	Hino Motors Ltd.	162,603
15,300	Hioki EE Corp.	917,757
261,905	Hirogin Holdings, Inc.	1,290,449
9,165	Hirose Electric Co. Ltd.	1,162,800
10,800	Hiroshima Gas Co. Ltd.	27,014
40,600	Hisamitsu Pharmaceutical Co., Inc.	1,112,307
30,900	Hito Communications Holdings, Inc.	368,441
32,800	Hochiki Corp.	303,877
345,275	Hokkaido Electric Power Co., Inc.	1,281,694
1,900	Hokkaido Gas Co. Ltd.	22,098
137,500	Hokuhoku Financial Group, Inc.	930,445
2,200	Hokuriku Electric Industry Co. Ltd.	19,737
94,395	Hokuto Corp.	1,482,653
20,100	Hoosiers Holdings	100,957
13,100	Horiba Ltd.	637,359
300	Hoshino Resorts REIT, Inc.	1,547,593
2,400	Hosiden Corp.	22,887
1,300	Hosokawa Micron Corp.	24,645
158,540	Hulic Co. Ltd.	1,338,616
13,600	Hyakugo Bank Ltd. (The)	35,993
177	Ichigo Hotel REIT Investment Corp.	122,736
120	Ichigo Office REIT Investment Corp.	77,030
1,700	Ichiken Co. Ltd.	23,959
8,200	Ichikoh Industries Ltd.	23,702
4,600	Ichinen Holdings Co. Ltd.	45,059
29,800	Ichiyoshi Securities Co. Ltd.	131,174
2,200	ID Holdings Corp.	14,228
20,100	Idec Corp.	354,787
54,700	Ines Corp.	644,576
2,300	I-Net Corp.	21,702
35,800	Infocom Corp.	610,237
1,867,000	Infomart Corp.	9,298,326
13,700	Intage Holdings, Inc.	166,686
177,100	Internet Initiative Japan, Inc.	5,527,516
23,700	I-PEX, Inc.	257,909
4,400	IR Japan Holdings Ltd.	139,344
17,000	ISB Corp.	142,922
11,700	Iseki & Co. Ltd.	110,622
120,530	Isuzu Motors Ltd.	1,406,077
75,500	Itfor, Inc.	467,825
10,400	Itochu Enex Co. Ltd.	86,104
1,500	Itochu-Shokuhin Co. Ltd.	57,273
274,645	Itoham Yonekyu Holdings, Inc.	1,382,301
71,800	Itoki Corp.	195,259
2,500	Iwaki Co. Ltd.	21,276
6,300	Iwasaki Electric Co. Ltd.	112,361
31,470	Iwatani Corp.	1,252,091
Shares		Value
JAPAN (continued)
92,800	JAC Recruitment Co. Ltd.	$1,306,124
7,600	Jaccs Co. Ltd.	192,188
88,400	Japan Aviation Electronics Industry Ltd.	1,236,108
18,400	Japan Lifeline Co. Ltd.	153,370
535	Japan Logistics Fund, Inc. REIT	1,305,671
65,800	Japan Petroleum Exploration Co. Ltd.	1,311,657
11,400	Japan Pulp & Paper Co. Ltd.	333,889
290	Japan Real Estate Investment Corp. REIT	1,403,559
24,200	Japan System Techniques Co. Ltd.	462,561
5,500	Japan Transcity Corp.	25,099
42,091	JBCC Holdings, Inc.	484,283
155,900	Jeol Ltd.	7,001,247
2,100	JFE Systems, Inc.	38,678
86,800	JINUSHI Co. Ltd.	1,277,116
3,200	JK Holdings Co. Ltd.	26,392
8,700	Joshin Denki Co. Ltd.	134,175
6,800	Juroku Financial Group, Inc.	114,221
58,400	JVCKenwood Corp.	82,940
7,800	Kaga Electronics Co. Ltd.	183,783
56,520	Kakaku.com, Inc.	1,183,631
54,800	Kaken Pharmaceutical Co. Ltd.	1,660,556
8,600	Kamigumi Co. Ltd.	146,019
172,900	Kanamoto Co. Ltd.	2,583,714
7,500	Kandenko Co. Ltd.	47,562
47,140	Kaneka Corp.	1,261,351
28,500	Kanematsu Corp.	294,551
2,100	Kanematsu Electronics Ltd.	62,749
1,200	Kawada Technologies, Inc.	32,915
22,100	Kawai Musical Instruments Manufacturing Co. Ltd.	503,369
25,000	Keihanshin Building Co. Ltd.	260,183
18,695	Kikkoman Corp.	1,050,681
45,300	Kimoto Co. Ltd.	73,873
10,200	Kinden Corp.	120,865
57,200	Kissei Pharmaceutical Co. Ltd.	1,131,885
1,800	Kita-Nippon Bank Ltd. (The)	21,475
65,800	Kito Corp.	854,640
48,800	Kitz Corp.	248,066
165,400	Kobe Bussan Co. Ltd.	4,032,338
14,800	Kokuyo Co. Ltd.	192,758
86,895	KOMEDA Holdings Co. Ltd.	1,496,937
90,800	Komeri Co. Ltd.	1,917,982
100,700	Komori Corp.	571,445
32,145	Konami Holdings Corp.	1,976,705
722,180	Konica Minolta, Inc.	2,513,418
4,800	Konoike Transport Co. Ltd.	42,605
11,800	Kumagai Gumi Co. Ltd.	246,253
31,000	Kurabo Industries Ltd.	425,314
62,500	Kyokuto Kaihatsu Kogyo Co. Ltd.	630,115
23,500	Kyokuto Securities Co. Ltd.	126,504
9,000	Kyoritsu Printing Co. Ltd.	9,305

25

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2022 (Unaudited)

Shares		Value
JAPAN (continued)
6,480	Lasertec Corp.	$865,737
57,295	Lixil Corp.	1,007,723
151,400	M3, Inc.	4,834,800
2,500	Maezawa Kyuso Industries Co. Ltd.	17,583
1,600	Makino Milling Machine Co. Ltd.	49,301
74,770	Maruha Nichiro Corp.	1,376,071
19,300	Marusan Securities Co. Ltd.	73,417
241,300	Marvelous, Inc.	1,418,510
54,300	Max Co. Ltd.	662,402
49,100	Maxell Ltd.	437,811
176,500	Mazda Motor Corp.	1,253,283
10,600	Medical Data Vision Co. Ltd.	79,312
70,500	Megachips Corp.(a)	1,806,138
96,300	Meidensha Corp.	1,743,915
3,300	Meiji Electric Industries Co. Ltd.	25,869
57,800	Meiko Network Japan Co. Ltd.	259,616
70,500	Meitec Corp.	3,742,136
22,200	Melco Holdings, Inc.	677,708
91,405	METAWATER Co. Ltd.	1,511,214
252,000	Micronics Japan Co. Ltd.	2,949,200
4,600	Mimaki Engineering Co. Ltd.	24,129
9,500	Mimasu Semiconductor Industry Co. Ltd.	170,203
2,600	Miraial Co. Ltd.	33,122
12,800	Miroku Jyoho Service Co. Ltd.	129,977
38,045	MISUMI Group, Inc.	953,953
62,000	Mito Securities Co. Ltd.	124,912
209,235	Mitsubishi Chemical Holdings Corp.	1,275,841
92,155	Mitsubishi Gas Chemical Co., Inc.	1,345,736
9,800	Mitsubishi Paper Mills Ltd.(a)	23,044
7,300	Mitsubishi Pencil Co. Ltd.	70,868
26,000	Mitsubishi Research Institute, Inc.	782,794
2,100	Mitsubishi Shokuhin Co. Ltd.	52,050
39,300	Mitsuboshi Belting Ltd.	601,982
63,150	Mitsui OSK Lines Ltd.	1,478,413
8,200	Mitsui-Soko Holdings Co. Ltd.	152,441
153,300	Mixi, Inc.	2,637,143
900	Miyaji Engineering Group, Inc.	24,104
1,500	Miyazaki Bank Ltd. (The)	23,834
82,250	Mizuno Corp.	1,353,551
18,400	Mochida Pharmaceutical Co. Ltd.	524,109
201,800	Money Forward, Inc.(a)	6,861,534
627,000	MonotaRO Co. Ltd.	10,770,639
2,900	MORESCO Corp.	26,098
202	Mori Trust Hotel REIT, Inc.	200,429
211,493	Morinaga Milk Industry Co. Ltd.	8,517,191
3,900	Morito Co. Ltd.	23,072
5,200	Morningstar Japan KK	22,096
3,800	Mory Industries, Inc.	73,013
57,670	MOS Food Services, Inc.	1,321,456
46,580	Mugen Estate Co. Ltd.	184,314
52,625	Nabtesco Corp.	1,200,250
9,200	Nachi-Fujikoshi Corp.	267,569
Shares		Value
JAPAN (continued)
2,500	Nagaileben Co. Ltd.	$37,224
31,600	Nagano Keiki Co. Ltd.	270,874
15,500	Naigai Trans Line Ltd.	222,543
4,400	Nakabayashi Co. Ltd.	16,675
3,900	Nakamoto Packs Co. Ltd.	45,930
8,100	Nakanishi, Inc.	132,395
2,100	Nanto Bank Ltd. (The)	32,856
1,700	Nanyo Corp.	23,644
3,000	NCS&A Co. Ltd.	11,124
91,250	NGK Insulators Ltd.	1,227,461
1,400	Nice Corp.	20,396
1,400	Nichias Corp.	25,143
15,900	Nichiban Co. Ltd.	213,188
4,500	Nichiha Corp.	81,358
66,265	Nichirei Corp.	1,216,658
50,130	Nifco, Inc.	1,058,436
15,700	Nihon Chouzai Co. Ltd.	152,740
21,900	Nihon Falcom Corp.	226,941
63,500	Nihon Kohden Corp.	1,524,389
65,230	Nihon M&A Center Holdings, Inc.	803,230
4,900	Nikkon Holdings Co. Ltd.	74,216
108,450	Nippn Corp.	1,410,553
8,100	Nippon Air Conditioning Services Co. Ltd.	50,027
44,800	Nippon Coke & Engineering Co. Ltd.	46,975
2,200	Nippon Concept Corp.	23,093
58,555	Nippon Electric Glass Co. Ltd.	1,178,738
62,575	Nippon Kanzai Co. Ltd.	1,344,604
450	Nippon Prologis REIT, Inc.	1,245,497
94,905	Nippon Steel Corp.	1,506,958
13,200	Nippon Steel Trading Corp.	537,207
2,061	Nippon Systemware Co. Ltd.	36,667
150,660	Nippon Television Holdings, Inc.	1,446,067
16,700	Nippon Thompson Co. Ltd.	64,833
20,410	Nippon Yusen KK	1,472,459
129,400	Nishi-Nippon Financial Holdings, Inc.	777,742
21,900	Nishio Rent All Co. Ltd.	472,668
26,415	Nissan Chemical Corp.	1,395,310
42,900	Nissha Co. Ltd.	452,784
177,600	Nisshinbo Holdings, Inc.	1,328,814
1,800	Nissin Corp.	21,429
38,400	Nissin Electric Co. Ltd.	409,448
32,900	Nisso Corp.	166,871
3,400	Nissui Pharmaceutical Co. Ltd.	25,920
11,100	Nitta Corp.	235,661
20,055	Nitto Denko Corp.	1,346,111
130,200	Nitto Kogyo Corp.	1,533,002
39,800	Nitto Seiko Co. Ltd.	154,520
3,900	Nittoku Co. Ltd.	58,228
16,200	Nomura Co. Ltd.	111,399
1,115	Nomura Real Estate Master Fund, Inc. REIT	1,399,927
9,300	Noritake Co. Ltd.	295,338

26

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2022 (Unaudited)

Shares		Value
JAPAN (continued)
54,700	Noritz Corp.	$633,457
800	NS Solutions Corp.	23,867
201,322	NSD Co. Ltd.	3,573,738
28,800	Obic Co. Ltd.	4,254,893
29,510	Ohsho Food Service Corp.	1,385,659
10,000	Oita Bank Ltd. (The)	142,536
4,300	Okabe Co. Ltd.	21,833
115,900	Okamura Corp.	1,065,115
376,300	Oki Electric Industry Co. Ltd.	2,437,585
38,015	Okinawa Cellular Telephone Co.	1,462,868
2,100	OKUMA Corp.	75,057
40	Ooedo Onsen REIT Investment Corp.	20,864
6,300	Optex Group Co. Ltd.	82,885
95,310	Osaka Gas Co. Ltd.	1,717,811
204,400	Osaki Electric Co. Ltd.	771,807
39,530	Oyo Corp.	599,960
7,200	PAPYLESS Co. Ltd.	71,485
31,900	Paramount Bed Holdings Co. Ltd.	531,293
4,800	Pasco Corp.	50,899
63,800	Pasona Group, Inc.	1,011,598
40,600	Pegasus Sewing Machine Manufacturing Co. Ltd.	194,449
222,200	PeptiDream, Inc.(a)	3,583,835
52,165	Persol Holdings Co. Ltd.	1,034,935
2,000	Pickles Corp.	19,519
9,700	Pilot Corp.	394,101
6,700	Pipedo HD, Inc.	130,024
90,645	Plenus Co. Ltd.	1,331,479
69,200	Plus Alpha Consulting Co. Ltd.	1,225,849
45,400	Poletowin Pitcrew Holdings, Inc.	346,462
19,500	Prestige International, Inc.	93,708
700	Pronexus, Inc.	5,705
106,452	Proto Corp.	836,191
18,000	Punch Industry Co. Ltd.	64,066
3,200	Qol Holdings Co. Ltd.	26,935
4,500	Quick Co. Ltd.	53,523
530,400	Raccoon Holdings, Inc.	5,650,392
6,200	RaQualia Pharma, Inc.(a)	36,335
17,400	Raysum Co. Ltd.	128,326
257,890	Relia, Inc.	2,120,028
86,775	Relo Group, Inc.	1,239,545
5,900	Rheon Automatic Machinery Co. Ltd.	49,971
500	Rhythm Co. Ltd.	6,456
52,200	Ricoh Co. Ltd.	381,160
3,300	Ride On Express Holdings Co. Ltd.	29,617
18,100	Riken Corp.	330,299
72,800	Riken Technos Corp.	244,740
7,600	Rion Co. Ltd.	133,699
2,600	Riso Kagaku Corp.	48,820
146,360	Rohm Co. Ltd.	10,224,837
2,500	Rohto Pharmaceutical Co. Ltd.	66,761
57,900	Roland DG Corp.	1,445,184
3,300	Ryobi Ltd.	27,294
Shares		Value
JAPAN (continued)
100	Saison Information Systems Co. Ltd.	$1,435
3,000	Sakai Heavy Industries Ltd.	72,427
2,700	Sakai Moving Service Co. Ltd.	92,134
53,710	Sakata Seed Corp.	1,808,509
4,800	Sala Corp.	23,084
18,500	San-Ai Obbli Co Ltd.	135,810
17,000	Sangetsu Corp.	203,661
42,500	Sanken Electric Co. Ltd.	1,569,583
66,305	Sankyo Co. Ltd.	1,907,927
15,200	Sankyo Tateyama, Inc.	68,045
11,300	Sansha Electric Manufacturing Co. Ltd.	65,190
2,500	Santec Corp.	23,546
152,800	Santen Pharmaceutical Co. Ltd.	1,242,980
66,100	Sanwa Holdings Corp.	602,188
4,400	Sanyo Denki Co. Ltd.	188,996
13,000	Sanyo Trading Co. Ltd.	98,544
76,000	Sato Holdings Corp.	1,045,010
2,800	Sato Shoji Corp.	23,821
50,140	Sawai Group Holdings Co. Ltd.	1,681,929
77,100	SCREEN Holdings Co. Ltd.	6,301,327
77,920	SCSK Corp.	1,238,798
7,200	Seed Co. Ltd.	28,071
96,805	Sega Sammy Holdings, Inc.	1,715,348
1,800	Seika Corp.	22,391
125,200	Seikagaku Corp.	812,984
85,665	Seiko Epson Corp.	1,206,808
63,200	Seiko Holdings Corp.	1,082,041
24,200	Seino Holdings Co. Ltd.	197,689
9,400	Sekisui Jushi Corp.	128,530
17,100	Sekisui Kasei Co. Ltd.	58,017
900	Semba Corp.	5,138
63,520	Seria Co. Ltd.	1,242,191
1,089,000	SG Holdings Co. Ltd.	19,191,097
4,700	Shibaura Electronics Co. Ltd.	213,856
20,200	Shibaura Mechatronics Corp.	1,133,584
5,900	Shibuya Corp.	106,267
6,300	Shikoku Bank Ltd. (The)	37,653
35,715	Shimadzu Corp.	1,167,600
54,200	Shindengen Electric Manufacturing Co. Ltd.	1,205,265
6,900	Shinmaywa Industries Ltd.	48,399
27,500	Shinnihon Corp.	150,944
122,565	Shinoken Group Co. Ltd.	954,417
3,500	Shinsho Corp.	97,360
179,700	Shizuoka Gas Co. Ltd.	1,288,120
6,597	Shofu, Inc.	81,773
3,400	Sigma Koki Co. Ltd.	39,290
23,000	SIGMAXYZ Holdings, Inc.	187,900
900	Sinanen Holdings Co. Ltd.	22,434
61,600	Sinfonia Technology Co. Ltd.	597,469
46,200	Sinko Industries Ltd.	580,677
49,200	SK-Electronics Co. Ltd.	297,247

27

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2022 (Unaudited)

Shares		Value
JAPAN (continued)
2,900	SMK Corp.	$48,220
18,200	Soda Nikka Co. Ltd.	93,578
142,300	Sodick Co. Ltd.	796,229
1,900	Softcreate Holdings Corp.	61,237
14,900	Sohgo Security Services Co. Ltd.	413,905
1,900	Soken Chemical & Engineering Co. Ltd.	24,377
103,713	Soliton Systems KK	1,158,202
3,500	Space Co. Ltd.	24,449
15,300	Sprix Ltd.	143,070
4,400	SRA Holdings	95,791
61,275	Stanley Electric Co. Ltd.	1,056,572
12,000	Star Mica Holdings Co. Ltd.	141,988
147,000	Star Micronics Co. Ltd.	1,647,799
76,400	Starts Corp., Inc.	1,416,019
2,200	Step Co. Ltd.	30,378
6,700	Studio Alice Co. Ltd.	118,311
327,280	Sumitomo Chemical Co. Ltd.	1,391,662
15,600	Sumitomo Heavy Industries Ltd.	330,118
177,700	Sumitomo Pharma Co Ltd.	1,582,881
3,000	Sumitomo Seika Chemicals Co. Ltd.	70,424
4,500	Sun Corp.	53,371
94,600	Sun Frontier Fudousan Co. Ltd.	790,498
40,200	Sun-Wa Technos Corp.	412,515
1,400	Suzuden Corp.	24,194
26,800	Suzuken Co. Ltd.	791,062
3,700	Tachibana Eletech Co. Ltd.	46,140
26,640	Taiyo Yuden Co. Ltd.	1,046,618
8,500	Takamatsu Construction Group Co. Ltd.	141,574
3,200	Takaoka Toko Co. Ltd.	39,679
14,300	Takara & Co. Ltd.	205,089
583,600	Takara Leben Co. Ltd.	1,334,856
38,700	Takara Standard Co. Ltd.	386,642
10,900	Takasago International Corp.	219,817
124,400	Tamron Co. Ltd.	2,192,968
87,800	Tanseisha Co. Ltd.	535,189
20,100	TDC Soft, Inc.	178,304
1,200	Techno Medica Co. Ltd.	14,370
2,200	Tekken Corp.	31,127
81,200	Temairazu, Inc.	2,855,280
19,187	T-Gaia Corp.	243,193
2,700	Thine Electronics, Inc.	15,561
51,580	TIS, Inc.	1,158,454
11,500	Toa Corp.	62,151
1,700	TOA ROAD Corp.	65,473
8,200	Tobishima Corp.	64,611
99,700	TOC Co. Ltd.	513,519
88,265	Tochigi Bank Ltd. (The)	164,374
5,100	Toho Gas Co. Ltd.	119,641
109,600	Toho Holdings Co. Ltd.	1,779,108
24,000	Tokai Corp.	317,994
216,140	TOKAI Holdings Corp.	1,452,802
Shares		Value
JAPAN (continued)
27,100	Tokai Rika Co. Ltd.	$285,531
19,475	Token Corp.	1,296,362
134,485	Tokyo Gas Co. Ltd.	2,575,987
37,900	Tokyo Keiki, Inc.	330,193
143,770	Tokyo Seimitsu Co. Ltd.	4,945,814
6,100	Tokyo Tekko Co. Ltd.	59,887
26,300	Tokyu Construction Co. Ltd.	121,969
296,445	Tokyu Fudosan Holdings Corp.	1,542,602
58,085	TOMONY Holdings, Inc.	146,912
289,590	Tomy Co. Ltd.	2,747,508
800	Tonami Holdings Co. Ltd.	21,599
35,000	Topcon Corp.	447,971
3,000	Torishima Pump Manufacturing Co. Ltd.	29,513
142,700	Tosei Corp.	1,200,733
504,339	Toshiba Corp.	20,944,355
42,555	Toshiba TEC Corp.	1,442,498
5,500	Totetsu Kogyo Co. Ltd.	99,422
9,900	Tow Co. Ltd.	23,997
5,000	Towa Bank Ltd. (The)	20,766
206,825	Towa Pharmaceutical Co. Ltd.	4,399,522
2,800	Toyo Corp./Chuo-ku	22,392
6,600	Toyo Denki Seizo KK	46,728
18,700	Toyo Machinery & Metal Co. Ltd.	86,415
10,400	TPR Co. Ltd.	99,676
113,800	Transcosmos, Inc.	2,682,987
11,400	TRE Holdings Corp.	182,387
27,105	Trend Micro, Inc.	1,511,291
2,900	Trinity Industrial Corp.	15,623
27,200	Trusco Nakayama Corp.	424,169
75,800	Tsubakimoto Chain Co.	1,730,860
90,000	Tsukuba Bank Ltd.	134,816
15,700	TV Asahi Holdings Corp.	179,331
211,700	Ubicom Holdings, Inc.	4,644,278
9,800	Uchida Yoko Co. Ltd.	369,847
4,400	Union Tool Co.	126,390
48,400	UNITED, Inc.	647,943
17,500	Unitika Ltd.(a)	37,672
98,440	USS Co. Ltd.	1,638,834
19,500	V Technology Co. Ltd.	448,697
454,600	Wacom Co. Ltd.	3,286,840
11,400	Wakita & Co. Ltd.	94,860
1,800	Warabeya Nichiyo Holdings Co. Ltd.	23,023
800	WDB coco Co. Ltd.	31,319
19,600	WDB Holdings Co. Ltd.	411,849
43,800	Will Group, Inc.	377,984
20,100	World Holdings Co. Ltd.	378,468
2,000	Wowow, Inc.	23,712
51,300	Xebio Holdings Co. Ltd.	362,334
126,300	YAMABIKO Corp.	1,371,268
2,200	YAMADA Consulting Group Co. Ltd.	20,191
4,500	Yamagata Bank Ltd. (The)	29,973
30,970	Yamaha Corp.	1,183,270

28

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2022 (Unaudited)

Shares		Value
JAPAN (continued)
62,315	Yamaha Motor Co. Ltd.	$1,286,537
80,000	Yamaichi Electronics Co. Ltd.	1,013,522
49,900	Yamanashi Chuo Bank Ltd. (The)	377,821
64,835	Yamato Holdings Co. Ltd.	1,213,192
188,920	Yamazen Corp.	1,395,229
111,020	Yellow Hat Ltd.	1,386,864
8,100	Yokogawa Bridge Holdings Corp.	118,791
95,410	Yokohama Rubber Co. Ltd. (The)	1,277,407
2,300	Yondenko Corp.	31,004
6,500	Yuasa Trading Co. Ltd.	145,025
4,600	Yurtec Corp.	24,297
20,100	Yushin Precision Equipment Co. Ltd.	97,244
53,500	Zenrin Co. Ltd.	389,108
33,000	ZERIA Pharmaceutical Co. Ltd.	504,929
122,200	ZIGExN Co. Ltd.	288,157
4,800	Zuken, Inc.	111,137
		553,107,087
JERSEY CHANNEL ISLANDS — 0.3%
334,564	Novocure Ltd.(a)	25,620,911
LUXEMBOURG — 0.0%
29,435	APERAM SA	1,136,117
12,365	Eurofins Scientific SE	1,149,176
21,060	Stabilus SA	991,955
		3,277,248
NETHERLANDS — 1.4%
103,928	Aalberts NV	5,050,100
32,440	Arcadis NV	1,353,518
96,744	ASM International NV	29,070,809
33,615	ASR Nederland NV	1,527,757
191,582	BE Semiconductor Industries NV	11,678,580
48,443	Brunel International NV	562,884
202,292	Eurocommercial Properties NV REIT	4,894,651
187,057	Heijmans NV	2,569,070
101,470	IMCD NV	16,156,309
3,472	Kendrion NV	66,095
2,383,921	Koninklijke BAM Groep NV(a)	6,598,308
72,372	Koninklijke DSM NV	12,166,428
497,600	Koninklijke KPN NV	1,717,015
1,205	Nedap NV	80,073
28,620	NN Group NV	1,401,853
210,225	OCI NV(a)	7,965,954
27,805	QIAGEN NV(a)	1,282,286
32,960	Signify NV(b)(c)	1,394,458
137,852	TKH Group NV	6,760,290
42,931	Van Lanschot Kempen NV	1,117,989
29,985	Vastned Retail NV REIT	762,111
51,566	Wereldhave NV REIT	841,050
		115,017,588
NEW ZEALAND — 0.3%
1,455,600	Argosy Property Ltd. REIT	1,219,536
1,249,566	Fletcher Building Ltd.	4,930,480
Shares		Value
NEW ZEALAND (continued)
950,780	Fletcher Building Ltd.	$3,787,451
11,097	Freightways Ltd.	87,714
75,988	Kiwi Property Group Ltd. REIT	51,828
34,547	Skellerup Holdings Ltd.	127,318
166,813	SKY Network Television Ltd.(a)	287,769
493,955	Spark New Zealand Ltd.	1,562,228
62,117	Summerset Group Holdings Ltd.	467,863
205,640	Xero Ltd.(a)	13,560,343
		26,082,530
NORWAY — 0.6%
103,126	2020 Bulkers Ltd.	1,315,977
591,495	ABG Sundal Collier Holding ASA	449,535
6,792	AF Gruppen ASA	137,061
49,155	Aker BP ASA	1,761,169
8,478	American Shipping Co. ASA	29,293
206	Atea ASA	2,455
247,424	Austevoll Seafood ASA	3,922,927
157,173	Awilco LNG AS(a)	109,686
350,506	B2Holding ASA	331,280
434,577	Belships ASA	919,448
25,667	Bouvet ASA	188,797
5,553,083	DNO ASA	8,418,167
5,760	Elektro Importoren AS	46,979
81,364	FLEX LNG Ltd.	2,291,984
462,125	Golden Ocean Group Ltd.	5,753,055
111,206	Hoegh Autoliners ASA(a)	349,705
89,778	Kongsberg Gruppen ASA	3,856,197
245,959	Leroy Seafood Group ASA	2,308,396
1,727	Medistim ASA	46,659
65,335	Mowi ASA	1,845,521
1,053,456	MPC Container Ships ASA	3,135,594
10,991	Odfjell Drilling Ltd.(a)	28,191
1,365	Odfjell Technology Ltd.(a)	3,291
119,856	OKEA ASA(a)	450,984
14,768	Olav Thon Eiendomsselskap ASA	298,456
11,425	Pareto Bank ASA	66,221
22,547	Protector Forsikring ASA	256,039
52,849	Rana Gruber ASA	331,915
10,291	SpareBank 1 Nord Norge	109,531
17,387	SpareBank 1 SMN	243,635
4,705	Sparebanken More	40,131
157,160	Storebrand ASA	1,365,123
1	TGS ASA	15
21,970	TOMRA Systems ASA	863,980
47,643	Veidekke ASA	616,912
407,772	Wallenius Wilhelmsen ASA	2,559,496
8,665	Western Bulk Chartering AS	42,716
2,055	Wilh Wilhelmsen Holding ASA - Class A	50,190
30,455	Yara International ASA	1,548,583
		46,095,294

29

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2022 (Unaudited)

Shares		Value
PERU — 0.1%
645,000	Cia de Minas Buenaventura SAA - ADR	$6,088,800
POLAND — 0.2%
256,165	Grupa Lotos SA(a)	3,983,253
1,750,123	PGE Polska Grupa Energetyczna SA(a)	3,892,159
369,073	Polski Koncern Naftowy ORLEN SA	6,235,283
3,097,256	Tauron Polska Energia SA(a)	2,329,168
		16,439,863
PORTUGAL — 0.1%
245,620	Altri SGPS SA	1,630,112
323,996	CTT-Correios de Portugal SA	1,464,474
89,238	Greenvolt-Energias Renovaveis SA(a)	665,921
412,020	Navigator Co. SA (The)	1,690,194
538,390	REN - Redes Energeticas Nacionais SGPS SA	1,641,078
1,739,194	Sonae SGPS SA	1,877,617
		8,969,396
RUSSIA — 0.0%
3,531,360	Alrosa PJSC(d)(e)	0
1,189,126,065	Federal Grid Co. Unified Energy System PJSC(d)(e)	0
4,480,742	Gazprom PJSC(d)(e)	0
1,073,095	Gazprom PJSC - ADR(d)(e)	0
112,793	Magnit PJSC(d)(e)	0
532,967	Mobile TeleSystems PJSC(d)(e)	0
217,810,135	ROSSETI PJSC(d)(e)	0
1,641,600	Rostelecom PJSC(d)(e)	0
461,432,194	RusHydro PJSC(d)(e)	0
13,369,855	Surgutneftegas PJSC(d)(e)	0
243,969	VK Co. Ltd. - GDR(a)(b)(d)(e)	0
		0
SINGAPORE — 0.4%
99,600	APAC Realty Ltd.	47,279
713,955	Ascendas Real Estate Investment Trust REIT	1,468,948
8,959	Asian Pay Television Trust - Units	855
1,521,840	ComfortDelGro Corp. Ltd.	1,607,587
950,700	CSE Global Ltd.	328,575
23,500	Delfi Ltd.	12,972
1,739,085	First Resources Ltd.	2,652,441
161,700	Food Empire Holdings Ltd.	62,332
1,927,800	Geo Energy Resources Ltd.	674,901
560,900	Golden Energy & Resources Ltd.(a)	272,067
91,500	Hanwell Holdings Ltd.	26,442
34	Ho Bee Land Ltd.	74
305,000	Hour Glass Ltd. (The)	543,053
4,156	Hyphens Pharma International Ltd.	870
325,500	InnoTek Ltd.	136,791
94,300	ISDN Holdings Ltd.	38,884
32,990	Kenon Holdings Ltd.	1,884,134
219,700	Kimly Ltd.	62,418
Shares		Value
SINGAPORE (continued)
219,700	LHN Ltd.	$49,807
68,690	OM Holdings Ltd.	42,408
413,070	Parkway Life Real Estate Investment Trust REIT	1,439,325
332,000	Propnex Ltd.(b)	432,144
3,370,395	Raffles Medical Group Ltd.	2,910,445
1,208,100	Rex International Holding Ltd.(a)	289,323
304,400	RHT Health Trust REIT(a)(d)(e)	4,182
6,061,400	Riverstone Holdings Ltd.	4,216,156
1,339,200	Sembcorp Industries Ltd.	2,836,166
1,427,910	Sheng Siong Group Ltd.	1,576,681
587,300	Singapore Medical Group Ltd.	143,790
557,690	Singapore Technologies Engineering Ltd.	1,642,460
467,900	Starhill Global REIT	200,322
1,555,950	StarHub Ltd.	1,411,300
898,700	UMS Holdings Ltd.	765,227
296,260	UOL Group Ltd.	1,556,709
114,770	Venture Corp. Ltd.	1,408,908
68,400	Wing Tai Holdings Ltd.	85,849
1,118,600	Yanlord Land Group Ltd.	980,071
		31,811,896
SOUTH AFRICA — 0.3%
1,201,683	Harmony Gold Mining Co. Ltd. - ADR	4,914,883
579,261	Remgro Ltd.	5,203,350
2,043,616	Sappi Ltd.(a)	7,482,038
527,065	Shoprite Holdings Ltd.	7,612,945
		25,213,216
SOUTH KOREA — 0.9%
23,209	Green Cross Corp.	3,444,946
161,394	GS Engineering & Construction Corp.	5,314,661
124,679	Hankook Tire & Technology Co. Ltd.	3,422,035
70,221	Hyundai Department Store Co. Ltd.	4,179,337
137,051	Hyundai Engineering & Construction Co. Ltd.	4,767,716
102,010	KB Financial Group, Inc.	4,745,925
94,348	Kia Corp.	6,188,312
62,952	Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	4,528,517
51,649	LG Electronics, Inc.	4,677,698
17,209	Lotte Chemical Corp.	2,656,064
56,652	OCI Co. Ltd.	4,679,954
401,995	Samsung Engineering Co. Ltd.(a)	8,201,917
1,163,031	Samsung Heavy Industries Co. Ltd.(a)	5,551,507
82,412	Samsung Life Insurance Co. Ltd.	4,236,605
32,924	Samsung SDS Co. Ltd.	3,836,825
157,641	Shinhan Financial Group Co. Ltd.	5,237,563
572,093	SK Networks Co. Ltd.	2,183,922
		77,853,504

30

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2022 (Unaudited)

Shares		Value
SPAIN — 0.5%
120,445	Acerinox SA	$1,268,193
772	Alantra Partners SA	12,692
1,243,495	Almirall SA	16,154,286
440,791	Atresmedia Corp. de Medios de Comunicacion SA	1,686,175
79,300	Cia de Distribucion Integral Logista Holdings SA	1,461,137
38,105	Construcciones y Auxiliar de Ferrocarriles SA	1,168,305
81,385	Ebro Foods SA	1,463,271
66,640	Enagas SA	1,440,936
483,309	Faes Farma SA	2,027,941
39,905	Fluidra SA	1,079,997
2,708	Grupo Catalana Occidente SA	78,003
101,791	Laboratorios Farmaceuticos Rovi SA	6,950,413
838,420	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,204,489
170,745	Mediaset Espana Comunicacion SA(a)	764,079
7,331	Pharma Mar SA	561,136
72,720	Red Electrica Corp. SA	1,464,163
24,575	Viscofan SA	1,356,646
		40,141,862
SWEDEN — 1.4%
436,124	AAK AB	7,567,082
253,855	AcadeMedia AB(b)(c)	1,433,049
39,215	Alfa Laval AB	1,091,600
51	Alligo AB - Class B	584
281,418	Arjo AB - Class B	2,112,564
64,329	Axfood AB	1,903,620
2,589	BE Group AB	42,164
6,892	Beijer Alma AB	143,367
56,458	Bilia AB - A Shares	782,955
84,475	BillerudKorsnas AB	1,303,557
48,214	BioGaia AB - Class B	3,031,580
79,339	Biotage AB	1,643,509
13,548	Bjorn Borg AB	62,848
40,525	Boliden AB	1,757,212
685	BTS Group AB - Class B	25,642
30,495	Bufab AB	1,011,681
121,429	Byggmax Group AB	933,874
30,530	Catella AB	119,570
725	Cellavision AB	22,763
9,342	Clas Ohlson AB - Class B	106,060
544,590	Cloetta AB - Class B	1,376,198
317,398	Dios Fastigheter AB	2,834,015
7,721	Doro AB(a)	17,127
64,570	Electrolux AB - Class B	984,719
17,677	Ferronordic AB	81,055
3,143,680	Fortnox AB	16,686,951
499,351	Getinge AB - Class B	14,445,121
7,993	Hanza Holding AB	32,964
35,145	HMS Networks AB	1,438,479
Shares		Value
SWEDEN (continued)
23,203	Humana AB(a)	$121,790
98,250	Husqvarna AB - Class B	939,182
52,745	Indutrade AB	1,244,140
169,459	Inwido AB	2,339,527
45,575	Kinnevik AB - Class B(a)	892,015
53,645	Lifco AB - Class B	1,125,239
238,765	Lindab International AB	5,568,898
42,915	Lundin Energy AB	1,774,358
104,359	Mekonomen AB(a)	1,202,699
2,496	Micro Systemation AB - Class B	13,439
51	Momentum Group AB(a)	388
110	Nederman Holding AB	1,851
630,193	Net Insight AB - Class B(a)	257,668
137,504	New Wave Group AB - Class B	2,400,894
105,765	Nibe Industrier AB - Class B	1,036,963
1,314	Nilorngruppen AB - Class B	15,437
395,971	Nolato AB - Class B	2,740,667
81,900	Nordnet AB publ	1,420,535
17,646	NP3 Fastigheter AB	490,387
1,539	OEM International AB - Class B	23,770
21,528	Proact IT Group AB	156,641
8,751	QleanAir AB	32,817
167,516	Ratos AB - Class B	854,675
2,650	RaySearch Laboratories AB(a)	11,628
61,440	Saab AB - Class B	2,598,846
130,971	Sectra AB - Class B	1,652,246
113,940	Securitas AB - Class B	1,345,268
2,429	Semcon AB	30,819
61,290	Skanska AB - Class B	1,170,773
46,233	SkiStar AB	900,002
24,081	Softronic AB - Class B	70,716
3,025	Studsvik AB	29,575
158,700	Svolder AB - Class B	929,880
198,900	Swedish Match AB	1,584,195
749,985	Swedish Orphan Biovitrum AB(a)	15,777,306
24,200	Systemair AB	153,687
112,340	Tele2 AB - Class B	1,488,987
59,684	Tethys Oil AB	565,494
20,200	Transtema Group AB(a)	78,288
29,466	Volati AB(b)	413,845
		116,447,445
SWITZERLAND — 2.3%
315,452	Alcon, Inc.	22,523,548
10,788	ALSO Holding AG	2,439,531
117,666	Arbonia AG	2,095,387
101,147	Ascom Holding AG	894,879
78,208	Baloise Holding AG	13,603,575
6,101	Barry Callebaut AG	14,041,792
28,116	Belimo Holding AG	13,895,526
2,908	Bellevue Group AG	111,707
12,075	BKW AG	1,469,905
13,973	Bobst Group SA	1,178,601

31

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2022 (Unaudited)

Shares		Value
SWITZERLAND (continued)
10,287	Bossard Holding AG - Class A	$2,226,956
19,009	Bucher Industries AG	6,853,411
21,950	Burckhardt Compression Holding AG	11,198,040
606	Burkhalter Holding AG	47,714
1,110	Bystronic AG	921,183
2,335	Calida Holding AG	117,444
1,665	Cembra Money Bank AG	120,138
74,925	Clariant AG	1,279,218
1,562	Coltene Holding AG	148,178
49,005	Comet Holding AG	10,593,617
13,037	dormakaba Holding AG	6,051,099
266	Energiedienst Holding AG	11,899
1,573	Feintool International Holding AG	69,338
1,080,558	Ferrexpo Plc	2,218,857
21,065	Galenica AG(b)(c)	1,551,174
1,985	Geberit AG	1,131,994
135,740	Georg Fischer AG	7,366,623
40,585	Huber + Suhner AG	3,559,433
52	Ina Invest Holding AG(a)	1,041
3,414	Inficon Holding AG	3,108,360
1,339	Investis Holding SA(b)	154,637
11,005	Komax Holding AG	2,890,776
8,388	Kudelski SA	27,941
159	LEM Holding SA	366,286
25,131	Leonteq AG	1,709,701
1,435	Meier Tobler Group AG	33,565
92	Metall Zug AG - Class B	191,729
74,150	Mobilezone Holding AG	1,200,649
4,820	Mobimo Holding AG	1,378,484
150,160	OC Oerlikon Corp. AG	1,070,739
19	Orell Fuessli AG	1,730
135	Phoenix Mecano AG	53,947
45,667	PSP Swiss Property AG	5,755,501
12,996	Rieter Holding AG	1,766,680
40,621	SFS Group AG	5,087,099
10,165	Siegfried Holding AG	7,369,012
4,020	Sonova Holding AG	1,449,717
2,367	Swissquote Group Holding SA	384,705
40,169	Tecan Group AG	12,071,497
97,938	Temenos AG	9,886,428
278	TX Group AG	39,348
12,481	u-blox Holding AG(a)	1,036,877
3,140	VAT Group AG(b)(c)	971,238
1,383	V-ZUG Holding AG(a)	153,421
971	Ypsomed Holding AG	138,761
20,405	Zehnder Group AG	1,595,578
		187,616,214
TAIWAN — 0.8%
6,172,000	Acer, Inc.	5,726,112
1,831,000	ASE Technology Holding Co. Ltd.	5,841,555
6,150,100	AU Optronics Corp.	3,512,869
2,226,018	Cheng Shin Rubber Industry Co. Ltd.	2,508,688
Shares		Value
TAIWAN (continued)
9,150,432	China Petrochemical Development Corp.(a)	$3,622,157
1,645,000	ENNOSTAR, Inc.(a)	3,222,089
1,067,000	Everlight Electronics Co. Ltd.	1,543,954
1,644,000	Hon Hai Precision Industry Co. Ltd.	5,632,477
2,247,000	HTC Corp.(a)	3,529,995
8,110,500	Innolux Corp.	3,693,236
2,741,431	International CSRC Investment Holdings Co.	2,150,405
4,243,000	Inventec Corp.	3,624,761
1,363,000	Pegatron Corp.	3,229,124
303,000	Phison Electronics Corp.	3,905,440
6,722,000	Qisda Corp.	7,142,164
5,777,000	Winbond Electronics Corp.	5,215,608
4,812,696	Wistron Corp.	4,636,588
		68,737,222
THAILAND — 0.4%
11,652,166	Banpu Public Co. Ltd. - FOR	4,151,623
157,031	Fabrinet(a)	15,418,874
43,105,207	IRPC Public Co. Ltd. - FOR	4,343,527
5,002,000	Italian-Thai Development Public Co. Ltd. - FOR(a)	290,177
3,299,558	PTT Global Chemical Public Co. Ltd. - FOR	4,783,753
396,032	Siam Cement Public Co. Ltd. (The) - FOR	4,256,532
1,731,183	Thai Oil Public Co. Ltd. - FOR	2,832,604
		36,077,090
TURKEY — 0.7%
1,843,327	Arcelik AS	8,343,505
6,634,452	Dogan Sirketler Grubu Holding AS	1,540,870
18,659,402	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	3,333,576
2,635,494	Eregli Demir ve Celik Fabrikalari TAS	5,935,136
4,092,900	Haci Omer Sabanci Holding AS	5,509,790
7,551,154	Petkim Petrokimya Holding AS(a)	4,847,698
1,473,215	Tekfen Holding AS	1,953,262
3,078,894	Turkcell Iletisim Hizmetleri AS	4,466,609
10,282,129	Turkiye Is Bankasi AS - Class C	7,284,818
589,180	Turkiye Petrol Rafinerileri AS(a)	9,277,409
22,097,183	Yapi ve Kredi Bankasi AS	7,231,489
		59,724,162
UNITED KINGDOM — 5.7%
78,840	3i Group Plc	1,290,236
473,765	abrdn Plc	1,112,461
13,299	accesso Technology Group Plc(a)	122,663
2,423,060	Adaptimmune Therapeutics Plc - ADR(a)	4,167,663
37,110	Admiral Group Plc	1,168,122
57,888	Advanced Medical Solutions Group Plc	201,802

32

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2022 (Unaudited)

Shares		Value
UNITED KINGDOM (continued)
38,112	AG Barr Plc	$277,238
1,344,032	Alliance Pharma Plc	1,930,559
1,952,947	Alphawave IP Group Plc(a)	3,691,306
2,756	Aptitude Software Group Plc	11,524
378,735	ASOS Plc(a)	6,594,720
158,530	Auto Trader Group Plc(b)(c)	1,251,145
1,641,912	B&M European Value Retail SA	10,060,140
1,569,391	Balfour Beatty Plc	4,754,804
109,458	Beazley Plc	589,606
19,959	Belvoir Group Plc	61,196
24,100	Berkeley Group Holdings Plc	1,222,268
32,286	Big Yellow Group Plc REIT	583,472
27,727	Bloomsbury Publishing Plc	139,131
4,915,645	boohoo Group Plc(a)	4,976,479
3,989	Braemar Shipping Services Plc	13,298
929,382	Britvic Plc	9,959,328
64,580	Burberry Group Plc	1,274,516
33,284	Bytes Technology Group Plc	185,026
12,411	Cazoo Group Ltd.(a)	20,975
54,460	Central Asia Metals Plc	182,468
4,171,118	Centrica Plc(a)	4,132,703
380,893	Ceres Power Holdings Plc(a)	3,475,473
10,247	Cerillion Plc	103,605
312,483	Chemring Group Plc	1,364,601
5,548	Chesnara Plc	19,925
1,204,995	Civitas Social Housing Plc REIT(b)	1,300,941
54,731	Clarkson Plc	2,519,946
599,291	CLS Holdings Plc REIT	1,531,582
80,970	CNH Industrial NV	1,147,045
63,918	Computacenter Plc	2,147,623
46,578	Concentric AB	909,697
9,021,630	ConvaTec Group Plc(b)(c)	23,864,828
7,431	Craneware Plc	160,320
11,545	Croda International Plc	1,121,326
18,945	Custodian REIT Plc	23,951
166,601	CVS Group Plc	3,760,981
121,487	Dechra Pharmaceuticals Plc	5,505,227
10,545	Devro Plc	27,731
8,850	DFS Furniture Plc	18,460
410,530	Direct Line Insurance Group Plc	1,302,972
251,390	Domino’s Pizza Group Plc	1,097,133
115,284	dotdigital group Plc	125,742
1,917,073	Drax Group Plc	19,373,373
2,500	Eco Animal Health Group Plc	4,553
136,519	EKF Diagnostics Holdings Plc	59,859
1,786,684	Electrocomponents Plc	23,320,661
79,118	EMIS Group Plc	1,318,769
1,306	Epwin Group Plc	1,398
250,921	Ergomed Plc(a)	3,702,225
142,529	FDM Group Holdings Plc	1,798,735
8,850	Ferguson Plc	1,110,225
509,537	Firstgroup Plc(a)	715,283
19,537	Focusrite Plc	243,574
Shares		Value
UNITED KINGDOM (continued)
362,882	Frasers Group Plc(a)	$3,082,089
30,714	Galliford Try Holdings Plc	65,886
83,295	Genel Energy Plc	191,669
235,343	Genus Plc	7,394,207
92,308	Go-Ahead Group Plc (The)(a)	1,095,182
207,358	Greggs Plc	6,049,861
774,294	Gulf Keystone Petroleum Ltd.	2,352,330
296,114	Halfords Group Plc	842,609
36,690	Halma Plc	1,126,219
11,071	Hargreaves Services Plc	82,322
12,665	Harworth Group Plc	26,518
77,571	Headlam Group Plc	354,073
65,780	Hill & Smith Holdings Plc	1,137,691
646,636	HomeServe Plc	7,946,982
2,214,305	Howden Joinery Group Plc	20,963,973
186,432	Hunting Plc	679,606
475,906	IMI Plc	8,011,749
76,363	Impact Healthcare REIT Plc(b)	119,311
384,889	Inchcape Plc	3,443,858
201,995	Indivior Plc(a)	791,116
20,565	Intertek Group Plc	1,281,507
943,965	IP Group Plc	973,376
1,967,595	ITM Power Plc(a)	8,106,115
416,995	J Sainsbury Plc	1,216,689
1,746	James Halstead Plc	5,431
3,618,609	JD Sports Fashion Plc	5,962,294
1,488,172	JET2 Plc(a)	22,853,838
981,913	Just Group Plc	1,037,289
249,662	Kainos Group Plc	3,782,624
69,678	Keller Group Plc	734,267
56,356	Kin & Carta Plc(a)	163,792
376,964	Lookers Plc(a)	393,399
32,812	M&C Saatchi Plc(a)	80,361
28,648	Macfarlane Group Plc	43,293
3,146,603	Man Group Plc	9,170,862
339,323	Marks & Spencer Group Plc(a)	579,265
16,625	Mears Group Plc	41,187
63,320	Mondi Plc	1,189,527
519,100	Moneysupermarket.com Group Plc	1,137,172
632,895	Moonpig Group Plc(a)	1,520,838
360,992	Morgan Advanced Materials Plc	1,265,985
21,090	Morgan Sindall Group Plc	568,636
3,022	MP Evans Group Plc	35,756
35,270	Next Fifteen Communications Group Plc	581,342
735,150	Ninety One Plc	2,449,497
484	Norcros Plc	1,452
12,147	Numis Corp. Plc	38,060
3,144,199	Ocado Group Plc(a)	35,959,107
510,237	Orchard Therapeutics Plc - ADR(a)	288,437
477,719	Oxford Biomedica Plc(a)	3,442,303
96,831	Oxford Metrics Plc	108,412
4,422,350	Oxford Nanopore Technologies Plc(a)	16,838,957

33

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2022 (Unaudited)

Shares		Value
UNITED KINGDOM (continued)
348,419	Pagegroup Plc	$2,131,934
206,255	Paragon Banking Group Plc	1,275,532
5,827	Patisserie Holdings Plc(a)(e)	0
40,710	Persimmon Plc	1,060,263
138,251	Pharos Energy Plc(a)	46,720
19,263	Photo-Me International Plc	17,281
128,156	Polar Capital Holdings Plc	893,234
21,145	Rathbones Group Plc	558,148
165,065	Redrow Plc	1,082,050
10,616	Renew Holdings Plc	92,510
137,598	Renishaw Plc	7,271,664
754,450	Rightmove Plc	5,799,532
5,893	RM Plc	10,086
805	Robert Walters Plc	6,263
4,648,510	Rotork Plc	16,960,211
2,327,726	Royal Mail Plc	9,977,332
491,823	Safestore Holdings Plc REIT	7,737,246
135,410	Sage Group Plc (The)	1,242,603
53,484	Sanderson Design Group Plc	112,060
153,914	Savills Plc	2,070,544
82,465	Segro Plc REIT	1,380,637
38,517	Senior Plc(a)	61,977
320,158	Serica Energy Plc	1,406,546
917,297	SIG Plc(a)	474,230
314,927	Smiths Group Plc	5,762,944
31,590	Spectris Plc	1,155,369
463,550	Speedy Hire Plc	300,808
7,410	Spirax-Sarco Engineering Plc	1,118,136
389,129	Spirent Communications Plc	1,125,122
732,916	St. James’s Place Plc	11,777,660
734,368	Standard Chartered Plc	5,020,376
390,524	SThree Plc	1,800,279
9,253	Stolt-Nielsen Ltd.	167,143
292,250	Synthomer Plc	1,111,999
76,870	Telecom Plus Plc	1,585,764
1,896,884	Trainline Plc(a)(b)(c)	6,696,712
199,497	Travis Perkins Plc	3,042,812
33,512	UK Commercial Property REIT Ltd.	36,923
60,862	Vertu Motors Plc	39,490
233,385	Victrex Plc	5,321,953
2,945	Vitec Group Plc (The)	45,764
440,135	Watkin Jones Plc	1,367,774
479,779	YouGov Plc	7,560,324
		467,466,889
UNITED STATES — 40.4%
589,055	A.O. Smith Corp.	34,418,484
272,451	Advance Auto Parts, Inc.	54,389,393
159,744	AeroVironment, Inc.(a)	12,830,638
217,198	Agilysys, Inc.(a)	7,995,058
105,000	Albany International Corp. - Class A	8,213,100
368,245	Alnylam Pharmaceuticals, Inc.(a)	49,134,930
465,000	Altra Industrial Motion Corp.	18,135,000
Shares		Value
UNITED STATES (continued)
116,080	Ambarella, Inc.(a)	$9,527,846
137,659	ANSYS, Inc.(a)	37,951,210
306,699	Appian Corp.(a)	14,660,212
370,000	Asana, Inc. - Class A(a)	9,916,000
309,728	Aspen Technology, Inc.(a)	49,104,277
295,000	AtriCure, Inc.(a)	15,319,350
63,310	Avidity Biosciences, Inc.(a)	905,333
145,712	Axon Enterprise, Inc.(a)	16,348,886
220,000	Axonics, Inc.(a)	11,400,400
615,000	Barnes Group, Inc.	20,651,700
207,681	Benefitfocus, Inc.(a)	2,211,803
472,160	BioCryst Pharmaceuticals, Inc.(a)	4,386,366
220,000	Blackbaud, Inc.(a)	12,762,200
612,574	Blackline, Inc.(a)	41,073,087
745,000	BRP Group, Inc. - Class A(a)	17,224,400
313,732	Burlington Stores, Inc.(a)	63,863,286
735,000	Cardiovascular Systems, Inc.(a)	13,744,500
234,228	Cardlytics, Inc.(a)	7,994,202
291,255	Carlisle Cos, Inc.	75,539,897
341,340	CDW Corp.	55,699,861
350,000	Central Garden & Pet Co. - Class A(a)	14,483,000
105,521	CEVA, Inc.(a)	3,834,633
20,305	Chase Corp.	1,712,930
606,213	Chegg, Inc.(a)	14,997,710
146,063	Chinook Therapeutics, Inc.(a)	2,209,933
1,241,194	Codexis, Inc.(a)	14,931,564
195,000	Community Bank System, Inc.	12,558,000
285,000	CONMED Corp.	37,893,600
208,436	Cooper Cos, Inc. (The)	75,253,733
155,000	CSW Industrials, Inc.	16,354,050
615,000	CVB Financial Corp.	14,157,300
194,873	Digimarc Corp.(a)	5,041,365
97,680	Domino’s Pizza, Inc.	33,015,840
319,268	Dover Corp.	42,558,424
600,000	elf Beauty, Inc.(a)	14,598,000
195,000	Envestnet, Inc.(a)	15,529,800
296,392	Envista Holdings Corp.(a)	11,743,051
290,013	Equifax, Inc.	59,023,446
233,055	ESCO Technologies, Inc.	14,554,285
180,155	European Wax Center, Inc. - Class A	4,945,255
140,876	Everbridge, Inc.(a)	6,071,756
185,122	EverQuote, Inc. - Class A(a)	2,569,493
910,000	Evoqua Water Technologies Corp.(a)	37,937,900
269,511	Exact Sciences Corp.(a)	14,836,581
321,424	Expedia Group, Inc.(a)	56,168,844
160,000	Freshpet, Inc.(a)	14,936,000
810,000	Freshworks, Inc. - Class A(a)	14,717,700
275,000	German American Bancorp, Inc.	9,652,500
160,000	Gibraltar Industries, Inc.(a)	6,054,400
303,911	Glaukos Corp.(a)	14,371,951
350,000	Globus Medical, Inc. - Class A(a)	23,177,000
85,905	HashiCorp, Inc. - Class A(a)	4,044,407
163,045	HEICO Corp.	23,026,845

34

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2022 (Unaudited)

Shares		Value
UNITED STATES (continued)
500,000	Honest Co., Inc. (The)(a)	$1,980,000
1,155,000	Hostess Brands, Inc.(a)	26,206,950
1,028,080	IAA, Inc.(a)	37,679,132
300,000	Independent Bank Corp.	23,148,000
285,850	Ingersoll Rand, Inc.	12,565,966
200,000	Innospec, Inc.	19,062,000
166,529	Inspire Medical Systems, Inc.(a)	34,265,007
585,000	Integra LifeSciences Holdings Corp.(a)	35,778,600
76,268	IPG Photonics Corp.(a)	7,205,801
141,141	iRobot Corp.(a)	7,148,792
120,000	J & J Snack Foods Corp.	17,964,000
350,000	John Bean Technologies Corp.	41,261,500
475,000	John Wiley & Sons, Inc. - Class A	24,172,750
264,240	Jones Lang LaSalle, Inc.(a)	57,797,215
166,523	Laboratory Corp. of America Holdings(a)	40,012,146
210,000	Lancaster Colony Corp.	32,587,800
201,719	Lantheus Holdings, Inc.(a)	13,396,159
275,641	Legend Biotech Corp. - ADR(a)	11,066,986
134,240	LendingTree, Inc.(a)	10,661,341
810,000	Leslie’s, Inc.(a)	15,876,000
460,800	Lincoln Electric Holdings, Inc.	62,083,584
252,660	LivePerson, Inc.(a)	5,715,169
217,246	LiveRamp Holdings, Inc.(a)	6,804,145
33,884	Madrigal Pharmaceuticals, Inc.(a)	2,371,880
113,141	MarketAxess Holdings, Inc.	29,825,099
30,000	Masimo Corp.(a)	3,389,100
533,546	Match Group, Inc.(a)	42,230,166
198,263	MaxCyte, Inc.(a)	1,098,377
275,000	MGP Ingredients, Inc.	25,115,750
500,569	Model N, Inc.(a)	12,934,703
230,000	Montrose Environmental Group, Inc.(a)	10,435,100
290,000	MSA Safety, Inc.	35,000,100
359,247	Myriad Genetics, Inc.(a)	7,364,564
28,314	NanoString Technologies, Inc.(a)	531,737
341,265	Nasdaq, Inc.	53,704,873
57,032	Nevro Corp.(a)	3,518,304
525,000	New Relic, Inc.(a)	33,216,750
101,075	Novanta, Inc.(a)	13,008,353
125,000	Omnicell, Inc.(a)	13,646,250
425,000	Outset Medical, Inc.(a)	14,824,000
285,647	Pacira BioSciences, Inc.(a)	21,300,697
165,000	Palomar Holdings, Inc.(a)	8,984,250
129,773	Paycom Software, Inc.(a)	36,527,206
105,000	Penumbra, Inc.(a)	18,118,800
241,180	Progyny, Inc.(a)	9,273,371
225,000	Prosperity Bancshares, Inc.	14,710,500
535,000	Pulmonx Corp.(a)	12,893,500
1,370,000	Pure Storage, Inc. - Class A(a)	40,141,000
3,304,860	PureTech Health Plc(a)	6,998,554
669,947	Q2 Holdings, Inc.(a)	34,656,358
80,000	RBC Bearings, Inc.(a)	13,468,000
Shares		Value
UNITED STATES (continued)
47,499	Relay Therapeutics, Inc.(a)	$1,131,901
201,626	Rubius Therapeutics, Inc.(a)	334,699
275,000	SailPoint Technologies Holding, Inc.(a)	17,553,250
885,000	Sally Beauty Holdings, Inc.(a)	13,381,200
293,567	Schrodinger, Inc.(a)	7,256,976
300,000	Selective Insurance Group, Inc.	24,708,000
205,000	Sensient Technologies Corp.	17,343,000
160,000	Shake Shack, Inc. - Class A(a)	9,252,800
83,304	Shockwave Medical, Inc.(a)	12,589,734
380,000	SI-BONE, Inc.(a)	7,592,400
745,000	Simply Good Foods Co. (The)(a)	31,029,250
94,163	Splunk, Inc.(a)	11,489,769
160,398	Sprout Social, Inc. - Class A(a)	9,829,189
597,945	SS&C Technologies Holdings, Inc.	38,663,124
475,643	STAAR Surgical Co.(a)	27,154,459
130,000	Standex International Corp.	12,225,200
320,875	STERIS Plc	71,892,044
150,000	Stock Yards Bancorp, Inc.	7,842,000
247,050	Stratasys Ltd.(a)	4,790,300
775,000	Sumo Logic, Inc.(a)	7,269,500
164,132	Synopsys, Inc.(a)	47,071,416
350,000	Tactile Systems Technology, Inc.(a)	5,908,000
299,889	Teladoc Health, Inc.(a)	10,124,253
207,749	Teleflex, Inc.	59,337,269
520,000	Tenable Holdings, Inc.(a)	28,719,600
38,863	Tesla, Inc.(a)	33,840,346
85,000	Transcat, Inc.(a)	6,205,000
675,000	TriMas Corp.	19,939,500
234,121	Trupanion, Inc.(a)	14,894,778
280,000	UMB Financial Corp.	25,250,400
1,030,656	Upwork, Inc.(a)	21,612,856
2,428,030	US Foods Holding Corp.(a)	91,342,489
1,150,000	Utz Brands, Inc.	16,238,000
300,000	Vapotherm, Inc.(a)	1,332,000
250,817	Varex Imaging Corp.(a)	4,978,717
345,580	Veeco Instruments, Inc.(a)	7,920,694
490,000	Veracyte, Inc.(a)	10,030,300
281,234	Verastem, Inc.(a)	399,352
2,755,750	ViewRay, Inc.(a)	7,357,852
105,000	Washington Trust Bancorp, Inc.	4,928,700
88,181	Wayfair, Inc. - Class A(a)	6,784,646
286,375	WEX, Inc.(a)	47,606,980
145,000	Wingstop, Inc.	13,305,200
226,238	Wolfspeed, Inc.(a)	20,748,287
543,905	Wolverine World Wide, Inc.	10,780,197
275,000	Workiva, Inc.(a)	26,540,250
205,000	WSFS Financial Corp.	8,214,350
400,180	Wyndham Hotels & Resorts, Inc.	35,199,833
1,295,000	Yext, Inc.(a)	7,498,050
385,000	Zevia PBC - Class A(a)	1,324,400
111,597	Zillow Group, Inc. - Class A(a)	4,313,224
488,082	Zillow Group, Inc. - Class C(a)	19,435,425

35

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2022 (Unaudited)

Shares		Value
UNITED STATES (continued)
900,978	Zuora, Inc. - Class A(a)	$10,964,902
		3,329,565,161
VIETNAM — 0.0%
563,790	Vietnam National Petroleum Group	1,174,517
Total Common Stocks (Cost $6,719,687,083)		7,027,551,391

RIGHTS/WARRANTS — 0.0%
SWITZERLAND — 0.0%
4,820	Mobimo Holding AG Rights, Expire 05/03/22(a)	16,798
THAILAND — 0.0%
2,510,366	Banpu Public Co. Ltd. Warrants, Expire 09/30/22(a)	447,102
2,510,366	Banpu Public Co. Ltd. Warrants, Expire 09/30/23(a)	244,806
		691,908
UNITED STATES — 0.0%
146,063	Aduro Biotech CVR Rights, Expire 01/02/24(a)(d)(e)	0
Total Rights/Warrants (Cost $0)		708,706

EXCHANGE-TRADED FUNDS — 11.8%
1,383,000	Consumer Staples Select Sector SPDR Fund	107,376,120
789,535	Energy Select Sector SPDR Fund	59,333,555
1,053,265	FlexShares Global Upstream Natural Resources Index Fund	47,059,880
479,985	Health Care Select Sector SPDR Fund	62,537,246
356,500	iShares Russell 2000 Value ETF	53,054,330
901,000	Materials Select Sector SPDR Fund	76,612,030
1,333,800	SPDR S&P Metals & Mining ETF	74,972,898
608,750	SPDR S&P Oil & Gas Exploration & Production ETF	80,239,337
781,435	SPDR S&P Regional Banking ETF	48,323,940
3,510,805	VanEck Junior Gold Miners ETF	150,789,075
238,000	Vanguard Consumer Staples ETF	47,626,180
640,000	Vanguard Energy ETF	67,360,000
339,500	Vanguard Mid-Cap Value ETF	48,307,455
294,850	Vanguard Small-Cap Value ETF	48,588,332
Total Exchange-Traded Funds (Cost $935,504,036)		972,180,378
Principal Amount		Value
U.S. GOVERNMENT SECURITIES — 0.3%
U.S. Treasury Bills — 0.3%
$20,000,000	0.33%, 05/26/22(f)	$19,995,830
Total U.S. Government Securities (Cost $19,995,560)		19,995,830

Shares
INVESTMENT COMPANY — 0.2%
20,063,233	SEI Daily Income Trust Government II Fund - Class A, 0.19%(g)	20,063,233
Total Investment Company (Cost $20,063,233)		20,063,233

CASH SWEEP — 2.5%
207,264,451	Citibank - US Dollars on Deposit in Custody Account, 0.03%(g)	207,264,451
Total Cash Sweep (Cost $207,264,451)		207,264,451

Contracts
PUT OPTIONS PURCHASED — 0.2%
26,300	iShares Russell 2000 ETF, Strike $180.00, Expires 05/20/22, (Notional amount $4,734,000)	10,835,600
16,600	SPDR S&P Metals & Mining ETF, Strike $52.00, Expires 05/20/22, (Notional amount $863,200)	996,000
14,567	SPDR S&P Oil & Gas Exploration & Production ETF, Strike $115.00, Expires 05/20/22, (Notional amount $1,675,205)	2,534,658
Total Put Options Purchased (Cost $14,255,563)		14,366,258

TOTAL INVESTMENTS — 100.2% (Cost $7,916,769,926)		$8,262,130,247
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(14,578,518)
NET ASSETS — 100.0%		$8,247,551,729

(a)	Non-income producing security.
(b)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.

36

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2022 (Unaudited)

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(d)	These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $4,182 which is 0.00% of net assets and the cost is $55,696,320.
(f)	Zero coupon security. The rate represents the yield at time of purchase.
(g)	The rate shown represents the current yield as of April 30, 2022.

Forward Foreign Currency Exchange Contracts outstanding at April 30, 2022:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	500,000,000	KRW	634,478,000,000	JPMorgan Chase Bank, N.A.	07/29/22	$(2,795,784)
Total Forward Foreign Currency Exchange Contracts						$(2,795,784)

The following abbreviations are used in the report:

ADR — American Depositary Receipt

CVR — Contingent Value Right

ETF — Exchange-Traded Fund

FOR — Foreign Ownership Restrictions

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipt

PORTFOLIO DIVERSIFICATION BY COUNTRY (UNAUDITED)

Country:	Percentage of Net Assets
Argentina	0.2%
Australia	2.5
Austria	0.1
Belgium	0.4
Bermuda	0.3
Brazil	0.5
Canada	3.9
Chile	0.0	*
China	3.0
Costa Rica	0.0	*
Denmark	1.4
Finland	0.5
France	1.4
Georgia	0.0	*
Germany	1.7
Greece	0.2
Hong Kong	0.8
Iceland	0.1
India	0.7
Indonesia	0.0	*
Ireland	0.2
Israel	3.1
Italy	0.7
Japan	6.7
Jersey Channel Islands	0.3
Luxembourg	0.0	*
Netherlands	1.4
New Zealand	0.3
Country:	Percentage of Net Assets
Norway	0.6%
Peru	0.1
Poland	0.2
Portugal	0.1
Russia	0.0	*
Singapore	0.4
South Africa	0.3
South Korea	0.9
Spain	0.5
Sweden	1.4
Switzerland	2.3
Taiwan	0.8
Thailand	0.4
Turkey	0.7
United Kingdom	5.7
United States	40.4
Vietnam	0.0	*
Other**	14.8
	100.0%

*	Represents less than 0.01% of net assets.
**	Includes cash and equivalents, options, exchange-traded funds, rights/ warrants, U.S. Government Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

37

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments	April 30, 2022
(Unaudited)

Shares		Value
PREFERRED STOCKS — 0.2%
UNITED STATES — 0.2%
27,600	MetLife, Inc., Series F, 4.75%	$621,828
38,900	Morgan Stanley, Series K, 5.85%	981,447
31,500	Public Storage, Series O, 3.90%	580,230
28,500	US Bancorp, Series L, 3.75%	486,210
122,100	Wells Fargo & Co., Series Z, 4.75%	2,374,845
Total Preferred Stocks (Cost $6,547,572)		5,044,560

EXCHANGE-TRADED FUNDS — 19.4%
UNITED STATES — 19.4%
15,403,309	Invesco Preferred ETF	192,079,263
1,368,761	iShares JP Morgan USD Emerging Markets Bond ETF	124,393,000
386,436	iShares MBS ETF	37,909,372
1,769,837	iShares Preferred & Income Securities ETF	60,085,966
1,829,973	SPDR Bloomberg Convertible Securities ETF	129,799,985
Total Exchange-Traded Funds (Cost $621,798,676)		544,267,586

Principal Amount
BANK LOANS — 0.3%
UNITED STATES — 0.3%
$5,000,000	Caliber Home Loans, Inc., (1 mo. LIBOR USD + 2.875%), 2.98%, 07/24/25(a)	4,987,500
4,371,648	Vaca Morada, 2.80%, 03/25/24(a)	4,371,648
Total Bank Loans (Cost $9,371,647)		9,359,148

CORPORATE BONDS — 9.8%
AUSTRALIA — 0.0%
150,000	Mineral Resources Ltd., 8.00%, 11/01/27(b)	149,437
650,000	Mineral Resources Ltd., 8.50%, 05/01/30(b)	645,125
		794,562
CANADA — 0.4%
1,000,000	1011778 BC ULC/New Red Finance, Inc., 3.88%, 01/15/28(b)	920,000
400,000	Bombardier, Inc., 7.50%, 12/01/24(b)	398,000
Principal Amount		Value
CANADA (continued)
$1,250,000	Brookfield Residential Properties, Inc./ Brookfield Residential US LLC, 6.25%, 09/15/27(b)	$1,172,750
1,125,000	First Quantum Minerals Ltd., 6.50%, 03/01/24(b)	1,126,597
1,000,000	First Quantum Minerals Ltd., 6.88%, 03/01/26(b)	1,005,000
1,325,000	GFL Environmental, Inc., 3.75%, 08/01/25(b)	1,255,437
1,100,000	goeasy Ltd., 5.38%, 12/01/24(b)	1,078,000
1,150,000	MEG Energy Corp., 7.13%, 02/01/27(b)	1,167,825
350,000	MEG Energy Corp., 5.88%, 02/01/29(b)	342,605
600,000	Methanex Corp., 5.25%, 12/15/29	573,399
500,000	NOVA Chemicals Corp., 4.88%, 06/01/24(b)	493,125
500,000	NOVA Chemicals Corp., 5.25%, 06/01/27(b)	476,250
500,000	Telesat Canada/Telesat LLC, 4.88%, 06/01/27(b)	340,000
275,000	Vermilion Energy, Inc., 6.88%, 05/01/30(b)	268,469
		10,617,457
CAYMAN ISLANDS — 0.0%
762,952	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(b)	805,685
GERMANY — 0.0%
500,000	Deutsche Bank AG, (5 yr. Swap Semi 30/360 USD + 2.248%), 4.30%, 05/24/28(c)	490,573
IRELAND — 0.1%
1,500,000	Castlelake Aviation Finance DAC, 5.00%, 04/15/27(b)	1,350,000
1,103,000	LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)	1,096,134
		2,446,134
ITALY — 0.1%
1,500,000	Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)	1,493,642

38

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
ITALY (continued)
$1,525,000	UniCredit SpA, (USD Swap Rate 11:00 am NY 5 + 3.703%), 5.86%, 06/19/32(b)(c)	$1,453,914
		2,947,556
LUXEMBOURG — 0.2%
525,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28(b)	464,625
1,650,000	Altice Financing SA, 5.00%, 01/15/28(b)	1,377,750
1,000,000	Altice France Holding SA, 6.00%, 02/15/28(b)	825,830
900,000	Consolidated Energy Finance SA, 5.63%, 10/15/28(b)	832,500
600,000	Telecom Italia Capital SA, 6.38%, 11/15/33	524,250
500,000	Telecom Italia Capital SA, 7.20%, 07/18/36	451,032
500,000	Venator Finance Sarl/Venator Materials LLC, 9.50%, 07/01/25(b)	520,625
		4,996,612
MALTA — 0.0%
825,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 6.38%, 02/01/30(b)	721,875
NETHERLANDS — 0.1%
1,000,000	Alcoa Nederland Holding BV, 5.50%, 12/15/27(b)	994,855
1,075,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	921,834
1,000,000	UPC Holding BV, 5.50%, 01/15/28(b)	945,840
		2,862,529
UNITED KINGDOM — 0.1%
200,000	INEOS Quattro Finance 2 Plc, 3.38%, 01/15/26(b)	182,600
1,400,000	Jaguar Land Rover Automotive Plc, 7.75%, 10/15/25(b)	1,400,616
1,050,000	Jaguar Land Rover Automotive Plc, 5.50%, 07/15/29(b)	873,978
		2,457,194
Principal Amount		Value
UNITED STATES — 8.8%
$1,000,000	Abercrombie & Fitch Management Co., 8.75%, 07/15/25(b)	$1,045,241
650,000	AdaptHealth LLC, 6.13%, 08/01/28(b)	614,250
350,000	AdaptHealth LLC, 5.13%, 03/01/30(b)	301,000
1,000,000	Adient Global Holdings Ltd., 4.88%, 08/15/26(b)	891,730
375,000	Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(b)	340,781
750,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 7.50%, 03/15/26(b)	788,299
500,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 02/15/28(b)	485,625
750,000	Alliance Data Systems Co., 4.75%, 12/15/24(b)	727,500
1,850,000	Alliance Data Systems Co., 7.00%, 01/15/26(b)	1,872,755
1,200,000	Allison Transmission, Inc., 5.88%, 06/01/29(b)	1,184,676
381,965	Ambac Assurance Corp., 5.10%(b)(d)	381,965
1,025,000	American Airlines, Inc., 11.75%, 07/15/25(b)	1,178,750
925,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(b)	916,906
1,725,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)	1,662,167
235,000	American Axle & Manufacturing, Inc., 6.25%, 03/15/26	223,544
1,475,000	American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29(b)	1,303,015
825,000	AMN Healthcare, Inc., 4.63%, 10/01/27(b)	792,000
725,000	AMN Healthcare, Inc., 4.00%, 04/15/29(b)	656,125
520,000	Antero Resources Corp., 8.38%, 07/15/26(b)	560,378
271,000	Antero Resources Corp., 7.63%, 02/01/29(b)	287,152
375,000	Antero Resources Corp., 5.38%, 03/01/30(b)	366,409

39

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$1,175,000	Aramark Services, Inc., 6.38%, 05/01/25(b)	$1,196,796
975,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(b)	945,750
1,250,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance Plc, 3.25%, 09/01/28(b)	1,090,625
1,075,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., 8.25%, 12/31/28(b)	1,118,000
750,000	At Home Group, Inc., 7.13%, 07/15/29(b)	559,613
3,930,000	Bank of America Corp., Series FF, (3 mo. LIBOR USD + 2.931%), 5.88%(c)(d)	3,747,059
630,000	Bank of New York Mellon Corp. (The), Series F, (3 mo. LIBOR USD + 3.131%), 4.63%(c)(d)	589,050
1,000,000	Bath & Body Works, Inc., 6.63%, 10/01/30(b)	994,605
750,000	Bath & Body Works, Inc., 6.75%, 07/01/36	727,500
1,325,000	Bausch Health Cos, Inc., 6.13%, 04/15/25(b)	1,329,969
800,000	Bausch Health Cos, Inc., 6.13%, 02/01/27(b)	768,088
600,000	Bausch Health Cos, Inc., 7.00%, 01/15/28(b)	491,820
500,000	Bausch Health Cos, Inc., 5.00%, 01/30/28(b)	368,900
775,000	Bausch Health Cos, Inc., 6.25%, 02/15/29(b)	564,014
775,000	BellRing Brands, Inc., 7.00%, 03/15/30(b)	757,563
1,000,000	Berry Global, Inc., 5.63%, 07/15/27(b)	996,270
600,000	Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)	613,500
1,500,000	Blackstone Mortgage Trust, Inc. REIT, 3.75%, 01/15/27(b)	1,368,750
1,575,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25(b)	1,622,250
1,000,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/26(b)	1,001,250
Principal Amount		Value
UNITED STATES (continued)
$1,498,000	Boyd Gaming Corp., 8.63%, 06/01/25(b)	$1,563,537
1,050,000	Brink’s Co. (The), 5.50%, 07/15/25(b)	1,053,150
625,000	Buckeye Partners LP, 4.50%, 03/01/28(b)	570,313
300,000	Burford Capital Global Finance LLC, 6.25%, 04/15/28(b)	295,276
325,000	Cablevision Lightpath LLC, 3.88%, 09/15/27(b)	285,798
700,000	Cablevision Lightpath LLC, 5.63%, 09/15/28(b)	599,816
1,500,000	Caesars Entertainment, Inc., 6.25%, 07/01/25(b)	1,516,305
826,000	Caesars Entertainment, Inc., 8.13%, 07/01/27(b)	863,170
1,300,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)	1,327,625
1,350,000	Carnival Corp., 10.50%, 02/01/26(b)	1,485,000
1,775,000	Carnival Corp., 5.75%, 03/01/27(b)	1,607,289
450,000	Carnival Corp., 6.00%, 05/01/29(b)	403,875
1,250,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 08/15/30(b)	1,090,625
1,925,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/31(b)	1,622,390
800,000	CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)	771,128
600,000	Centene Corp., 3.00%, 10/15/30	522,000
250,000	Century Communities, Inc., 6.75%, 06/01/27	252,753
1,670,000	Charles Schwab Corp. (The), Series H, (10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.079%), 4.00%(c)(d)	1,415,525
1,525,000	CHS/Community Health Systems, Inc., 6.00%, 01/15/29(b)	1,441,415
525,000	CHS/Community Health Systems, Inc., 5.25%, 05/15/30(b)	460,241
650,000	Churchill Downs, Inc., 4.75%, 01/15/28(b)	607,808

40

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$1,175,000	CITGO Petroleum Corp., 7.00%, 06/15/25(b)	$1,166,928
350,000	Clarios Global LP/Clarios US Finance Co., 8.50%, 05/15/27(b)	349,783
1,500,000	Cleveland-Cliffs, Inc., 6.75%, 03/15/26(b)	1,571,175
400,000	Commercial Metals Co., 4.13%, 01/15/30	364,000
400,000	Commercial Metals Co., 4.38%, 03/15/32	357,000
234,000	CommScope Technologies LLC, 6.00%, 06/15/25(b)	203,580
500,000	CommScope, Inc., 6.00%, 03/01/26(b)	471,600
775,000	CommScope, Inc., 4.75%, 09/01/29(b)	647,970
500,000	Cornerstone Building Brands, Inc., 6.13%, 01/15/29(b)	416,025
1,700,000	CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)	1,700,000
1,900,000	CSC Holdings LLC, 6.50%, 02/01/29(b)	1,805,000
1,000,000	CSC Holdings LLC, 4.50%, 11/15/31(b)	827,738
400,000	CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(b)	392,000
1,025,000	Dana, Inc., 4.50%, 02/15/32	845,625
700,000	DCP Midstream Operating LP, 3.25%, 02/15/32	593,607
1,600,000	Delta Air Lines, Inc., 7.38%, 01/15/26	1,704,000
650,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)	611,813
1,000,000	DISH DBS Corp., 5.00%, 03/15/23	990,680
1,575,000	DISH DBS Corp., 7.38%, 07/01/28	1,386,000
750,000	DISH DBS Corp., 5.13%, 06/01/29	585,623
575,000	Dycom Industries, Inc., 4.50%, 04/15/29(b)	524,688
550,000	Embarq Corp., 8.00%, 06/01/36	496,603
550,000	Embecta Corp., 5.00%, 02/15/30(b)	496,375
Principal Amount		Value
UNITED STATES (continued)
$250,000	Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26(b)	$254,740
1,050,000	EQM Midstream Partners LP, 6.50%, 07/01/27(b)	1,060,500
475,000	EQM Midstream Partners LP, 4.75%, 01/15/31(b)	426,479
925,000	EQM Midstream Partners LP, 6.50%, 07/15/48	851,000
425,000	Ford Motor Co., 6.63%, 10/01/28	440,406
1,600,000	Ford Motor Co., 4.75%, 01/15/43	1,288,000
575,000	Ford Motor Co., 5.29%, 12/08/46	493,062
2,100,000	Ford Motor Credit Co. LLC, 4.06%, 11/01/24	2,054,141
500,000	Ford Motor Credit Co. LLC, 4.00%, 11/13/30	433,750
1,000,000	FXI Holdings, Inc., 7.88%, 11/01/24(b)	985,680
725,000	Gap, Inc. (The), 3.88%, 10/01/31(b)	577,970
500,000	GCI LLC, 4.75%, 10/15/28(b)	463,750
625,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, 10/01/25	593,750
722,000	Global Infrastructure Solutions, Inc., 5.63%, 06/01/29(b)	656,969
1,150,000	Global Infrastructure Solutions, Inc., 7.50%, 04/15/32(b)	1,069,637
675,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/29(b)	598,988
975,000	GPD Cos, Inc., 10.13%, 04/01/26(b)	1,016,438
400,000	Gray Escrow II, Inc., 5.38%, 11/15/31(b)	344,784
750,000	Gray Television, Inc., 7.00%, 05/15/27(b)	775,313
975,000	Gray Television, Inc., 4.75%, 10/15/30(b)	842,693
250,000	Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)	251,087
750,000	Griffon Corp., 5.75%, 03/01/28	669,375
1,000,000	Gulfport Energy Corp., 8.00%, 05/17/26(b)	1,028,570

41

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$1,250,000	H&E Equipment Services, Inc., 3.88%, 12/15/28(b)	$1,088,806
1,725,000	Harvest Midstream I LP, 7.50%, 09/01/28(b)	1,750,875
250,000	HAT Holdings I LLC/HAT Holdings II LLC REIT, 6.00%, 04/15/25(b)	253,750
775,000	HAT Holdings I LLC/HAT Holdings II LLC REIT, 3.38%, 06/15/26(b)	711,861
1,400,000	Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/25(b)	1,377,250
1,000,000	Herc Holdings, Inc., 5.50%, 07/15/27(b)	979,700
325,000	Hertz Corp. (The), 4.63%, 12/01/26(b)	296,244
525,000	Hertz Corp. (The), 5.00%, 12/01/29(b)	458,063
1,275,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 02/01/31(b)	1,227,481
1,175,000	Hilton Domestic Operating Co., Inc., 5.75%, 05/01/28(b)	1,191,744
1,125,000	Hilton Domestic Operating Co., Inc., 3.63%, 02/15/32(b)	952,729
300,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(b)	270,750
1,125,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 4.88%, 07/01/31(b)	982,463
425,000	Howard Midstream Energy Partners LLC, 6.75%, 01/15/27(b)	411,768
1,200,000	Hughes Satellite Systems Corp., 6.63%, 08/01/26	1,194,000
1,000,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%, 12/15/25	995,000
1,350,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.38%, 02/01/29	1,164,686
350,000	iHeartCommunications, Inc., 8.38%, 05/01/27	346,500
1,000,000	International Game Technology Plc, 6.50%, 02/15/25(b)	1,017,500
Principal Amount		Value
UNITED STATES (continued)
$1,250,000	IQVIA, Inc., 5.00%, 05/15/27(b)	$1,238,525
975,000	IRB Holding Corp., 7.00%, 06/15/25(b)	998,215
750,000	JB Poindexter & Co., Inc., 7.13%, 04/15/26(b)	751,328
4,810,000	JPMorgan Chase & Co., Series HH, (SOFR RATE + 3.125%), 4.60%(c)(d)	4,426,980
1,250,000	Kaiser Aluminum Corp., 4.50%, 06/01/31(b)	1,078,125
675,000	KB Home, 4.00%, 06/15/31	577,125
1,075,000	Kennedy-Wilson, Inc., 4.75%, 02/01/30	972,875
725,000	Kennedy-Wilson, Inc., 5.00%, 03/01/31	654,334
300,000	Koppers, Inc., 6.00%, 02/15/25(b)	290,250
534,000	LABL, Inc., 10.50%, 07/15/27(b)	515,310
400,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. REIT, 4.75%, 06/15/29(b)	359,880
550,000	LBM Acquisition LLC, 6.25%, 01/15/29(b)	447,563
925,000	LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)	810,596
1,100,000	Legacy LifePoint Health LLC, 6.75%, 04/15/25(b)	1,122,000
250,000	Legacy LifePoint Health LLC, 4.38%, 02/15/27(b)	231,250
700,000	Level 3 Financing, Inc., 3.75%, 07/15/29(b)	568,750
550,000	Live Nation Entertainment, Inc., 4.88%, 11/01/24(b)	543,125
600,000	Live Nation Entertainment, Inc., 5.63%, 03/15/26(b)	592,500
1,675,000	LogMeIn, Inc., 5.50%, 09/01/27(b)	1,465,625
1,125,000	LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26(b)	1,014,851
1,000,000	Lumen Technologies, Inc., 5.63%, 04/01/25	975,000
1,000,000	Lumen Technologies, Inc., 5.13%, 12/15/26(b)	900,000
575,000	Lumen Technologies, Inc., 5.38%, 06/15/29(b)	468,904

42

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$1,300,000	Lumen Technologies, Inc., Series Y, 7.50%, 04/01/24	$1,335,100
550,000	Manitowoc Co., Inc. (The), 9.00%, 04/01/26(b)	569,250
1,425,000	Masonite International Corp., 5.38%, 02/01/28(b)	1,364,295
1,275,000	Match Group Holdings II LLC, 5.00%, 12/15/27(b)	1,243,125
1,100,000	Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)	1,073,050
1,250,000	Maxar Space Robotics LLC, 9.75%, 12/31/23(b)	1,332,812
1,000,000	Meritage Homes Corp., 3.88%, 04/15/29(b)	894,750
600,000	Meritor, Inc., 6.25%, 06/01/25(b)	621,300
525,000	Michaels Cos., Inc. (The), 7.88%, 05/01/29(b)	413,437
825,000	Midcap Financial Issuer Trust, 6.50%, 05/01/28(b)	711,562
500,000	Midcap Financial Issuer Trust, 5.63%, 01/15/30(b)	398,135
750,000	Midcontinent Communications/ Midcontinent Finance Corp., 5.38%, 08/15/27(b)	733,125
1,350,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)	1,377,000
400,000	Millennium Escrow Corp., 6.63%, 08/01/26(b)	369,600
425,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(b)	367,625
325,000	ModivCare Escrow Issuer, Inc., 5.00%, 10/01/29(b)	284,375
1,150,000	ModivCare, Inc., 5.88%, 11/15/25(b)	1,127,000
1,325,000	Molina Healthcare, Inc., 4.38%, 06/15/28(b)	1,238,424
800,000	Mozart Debt Merger Sub, Inc., 3.88%, 04/01/29(b)	698,000
975,000	MPH Acquisition Holdings LLC, 5.75%, 11/01/28(b)	847,802
825,000	Murphy Oil Corp., 6.38%, 07/15/28	839,438
1,650,000	Nationstar Mortgage Holdings, Inc., 5.50%, 08/15/28(b)	1,501,500
Principal Amount		Value
UNITED STATES (continued)
$1,750,000	Navient Corp., 5.50%, 01/25/23	$1,758,750
300,000	NCL Corp. Ltd., 5.88%, 02/15/27(b)	285,972
825,000	New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/28(b)	754,083
1,000,000	Newell Brands, Inc., 4.45%, 04/01/26	991,440
725,000	Nexstar Media, Inc., 5.63%, 07/15/27(b)	705,519
550,000	Nexstar Media, Inc., 4.75%, 11/01/28(b)	499,125
1,300,000	Northern Oil and Gas, Inc., 8.13%, 03/01/28(b)	1,293,500
1,000,000	Novelis Corp., 4.75%, 01/30/30(b)	919,730
750,000	Occidental Petroleum Corp., 5.50%, 12/01/25	763,125
1,225,000	Occidental Petroleum Corp., 6.63%, 09/01/30	1,327,594
1,000,000	Occidental Petroleum Corp., 4.30%, 08/15/39	849,350
575,000	Occidental Petroleum Corp., 6.20%, 03/15/40	595,125
500,000	Occidental Petroleum Corp., 4.40%, 04/15/46	428,800
500,000	OneMain Finance Corp., 6.13%, 03/15/24	501,915
500,000	OneMain Finance Corp., 7.13%, 03/15/26	506,250
600,000	OneMain Finance Corp., 5.38%, 11/15/29	540,000
1,000,000	Open Text Holdings, Inc., 4.13%, 02/15/30(b)	887,500
1,450,000	Option Care Health, Inc., 4.38%, 10/31/29(b)	1,303,506
1,675,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(b)	1,552,105
425,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, 04/30/31(b)	384,094
800,000	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.38%, 06/01/25(b)	814,000
950,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/25(b)	961,875

43

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$600,000	Patrick Industries, Inc., 4.75%, 05/01/29(b)	$514,500
1,221,000	Performance Food Group, Inc., 5.50%, 10/15/27(b)	1,182,697
500,000	PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/28(b)	466,085
525,000	PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29(b)	522,375
700,000	PGT Innovations, Inc., 4.38%, 10/01/29(b)	614,201
625,000	Pilgrim’s Pride Corp., 4.25%, 04/15/31(b)	570,312
350,000	Post Holdings, Inc., 5.75%, 03/01/27(b)	345,187
550,000	PRA Group, Inc., 5.00%, 10/01/29(b)	508,750
725,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(b)	580,000
1,650,000	Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)	1,654,125
250,000	Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(b)	230,223
1,375,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 09/15/28(b)	1,200,375
1,250,000	Range Resources Corp., 8.25%, 01/15/29	1,340,250
253,000	Rayonier AM Products, Inc., 7.63%, 01/15/26(b)	240,350
250,000	Rent-A-Center, Inc., 6.38%, 02/15/29(b)	217,813
596,000	Rite Aid Corp., 7.50%, 07/01/25(b)	510,265
675,000	Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)	631,820
1,000,000	Rockies Express Pipeline LLC, 4.80%, 05/15/30(b)	915,945
1,500,000	Royal Caribbean Cruises Ltd., 9.13%, 06/15/23(b)	1,548,502
750,000	Royal Caribbean Cruises Ltd., 11.50%, 06/01/25(b)	815,400
1,050,000	Royal Caribbean Cruises Ltd., 5.50%, 08/31/26(b)	976,873
1,025,000	Royal Caribbean Cruises Ltd., 5.38%, 07/15/27(b)	940,437
Principal Amount		Value
UNITED STATES (continued)
$275,000	RP Escrow Issuer LLC, 5.25%, 12/15/25(b)	$255,750
975,000	Sabre GLBL, Inc., 7.38%, 09/01/25(b)	984,750
481,096	SCE Recovery Funding LLC, Series A-1, 0.86%, 11/15/31	425,344
675,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/26(b)	615,937
550,000	Scotts Miracle-Gro Co. (The), 4.38%, 02/01/32	459,250
650,000	Scripps Escrow, Inc., 5.88%, 07/15/27(b)	620,750
2,350,000	Select Medical Corp., 6.25%, 08/15/26(b)	2,332,375
1,475,000	Service Corp. International, 4.00%, 05/15/31	1,327,500
700,000	Service Properties Trust REIT, 5.00%, 08/15/22	697,108
1,000,000	Service Properties Trust REIT, 4.35%, 10/01/24	925,000
1,325,000	Service Properties Trust REIT, 5.50%, 12/15/27	1,195,812
400,000	Shea Homes LP/Shea Homes Funding Corp., 4.75%, 02/15/28(b)	358,000
1,025,000	Sirius XM Radio, Inc., 3.13%, 09/01/26(b)	944,281
1,300,000	Sirius XM Radio, Inc., 4.00%, 07/15/28(b)	1,174,875
4,765,000	Sitka Holdings LLC, (3 mo. LIBOR USD + 4.500%), 5.51%, 07/06/26(b)(e)	4,592,266
1,155,000	Six Flags Entertainment Corp., 4.88%, 07/31/24(b)	1,150,380
675,000	SM Energy Co., 6.75%, 09/15/26	671,598
115,000	Southwestern Energy Co., 5.95%, 01/23/25	116,654
875,000	Southwestern Energy Co., 5.38%, 03/15/30	863,931
650,000	Southwestern Energy Co., 4.75%, 02/01/32	615,063
500,000	Spectrum Brands, Inc., 5.50%, 07/15/30(b)	465,302
1,300,000	Spirit AeroSystems, Inc., 7.50%, 04/15/25(b)	1,319,097
1,500,000	Sprint Capital Corp., 6.88%, 11/15/28	1,646,250

44

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$1,275,000	Sprint Corp., 7.88%, 09/15/23	$1,330,781
1,500,000	SRM Escrow Issuer LLC, 6.00%, 11/01/28(b)	1,440,000
400,000	Starwood Property Trust, Inc. REIT, 5.50%, 11/01/23(b)	403,000
300,000	Starwood Property Trust, Inc. REIT, 3.63%, 07/15/26(b)	273,750
425,000	Station Casinos LLC, 4.63%, 12/01/31(b)	356,173
325,000	Summer BC Bidco B LLC, 5.50%, 10/31/26(b)	312,065
650,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)	609,375
750,000	Sunnova Energy Corp., 5.88%, 09/01/26(b)	686,250
750,000	Syneos Health, Inc., 3.63%, 01/15/29(b)	663,487
475,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.50%, 10/01/25(b)	484,747
1,225,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/30(b)	1,133,125
1,000,000	TEGNA, Inc., 4.63%, 03/15/28	962,200
1,500,000	TEGNA, Inc., 5.00%, 09/15/29	1,455,000
650,000	Tempur Sealy International, Inc., 3.88%, 10/15/31(b)	537,121
1,350,000	Tenet Healthcare Corp., 5.13%, 11/01/27(b)	1,310,803
500,000	Tenet Healthcare Corp., 6.13%, 10/01/28(b)	479,815
675,000	Tenneco, Inc., 7.88%, 01/15/29(b)	681,750
625,000	Tenneco, Inc., 5.13%, 04/15/29(b)	604,925
375,000	Thor Industries, Inc., 4.00%, 10/15/29(b)	316,916
300,000	TMS International Corp., 6.25%, 04/15/29(b)	261,000
1,550,000	TransDigm, Inc., 8.00%, 12/15/25(b)	1,611,031
650,000	TransDigm, Inc., 6.25%, 03/15/26(b)	647,563
1,000,000	Travel + Leisure Co., 4.63%, 03/01/30(b)	890,000
Principal Amount		Value
UNITED STATES (continued)
$1,650,000	Truist Financial Corp., Series N, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.003%), 4.80%(c)(d)	$1,559,250
1,500,000	Uber Technologies, Inc., 8.00%, 11/01/26(b)	1,571,250
1,700,000	Uber Technologies, Inc., 7.50%, 09/15/27(b)	1,749,827
275,000	United Airlines, Inc., 4.63%, 04/15/29(b)	252,312
575,000	United Rentals North America, Inc., 3.75%, 01/15/32	500,250
375,000	United States Steel Corp., 6.88%, 03/01/29	381,574
1,500,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC REIT, 7.88%, 02/15/25(b)	1,526,250
950,000	US Foods, Inc., 6.25%, 04/15/25(b)	976,125
675,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26	661,500
825,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27	806,281
1,500,000	Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)	1,321,875
250,000	Verscend Escrow Corp., 9.75%, 08/15/26(b)	257,500
500,000	Viking Cruises Ltd., 5.88%, 09/15/27(b)	423,575
1,000,000	Vistra Operations Co. LLC, 4.38%, 05/01/29(b)	907,480
800,000	Wabash National Corp., 4.50%, 10/15/28(b)	669,600
1,225,000	WASH Multifamily Acquisition, Inc., 5.75%, 04/15/26(b)	1,191,594
1,300,000	WESCO Distribution, Inc., 7.13%, 06/15/25(b)	1,350,375
750,000	WESCO Distribution, Inc., 7.25%, 06/15/28(b)	779,775
375,000	Western Midstream Operating LP, 5.50%, 08/15/48	333,750
1,075,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25(b)	1,040,062
1,250,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25(b)	1,288,131

45

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$575,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)	$508,875
		246,301,764
Total Corporate Bonds (Cost $296,989,200)		275,441,941

ASSET-BACKED SECURITIES — 14.9%
CANADA — 0.1%
Other Asset-Backed Securities — 0.1%
300,000	Golden Credit Card Trust, Series 2017-4A, Class A, (1 mo. LIBOR USD + 0.520%), 1.07%, 07/15/24(b)(e)	300,121
1,000,000	Master Credit Card Trust II, Series 2020-1A, Class A, 1.99%, 09/21/24(b)	995,743
		1,295,864
CAYMAN ISLANDS — 1.7%
Collateralized Loan Obligations — 1.7%
1,000,000	Apidos CLO XV, Series 2013-15A, Class ERR, (3 mo. LIBOR USD + 5.700%), 6.76%, 04/20/31(b)(e)	939,421
5,000,000	Atrium VIII, Series 8A, Class SUB, 1.25%, 10/23/24(b)(f)(g)(h)	248,125
2,000,000	Atrium XII, Series 12A, Class ER, (3 mo. LIBOR USD + 5.250%), 6.39%, 04/22/27(b)(e)(f)	1,908,214
12,131,250	Atrium XIII, Series 13A, Class SUB, 2.83%, 11/21/47(b)(f)(g)(h)	7,596,107
500,000	Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class BR, (3 mo. LIBOR USD + 1.700%), 2.74%, 10/15/34(b)(e)	491,670
141,408	Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class SBB1, (3 mo. LIBOR USD + 8.500%), 9.56%, 07/20/32(b)(e)(f)	140,742
17,550,000	CBAM Ltd., Series 2019-10A, Class SUB, 3.62%, 04/20/32(b)(f)(g)(h)	10,560,756
9,915,625	Cedar Funding VII CLO Ltd., Series 2018-7A, Class SUB, 3.74%, 01/20/31(b)(f)(g)(h)	5,265,134
500,000	CIFC Funding Ltd., Series 2019-5A, Class A2RS, (3 mo. LIBOR USD + 1.750%), 2.79%, 01/15/35(b)(e)	495,074
Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$1,000,000	Flatiron CLO 17 Ltd., Series 2017-1A, Class BR, (3 mo. LIBOR USD + 1.450%), 1.96%, 05/15/30(b)(e)	$987,341
4,500,000	Generate CLO-3 Ltd., Series 3A, Class ER, (3 mo. LIBOR USD + 6.400%), 7.46%, 10/20/29(b)(e)	4,394,879
500,000	Golub Capital Partners CLO Ltd., Series 2020-50A, Class BR, (3 mo. TeraSaffroncoin + 1.950%), 2.12%, 04/20/35(b)(e)	495,706
1,000,000	Gulf Stream Meridian 3 Ltd., Series 2021-IIIA, Class A2, (3 mo. LIBOR USD + 1.750%), 2.79%, 04/15/34(b)(e)	992,211
500,000	LCM XXIV Ltd., Series 24A, Class BR, (3 mo. LIBOR USD + 1.400%), 2.46%, 03/20/30(b)(e)	492,501
500,000	Palmer Square CLO Ltd., Series 2022-1A, Class B, (3 mo. Term SOFR + 1.800%), 2.27%, 04/20/35(b)(e)(h)	496,689
1,000,000	Regatta XXI Funding Ltd., Series 2021-3A, Class B, (3 mo. LIBOR USD + 1.700%), 2.76%, 10/20/34(b)(e)	985,969
5,000,000	Romark CLO II Ltd., Series 2018-2A, Class SUB, 5.26%, 07/25/31(b)(g)(h)	2,989,030
5,000,000	Romark CLO Ltd., Series 2017-1A, Class SUB, 5.70%, 10/23/30(b)(f)(g)(h)	3,020,179
7,500,000	Romark WM-R Ltd., Series 2018-1A, Class F, (3 mo. LIBOR USD + 8.100%), 9.16%, 04/20/31(b)(e)(f)	6,188,555
		48,688,303
UNITED STATES — 13.1%
Collateralized Loan Obligations — 0.2%
5,327,351	Credit Suisse Mortgage Capital Certificates Trust, Series 2017-2, Class CERT, 0.45%, 02/01/47(a)(b)(h)	4,275,199

46

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Collateralized Loan Obligations (continued)
$500,000	GoldentTree Loan Management US CLO 10 Ltd., Series 2021-10A, Class B, (3 mo. LIBOR USD + 1.600%), 2.66%, 07/20/34(b)(e)	$493,166
		4,768,365

Other Asset-Backed Securities — 12.9%
4,212,671	510 Loan Acquisition Trust, Series 2020-1, Class A, STEP, 5.11%, 09/25/60(b)	4,097,951
218,484	Aegis Asset-Backed Securities Corp. Mortgage Pass-Through Certificates, Series 2003-3, Class M1, (1 mo. LIBOR USD + 1.050%), 1.72%, 01/25/34(e)	213,529
235,401	American Credit Acceptance Receivables Trust, Series 2020-4, Class B, 0.85%, 12/13/24(b)	235,275
1,000,000	American Express Credit Account Master Trust, Series 2017-5, Class A, (1 mo. LIBOR USD + 0.380%), 0.93%, 02/18/25(e)	1,000,537
1,000,000	American Express Credit Account Master Trust, Series 2018-5, Class A, (1 mo. LIBOR USD + 0.340%), 0.89%, 12/15/25(e)	1,002,011
5,000,000	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R3, Class M7, (1 mo. LIBOR USD + 1.980%), 2.65%, 05/25/35(e)	4,753,808
6,000,000	AMSR Trust, Series 2020-SFR5, Class F, 2.69%, 11/17/37(b)	5,479,779
8,293,680	Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR USD + 0.480%), 1.15%, 05/25/35(e)	7,563,273
4,664,173	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W5, Class M1, (1 mo. LIBOR USD + 0.690%), 1.36%, 01/25/36(e)	5,037,068
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$6,021,953	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class M2, (1 mo. LIBOR USD + 0.630%), 1.30%, 01/25/36(e)	$5,434,797
5,740,000	BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(g)	2,145,286
5,000,000	BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.39%, 12/10/25(g)	1,550,836
6,859,136	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, (1 mo. LIBOR USD + 1.000%), 1.75%, 05/28/39(b)(e)	6,498,878
1,514,537	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A2, (1 mo. LIBOR USD + 1.300%), 2.05%, 05/28/39(b)(e)	1,133,536
1,196,835	Bayview Financial Revolving Asset Trust, Series 2005-E, Class A1, (1 mo. LIBOR USD + 1.000%), 1.75%, 12/28/40(b)(e)	1,177,341
2,513,624	Bayview Financial Revolving Asset Trust, Series 2005-E, Class A2A, (1 mo. LIBOR USD + 0.930%), 1.68%, 12/28/40(b)(e)	2,553,474
908,185	Bear Stearns Asset Backed Securities I Trust, Series 2005-TC1, Class M4, (1 mo. LIBOR USD + 1.800%), 2.47%, 05/25/35(e)	893,324
1,809,327	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE1, Class 1M4, (1 mo. LIBOR USD + 1.020%), 1.69%, 12/25/35(e)	2,642,211
3,449,692	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 22A, (1 mo. LIBOR USD + 0.140%), 0.81%, 12/25/36(e)	4,439,679
2,007,201	Bear Stearns Asset Backed Securities I Trust, Series 2007-HE1, Class 21A2, (1 mo. LIBOR USD + 0.160%), 0.83%, 01/25/37(e)	1,989,582

47

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$4,650,000	Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class M3, (1 mo. LIBOR USD + 2.250%), 2.92%, 04/25/36(e)	$4,608,684
500,000	BMW Vehicle Lease Trust, Series 2021-1, Class A4, 0.37%, 07/25/24	486,342
500,000	Capital One Prime Auto Receivables Trust, Series 2021-1, Class A3, 0.77%, 09/15/26	477,542
500,000	CarMax Auto Owner Trust, Series 2020-4, Class B, 0.85%, 06/15/26	471,077
1,000,000	CarMax Auto Owner Trust, Series 2021-1, Class B, 0.74%, 10/15/26	931,068
500,000	CarMax Auto Owner Trust, Series 2022-2, Class A3, 3.49%, 02/16/27	500,310
4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, (1 mo. LIBOR USD + 0.420%), 1.09%, 12/26/36(e)	4,141,666
6,811,463	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class M1, (1 mo. LIBOR USD + 0.500%), 1.17%, 02/25/37(e)	5,830,581
6,245,915	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(b)(g)	5,969,105
3,230,153	Citigroup Mortgage Loan Trust, Series 2007-AHL2, Class A3B, (1 mo. LIBOR USD + 0.200%), 0.87%, 05/25/37(e)	2,521,123
86,797	Citigroup Mortgage Loan Trust, Series 2007-AHL2, Class A3C, (1 mo. LIBOR USD + 0.270%), 0.94%, 05/25/37(e)	68,165
3,939,728	Citigroup Mortgage Loan Trust, Series 2007-AHL3, Class A3B, (1 mo. LIBOR USD + 0.170%), 0.84%, 07/25/45(e)	3,106,342
500,000	CNH Equipment Trust, Series 2021-C, Class A4, 1.16%, 10/16/28	463,471
1,612,793	Conseco Finance Corp., Series 1997-7, Class M1, 7.03%, 07/15/28(g)	1,539,362
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$1,686,007	Conseco Finance Corp., Series 1998-2, Class M1, 6.94%, 12/01/28(g)	$1,613,008
2,239,171	Conseco Finance Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(g)	1,118,563
2,526,139	Conseco Finance Corp., Series 1999-5, Class A6, 7.50%, 03/01/30(g)	1,214,954
11,183,346	Conseco Finance Securitizations Corp., Series 2000-1, Class A5, 8.06%, 09/01/29(g)	3,005,621
4,266,257	Countrywide Asset-Backed Certificates, Series 2006-12, Class 1A, (1 mo. LIBOR USD + 0.260%), 0.93%, 12/25/36(e)	4,134,822
5,974,687	Countrywide Asset-Backed Certificates, Series 2006-22, Class M1, (1 mo. LIBOR USD + 0.230%), 0.90%, 05/25/47(e)	5,115,436
5,781,769	Countrywide Asset-Backed Certificates, Series 2006-26, Class M1, (1 mo. LIBOR USD + 0.250%), 0.92%, 06/25/37(e)	5,905,633
164,135	Countrywide Asset-Backed Certificates Trust, Series 2006-11, Class 3AV2, (1 mo. LIBOR USD + 0.160%), 0.83%, 09/25/46(e)	163,432
9,171,208	Countrywide Asset-Backed Certificates Trust, Series 2006-18, Class M1, (1 mo. LIBOR USD + 0.300%), 0.97%, 03/25/37(e)	9,151,516
1,115,411	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-C, Class 2A, (1 mo. LIBOR USD + 0.180%), 0.73%, 05/15/36(e)	1,076,271
706,280	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, (1 mo. LIBOR USD + 0.300%), 0.85%, 12/15/33(b)(e)	694,566

48

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$578,836	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4T1B, (1 mo. LIBOR USD + 0.240%), 0.79%, 02/15/30(b)(e)	$563,088
321,722	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 5B1B, (1 mo. LIBOR USD + 0.190%), 0.74%, 05/15/35(b)(e)	321,228
500,000	Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.96%, 02/15/30(b)	480,954
2,230,468	Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A4, (1 mo. LIBOR USD + 0.340%), 0.80%, 07/25/37(b)(e)	1,675,645
500,000	Daimler Trucks Retail Trust, Series 2020-1, Class A4, 1.37%, 06/15/27	494,711
1,000,000	Discover Card Execution Note Trust, Series 2017-A7, Class A7, (1 mo. LIBOR USD + 0.360%), 0.91%, 04/15/25(e)	1,001,087
213,339	Drive Auto Receivables Trust, Series 2021-1, Class A3, 0.44%, 11/15/24	213,224
1,000,000	DT Auto Owner Trust, Series 2021-1A, Class B, 0.62%, 09/15/25(b)	984,773
1,000,000	Enterprise Fleet Financing LLC, Series 2020-2, Class A3, 0.65%, 07/20/26(b)	945,097
500,000	Enterprise Fleet Financing LLC, Series 2021-3, Class A2, 0.77%, 08/20/27(b)	483,118
4,888,931	First Frankin Mortgage Loan Trust, Series 2006-FF4, Class M1, (1 mo. LIBOR USD + 0.540%), 1.21%, 03/25/36(e)	4,398,046
1,641,187	First Franklin Mortgage Loan Trust, Series 2003-FF4, Class M1, (1 mo. LIBOR USD + 1.800%), 2.26%, 10/25/33(e)	1,622,769
9,142,313	First Franklin Mortgage Loan Trust, Series 2006-FF8, Class M1, (1 mo. LIBOR USD + 0.375%), 1.04%, 07/25/36(e)	9,164,263
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$4,317,111	First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2, (1 mo. LIBOR USD + 0.600%), 1.27%, 01/25/36(e)	$3,783,506
3,738,520	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2C, (1 mo. LIBOR USD + 0.150%), 0.82%, 03/25/37(e)	2,104,030
4,000,000	FirstKey Homes Trust, Series 2022-SFR1, Class E2, 5.00%, 05/17/27(b)	3,753,721
500,000	Flagship Credit Auto Trust, Series 2020-4, Class B, 1.00%, 10/15/25(b)	490,851
1,000,000	Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06%, 04/15/33(b)	915,761
1,300,000	Ford Credit Auto Owner Trust, Series 2020-C, Class B, 0.79%, 08/15/26	1,219,695
1,000,000	Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class A, 1.06%, 09/15/27	923,730
1,500,000	Fremont Home Loan Trust, Series 2005-D, Class M1, (1 mo. LIBOR USD + 0.615%), 1.28%, 11/25/35(e)	1,384,404
1,500,000	FRTKL, Series 2021-SFR1, Class F, 3.17%, 09/17/38(b)	1,292,081
1,000,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-4, Class A3, 0.38%, 08/18/25	984,279
1,050,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class B, 0.75%, 05/17/27	986,299
516,965	GMACM Home Equity Loan Trust, Series 2005-HE3, Class A3, (1 mo. LIBOR USD + 0.500%), 1.17%, 02/25/36(e)	508,852
69,711	GMACM Home Equity Loan Trust, Series 2006-HE1, Class A, (1 mo. LIBOR USD + 0.315%), 0.98%, 11/25/36(e)	90,872
500,000	GMF Floorplan Owner Revolving Trust, Series 2020-2, Class B, 0.96%, 10/15/25(b)	481,485

49

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$500,000	GreatAmerica Leasing Receivables Funding LLC, Series 2021-1, Class B, 0.72%, 12/15/26(b)	$466,051
5,588,745	Greenpoint Manufactured Housing, Series 2000-3, Class IA, 8.45%, 06/20/31(g)	3,681,431
2,463,906	GSAA Home Equity Trust, Series 2005-14, Class 1A2, (1 mo. LIBOR USD + 0.700%), 1.37%, 12/25/35(e)	1,202,321
8,823,224	GSAA Home Equity Trust, Series 2006-5, Class 1A1, (1 mo. LIBOR USD + 0.360%), 1.03%, 03/25/36(e)	3,509,910
378,552	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(g)	182,513
3,566,000	GSAMP Trust, Series 2007-HS1, Class M5, (1 mo. LIBOR USD + 3.375%), 4.04%, 02/25/47(e)	3,652,639
3,636,497	Home Equity Asset Trust, Series 2007-1, Class 2A3, (1 mo. LIBOR USD + 0.300%), 0.97%, 05/25/37(e)(f)	2,841,430
2,966,437	Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(b)	2,584,385
3,933,884	Home Partners of America Trust, Series 2021-3, Class F, 4.24%, 01/17/41(b)	3,459,395
375,000	HPEFS Equipment Trust, Series 2021-2A, Class B, 0.61%, 09/20/28(b)	360,817
4,693,375	HSI Asset Loan Obligation Trust, Series 2007-WF1, Class A3, STEP, 4.69%, 12/25/36	1,891,091
1,000,000	Hyundai Auto Lease Securitization Trust, Series 2020-B, Class B, 0.81%, 10/15/24(b)	984,032
645,656	Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, STEP, 6.53%, 09/25/37(b)	614,195
500,000	John Deere Owner Trust, Series 2021-A, Class A3, 0.36%, 09/15/25	482,658
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$113,748	JP Morgan Mortgage Acquisition Trust, Series 2006-WF1, Class A4, STEP, 6.63%, 07/25/36	$41,957
230,846	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC2, Class A3, (1 mo. LIBOR USD + 0.180%), 0.85%, 07/25/36(e)	126,069
1,250,000	Kubota Credit Owner Trust, Series 2021-1A, Class A3, 0.62%, 08/15/25(b)	1,193,659
2,302,262	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class M1, 6.63%, 04/15/40(g)	2,317,293
248,407	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR USD + 0.090%), 0.76%, 06/25/37(b)(e)	191,256
1,913,901	Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR USD + 1.150%), 1.82%, 12/25/37(e)	2,022,716
991,553	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A2, (1 mo. LIBOR USD + 0.110%), 0.78%, 11/25/36(e)	373,939
5,137,664	Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A3, (1 mo. LIBOR USD + 0.160%), 0.83%, 10/25/36(e)	1,948,859
1,347,223	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. LIBOR USD + 3.250%), 3.92%, 03/25/32(e)	1,346,640
3,853,956	MASTR Second Lien Trust, Series 2006-1, Class A, (1 mo. LIBOR USD + 0.320%), 0.99%, 03/25/36(e)	363,361
974,823	Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A4, 1.88%, 09/15/25	975,544
2,219,279	MERIT Securities Corp., Series 13, Class M2, STEP, 7.88%, 12/28/33	1,770,297

50

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$10,239,230	Merrill Lynch Mortgage Investors Trust, Series 2006-RM5, Class A2D, (1 mo. LIBOR USD + 0.500%), 1.17%, 10/25/37(e)	$4,431,274
1,028,206	Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE4, Class A4, (1 mo. LIBOR USD + 0.480%), 1.15%, 06/25/36(e)	622,943
6,309,672	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC1, Class A1, (1 mo. LIBOR USD + 0.130%), 0.80%, 11/25/36(e)	3,234,306
2,807,027	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-SEA1, Class 2A1, (1 mo. LIBOR USD + 1.900%), 2.57%, 02/25/47(b)(e)	2,727,404
3,566,941	Morgan Stanley Capital I, Inc. Trust, Series 2006-NC2, Class M1, (1 mo. LIBOR USD + 0.540%), 1.21%, 02/25/36(e)	3,711,531
4,251,538	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.51%, 10/25/36	1,230,817
472,753	Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A1, (1 mo. LIBOR USD + 0.300%), 0.97%, 03/25/36(e)	465,376
8,000,000	Nationstar Home Equity Loan Trust, Series 2007-A, Class M3, (1 mo. LIBOR USD + 0.300%), 0.97%, 03/25/37(e)	7,267,285
582,129	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.17%, 09/16/69(b)	560,923
468,791	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, 01/15/69(b)	451,276
5,691,928	New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1 mo. LIBOR USD + 0.675%), 1.34%, 12/25/35(e)	5,243,905
6,500,000	New Residential Mortgage Loan Trust, Series 2022-SFR1, Class F, 4.44%, 02/17/39(b)	5,969,790
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$717,844	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR USD + 0.400%), 1.07%, 10/25/36(b)(e)	$840,649
1,434,267	Oakwood Mortgage Investors, Inc., Series 1999-C, Class A2, 7.48%, 08/15/27	1,289,037
9,902,763	Oakwood Mortgage Investors, Inc., Series 2000-D, Class A4, 7.40%, 07/15/30(g)	3,125,677
8,572,117	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A2, 5.92%, 06/15/31(f)(g)	1,165,591
5,947,218	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A3, 6.61%, 06/15/31(f)(g)	902,925
6,795,981	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A4, 7.41%, 06/15/31(f)(g)	1,155,882
602,148	Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3, 5.90%, 09/15/22(g)	383,004
307,146	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(g)	309,548
4,000,000	OneMain Financial Issuance Trust, Series 2015-3A, Class D, 6.94%, 11/20/28(b)	4,007,494
1,000,000	PFS Financing Corp., Series 2020-A, Class A, 1.27%, 06/15/25(b)	979,858
2,955,985	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class M2, STEP, 3.63%, 07/25/35	2,403,915
3,696,407	PRET LLC, Series 2021-NPL6, Class A1, STEP, 2.49%, 07/25/51(b)	3,507,595
2,000,000	PRET LLC, Series 2021-NPL6, Class A2, STEP, 5.07%, 07/25/51(b)	1,882,136
7,472,479	PRET LLC, Series 2021-RN4, Class A1, 2.49%, 10/25/51(b)(g)	7,404,073
1,000,000	Progress Residential Trust, Series 2019-SFR3, Class F, 3.87%, 09/17/36(b)	944,804

51

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$3,000,000	Progress Residential Trust, Series 2019-SFR4, Class F, 3.68%, 10/17/36(b)	$2,892,100
750,000	Progress Residential Trust, Series 2020-SFR1, Class G, 4.03%, 04/17/37(b)	701,472
3,000,000	Progress Residential Trust, Series 2021-SFR10, Class F, 4.61%, 12/17/40(b)	2,656,396
2,500,000	Progress Residential Trust, Series 2021-SFR11, Class F, 4.42%, 01/17/39(b)	2,174,698
3,500,000	Progress Residential Trust, Series 2021-SFR8, Class F, 3.18%, 10/17/38(b)	3,044,535
2,400,000	Progress Residential Trust, Series 2021-SFR9, Class F, 4.05%, 11/17/40(b)	1,985,916
4,000,000	Progress Residential Trust, Series 2022-SFR1, Class F, 4.88%, 02/17/41(b)	3,607,393
4,000,000	Progress Residential Trust, Series 2022-SFR1, Class G, 5.52%, 02/17/41(b)	3,665,139
1,548,000	Progress Residential Trust, Series 2022-SFR3, Class E2, 5.60%, 04/17/39(b)	1,515,950
3,825,000	Residential Asset Securities Corp. Trust, Series 2005-KS10, Class M4, (1 mo. LIBOR USD + 0.870%), 1.54%, 11/25/35(e)	3,303,057
2,000,000	Residential Asset Securities Corp. Trust, Series 2006-KS4, Class M2, (1 mo. LIBOR USD + 0.290%), 1.10%, 06/25/36(e)	1,912,611
102,010	SACO I Trust, Series 2006-7, Class A1, (1 mo. LIBOR USD + 0.260%), 0.93%, 07/25/36(e)	202,159
899,964	Santander Drive Auto Receivables Trust, Series 2020-4, Class B, 0.73%, 03/17/25	898,508
500,000	Santander Retail Auto Lease Trust, Series 2020-B, Class A4, 0.65%, 12/20/24(b)	482,345
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$4,184,401	Saxon Asset Securities Trust, Series 2006-2, Class M3, (1 mo. LIBOR USD + 0.320%), 0.99%, 09/25/36(e)	$4,012,728
8,488,237	Saxon Asset Securities Trust, Series 2007-1, Class M1, (1 mo. LIBOR USD + 0.290%), 0.96%, 01/25/47(e)	9,092,659
2,630,487	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR1, Class A2B, (1 mo. LIBOR USD + 0.270%), 0.94%, 02/25/37(e)	1,894,832
1,000,000	SLM Student Loan Trust, Series 2003-10A, Class A4, (3 mo. LIBOR USD + 0.670%), 1.50%, 12/17/68(b)(e)	990,705
11,618,836	Soundview Home Loan Trust, Series 2006-OPT5, Class M1, (1 mo. LIBOR USD + 0.250%), 0.92%, 07/25/36(e)	11,011,518
4,207,567	Structured Asset Investment Loan Trust, Series 2005-9, Class M2, (1 mo. LIBOR USD + 0.675%), 1.34%, 11/25/35(e)	4,194,684
4,363,389	Structured Asset Investment Loan Trust, Series 2005-HE1, Class M3, (1 mo. LIBOR USD + 0.750%), 1.42%, 07/25/35(e)	3,981,492
2,249,613	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class M1, (1 mo. LIBOR USD + 0.660%), 1.33%, 02/25/37(e)	6,488,715
450,000	Synchrony Card Funding LLC, Series 2022-A1, Class A, 3.37%, 04/17/28	450,052
385,270	Tesla Auto Lease Trust, Series 2019-A, Class A3, 2.16%, 10/20/22(b)	385,775
949,513	Toyota Auto Receivables Owner Trust, Series 2020-D, Class A3, 0.35%, 01/15/25	938,790
1,700,000	Tricon American Homes Trust, Series 2017-SFR2, Class F, 5.10%, 01/17/36(b)	1,670,513
1,520,000	Tricon American Homes Trust, Series 2020-SFR1, Class F, 4.88%, 07/17/38(b)	1,423,397

52

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$983,361	Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/39(b)	$860,806
1,500,000	Tricon Residential Trust, Series 2021-SFR1, Class F, 3.69%, 07/17/38(b)	1,343,388
968,000	Tricon Residential Trust, Series 2021-SFR1, Class G, 4.13%, 07/17/38(b)	855,869
1,600,000	Tricon Residential Trust, Series 2022-SFR1, Class E2, 5.74%, 04/17/39(b)	1,561,737
1,000,000	Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 07/22/24	993,878
1,000,000	Verizon Owner Trust, Series 2020-C, Class B, 0.67%, 04/21/25	958,552
6,346,695	VOLT CVI LLC, Series 2021-NP12, Class A1, STEP, 2.73%, 12/26/51(b)	6,010,234
605,000	Volvo Financial Equipment LLC, Series 2020-1A, Class A3, 0.51%, 10/15/24(b)	594,807
1,000,000	World Omni Automobile Lease Securitization Trust, Series 2020-B, Class B, 0.70%, 02/17/26	973,882
185,654	World Omni Select Auto Trust, Series 2019-A, Class A3, 2.00%, 08/15/24	185,731
8,641,698	Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. LIBOR USD + 0.400%), 1.07%, 06/25/37(b)(e)	3,361,130
		363,500,033
		368,268,398
Total Asset-Backed Securities (Cost $432,882,902)		418,252,565

NON-AGENCY MORTGAGE-BACKED SECURITIES — 22.4%
COLLATERALIZED MORTGAGE OBLIGATIONS — 20.0%
3,800,000	1Texas Capital Bank CLN, 0.03%, 02/01/26(h)	3,715,823
307,564	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 2.92%, 07/25/35(g)	313,989
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,558,256	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 4.35%, 03/25/37(g)	$1,192,940
34,467	Ajax Mortgage Loan Trust, Series 2017-D, Class B, 2.35%, 12/25/57(a)(b)(g)(h)	30,131
21,846	Ajax Mortgage Loan Trust, Series 2018-A, Class B, 2.90%, 04/25/58(b)(h)	21,504
75,158	Ajax Mortgage Loan Trust, Series 2018-B, Class B, 1.98%, 02/26/57(b)(h)	44,766
14,512	Ajax Mortgage Loan Trust, Series 2018-D, Class B, 2.93%, 08/25/58(a)(b)(g)(h)	10,251
10,634	Ajax Mortgage Loan Trust, Series 2018-E, Class C, 1.15%, 06/25/58(b)(g)(h)	10,366
179,696	Ajax Mortgage Loan Trust, Series 2018-F, Class C, 1.99%, 11/25/58(b)(h)	119,470
8,480,352	Ajax Mortgage Loan Trust, Series 2019-A, Class A, 3.75%, 08/25/57(b)(g)	8,464,356
2,450,000	Ajax Mortgage Loan Trust, Series 2019-A, Class B, 5.25%, 08/25/57(b)(g)	2,443,167
6,108,502	Ajax Mortgage Loan Trust, Series 2019-A, Class C, 0.79%, 08/25/57(a)(b)(h)	4,898,408
5,100,803	Ajax Mortgage Loan Trust, Series 2019-B, Class A, 3.75%, 01/25/59(b)(g)	5,110,046
2,100,000	Ajax Mortgage Loan Trust, Series 2019-B, Class B, 5.25%, 01/25/59(b)(g)	2,094,144
5,349,033	Ajax Mortgage Loan Trust, Series 2019-B, Class C, 0.61%, 01/25/59(b)(h)	5,532,436
5,274,907	Ajax Mortgage Loan Trust, Series 2019-E, Class A, STEP, 3.00%, 09/25/59(b)	5,209,650
3,512,199	Ajax Mortgage Loan Trust, Series 2019-E, Class B, STEP, 4.88%, 09/25/59(b)	3,441,909
7,526,418	Ajax Mortgage Loan Trust, Series 2019-E, Class C, 2.64%, 09/25/59(b)(h)	7,228,407
10,557,023	Ajax Mortgage Loan Trust, Series 2019-G, Class A, STEP, 3.00%, 09/25/59(b)	10,350,445

53

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,927,374	Ajax Mortgage Loan Trust, Series 2019-G, Class B, STEP, 4.25%, 09/25/59(b)	$2,816,902
7,431,604	Ajax Mortgage Loan Trust, Series 2019-G, Class C, 1.05%, 09/25/59(b)(h)	6,509,822
21,136,528	Ajax Mortgage Loan Trust, Series 2020-A, Class A, STEP, 2.38%, 12/25/59(b)	20,621,240
4,328,402	Ajax Mortgage Loan Trust, Series 2020-A, Class B, STEP, 3.50%, 12/25/59(b)	4,107,339
10,343,044	Ajax Mortgage Loan Trust, Series 2020-A, Class C, 1.92%, 12/25/59(a)(b)(h)	6,485,089
1,230,360	Ajax Mortgage Loan Trust, Series 2021-C, Class B, STEP, 3.72%, 01/25/61(b)	1,193,867
3,120,359	Ajax Mortgage Loan Trust, Series 2021-C, Class C, 1.51%, 01/25/61(b)(h)	2,750,980
12,423,480	Ajax Mortgage Loan Trust, Series 2021-D, Class A, STEP, 2.00%, 03/25/60(b)	11,674,595
2,042,300	Ajax Mortgage Loan Trust, Series 2021-D, Class B, 4.00%, 03/25/60(b)(g)	1,972,660
3,027,087	Ajax Mortgage Loan Trust, Series 2021-D, Class C, 0.66%, 03/25/60(a)(b)(g)(h)	2,350,533
4,041,340	Ajax Mortgage Loan Trust, Series 2021-E, Class B2, 4.04%, 12/25/60(b)(g)	3,430,287
4,000,000	Ajax Mortgage Loan Trust, Series 2021-E, Class M1, 2.94%, 12/25/60(b)(g)	3,373,742
1,080,800	Ajax Mortgage Loan Trust, Series 2021-F, Class B, STEP, 3.75%, 06/25/61(b)	986,432
2,017,297	Ajax Mortgage Loan Trust, Series 2021-F, Class C, 0.55%, 06/25/61(b)(h)	1,647,454
11,934,500	Ajax Mortgage Loan Trust, Series 2022-A, Class A1, STEP, 3.50%, 10/04/61(a)(b)	11,710,131
532,000	Ajax Mortgage Loan Trust, Series 2022-A, Class A2, 3.00%, 10/04/61(a)(b)(g)	481,513
283,800	Ajax Mortgage Loan Trust, Series 2022-A, Class A3, 3.00%, 10/04/61(a)(b)(g)	254,909
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,128,000	Ajax Mortgage Loan Trust, Series 2022-A, Class B, 3.00%, 10/04/61(a)(b)	$1,532,160
1,064,000	Ajax Mortgage Loan Trust, Series 2022-A, Class C, 0.00%, 10/04/61(a)(b)(h)	1,438,167
310,300	Ajax Mortgage Loan Trust, Series 2022-A, Class M1, 3.00%, 10/04/61(a)(b)	266,175
1,392,000	Ajax Mortgage Loan Trust, Series 2022-A, Class M2, 3.00%, 10/04/61(a)(b)	1,106,779
88,700	Ajax Mortgage Loan Trust, Series 2022-A, Class M3, 3.00%, 10/04/61(a)(b)	65,434
1,392,582	American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, (12 mo. Federal Reserve Cumulative Average USD + 0.960%), 1.18%, 09/25/46(e)	1,341,018
1,027,947	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.75%, 06/25/37	918,216
3,324,000	Angel Oak Mortgage Trust, Series 2020-R1, Class B2, 4.61%, 04/25/53(b)(g)	3,271,376
1,000,000	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class B1, 5.02%, 03/25/49(b)(g)	963,543
13,542,357	APS Resecuritization Trust, Series 2016-1, Class 1MZ, 3.43%, 07/31/57(b)(g)	4,771,476
2,668,506	ARI Investments LLC, 4.61%, 01/06/25(a)(f)	2,668,506
2,922,238	ARI Investments LLC, 4.55%, 01/30/25(a)(f)	2,834,571
1,341,221	Banc of America Alternative Loan Trust, Series 2006-9, Class A2, (1 mo. LIBOR USD + 0.400%), 1.07%, 01/25/37(e)	1,039,665
117,170	Banc of America Funding Corp. Trust, Series 2005-F, Class 6A1, 3.67%, 09/20/35(g)	117,005
368,546	Banc of America Funding Corp. Trust, Series 2006-A, Class 3A2, 2.75%, 02/20/36(g)	354,988
308,631	Banc of America Funding Corp. Trust, Series 2006-E, Class 2A1, 2.71%, 06/20/36(g)	294,857

54

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,276,697	Banc of America Funding Corp. Trust, Series 2007-1, Class TA5, STEP, 6.59%, 01/25/37	$1,207,501
3,317,972	Banc of America Funding Corp. Trust, Series 2015-R3, Class 1A2, 0.85%, 03/27/36(b)(g)	2,925,848
360,360	Banc of America Mortgage Trust, Series 2005-I, Class 2A5, 2.73%, 10/25/35(g)	357,686
12,020,524	Barclays Mortgage Trust, Series 2021-NPL1, Class A, STEP, 2.00%, 11/25/51(b)	11,527,201
1,177,500	Barclays Mortgage Trust, Series 2021-NPL1, Class B, STEP, 4.63%, 11/25/51(b)	1,132,803
2,673,494	Barclays Mortgage Trust, Series 2021-NPL1, Class C, 0.00%, 11/25/51(b)(h)	2,516,730
2,099,593	BCAP LLC Trust, Series 2012-RR3, Class 1A5, 12.48%, 12/26/37(b)(g)	1,795,247
668,173	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 3.32%, 02/25/36(g)	652,524
53,851	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 3.43%, 08/25/35(g)	50,414
262,686	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.15%, 05/25/47(g)	255,272
1,118,520	Bear Stearns ALT-A Trust, Series 2006-2, Class 11A1, (1 mo. LIBOR USD + 0.440%), 1.11%, 04/25/36(e)	1,602,180
2,747,755	Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, (1 mo. LIBOR USD + 0.320%), 0.99%, 11/25/36(e)	2,376,600
2,945,505	Bear Stearns Asset Backed Securities I Trust, Series 2006-AC2, Class 22A1, (1 mo. LIBOR USD + 0.350%), 1.02%, 03/25/36(e)	327,917
2,945,505	Bear Stearns Asset Backed Securities I Trust, Series 2006-AC2, Class 22A3, (1 mo. LIBOR USD + 0.350%), 1.02%, 03/25/36(e)	327,917
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$959,818	Bear Stearns Mortgage Funding Trust, Series 2006-SL1, Class A1, (1 mo. LIBOR USD + 0.280%), 0.95%, 08/25/36(e)	$941,595
352,315	Bear Stearns Mortgage Funding Trust, Series 2006-SL4, Class A, (1 mo. LIBOR USD + 0.300%), 0.97%, 11/25/36(e)	351,621
3,100,000	CFMT LLC, Series 2021-HB7, Class M3, 3.85%, 10/27/31(b)(g)	2,937,500
1,211,246	Chase Mortgage Finance Corp., Series 2016-SH1, Class M4, 3.75%, 04/25/45(b)(g)	1,156,047
3,686,329	Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37	1,992,511
11,321,425	ChaseFlex Trust, Series 2007-1, Class 2A7, 6.00%, 02/25/37	5,704,852
1,612,619	CHNGE Mortgage Trust, Series 2022-1, Class A1, 3.01%, 01/25/67(b)(g)	1,551,395
2,167,054	Citicorp Mortgage Securities Trust, Series 2007-9, Class 1A1, 6.25%, 12/25/37	1,829,340
2,326,018	Citicorp Mortgage Securities Trust, Series 2008-2, Class 1A1, 6.50%, 06/25/38	1,974,162
86,982	Citigroup Mortgage Loan Trust, Series 2006-AR3, Class 1A2A, 3.30%, 06/25/36(g)	82,420
2,954,652	Citigroup Mortgage Loan Trust, Series 2007-9, Class 1A1, 5.75%, 04/25/47(b)	2,277,756
180,962	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 2.81%, 05/25/35(g)	180,691
2,354,000	COLT Mortgage Loan Trust, Series 2022-1, Class B1, 4.10%, 12/27/66(b)(g)	2,054,298
356,493	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	302,316
691,427	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, (1 mo. LIBOR USD + 0.600%), 1.27%, 08/25/35(e)	654,138

55

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,155,375	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A6, (1 mo. LIBOR USD + 0.500%), 1.17%, 11/25/35(e)	$1,657,471
5,868,347	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A7, (1 mo. LIBOR USD + 5.500%), 4.83%, 11/25/35(e)(f)	702,918
189,793	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 3.37%, 12/25/35(g)	184,357
56,554	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, (12 mo. Federal Reserve Cumulative Average USD + 1.000%), 1.22%, 12/25/35(e)	54,133
963,529	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A3, (1 mo. LIBOR USD + 0.450%), 1.12%, 05/25/35(e)	898,371
600,930	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	450,343
2,627,961	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, (1 mo. LIBOR USD + 0.350%), 1.02%, 05/25/36(e)	1,213,069
1,652,357	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	1,039,373
3,177,586	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	1,837,761
1,036,357	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, (1 mo. LIBOR USD + 0.350%), 1.02%, 08/25/36(e)	540,418
1,036,357	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, (1 mo. LIBOR USD + 7.150%), 6.48%, 08/25/36(e)	224,255
1,068,338	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 08/25/36	744,535
1,103,411	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, (1 mo. LIBOR USD + 0.400%), 1.07%, 03/25/36(e)	365,541
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,961,391	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A5, (1 mo. LIBOR USD + 7.100%), 6.43%, 03/25/36(e)	$348,796
3,099,392	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	1,653,230
1,174,569	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	803,706
850,409	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	569,547
1,062,164	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	697,778
2,428,722	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	1,595,524
4,629,708	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A7, (1 mo. LIBOR USD + 0.340%), 1.01%, 02/25/37(e)	2,089,180
2,314,854	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A8, (1 mo. LIBOR USD + 6.600%), 5.93%, 02/25/37(e)	525,537
124,555	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	112,705
353,376	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, (1 mo. LIBOR USD + 0.400%), 1.07%, 05/25/36(e)	281,357
2,462,803	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	1,477,279
2,089,789	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, (Cost of Funds for the 11th District of San Francisco + 1.500%), 1.72%, 11/20/46(e)	1,571,217
3,863,497	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average USD + 1.730%), 1.95%, 11/25/46(e)	3,246,812

56

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,575,897	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 2A1, (1 mo. LIBOR USD + 0.380%), 1.05%, 11/25/46(e)	$1,420,383
2,948,890	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, (1 mo. LIBOR USD + 0.190%), 0.78%, 03/20/47(e)	2,486,416
647,084	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, (1 mo. LIBOR USD + 0.420%), 1.09%, 05/25/36(e)	582,393
2,385,890	Countrywide Alternative Loan Trust, Series 2006-OC3, Class 1A1, (1 mo. LIBOR USD + 0.360%), 1.03%, 04/25/46(e)	2,304,547
1,896,442	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37	1,094,306
1,910,180	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	1,135,964
914,869	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	580,356
4,212,379	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	2,124,363
3,543,901	Countrywide Alternative Loan Trust, Series 2007-25, Class 1A3, 6.50%, 11/25/37	2,084,288
850,936	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	506,663
192,974	Countrywide Alternative Loan Trust, Series 2007-J1, Class 3A4, STEP, 4.02%, 11/25/36	283,958
6,656,001	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average USD + 0.840%), 1.06%, 03/25/47(e)	5,938,156
181,905	Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A2, (1 mo. LIBOR USD + 0.360%), 1.03%, 04/25/47(e)	42,433
1,343,076	Countrywide Alternative Loan Trust, Series 2007-OH2, Class A2A, (1 mo. LIBOR USD + 0.480%), 1.15%, 08/25/47(e)	1,183,450
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,032,564	Countrywide Alternative Resecuritization Loan Trust, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	$722,360
1,412,881	Countrywide Alternative Resecuritization Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	896,275
959,290	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3, 2.44%, 01/25/36(g)	878,197
1,751,761	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J2, Class 2A4, (1 mo. LIBOR USD + 1.400%), 2.07%, 08/25/35(e)	1,428,197
4,646,606	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J2, Class 3A9, (1 mo. LIBOR USD + 1.400%), 2.07%, 08/25/35(e)	3,330,989
197,519	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	181,709
9,810,644	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, (12 mo. Federal Reserve Cumulative Average USD + 0.960%), 1.18%, 04/25/46(e)	3,601,636
2,345,726	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. LIBOR USD + 0.400%), 1.07%, 04/25/46(e)	2,139,776
1,415,817	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-21, Class 1A1, 6.25%, 02/25/38	871,545
1,743,653	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 3A1, 2.81%, 03/25/37(g)	1,587,204
1,553,289	Credit Suisse Mortgage Capital Certificates Trust, Series 2006-9, Class 3A1, 6.00%, 11/25/36	1,366,343

57

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,568,783	Credit Suisse Mortgage Capital Certificates Trust, Series 2007-3, Class 1A1A, 5.84%, 04/25/37(g)	$807,512
7,024,620	Credit Suisse Mortgage Capital Certificates Trust, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(b)	3,384,563
3,385,635	Credit Suisse Mortgage Capital Certificates Trust, Series 2014-2R, Class 17A3, 2.79%, 04/27/37(b)(g)	2,969,667
5,837,770	Credit Suisse Mortgage Capital Certificates Trust, Series 2015-4R, Class 1A4, (1 mo. LIBOR USD + 0.150%), 0.61%, 10/27/36(b)(e)	4,459,055
2,400,000	Credit Suisse Mortgage Capital Certificates Trust, Series 2020-SPT1, Class B2, 3.39%, 04/25/65(b)(g)	2,357,180
2,244,775	Credit Suisse Mortgage Capital Certificates Trust, Series 2021-JR1, Class A2, 3.50%, 09/27/66(b)(g)	2,060,619
3,887,029	Credit Suisse Mortgage Capital Certificates Trust, Series 2021-JR1, Class B2, 26.93%, 09/27/66(b)	3,397,679
3,465,600	Credit Suisse Mortgage Capital Certificates Trust, Series 2021-JR1, Class PT2, 2.68%, 07/26/60(a)(b)(g)(h)	1,316,928
3,289,850	Credit Suisse Mortgage Capital Certificates Trust, Series 2021-NQM2, Class B1, 3.44%, 02/25/66(b)(g)	3,068,919
4,760,577	Credit Suisse Mortgage Capital Certificates Trust, Series 2021-RPL9, Class A1, 2.44%, 02/25/61(b)(g)	4,488,341
6,233,772	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. LIBOR USD + 1.350%), 2.02%, 11/25/35(e)	1,117,410
1,626,000	Deephaven Residential Mortgage Trust, Series 2021-1, Class B1, 3.10%, 05/25/65(b)(g)	1,533,154
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,314,000	Deephaven Residential Mortgage Trust, Series 2022-1, Class B1, 4.32%, 01/25/67(b)(g)	$2,916,812
2,000,000	GCAT Trust, Series 2020-NQM2, Class B1, 4.85%, 04/25/65(b)(g)	1,922,635
3,437,000	GCAT Trust, Series 2021-NQM7, Class B1, 4.50%, 08/25/66(b)(g)	3,162,315
435,997	GMACM Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 3.10%, 11/19/35(g)	419,579
3,619,100	GSMPS Mortgage Loan Trust, Series 2004-4, Class 1AF, (1 mo. LIBOR USD + 0.400%), 1.07%, 06/25/34(b)(e)	3,090,813
3,297,729	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, (1 mo. LIBOR USD + 0.350%), 1.02%, 01/25/35(b)(e)	3,106,482
4,350,249	GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, (1 mo. LIBOR USD + 0.350%), 1.02%, 09/25/35(b)(e)	3,777,249
1,252,249	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, (1 mo. LIBOR USD + 0.350%), 1.02%, 01/25/36(b)(e)	1,052,091
241,031	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.46%, 01/25/35(g)	241,227
2,596,038	GSR Mortgage Loan Trust, Series 2006-7F, Class 4A2, 6.50%, 08/25/36	1,195,895
41,829	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	40,320
143,254	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 2.80%, 01/25/36(g)	144,680
514,533	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	404,809
9,544,945	GSR Mortgage Loan Trust, Series 2007-OA2, Class 2A1, 2.28%, 06/25/47(g)	6,688,103
1,728,794	HarborView Mortgage Loan Trust, Series 2007-4, Class 2A2, (1 mo. LIBOR USD + 0.250%), 0.80%, 07/19/47(e)	1,573,777

58

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$329,530	HomeBanc Mortgage Trust, Series 2006-1, Class 2A1, 2.48%, 04/25/37(g)	$301,077
3,690,000	Homeward Opportunities Fund I Trust, Series 2020-2, Class B1, 5.45%, 05/25/65(b)(g)	3,745,458
17,889,224	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 1.85%, 07/25/47(f)(g)	26,324
1,693,633	IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2, (1 mo. LIBOR USD + 0.270%), 0.94%, 06/25/37(e)	2,220,343
3,171,628	IndyMac INDX Mortgage Loan Trust, Series 2007-FLX5, Class 2A2, (1 mo. LIBOR USD + 0.240%), 0.91%, 08/25/37(e)	2,931,913
978,630	JP Morgan Mortgage Trust, Series 2007-A5, Class 2A1, 1.59%, 10/25/37(g)	709,069
6,264,321	JP Morgan Mortgage Trust, Series 2007-S3, Class 1A10, 6.25%, 08/25/37	2,517,743
55,763	JP Morgan Mortgage Trust, Series 2017-5, Class A1B, 3.04%, 10/26/48(b)(g)	55,700
106,060,229	JP Morgan Mortgage Trust, Series 2021-INV5, Class A2X, 0.50%, 12/25/51(b)(g)	3,083,669
6,238,785	JP Morgan Mortgage Trust, Series 2021-INV5, Class A5X, 0.50%, 12/25/51(b)(g)	181,391
112,299,014	JP Morgan Mortgage Trust, Series 2021-INV5, Class AX1, 0.19%, 12/25/51(b)(g)	979,461
1,324,521	JP Morgan Mortgage Trust, Series 2021-INV5, Class B4, 3.19%, 12/25/51(b)(g)	1,001,037
463,611	JP Morgan Mortgage Trust, Series 2021-INV5, Class B5, 3.19%, 12/25/51(b)(g)	308,019
1,589,416	JP Morgan Mortgage Trust, Series 2021-INV5, Class B6, 3.03%, 12/25/51(b)(g)	690,407
35,226,800	JP Morgan Mortgage Trust, Series 2021-INV7, Class A2X, 0.50%, 02/25/52(b)(g)	921,766
22,109,049	JP Morgan Mortgage Trust, Series 2021-INV7, Class A3X, 0.50%, 02/25/52(b)(g)	299,133
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$7,872,776	JP Morgan Mortgage Trust, Series 2021-INV7, Class A4X, 0.50%, 02/25/52(b)(g)	$491,741
3,835,865	JP Morgan Mortgage Trust, Series 2021-INV7, Class A5X, 0.50%, 02/25/52(b)(g)	100,372
69,044,592	JP Morgan Mortgage Trust, Series 2021-INV7, Class AX1, 0.27%, 02/25/52(b)(g)	844,374
3,903,529	JP Morgan Mortgage Trust, Series 2021-INV7, Class B1, 3.27%, 02/25/52(b)(g)	3,397,368
916,102	JP Morgan Mortgage Trust, Series 2021-INV7, Class B2, 3.27%, 02/25/52(b)(g)	778,084
1,274,503	JP Morgan Mortgage Trust, Series 2021-INV7, Class B3, 3.27%, 02/25/52(b)(g)	1,045,778
677,168	JP Morgan Mortgage Trust, Series 2021-INV7, Class B4, 3.27%, 02/25/52(b)(g)	512,390
278,756	JP Morgan Mortgage Trust, Series 2021-INV7, Class B5, 3.27%, 02/25/52(b)(g)	185,084
916,284	JP Morgan Mortgage Trust, Series 2021-INV7, Class B6, 3.27%, 02/25/52(b)(g)	388,948
1,595,779	Legacy Mortgage Asset Trust, Series 2019-SL2, Class B, 0.27%, 02/25/59(a)(b)(h)	239,367
1,900,000	Legacy Mortgage Asset Trust, Series 2019-SL2, Class M, 4.25%, 02/25/59(b)(g)	1,902,259
11,430,000	Loan Revolving Advance Investment Trust, Series 2021-2, Class A1X, (1 mo. LIBOR USD + 2.750%), 3.30%, 06/30/23(b)(e)	11,375,847
4,559,025	MASTR Asset Securitization Trust, Series 2007-1, Class 1A4, 6.50%, 11/25/37	1,489,450
2,601,386	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A3, 7.50%, 05/25/35(b)	2,257,688
1,124,485	MASTR Resecuritization Trust, Series 2008-3, Class A1, 0.89%, 08/25/37(b)(g)	697,172
6,746,720	MCM Trust, Series 2021-VFN1, 3.00%, 08/25/28(a)(f)	6,746,720
2,798,206	MCM Trust, Series 2021-VFN1, Class CERT, 3.00%, 08/25/28(a)(f)	1,886,551

59

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,500,000	Mello Warehouse Securitization Trust, Series 2020-2, Class F, (1 mo. LIBOR USD + 3.250%), 3.92%, 11/25/53(b)(e)	$1,489,219
4,875,000	Mello Warehouse Securitization Trust, Series 2021-1, Class F, (1 mo. LIBOR USD + 2.750%), 3.21%, 02/25/55(b)(e)	4,796,476
2,061,572	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. LIBOR USD + 0.420%), 1.09%, 04/25/37(e)	1,828,096
827,995	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 2.76%, 05/25/36(g)	685,364
396,971	Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AF1, 6.25%, 10/25/36	217,879
3,342,116	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, STEP, 1.65%, 05/26/37(b)	3,368,699
2,628,575	Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, (1 mo. LIBOR USD + 0.160%), 0.78%, 12/26/46(b)(e)	2,553,401
807,645	MortgageIT Trust, Series 2004-1, Class B1, (1 mo. LIBOR USD + 1.800%), 2.47%, 11/25/34(e)	771,454
1,389,000	New Residential Mortgage Loan Trust, Series 2020-NQM1, Class B2, 4.52%, 01/26/60(b)(g)	1,349,420
3,458,633	NYMT Loan Trust, Series 2020-SP2, Class A1, 2.94%, 10/25/60(b)(g)	3,386,798
3,013,168	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(b)	2,714,666
1,429,290	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(b)	1,272,217
3,861,669	PRPM LLC, Series 2020-4, Class A1, STEP, 2.95%, 10/25/25(b)	3,743,702
7,918,049	RCO VI Mortgage LLC, Series 2022-1, Class A1, STEP, 3.00%, 01/25/27(b)	7,618,250
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$529,680	Reperforming Loan REMIC Trust, Series 2006-R2, Class AF1, (1 mo. LIBOR USD + 0.420%), 1.09%, 07/25/36(b)(e)	$506,155
5,358,274	Residential Accredit Loans, Inc., Series 2005-QA10, Class A21, 3.58%, 09/25/35(g)	2,672,678
1,463,671	Residential Accredit Loans, Inc., Series 2005-QA12, Class NB4, 4.47%, 12/25/35(g)	1,423,034
690,138	Residential Accredit Loans, Inc., Series 2006-QO5, Class 2A1, (1 mo. LIBOR USD + 0.380%), 1.05%, 05/25/46(e)	646,125
524,453	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	475,334
3,277,609	Residential Accredit Loans, Inc., Series 2007-QS1, Class 1A5, (1 mo. LIBOR USD + 0.550%), 1.22%, 01/25/37(e)	2,546,074
639,667	Residential Asset Securitization Trust, Series 2006-A7CB, Class 2A5, (1 mo. LIBOR USD + 0.250%), 0.92%, 07/25/36(e)	81,512
2,302,158	Residential Funding Mortgage Securities I, Inc. Trust, Series 2005-SA4, Class 2A1, 3.14%, 09/25/35(g)	1,709,315
6,766,276	Residential Funding Mortgage Securities I, Inc. Trust, Series 2006-SA2, Class 2A1, 4.46%, 08/25/36(g)	5,076,994
88,288	Residential Funding Mortgage Securities I, Inc. Trust, Series 2006-SA3, Class 2A1, 4.52%, 09/25/36(g)	62,483
2,150,000	Residential Mortgage Loan Trust, Series 2020-1, Class B2, 4.67%, 01/26/60(b)(g)	1,981,508
3,750,000	Residential Mortgage Loan Trust, Series 2020-2, Class B2, 5.40%, 05/25/60(b)(g)	3,645,692
2,814,000	Residential Mortgage Loan Trust, Series 2021-1R, Class B1, 3.42%, 01/25/65(b)(g)	2,696,721
3,500,000	RMF Buyout Issuance Trust, Series 2021-HB1, Class M4, 4.70%, 11/25/31(b)(g)	3,265,936

60

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,131,959	RMF Buyout Issuance Trust, Series 2021-HB1, Class M6, 6.00%, 11/25/31(a)(b)(g)	$3,600,589
10,755,510	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 3.03%, 07/25/56(b)(h)	2,826,355
18,353,761	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 2.88%, 07/25/56(b)(g)	1,698,246
4,740,757	Seasoned Credit Risk Transfer Trust, Series 2018-2, Class BX, 2.48%, 11/25/57(g)	1,882,303
2,639,697	Seasoned Credit Risk Transfer Trust, Series 2018-3, Class BX, 1.54%, 08/25/57(b)(g)	966,472
4,500,055	Seasoned Loans Structured Transaction Trust, Series 2020-3, Class M1, 4.75%, 04/26/60(b)(g)	4,512,591
100,000	SG Residential Mortgage Trust, Series 2019-3, Class B1, 4.08%, 09/25/59(b)(g)	94,072
175,000	SG Residential Mortgage Trust, Series 2020-2, Class B1, 4.25%, 05/25/65(b)(g)	169,026
257,000	SG Residential Mortgage Trust, Series 2020-2, Class M1, 3.19%, 05/25/65(b)(g)	248,042
2,425,000	Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class B2, 4.68%, 01/28/50(b)(g)	2,286,733
1,173,358	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 2.87%, 05/25/35(g)	965,488
1,856,330	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.02%, 04/25/36(g)	1,292,100
2,987,750	Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 4A1, (1 mo. LIBOR USD + 0.440%), 1.11%, 05/25/46(e)	997,075
1,283,801	Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class GA4B, (1 mo. LIBOR USD + 0.180%), 0.85%, 09/25/47(e)	1,281,613
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,679,755	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, (1 mo. LIBOR USD + 0.350%), 1.02%, 06/25/35(b)(e)	$2,476,901
13,286,659	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF3, Class 1A2, 6.00%, 10/25/36(b)	8,484,718
466,846	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 2.28%, 04/25/37(g)	300,265
183,371	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 2.60%, 04/25/37(g)	118,473
145,672	Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, (12 mo. LIBOR USD + 1.250%), 3.69%, 06/25/47(e)	139,290
4,000,000	TRK Trust, Series 2022-INV1, Class B1, 4.08%, 02/25/57(b)(g)	3,459,955
5,290,989	TVC Holdings Plc, Series 2021-1, Class A, 2.38%, 02/01/51(a)(f)	5,290,989
1,322,747	TVC Holdings Plc, Series 2021-1, Class CERT, 0.00%, 02/01/51(a)(f)(h)	1,617,985
3,162,000	Verus Securitization Trust, Series 2021-1, Class B1, 2.98%, 01/25/66(b)(g)	2,889,810
5,000,000	Verus Securitization Trust, Series 2022-1, Class B1, 4.01%, 01/25/67(b)(g)	4,383,235
3,300,000	Vista Point Securitization Trust, Series 2020-2, Class B2, 5.16%, 04/25/65(b)(g)	3,176,430
26,868,554	Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 6.64%, 02/25/38(b)(g)	7,923,147
832,521	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A2, 2.95%, 07/25/37(g)	822,047

61

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$6,436,764	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 2A, (Cost of Funds for the 11th District of San Francisco + 1.250%), 1.47%, 05/25/47(e)	$6,183,687
1,247,663	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-10, Class 1CB, 6.50%, 11/25/35	781,559
772,432	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-10, Class 2A6, 5.50%, 11/25/35	746,352
4,104,659	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1, Class 4CB, 6.50%, 02/25/36	3,676,457
3,916,711	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5, Class 3A3, STEP, 6.72%, 07/25/36	1,196,414
1,222,378	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR6, Class 2A, (12 mo. Federal Reserve Cumulative Average USD + 0.960%), 1.18%, 08/25/46(e)	824,675
612,500	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A1, (1 mo. LIBOR USD + 0.320%), 0.99%, 03/25/37(e)	532,533
5,117,158	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A2, (1 mo. LIBOR USD + 6.680%), 6.01%, 03/25/37(e)	563,170
1,084,367	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A8, (1 mo. LIBOR USD + 0.540%), 1.21%, 03/25/37(e)	952,269
974,978	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A9, (1 mo. LIBOR USD + 0.490%), 1.16%, 03/25/37(e)	854,272
1,337,436	Wells Fargo Mortgage Backed Securities Trust, Series 2008-AR1, Class A2, 2.85%, 03/25/38(g)	1,288,899
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$13,610,000	Western Alliance CLN, 5.63%, 12/28/24	$13,598,224
4,307,209	Western Mortgage Reference Notes, Series 2021-CL2, Class M1, (SOFR 30A + 3.150%), 3.44%, 07/25/59(b)(e)	4,276,830
4,332,622	Western Mortgage Reference Notes, Series 2021-CL2, Class M2, (SOFR 30A + 3.700%), 3.99%, 07/25/59(b)(e)	4,302,744
		561,563,995
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.4%
939,428	Bayview Commercial Asset Trust, Series 2005-4A, Class M2, (1 mo. LIBOR USD + 0.705%), 1.37%, 01/25/36(b)(e)	866,600
801,416	Bayview Commercial Asset Trust, Series 2005-4A, Class M3, (1 mo. LIBOR USD + 0.750%), 1.42%, 01/25/36(b)(e)	738,117
1,156,156	Bayview Commercial Asset Trust, Series 2006-2A, Class B1, (1 mo. LIBOR USD + 1.305%), 1.97%, 07/25/36(b)(e)	1,080,503
6,654,384	Bayview Commercial Asset Trust, Series 2007-4A, Class A1, (1 mo. LIBOR USD + 0.450%), 1.12%, 09/25/37(b)(e)	6,261,814
6,957,599	Bayview Commercial Asset Trust, Series 2007-5A, Class A4, (1 mo. LIBOR USD + 1.500%), 2.17%, 10/25/37(b)(e)	5,120,255
9,848,893	Bayview Commercial Asset Trust, Series 2007-6A, Class A4A, (1 mo. LIBOR USD + 1.500%), 2.17%, 12/25/37(b)(e)	9,517,250
4,250,000	BX Commercial Mortgage Trust, Series 2019-XL, Class J, (1 mo. LIBOR USD + 2.650%), 3.20%, 10/15/36(b)(e)	4,148,536
1,278,134	CBA Commercial Small Balance Commercial Mortgage, Series 2007-1A, Class A, STEP, 6.26%, 07/25/39(b)	986,456
3,000,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class M2, (1 mo. LIBOR USD + 0.600%), 1.27%, 06/25/37(b)(e)	2,593,321

62

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$3,600,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-3A, Class M2, (1 mo. LIBOR USD + 2.000%), 2.67%, 10/25/37(b)(e)	$2,816,510
2,632,747	Velocity Commercial Capital Loan Trust, Series 2016-1, Class M5, 8.58%, 04/25/46(b)(g)	2,648,795
2,243,467	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M4, 5.32%, 10/26/48(b)(g)	2,129,902
857,101	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M5, 6.36%, 10/26/48(b)(g)	821,451
1,450,438	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M2, 4.01%, 03/25/49(b)(g)	1,405,292
1,761,981	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M3, 4.12%, 03/25/49(b)(g)	1,678,381
2,074,156	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M4, 4.61%, 03/25/49(b)(g)	1,938,929
1,388,821	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M5, 5.70%, 03/25/49(b)(g)	1,307,734
450,299	Velocity Commercial Capital Loan Trust, Series 2019-2, Class M5, 4.93%, 07/25/49(b)(g)	422,550
2,030,134	Velocity Commercial Capital Loan Trust, Series 2021-1, Class M5, 3.97%, 05/25/51(b)(g)	1,780,397
1,241,259	Velocity Commercial Capital Loan Trust, Series 2021-2, Class M5, 4.01%, 08/25/51(b)(g)	1,093,927
1,241,259	Velocity Commercial Capital Loan Trust, Series 2021-2, Class M6, 4.92%, 08/25/51(b)(g)	1,099,564
3,326,855	Velocity Commercial Capital Loan Trust, Series 2021-2, Class M7, 6.54%, 08/25/51(b)(h)	2,930,374
4,965,420	Velocity Commercial Capital Loan Trust, Series 2021-3, Class M5, 4.33%, 10/25/51(b)(g)	4,437,908
1,969,995	Velocity Commercial Capital Loan Trust, Series 2021-4, Class M5, 5.68%, 12/26/51(b)(g)	1,796,287
4,505,429	Velocity Commercial Capital Loan Trust, Series 2021-4, Class M6, 6.66%, 12/26/51(b)(g)	3,978,215
Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$4,920,613	Velocity Commercial Capital Loan Trust, Series 2022-1, Class M4, 5.20%, 02/25/52(b)(g)	$4,529,986
		68,129,054
Total Non-Agency Mortgage-Backed Securities (Cost $655,375,547)		629,693,049

U.S. GOVERNMENT SPONSORED AGENCY MORTGAGE-BACKED SECURITIES — 1.3%
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
5,000,000	Freddie Mac STACR REMIC Trust, Series 2020-DNA5, Class B1, (SOFR 30A + 4.800%), 5.09%, 10/25/50(b)(e)	5,203,668
3,000,000	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B1, (SOFR 30A + 3.000%), 3.29%, 12/25/50(b)(e)	2,782,597
2,000,000	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B2, (SOFR 30A + 5.650%), 5.94%, 12/25/50(b)(e)	1,891,350
3,076,000	Freddie Mac STACR REMIC Trust, Series 2021-DNA1, Class B1, (SOFR 30A + 2.650%), 2.94%, 01/25/51(b)(e)	2,768,535
4,000,000	Freddie Mac STACR REMIC Trust, Series 2021-DNA1, Class B2, (SOFR 30A + 4.750%), 5.04%, 01/25/51(b)(e)	3,560,447
4,000,000	Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class B2, (SOFR 30A + 5.500%), 5.79%, 01/25/34(b)(e)	3,795,642
1,375,566	Freddie Mac STACR REMIC Trust, Series 2021-HQA1, Class B1, (SOFR 30A + 3.000%), 3.29%, 08/25/33(b)(e)	1,224,296
2,856,608	Freddie Mac STACR REMIC Trust, Series 2021-HQA1, Class B2, (SOFR 30A + 5.000%), 5.29%, 08/25/33(b)(e)	2,495,673
1,360,617	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class B2, (1 mo. LIBOR USD + 10.000%), 10.67%, 07/25/29(e)	1,364,314

63

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class B1, (1 mo. LIBOR USD + 3.150%), 3.82%, 07/25/30(e)	$2,925,033
29,416	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-SPI2, Class M2, 3.82%, 05/25/48(b)(g)	29,075
4,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, (SOFR 30A + 4.000%), 4.29%, 11/25/50(b)(e)	3,885,661
2,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1, (SOFR 30A + 3.400%), 3.69%, 08/25/33(b)(e)	1,888,027
3,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B2, (SOFR 30A + 6.000%), 6.29%, 08/25/33(b)(e)	2,852,781
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $38,314,432)		36,667,099

U.S. GOVERNMENT SECURITIES — 27.2%
U.S. Treasury Bonds — 19.5%
41,315,000	3.63%, 08/15/43	44,179,614
42,400,000	3.63%, 02/15/44	45,368,000
48,055,000	3.38%, 05/15/44	49,491,019
47,350,000	3.13%, 08/15/44	46,865,402
47,550,000	3.00%, 02/15/47	46,504,271
47,000,000	2.75%, 08/15/47	44,102,891
45,400,000	3.00%, 08/15/48	44,850,234
46,350,000	3.38%, 11/15/48	49,241,443
47,000,000	3.00%, 02/15/49	46,838,438
47,300,000	2.88%, 05/15/49	46,069,461
59,560,000	1.25%, 05/15/50	39,905,200
57,000,000	1.63%, 11/15/50	42,097,617
		545,513,590
U.S. Treasury Notes — 7.7%
44,000,000	1.38%, 09/15/22	44,044,687
45,000,000	1.00%, 01/31/24	43,650,000
43,000,000	2.75%, 02/15/24	43,080,625
44,000,000	1.50%, 02/29/24	43,102,813
Principal Amount		Value
U.S. Treasury Notes (continued)
$43,000,000	2.50%, 05/15/24	$42,818,594
		216,696,719
Total U.S. Government Securities (Cost $919,873,736)		762,210,309

Shares
CASH SWEEP — 4.3%
UNITED STATES — 4.3%
121,563,770	Citibank - US Dollars on Deposit in Custody Account, 0.03%(i)	121,563,770
Total Cash Sweep (Cost $121,563,770)		121,563,770
TOTAL INVESTMENTS — 99.8% (Cost $3,102,717,482)		$2,802,500,027
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		6,395,155
NET ASSETS — 100.0%		$2,808,895,182

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $70,466,233 which is 2.51% of net assets and the cost is $71,732,142.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $853,618,866, which is 30.39% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2022.
(d)	Perpetual security with no stated maturity date.
(e)	Floating rate security. Rate shown is the rate in effect as of April 30, 2022.
(f)	These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(g)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2022.
(h)	Zero coupon security. The rate represents the yield at time of purchase.
(i)	The rate shown represents the current yield as of April 30, 2022.

64

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Reference Entity	Counterparty	Payment/ Expiration Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Depreciation
Total Return Swaps
Total return swap with Barclays receiving total return of the Barclays US Mortgage Backed Securities Index over the initial level of 2,310.26 and paying a (3 mo. LIBOR USD + 0.650%) 1.453%, with quarterly payments until expiration date	Barclays Bank Plc	09/13/2022	40,000	$(3,654,824)	$–	$(3,654,824)
Total return swap with Barclays receiving total return of the Barclays US Mortgage Backed Securities Index over the initial level of 2,301.18 and paying a (SOFR RATE + 0.770%) at expiration date	Barclays Bank Plc	01/04/2023	100,000	(8,953,312)	–	(8,953,312)
Total return swap with Barclays receiving total return of the Barclays US Mortgage Backed Securities Index over the initial level of 2,264.19 and paying a (SOFR RATE + 0.680%) at expiration date	Barclays Bank Plc	03/01/2023	120,000	(8,761,666)	–	(8,761,666)
Total Total Return Swaps						$(21,369,802)

The following abbreviations are used in the report:

CDI — Chess Depositary Interests

CLO — Collateralized Loan Obligation

CVR — Contingent Value Right

ETF — Exchange-Traded Fund

LIBOR — London Interbank Offered Rate

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

SOFR 30A — Secured Overnight Financing Rate 30 Day Average USD

SPDR — Standard & Poor’s Depositary Receipt

STEP — Step Coupon Bond
USD — U.S. Dollar

65

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

PORTFOLIO DIVERSIFICATION BY SECTOR (UNAUDITED)

Sector:	Percentage of Net Assets
Asset-Backed Securities	14.9%
Bank Loans	0.3
Corporate Bonds	9.8
Exchange-Traded Funds	19.4
Non-Agency Mortgage-Backed Securities	22.4
Preferred Stocks	0.2
U.S. Government Agencies and Securities	28.5
Other*	4.5
100.0%

*	Includes cash and equivalents, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
66

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	April 30, 2022
(Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 0.7%
California — 0.3%
$4,500,000	University of California University & College Improvements Revenue Bonds, Series BG, 1.61%, 05/15/30	$3,805,974
New Jersey — 0.1%
1,750,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 1.48%, 01/01/28	1,535,238
Pennsylvania — 0.3%
5,000,000	Pennsylvania State University Refunding Revenue Bonds, Series D, 1.65%, 09/01/25	4,754,716
Total Municipal Bonds (Cost $11,250,000)		10,095,928

CORPORATE BONDS — 30.1%
Banks — 6.4%
1,500,000	ANZ New Zealand Int’l Ltd., 1.25%, 06/22/26(a)	1,352,786
4,000,000	Banco Santander SA, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.450%), 0.70%, 06/30/24(b)	3,868,012
5,470,000	Bank of America Corp., (SOFR RATE + 0.960%), 1.73%, 07/22/27(b)	4,912,774
5,000,000	Bank of America Corp. MTN, (SOFR RATE + 1.330%), 3.38%, 04/02/26(b)	4,894,166
5,020,000	Bank of Montreal MTN, 2.15%, 03/08/24	4,919,982
3,675,000	Bank of New York Mellon Corp. (The) MTN, 1.60%, 04/24/25	3,488,358
6,140,000	Barclays Plc, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.200%), 2.67%, 03/10/32(b)	5,121,542
5,000,000	BNP Paribas SA, (SOFR RATE + 1.004%), 1.32%, 01/13/27(a)(b)	4,449,302
5,000,000	BPCE SA, 1.00%, 01/20/26(a)	4,474,817
Principal Amount		Value
Banks (continued)
$5,560,000	Canadian Imperial Bank of Commerce, 3.10%, 04/02/24	$5,532,502
6,295,000	Citigroup, Inc., (3 mo. LIBOR USD + 1.390%), 3.67%, 07/24/28(b)	6,060,329
4,000,000	Credit Suisse AG, 1.25%, 08/07/26	3,546,455
2,000,000	Danske Bank A/S, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.550%), 0.98%, 09/10/25(a)(b)	1,858,652
4,570,000	HSBC Holdings Plc, (SOFR RATE + 1.285%), 2.21%, 08/17/29(b)	3,935,317
7,136,000	JPMorgan Chase & Co., (SOFR RATE + 1.015%), 2.07%, 06/01/29(b)	6,251,370
3,369,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 1.260%), 4.20%, 07/23/29(b)	3,312,332
4,000,000	Macquarie Group Ltd., (SOFR RATE + 0.694%), 1.20%, 10/14/25(a)(b)	3,737,306
5,000,000	Mitsubishi UFJ Financial Group, Inc., (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.750%), 1.54%, 07/20/27(b)	4,472,877
5,000,000	Mizuho Financial Group, Inc., (3 mo. LIBOR USD + 1.000%), 3.92%, 09/11/24(b)	5,028,224
2,875,000	Morgan Stanley, (SOFR RATE + 0.879%), 1.59%, 05/04/27(b)	2,587,284
2,555,000	Morgan Stanley GMTN, (SOFR RATE + 0.858%), 1.51%, 07/20/27(b)	2,276,378
6,000,000	Truist Bank, Series BKNT, 1.25%, 03/09/23	5,936,796
4,500,000	Westpac Banking Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.530%), 3.02%, 11/18/36(b)	3,726,359
		95,743,920
Communication Services — 2.1%
9,735,000	Amazon.com, Inc., 3.60%, 04/13/32	9,554,370

67

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
Communication Services (continued)
$5,720,000	Comcast Corp., 4.15%, 10/15/28	$5,764,737
3,093,000	Discovery Communications LLC, 3.80%, 03/13/24	3,093,940
6,000,000	Magallanes, Inc., 3.76%, 03/15/27(a)	5,785,839
5,000,000	Morgan Stanley Domestic Holdings, Inc., 4.50%, 06/20/28	5,034,069
3,176,000	Omnicom Group, Inc., 2.45%, 04/30/30	2,775,254
		32,008,209
Consumer Discretionary — 4.3%
5,500,000	American Honda Finance Corp. MTN, 0.88%, 07/07/23	5,386,148
2,500,000	Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 1.91%, 09/01/30	2,168,498
2,630,000	DR Horton, Inc., 1.40%, 10/15/27	2,266,733
5,465,000	Equifax, Inc., 2.60%, 12/01/24	5,324,832
2,300,000	General Motors Financial Co., Inc., 1.70%, 08/18/23	2,255,484
2,616,000	General Motors Financial Co., Inc., 4.35%, 04/09/25	2,627,096
5,210,000	Hasbro, Inc., 3.50%, 09/15/27	5,007,900
5,000,000	Lowe’s Cos, Inc., 3.10%, 05/03/27	4,846,668
4,205,000	McDonald’s Corp. MTN, 3.30%, 07/01/25	4,193,347
5,105,000	Moody’s Corp., 3.75%, 03/24/25	5,132,300
5,500,000	Ross Stores, Inc., 0.88%, 04/15/26	4,923,431
3,535,000	Southwest Airlines Co., 5.25%, 05/04/25	3,656,122
3,693,000	Southwest Airlines Co., 5.13%, 06/15/27	3,831,783
1,000,000	Starbucks Corp., 1.30%, 05/07/22	999,997
4,995,000	Toyota Motor Credit Corp. MTN, 1.45%, 01/13/25	4,761,976
4,985,000	Verisk Analytics, Inc., 4.00%, 06/15/25	5,017,357

Principal Amount		Value
Consumer Discretionary (continued)
$1,830,000	Walmart, Inc., 1.80%, 09/22/31	$1,561,499
		63,961,171
Consumer Staples — 1.1%
5,000,000	Bunge Ltd. Finance Corp., 1.63%, 08/17/25	4,651,156
5,000,000	Diageo Capital Plc, 2.63%, 04/29/23	5,001,385
4,950,000	General Mills, Inc., 4.00%, 04/17/25	5,022,536
1,426,000	Kroger Co. (The), 2.80%, 08/01/22	1,427,414
		16,102,491
Diversified Financials — 3.3%
5,950,000	Ally Financial, Inc., 2.20%, 11/02/28	5,159,172
1,760,000	American Express Co., 3.70%, 08/03/23	1,778,309
2,000,000	American Tower Corp. REIT, 2.40%, 03/15/25	1,923,618
5,000,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	4,395,849
3,000,000	Aon Corp./Aon Global Holdings Plc, 2.85%, 05/28/27	2,859,218
5,000,000	Athene Global Funding, 1.73%, 10/02/26(a)	4,443,656
5,000,000	Capital One Financial Corp., (SOFR RATE + 0.690%), 1.34%, 12/06/24(b)	4,806,426
3,000,000	Capital One Financial Corp., (SOFR RATE + 1.337%), 2.36%, 07/29/32(b)	2,417,661
2,490,000	Charles Schwab Corp. (The), 2.45%, 03/03/27	2,345,494
2,570,000	Charles Schwab Corp. (The), 2.00%, 03/20/28	2,322,039
3,270,000	Goldman Sachs Group, Inc. (The), (3 mo. LIBOR USD + 1.000%), 2.18%, 07/24/23(c)	3,269,493
1,800,000	Mastercard, Inc., 3.50%, 02/26/28	1,784,403
5,000,000	New York Life Global Funding, 1.10%, 05/05/23(a)	4,911,941
6,070,000	Public Storage REIT, 1.85%, 05/01/28	5,409,333

68

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
Diversified Financials (continued)
$2,525,000	Visa, Inc., 1.90%, 04/15/27	$2,348,726
		50,175,338
Energy — 2.8%
6,235,000	BP Capital Markets America, Inc., 3.94%, 09/21/28	6,175,158
6,253,000	Chevron USA, Inc., 0.69%, 08/12/25	5,752,610
1,500,000	Enbridge, Inc., 1.60%, 10/04/26	1,357,075
5,567,000	Energy Transfer LP, 4.95%, 06/15/28	5,622,828
8,525,000	Pioneer Natural Resources Co., 1.13%, 01/15/26	7,727,888
5,370,000	Sabine Pass Liquefaction LLC, 5.88%, 06/30/26	5,645,536
3,555,000	Valero Energy Corp., 1.20%, 03/15/24	3,392,473
5,000,000	Williams Cos., Inc. (The), 3.35%, 08/15/22	5,001,920
1,560,000	Williams Cos., Inc. (The), 4.50%, 11/15/23	1,581,497
		42,256,985
Health Care — 2.6%
4,000,000	AbbVie, Inc., 2.60%, 11/21/24	3,903,599
5,000,000	Anthem, Inc., 3.65%, 12/01/27	4,895,490
3,000,000	Bristol-Myers Squibb Co., 2.90%, 07/26/24	2,984,051
2,714,000	Cigna Corp., 3.75%, 07/15/23	2,736,887
2,000,000	GSK Consumer Healthcare Capital US LLC, 3.63%, 03/24/32(a)	1,881,094
5,000,000	HCA, Inc., 5.00%, 03/15/24	5,123,285
5,000,000	Kaiser Foundation Hospitals, 3.15%, 05/01/27	4,863,214
6,320,000	Merck & Co., Inc., 1.45%, 06/24/30	5,280,665
5,000,000	Stryker Corp., 1.15%, 06/15/25	4,658,058
2,550,000	Thermo Fisher Scientific, Inc., 1.22%, 10/18/24	2,420,242
		38,746,585
Principal Amount		Value
Industrials — 1.3%
$4,175,000	General Dynamics Corp., 3.63%, 04/01/30	$4,100,677
6,206,000	Jabil, Inc., 4.70%, 09/15/22	6,265,032
3,500,000	Magna International, Inc., 3.63%, 06/15/24	3,510,160
2,522,000	Precision Castparts Corp., 3.25%, 06/15/25	2,529,420
2,591,000	Union Pacific Corp., 3.95%, 09/10/28	2,592,071
		18,997,360
Information Technology — 1.7%
4,165,000	Adobe, Inc., 3.25%, 02/01/25	4,181,250
3,000,000	Broadcom, Inc., 3.15%, 11/15/25	2,925,373
4,871,000	Hewlett Packard Enterprise Co., 4.90%, 10/15/25	5,020,657
5,475,000	Oracle Corp., 2.50%, 05/15/22	5,476,720
7,545,000	PayPal Holdings, Inc., 2.85%, 10/01/29	6,926,765
1,564,000	Roper Technologies, Inc., 2.95%, 09/15/29	1,444,592
		25,975,357
Materials — 1.9%
5,200,000	Air Products and Chemicals, Inc., 1.50%, 10/15/25	4,882,905
4,730,000	DuPont de Nemours, Inc., 4.49%, 11/15/25	4,815,864
10,000,000	Georgia-Pacific LLC, 1.75%, 09/30/25(a)	9,407,123
5,250,000	Nucor Corp., 2.00%, 06/01/25	5,025,575
3,996,000	Sherwin-Williams Co. (The), 3.45%, 08/01/25	3,959,295
		28,090,762
Telecommunication Services — 0.7%
6,000,000	T-Mobile USA, Inc., 3.88%, 04/15/30	5,688,649
5,935,000	Verizon Communications, Inc., 1.75%, 01/20/31	4,851,734
		10,540,383
Utilities — 1.9%
2,000,000	Dominion Energy, Inc., Series B, 3.60%, 03/15/27	1,963,054
5,000,000	Eversource Energy, Series N, 3.80%, 12/01/23	5,049,110

69

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
Utilities (continued)
$4,180,000	Florida Power & Light Co., 2.75%, 06/01/23	$4,187,768
5,000,000	Public Service Co. of Colorado, Series 35, 1.90%, 01/15/31	4,241,484
4,329,864	SCE Recovery Funding LLC, Series A-1, 0.86%, 11/15/31	3,828,097
5,000,000	Southern Co. Gas Capital Corp., 2.45%, 10/01/23	4,953,119
5,000,000	Xcel Energy, Inc., 3.30%, 06/01/25	4,950,907
		29,173,539
Total Corporate Bonds (Cost $485,130,874)		451,772,100

ASSET-BACKED SECURITIES — 7.8%
CAYMAN ISLANDS — 4.2%
Collateralized Loan Obligations — 4.2%
3,500,000	AGL CLO 10 Ltd., Series 2021-10A, Class B, (3 mo. LIBOR USD + 1.500%), 2.54%, 04/15/34(a)(c)	3,446,588
5,000,000	Aimco CLO 14 Ltd., Series 2021-14A, Class A, (3 mo. LIBOR USD + 0.990%), 2.05%, 04/20/34(a)(c)	4,929,589
4,500,000	Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class BR, (3 mo. LIBOR USD + 1.700%), 2.74%, 10/15/34(a)(c)	4,425,029
4,500,000	CIFC Funding Ltd., Series 2019-5A, Class A2RS, (3 mo. LIBOR USD + 1.750%), 2.79%, 01/15/35(a)(c)	4,455,662
1,500,000	Flatiron CLO 17 Ltd., Series 2017-1A, Class BR, (3 mo. LIBOR USD + 1.450%), 1.96%, 05/15/30(a)(c)	1,481,012
2,000,000	Flatiron CLO 19 Ltd., Series 2019-1A, Class BR, (3 mo. LIBOR USD + 1.550%), 2.01%, 11/16/34(a)(c)	1,963,163
5,750,000	GoldentTree Loan Management US CLO 10 Ltd., Series 2021-10A, Class B, (3 mo. LIBOR USD + 1.600%), 2.66%, 07/20/34(a)(c)	5,671,410
Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$3,500,000	Golub Capital Partners CLO Ltd., Series 2020-50A, Class BR, (3 mo. Term SOFR + 1.950%), 2.12%, 04/20/35(a)(c)	$3,469,942
4,700,000	Gulf Stream Meridian 3 Ltd., Series 2021-IIIA, Class A2, (3 mo. LIBOR USD + 1.750%), 2.79%, 04/15/34(a)(c)	4,663,392
5,000,000	Gulf Stream Meridian 7 Ltd., Series 2022-7A, Class A2, (3 mo. Term SOFR + 2.000%), 2.30%, 07/15/35(a)(c)	4,994,348
1,500,000	LCM XXIV Ltd., Series 24A, Class BR, (3 mo. LIBOR USD + 1.400%), 2.46%, 03/20/30(a)(c)	1,477,503
1,750,000	OCP CLO Ltd., Series 2019-17A, Class BR, (3 mo. LIBOR USD + 1.600%), 2.66%, 07/20/32(a)(c)	1,719,305
4,500,000	Octagon 55 Ltd., Series 2021-1A, Class B, (3 mo. LIBOR USD + 1.650%), 2.71%, 07/20/34(a)(c)	4,451,463
4,500,000	Palmer Square CLO Ltd., Series 2022-1A, Class B, (3 mo. Term SOFR + 1.800%), 2.27%, 04/20/35(a)(c)	4,470,203
4,000,000	Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, (3 mo. LIBOR USD + 1.400%), 2.46%, 07/20/29(a)(c)	3,976,160
5,000,000	Rad CLO 1 Ltd., Series 2018-1A, Class BR, (3 mo. LIBOR USD + 1.400%), 2.44%, 07/15/31(a)(c)	4,925,227
3,000,000	Regatta XXI Funding Ltd., Series 2021-3A, Class B, (3 mo. LIBOR USD + 1.700%), 2.76%, 10/20/34(a)(c)	2,957,906
		63,477,902
UNITED STATES — 3.6%
Other Asset-Backed Securities — 3.6%
2,100,000	BMW Vehicle Lease Trust, Series 2021-1, Class A4, 0.37%, 07/25/24	2,042,635
2,750,000	Capital One Prime Auto Receivables Trust, Series 2021-1, Class A3, 0.77%, 09/15/26	2,626,480

70

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$1,500,000	CarMax Auto Owner Trust, Series 2021-1, Class B, 0.74%, 10/15/26	$1,396,601
350,000	CarMax Auto Owner Trust, Series 2021-2, Class A3, 0.52%, 02/17/26	336,591
1,000,000	CarMax Auto Owner Trust, Series 2022-2, Class A3, 3.49%, 02/16/27	1,000,620
1,500,000	CNH Equipment Trust, Series 2021-C, Class A4, 1.16%, 10/16/28	1,390,412
2,000,000	Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.96%, 02/15/30(a)	1,923,818
1,280,037	Drive Auto Receivables Trust, Series 2021-1, Class A3, 0.44%, 11/15/24	1,279,344
1,620,896	Enterprise Fleet Financing LLC, Series 2020-2, Class A2, 0.61%, 07/20/26(a)	1,589,646
1,750,000	Enterprise Fleet Financing LLC, Series 2021-3, Class A2, 0.77%, 08/20/27(a)	1,690,913
4,000,000	Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06%, 04/15/33(a)	3,663,042
1,000,000	HPEFS Equipment Trust, Series 2021-2A, Class B, 0.61%, 09/20/28(a)	962,178
1,250,000	Hyundai Auto Lease Securitization Trust, Series 2020-B, Class B, 0.81%, 10/15/24(a)	1,230,040
1,852,037	Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.94%, 07/15/69(a)	1,730,515
2,932,407	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69(a)	2,759,000
5,000,000	PFS Financing Corp., Series 2020-A, Class A, 1.27%, 06/15/25(a)	4,899,288
2,000,000	PFS Financing Corp., Series 2021-A, Class A, 0.71%, 04/15/26(a)	1,886,834
1,574,937	Santander Drive Auto Receivables Trust, Series 2020-4, Class B, 0.73%, 03/17/25	1,572,389
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$1,059,325	Sofi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.34%, 08/25/47(a)	$1,057,311
755,216	Sofi Professional Loan Program Trust, Series 2021-A, Class AFX, 1.03%, 08/17/43(a)	692,960
1,800,000	Synchrony Card Funding LLC, Series 2022-A1, Class A, 3.37%, 04/17/28	1,800,208
2,000,000	Tesla Auto Lease Trust, Series 2021-B, Class A3, 0.60%, 09/22/25(a)	1,904,007
1,970,986	Toyota Auto Receivables Owner Trust, Series 2020-C, Class A3, 0.44%, 10/15/24	1,951,834
5,500,000	Verizon Owner Trust, Series 2020-B, Class A, 0.47%, 02/20/25	5,415,431
2,500,000	Verizon Owner Trust, Series 2020-C, Class B, 0.67%, 04/21/25	2,396,381
378,582	World Omni Auto Receivables Trust, Series 2019-A, Class A3, 3.04%, 05/15/24	380,002
3,500,000	World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	3,439,140
		53,017,620
Total Asset-Backed Securities (Cost $119,145,658)		116,495,522

NON-AGENCY MORTGAGE-BACKED
SECURITIES — 0.0%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
579,903	JP Morgan Tax-Exempt Pass-Through Trust, Series 2012-AMT1, Class A, 3.00%, 01/27/38(a)	520,351
Total Non-Agency Mortgage-Backed Securities (Cost $588,050)		520,351

U.S. GOVERNMENT SECURITIES — 60.4%
U.S. Treasury Bonds — 3.2%
58,372,000	1.88%, 02/15/41	47,785,234
U.S. Treasury Inflation Indexed Bonds — 2.8%
40,106,686	0.63%, 01/15/24(d)	41,862,920
71

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
U.S. Treasury Notes — 54.4%
$15,000,000	0.13%, 09/30/22	$14,928,516
1,000,000	1.63%, 12/15/22	999,805
40,000,000	0.13%, 06/30/23	39,010,938
63,595,000	2.75%, 07/31/23	63,890,617
93,139,000	2.25%, 01/31/24	92,531,413
100,000,000	0.25%, 06/15/24	94,871,094
74,871,000	2.38%, 08/15/24	74,139,838
24,486,000	2.00%, 02/15/25	23,919,761
35,139,000	2.00%, 08/15/25	34,138,362
56,783,000	2.25%, 11/15/25	55,507,600
59,079,000	1.63%, 02/15/26	56,316,595
29,558,000	2.00%, 11/15/26	28,365,289
30,000,000	1.50%, 01/31/27	28,108,594
11,853,000	0.50%, 04/30/27	10,523,242
18,258,000	2.38%, 05/15/27	17,785,146
67,179,000	1.00%, 07/31/28	59,707,960
3,249,000	2.63%, 02/15/29	3,185,924
6,321,000	2.38%, 03/31/29	6,099,765
35,999,000	1.50%, 02/15/30	32,511,597
90,354,000	1.38%, 11/15/31	79,017,397
		815,559,453
Total U.S. Government Securities (Cost $953,828,783)		905,207,607

Shares
INVESTMENT COMPANY — 0.7%
10,218,806	SEI Daily Income Trust Government II Fund - Class A, 0.19%(e)	10,218,806
Total Investment Company (Cost $10,218,806)		10,218,806

TOTAL INVESTMENTS — 99.7% (Cost $1,580,162,171)		$1,494,310,314
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		4,658,682
NET ASSETS — 100.0%		$1,498,968,996

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2022.
(c)	Floating rate security. Rate shown is the rate in effect as of April 30, 2022.
(d)	Inflation protected security.
(e)	The rate shown represents the current yield as of April 30, 2022.

The following abbreviations are used in the report:

CLO — Collateralized Loan Obligation

GMTN — Global Medium Term Note

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

PORTFOLIO DIVERSIFICATION BY SECTOR (UNAUDITED)

Sector:	Percentage of Net Assets
Asset-Backed Securities	7.8%
Corporate Bonds	30.1
Municipal Bonds	0.7
Non-Agency Mortgage-Backed Securities	0.0 *
U.S. Government Securities	60.4
Other**	1.0
100.0%

*	Represents less than 0.01% of net assets.
**	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

72

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	April 30, 2022
(Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 93.2%
Alabama — 0.6%
$2,000,000	Alabama Federal Aid Highway Finance Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 09/01/22	$2,022,838
1,500,000	Alabama Public School & College Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 05/01/24	1,576,226
3,660,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/26	3,873,182
1,500,000	City of Huntsville Warrants Refunding GO, Series A, 5.00%, 08/01/26	1,584,523
13,000,000	Water Works Board of the City of Birmingham Water Utility Improvements Revenue Bonds, Series B, 5.00%, 01/01/45(a)	13,874,665
		22,931,434
Arizona — 0.9%
1,715,000	Arizona Board of Regents Advance Refunding COP, Series A, 5.00%, 06/01/24	1,801,889
875,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, 5.00%, 07/01/25	921,693
1,300,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, Series A, 5.00%, 07/01/29(a)	1,307,750
2,390,000	Arizona School Facilities Board Advance Refunding COP, Series A, 5.00%, 09/01/23	2,478,308
1,250,000	Arizona Water Infrastructure Finance Authority Refunding Revenue Bonds, Series A, 5.00%, 10/01/26	1,326,683
8,950,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds, 5.00%, 01/01/30	10,015,242
Principal Amount		Value
Arizona (continued)
$6,470,000	Salt River Project Agricultural Improvement & Power District Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 01/01/23	$6,600,175
5,000,000	Town of Gilbert Public Improvements GO, 5.00%, 07/15/23	5,167,172
5,250,000	Town of Gilbert Public Improvements GO, 5.00%, 07/15/25	5,662,596
		35,281,508
Arkansas — 0.2%
7,250,000	State of Arkansas Public Improvements GO, 5.00%, 10/01/26	7,691,257
735,000	University of Arkansas Refunding Revenue Bonds, 5.00%, 03/01/26	784,283
		8,475,540
California — 5.6%
5,000,000	Bay Area Toll Authority Refunding Revenue Bonds, Series B2, 0.35%, 04/01/47(b)	5,000,000
100,000	California Health Facilities Financing Authority Current Refunding Revenue Bonds, (California Mortgage Insurance), 5.00%, 07/01/23	103,215
5,235,000	City of Los Angeles Department of Airports Airport & Marina Improvements Revenue Bonds, Series D, 5.00%, 05/15/27	5,670,034
5,000,000	City of Los Angeles Department of Airports Airport & Marina Improvements Revenue Bonds, Series D, 5.00%, 05/15/28	5,467,478
8,250,000	City of Los Angeles Department of Airports Airport & Marina Improvements Revenue Bonds, Series D, 5.00%, 05/15/30	9,117,544
10,000,000	City of Los Angeles Department of Airports Airport & Marina Improvements Revenue Bonds, Series D, 5.00%, 05/15/31	11,122,698

73

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
California (continued)
$1,500,000	County of San Bernardino CA Arrow Head Project Current Refunding COP, Series A, 5.00%, 10/01/23	$1,557,890
5,000,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/24	5,273,311
3,500,000	Sacramento Municipal Utility District Electric Light & Power Improvements Revenue Bonds, Series H, 5.00%, 08/15/36	3,972,074
3,500,000	Sacramento Municipal Utility District Refunding Revenue Bonds, Sub-Series B, 5.00%, 08/15/49(b)	3,717,469
6,850,000	San Bernardino Community College District Advance Refunding GO, 1.61%, 08/01/27	6,180,304
3,800,000	San Diego County Water Authority Refunding Revenue Bonds, Sub-Series S1, 5.00%, 05/01/28	4,280,583
800,000	San Diego Regional Building Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 10/15/24	847,049
2,500,000	San Francisco Bay Area Rapid Transit District Transit Improvements GO, Series B-1, 5.00%, 08/01/24	2,645,940
10,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series 2020, 5.00%, 05/01/37	10,855,946
2,340,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/31	2,586,801
10,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/32	11,031,810
Principal Amount		Value
California (continued)
$4,380,000	State of California Advance Refunding GO, 5.00%, 08/01/25	$4,721,967
4,475,000	State of California Advance Refunding GO, 5.00%, 11/01/25	4,848,699
4,530,000	State of California Advance Refunding GO, Group B, 5.00%, 09/01/25	4,891,888
4,415,000	State of California Current Refunding GO, 5.00%, 10/01/25	4,775,697
750,000	State of California Current Refunding GO, 5.00%, 04/01/24	788,366
2,000,000	State of California Current Refunding GO, 5.00%, 10/01/25	2,163,396
2,630,000	State of California Current Refunding GO, 5.00%, 10/01/25	2,844,866
3,250,000	State of California Current Refunding GO, 5.00%, 08/01/26	3,573,127
9,635,000	State of California Current Refunding GO, 5.00%, 12/01/28	10,907,880
15,000,000	State of California Current Refunding GO, (AGM), 5.25%, 08/01/32	17,773,076
1,620,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, Series AX, 5.00%, 12/01/22	1,651,913
6,210,000	State of California GO, 5.00%, 10/01/23	6,459,418
3,735,000	State of California GO, 5.00%, 10/01/24	3,963,227
7,000,000	State of California Public Improvements GO, 5.00%, 09/01/22	7,086,479
3,000,000	State of California Public Improvements GO, 5.00%, 03/01/26	3,208,787
5,715,000	State of California Public Improvements GO, 5.00%, 10/01/27	6,231,282
8,000,000	State of California Refunding GO, 5.00%, 10/01/25	8,483,038

74

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
California (continued)
$7,230,000	State of California School Improvements GO, 5.00%, 11/01/28	$8,071,301
5,000,000	State of California Water Utility Improvements GO, 5.00%, 04/01/27	5,549,530
5,000,000	State of California Water Utility Improvements GO, 5.00%, 04/01/28	5,609,666
7,265,000	State of California Water Utility Improvements GO, 5.00%, 04/01/29	8,245,737
3,500,000	State of California Water Utility Improvements GO, 5.00%, 04/01/30	4,013,275
6,360,000	University of California Refunding Revenue Bonds, Series AJ, 4.60%, 05/15/31	6,600,006
		221,892,767
Colorado — 1.4%
3,000,000	Adams & Weld Counties School District No 27J Brighton Improvements GO, (State Aid Withholding), 5.00%, 12/01/22	3,054,897
3,000,000	Adams & Weld Counties School District No 27J Brighton Improvements GO, (State Aid Withholding), 5.00%, 12/01/23	3,128,667
5,850,000	City & County of Denver CO Airport System Revenue Airport & Marina Improvements Refunding Revenue Bonds, Series A, 5.00%, 12/01/28	6,376,684
8,000,000	City & County of Denver CO Airport System Revenue Refunding Revenue Bonds, Series A1, 5.00%, 11/15/22	8,134,766
2,175,000	City & County of Denver CO Airport System Revenue Refunding Revenue Bonds, Series A1, 5.00%, 11/15/32	2,451,235
5,000,000	City & County of Denver CO Airport System Revenue Refunding Revenue Bonds, Series A2, 5.00%, 11/15/23	5,194,161
Principal Amount		Value
Colorado (continued)
$3,300,000	City & County of Denver CO Airport System Revenue Refunding Revenue Bonds, Series A2, 5.00%, 11/15/25	$3,547,006
10,000,000	City & County of Denver CO Airport System Revenue, Series A, 5.00%, 12/01/32	10,732,871
4,000,000	City & County of Denver Co. Airport System Refunding Revenue Bonds, Series D, 5.00%, 11/15/31(b)	4,061,158
2,060,000	Colorado Higher Education Refunding COP, Series A, 5.00%, 11/01/24	2,180,581
2,000,000	Denver City & County School District No 1 Refunding GO, (State Aid Withholding), 5.00%, 12/01/24	2,129,264
4,275,000	Regional Transportation District Sales Tax Revenue Advance Refunding Revenue Bonds, 1.18%, 11/01/27	3,800,926
890,000	Weld County School District No RE-2 Eaton Schools Improvements GO, (State Aid Withholding), 5.00%, 12/01/23	928,454
		55,720,670
Connecticut — 3.4%
9,000,000	Connecticut State Health & Educational Facilities Authority Refunding Revenue Bonds, Series A, 1.45%, 07/01/42(b)(c)	9,000,176
6,500,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, 4.00%, 07/01/31	7,022,170
8,880,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series C-1, 5.00%, 07/01/40(b)	9,916,184
11,200,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series S, 5.00%, 07/01/27	12,542,111

75

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
Connecticut (continued)
$1,000,000	Metropolitan District Refunding Notes GO, 5.00%, 03/01/25	$1,045,541
5,860,000	Metropolitan District Refunding Notes GO, Series C, (AGM), 5.00%, 11/01/25	6,365,743
2,350,000	State of Connecticut Clean Water Fund - State Revolving Fund Refunding Revenue Bonds, Series A, 5.00%, 03/01/29	2,508,233
5,000,000	State of Connecticut Current Refunding GO, Series C, 5.00%, 07/15/22	5,037,326
8,650,000	State of Connecticut Current Refunding GO, Series C, 5.00%, 07/15/24	9,122,904
1,675,000	State of Connecticut GO, Series A, 5.00%, 04/15/28	1,874,315
6,000,000	State of Connecticut GO, Series A, 4.00%, 01/15/29	6,405,112
3,500,000	State of Connecticut GO, Series A, 4.00%, 01/15/30	3,746,612
4,270,000	State of Connecticut GO, Series A, 4.00%, 01/15/31	4,570,620
8,000,000	State of Connecticut GO, Series A, 4.00%, 01/15/33	8,436,446
20,000,000	State of Connecticut Refunding GO, Series C, 5.00%, 06/01/23	20,051,630
3,100,000	State of Connecticut Special Tax Revenue Bonds, Series A, 5.00%, 08/01/22	3,126,892
1,245,000	State of Connecticut Special Tax Revenue Bonds, Series A, 5.00%, 05/01/26	1,356,632
1,700,000	State of Connecticut Special Tax Revenue Bonds, Series A, 5.00%, 05/01/27	1,881,895
1,715,000	State of Connecticut Special Tax Revenue Bonds, Series A, 5.00%, 05/01/28	1,920,167
1,700,000	State of Connecticut Special Tax Revenue Bonds, Series A, 5.00%, 05/01/29	1,926,919
1,500,000	State of Connecticut Special Tax Revenue Bonds, Series A, 5.00%, 05/01/30	1,719,233
2,000,000	State of Connecticut Special Tax Revenue Bonds, Series A, 5.00%, 08/01/30	2,132,948
Principal Amount		Value
Connecticut (continued)
$3,600,000	State of Connecticut Special Tax Revenue Bonds, Series D, 5.00%, 11/01/28	$4,057,491
1,225,000	State of Connecticut Special Tax Revenue Bonds, Series D, 5.00%, 11/01/29	1,396,507
1,250,000	State of Connecticut Special Tax Revenue Transportation Infrastructure Advance Refunding Revenue Bonds, 5.00%, 08/01/22	1,260,844
1,900,000	State of Connecticut Transportation Infrastructure Refunding Revenue Bonds, 5.00%, 09/01/24	2,009,339
5,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 09/01/27	5,269,130
		135,703,120
Delaware — 2.0%
1,000,000	Delaware River & Bay Authority Revenue Bonds, 4.00%, 01/01/46	1,022,401
10,000,000	Delaware State Health Facilities Authority Current Refundin Revenue Bonds, 5.00%, 10/01/45	11,128,176
2,415,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 09/01/28	2,706,995
1,165,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 09/01/29	1,319,822
1,250,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 09/01/30	1,429,762
2,750,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 09/01/31	3,136,145
5,000,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 07/01/32	5,813,442

76

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
Delaware (continued)
$1,500,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 09/01/32	$1,704,790
5,825,000	Delaware Transportation Authority Public Improvements Revenue Bonds, 5.00%, 07/01/26	6,394,479
10,000,000	State of Delaware Current Refunding GO, 5.00%, 02/01/28	11,325,732
7,705,000	State of Delaware Current Refunding GO, Series A, 5.00%, 10/01/27	8,690,823
10,800,000	State of Delaware Public Facilities GO, 5.00%, 02/01/25	11,567,656
9,650,000	State of Delaware Public Facilities GO, 5.00%, 02/01/26	10,557,382
2,885,000	State of Delaware Public Improvements GO, 5.00%, 03/01/24	3,027,504
		79,825,109
District of Columbia — 1.8%
5,800,000	District of Columbia Current Refunding GO, Series E, 5.00%, 02/01/34	6,680,508
1,350,000	District of Columbia GO, Series D, 5.00%, 02/01/29	1,542,356
2,000,000	District of Columbia GO, Series D, 5.00%, 02/01/30	2,314,679
1,000,000	District of Columbia Public Improvements GO, Series A, 5.00%, 06/01/25	1,074,139
4,145,000	District of Columbia Public Improvements Revenue Bonds, Series A, 5.00%, 03/01/25	4,436,996
8,800,000	District of Columbia Public Improvements Revenue Bonds, Series A, 5.00%, 03/01/26	9,613,530
3,500,000	District of Columbia Public Improvements Revenue Bonds, Series B, 5.00%, 10/01/27	3,921,432
11,735,000	District of Columbia Refunding Revenue Bonds, Series C, 5.00%, 10/01/23	12,212,908
Principal Amount		Value
District of Columbia (continued)
$10,000,000	District of Columbia Water & Sewer Authority Revenue Bonds, Series B, 5.00%, 10/01/52	$10,849,108
5,000,000	Metropolitan Washington Airports Authority Aviation Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 10/01/26	5,375,098
9,000,000	Metropolitan Washington Airports Authority Aviation Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 10/01/27	9,784,946
5,000,000	Metropolitan Washington Airports Authority Aviation Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 10/01/28	5,487,768
		73,293,468
Florida — 2.8%
740,000	County of Hillsborough Refunding GO, 5.00%, 07/01/25	798,776
5,000,000	Orange County Health Facilities Authority Current Refunding Revenue Bonds, 5.00%, 11/15/52(b)	5,440,632
1,065,000	Peace River Manasota Regional Water Supply Authority Refunding Revenue Bonds, 4.00%, 10/01/22	1,075,984
3,475,000	State of Florida Current Refunding GO, Series A, 5.00%, 06/01/24	3,663,359
5,000,000	State of Florida Current Refunding GO, Series A, 5.00%, 07/01/24	5,284,160
8,235,000	State of Florida Current Refunding GO, Series A, 5.00%, 06/01/27	9,213,969
10,000,000	State of Florida Current Refunding GO, Series A, 5.00%, 07/01/29	11,566,608
10,000,000	State of Florida Current Refunding GO, Series A, 5.00%, 07/01/30	11,694,988
10,000,000	State of Florida Current Refunding GO, Series C, 5.00%, 06/01/27	11,188,790

77

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
Florida (continued)
$2,565,000	State of Florida Current Refunding GO, Series D, 5.00%, 06/01/23	$2,646,547
1,750,000	State of Florida Current Refunding GO, Series F, 5.00%, 06/01/28	1,913,914
2,380,000	State of Florida Department of Transportation Turnpike System Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/22	2,393,835
2,465,000	State of Florida Department of Transportation Turnpike System Refunding Revenue Bonds, Series C, 5.00%, 07/01/22	2,479,329
2,545,000	State of Florida Department of Transportation Turnpike System Revenue Highway Improvements Revenue Bonds, Series B, 5.00%, 07/01/25	2,744,385
2,670,000	State of Florida Department of Transportation Turnpike System Revenue Highway Improvements Revenue Bonds, Series B, 5.00%, 07/01/26	2,935,134
2,805,000	State of Florida Department of Transportation Turnpike System Revenue Highway Improvements Revenue Bonds, Series B, 5.00%, 07/01/27	3,133,594
2,945,000	State of Florida Department of Transportation Turnpike System Revenue Highway Improvements Revenue Bonds, Series B, 5.00%, 07/01/28	3,334,570
3,885,000	State of Florida Lottery Revenue Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/23	4,013,552
4,080,000	State of Florida Lottery Revenue Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/24	4,302,138
4,720,000	State of Florida Lottery Revenue Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/27	5,268,645
Principal Amount		Value
Florida (continued)
$4,960,000	State of Florida Lottery Revenue Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/28	$5,613,649
5,205,000	State of Florida Lottery Revenue Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/29	5,969,119
3,895,000	State of Florida Refunding GO, Series C, 5.00%, 06/01/24	4,005,742
		110,681,419
Georgia — 4.2%
800,000	Brookhaven Development Authority Revenue Bonds, Series A, 5.00%, 07/01/22	804,677
1,950,000	Brookhaven Development Authority Revenue Bonds, Series A, 5.00%, 07/01/23	2,014,068
21,000,000	Brookhaven Development Authority Revenue Bonds, Series A, 4.00%, 07/01/49	20,939,203
750,000	Cherokee County Board of Education Advance Refunding GO, (State Aid Withholding), 5.00%, 02/01/23	767,919
2,000,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/24	2,102,405
5,000,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/25	5,352,951
4,225,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/26	4,589,257
11,445,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/27	12,618,175
5,000,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/28	5,580,638
1,400,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/24	1,459,960

78

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
Georgia (continued)
$2,000,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/25	$2,117,473
2,000,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/26	2,143,150
3,000,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/27	3,253,508
3,000,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/28	3,284,601
265,000	City of Atlanta GA Department of Aviation Refunding Revenue Bonds, Series A, 5.00%, 07/01/22	266,567
1,500,000	City of Atlanta GA Department of Aviation Refunding Revenue Bonds, Series B, 5.00%, 07/01/22	1,508,868
240,000	City of Atlanta GA Department of Aviation Refunding Revenue Bonds, Series B, 5.00%, 07/01/23	247,829
820,000	City of Atlanta GA Department of Aviation Refunding Revenue Bonds, Series B, 5.00%, 07/01/25	877,884
1,000,000	City of Atlanta GA Department of Aviation Refunding Revenue Bonds, Series B, 5.00%, 07/01/29	1,129,449
1,000,000	City of Atlanta GA Department of Aviation Refunding Revenue Bonds, Series B, 5.00%, 07/01/30	1,137,275
1,350,000	City of Atlanta GA Department of Aviation Refunding Revenue Bonds, Series C, 5.00%, 07/01/22	1,357,249
1,140,000	City of Atlanta GA Department of Aviation Refunding Revenue Bonds, Series C, 5.00%, 07/01/23	1,172,803
Principal Amount		Value
Georgia (continued)
$1,230,000	City of Atlanta GA Department of Aviation Refunding Revenue Bonds, Series C, 5.00%, 07/01/24	$1,282,679
1,725,000	City of Atlanta GA Department of Aviation Refunding Revenue Bonds, Series C, 5.00%, 07/01/31	1,920,419
1,400,000	City of Atlanta GA Department of Aviation Refunding Revenue Bonds, Series C, 5.00%, 07/01/33	1,546,066
8,000,000	City of Columbus Public Facilities GO, 5.00%, 01/01/24	8,364,033
10,065,000	City of Columbus Public Facilities GO, 5.00%, 01/01/25	10,750,256
5,060,000	City of Columbus Public Facilities GO, 5.00%, 01/01/26	5,517,026
810,000	Development Authority of Bulloch County Current Refunding Revenue Bonds, 5.00%, 08/01/22	817,047
6,010,000	Gainesville & Hall County Hospital Authority Current Refunding Revenue Bonds, 5.00%, 02/15/25	6,372,351
3,000,000	Gainesville & Hall County Hospital Authority Current Refunding Revenue Bonds, 5.00%, 02/15/26	3,232,748
1,000,000	Gainesville & Hall County Hospital Authority Revenue Bonds, Series A, 5.00%, 02/15/24	1,046,466
3,190,000	Georgia State Road & Tollway Authority Highway Improvements Revenue Bonds, 5.00%, 06/01/29	3,630,234
1,975,000	Lowndes County Board of Education School Improvements GO, (State Aid Withholding), 5.00%, 02/01/23	2,022,186
1,555,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 08/01/26	1,699,764

79

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
Georgia (continued)
$1,100,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 08/01/26	$1,202,406
3,265,000	State of Georgia Advance Refunding GO, Series C-1, 5.00%, 01/01/24	3,414,663
1,950,000	State of Georgia Public Improvements GO, Series A-2, 5.00%, 02/01/25	2,040,110
13,475,000	State of Georgia School Improvements GO, Series A, 5.00%, 07/01/31	15,950,294
2,230,000	State of Georgia School Improvements GO, Series A-1, 5.00%, 02/01/25	2,387,277
18,020,000	State of Georgia University and College Improvements GO, Series A-1, 5.00%, 02/01/24	18,878,412
		166,800,346
Hawaii — 3.7%
7,775,000	City & County of Honolulu GO, Series E, 5.00%, 03/01/30	8,954,144
10,000,000	City & County of Honolulu HI Refunding GO, Series A, 5.00%, 09/01/25	10,788,897
4,940,000	City & County of Honolulu HI Transit Improvements GO, Series E, 5.00%, 09/01/29(b)	5,088,475
3,000,000	City & County of Honolulu Public Improvements Refunding GO, Series D, 5.00%, 08/01/23	3,108,329
10,000,000	City & County of Honolulu Transit Improvements GO, Series E, 5.00%, 03/01/29	11,391,196
12,260,000	State of Hawaii Airports System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/31	13,445,149
11,965,000	State of Hawaii Airports System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/32	13,096,066
Principal Amount		Value
Hawaii (continued)
$5,865,000	State of Hawaii Airports System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/33	$6,406,529
2,500,000	State of Hawaii Airports System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/35	2,664,819
2,000,000	State of Hawaii Airports System Revenue Current Refunding Revenue Bonds, Series E, 1.71%, 07/01/26	1,852,712
2,250,000	State of Hawaii Airports System Revenue Current Refunding Revenue Bonds, Series E, 1.81%, 07/01/27	2,050,889
10,000,000	State of Hawaii Airports System Revenue Refunding Revenue Bonds, Series D, 5.00%, 07/01/33	11,169,796
1,500,000	State of Hawaii Harbor System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/26	1,634,867
4,165,000	State of Hawaii Harbor System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/27	4,600,357
7,330,000	State of Hawaii Harbor System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/28	8,176,839
3,915,000	State of Hawaii Harbor System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/29	4,405,667
3,750,000	State of Hawaii Harbor System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/30	4,247,428
80

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
Hawaii (continued)
$10,420,000	State of Hawaii Harbor System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 4.00%, 07/01/31	$10,983,108
11,920,000	State of Hawaii Harbor System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 4.00%, 07/01/32	12,495,344
5,420,000	State of Hawaii Public Improvements GO, Series EH, 5.00%, 08/01/33(a)	5,612,994
2,515,000	State of Hawaii Public Improvements GO, Series FK, 5.00%, 05/01/29	2,786,577
1,180,000	University of Hawaii Advance Refunding Revenue Bonds, Series F, 5.00%, 10/01/22	1,197,232
		146,157,414
Idaho — 0.1%
500,000	Canyon County School District No 131 Nampa Advance Refunding GO, (School Board GTY), 5.00%, 09/15/24	530,275
900,000	Canyon County School District No 131 Nampa Advance Refunding GO, (School Board GTY), 5.00%, 09/15/25	973,261
690,000	Idaho Bond Bank Authority Current Refunding Revenue Bonds, Series D, 5.00%, 09/15/23(a)	698,816
490,000	Idaho Bond Bank Authority Current Refunding Revenue Bonds, Series D, 5.00%, 09/15/23	495,177
320,000	Idaho Bond Bank Authority Current Refunding Revenue Bonds, Series D, 5.00%, 09/15/23(a)	324,029
		3,021,558
Illinois — 0.2%
500,000	Illinois State Toll Highway Authority Refunding Revenue Bonds, Series D, 5.00%, 01/01/24	521,583
Principal Amount		Value
Illinois (continued)
$3,250,000	Metropolitan Water Reclamation District of Greater Chicago Current Refunding GO, Series A, 5.00%, 12/01/24	$3,435,809
2,000,000	Metropolitan Water Reclamation District of Greater Chicago Refunding GO, Series D, 5.00%, 12/01/22	2,039,048
850,000	Peoria Metropolitan Airport Authority Advance Refunding GO, Series D, 5.00%, 12/01/24	901,214
		6,897,654
Indiana — 0.2%
235,000	Columbus Multi-High School Building Corp. Refunding Revenue Bonds, (State Aid Intercept Program), 5.00%, 07/15/22	236,735
7,025,000	Indiana Finance Authority Health Care Facilities Revenue Bonds, 0.70%, 12/01/46(b)	6,328,186
		6,564,921
Iowa — 1.1%
1,130,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/24	1,195,710
2,250,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/25	2,431,514
2,075,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/26	2,286,582
1,960,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/27	2,196,693
1,375,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/28	1,564,015
3,185,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/31	3,751,265
1,750,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/27	1,961,333
1,425,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/28	1,620,888

81

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
Iowa (continued)
$1,000,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/29	$1,152,984
1,210,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/30	1,411,680
2,360,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/32	2,775,560
3,000,000	State of Iowa Advance Refunding Revenue Bonds, Series A, 5.00%, 06/01/28	3,279,778
3,920,000	State of Iowa Board of Regents Current Refunding Revenue Bonds, 5.00%, 09/01/24	4,136,460
4,325,000	State of Iowa Board of Regents Current Refunding Revenue Bonds, 5.00%, 09/01/26	4,728,722
4,535,000	State of Iowa Board of Regents Current Refunding Revenue Bonds, 5.00%, 09/01/27	5,034,237
4,415,000	State of Iowa Board of Regents Health Care Facilities Revenue Bonds, 5.00%, 09/01/29	5,026,666
		44,554,087
Kansas — 0.0%
1,260,000	Sedgwick County Public Building Commission Technical Education Complex Refunding Revenue Bonds, Series 2, 5.00%, 08/01/23	1,305,182
Maine — 0.2%
725,000	Maine Governmental Facilities Authority Facilities Improvements Revenue Bonds, Series A, 5.00%, 10/01/23	753,495
2,835,000	State of Maine Highway Improvements GO, Series B, 5.00%, 06/01/28	3,220,059
3,400,000	State of Maine Highway Improvements GO, Series B, 5.00%, 06/01/29	3,911,547
		7,885,101
Maryland — 5.3%
5,735,000	County of Anne Arundel School Improvements GO, 5.00%, 04/01/27	6,153,213
Principal Amount		Value
Maryland (continued)
$2,810,000	County of Anne Arundel School Improvements GO, 5.00%, 04/01/28	$3,009,236
1,200,000	County of Baltimore 78th Issue Refunding GO, 5.00%, 02/01/29	1,304,931
3,835,000	County of Baltimore 81st Issue Refunding GO, 5.00%, 03/01/23	3,934,558
8,765,000	County of Baltimore Public Improvements COP, 5.00%, 03/01/25	9,375,005
9,205,000	County of Baltimore Public Improvements COP, 5.00%, 03/01/26	10,027,823
9,665,000	County of Baltimore Public Improvements COP, 5.00%, 03/01/27	10,703,041
6,600,000	County of Baltimore Public Improvements COP, 5.00%, 03/01/28	7,411,883
2,730,000	County of Baltimore Refunding GO, 5.00%, 03/01/23	2,800,872
1,160,000	County of Frederick Crossover Refunding GO, Series A, 5.00%, 02/01/25	1,240,214
4,500,000	County of Montgomery Advance Refunding GO, Series B, 5.00%, 06/01/23	4,646,979
2,000,000	County of Montgomery Public Improvements GO, Series A, 5.00%, 12/01/27	2,126,442
3,500,000	County of Montgomery Refunding GO, Series A, 5.00%, 11/01/23	3,651,106
10,000,000	County of Montgomery Refunding GO, Series A, 5.00%, 08/01/27	11,218,062
10,000,000	County of Montgomery Refunding GO, Series A, 5.00%, 08/01/28	11,380,834
3,185,000	County of Prince George’s Public School Improvement GO, Series A, 5.00%, 09/15/25	3,451,780
3,110,000	County of Prince George’s Public School Improvements GO, Series A, 5.00%, 07/01/24	3,286,072

82

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
Maryland (continued)
$8,740,000	County of Prince George’s School Improvements GO, Series A, 5.00%, 07/15/34	$9,842,404
1,000,000	Maryland State Transportation Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 07/01/23	1,032,855
945,000	Maryland State Transportation Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 07/01/24	996,656
9,255,000	State of Maryland Advance Refunding GO, Series B, 5.00%, 08/01/25	10,004,639
6,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds, 5.00%, 02/01/25	6,141,994
10,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds, 5.00%, 11/01/26	10,608,811
10,700,000	State of Maryland Public Facilities GO, Series A, 5.00%, 08/01/26	11,795,589
10,000,000	State of Maryland Public Facilities GO, Series A, 5.00%, 03/01/30	11,615,640
8,035,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/24(a)	8,321,108
1,000,000	State of Maryland Public Improvements GO, Series A, 5.00%, 03/15/25	1,072,452
7,015,000	State of Maryland Refunding GO, Series 2-C, 5.00%, 08/01/23	7,269,190
7,700,000	State of Maryland School Improvements GO, 1st Series, 5.00%, 06/01/23	7,946,473
20,000,000	State of Maryland School Improvements GO, Series A, 5.00%, 03/15/23	20,539,672
1,675,000	University System of Maryland Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/24	1,760,293
Principal Amount		Value
Maryland (continued)
$5,000,000	Washington Suburban Sanitary Commission Water & Sewer System Improvements GO, 2nd Series, (County GTY), 5.00%, 06/01/25	$5,386,100
		210,055,927
Massachusetts — 3.9%
3,670,000	City of Cambridge School Improvements GO, 5.00%, 02/15/25	3,932,057
13,025,000	Commonwealth of Massachusetts Advance Refunding GO, Series B, 5.00%, 07/01/31	14,147,690
9,330,000	Commonwealth of Massachusetts Advance Refunding GO, Series C, 5.00%, 10/01/26	10,272,118
835,000	Commonwealth of Massachusetts Advance Refunding GO, Series E, 5.00%, 11/01/23	870,672
15,000,000	Commonwealth of Massachusetts Current Refunding GO, Series A, 5.00%, 09/01/27	16,761,615
3,900,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B, 5.00%, 06/15/22	3,917,509
2,000,000	Commonwealth of Massachusetts Public Improvements GO, Series C, 5.00%, 07/01/32	2,137,191
7,700,000	Commonwealth of Massachusetts Transit Improvements GO, Series A, 5.00%, 02/01/30	8,888,269
7,380,000	Commonwealth of Massachusetts Transit Improvements GO, Series A, 5.00%, 02/01/31	8,616,692
5,000,000	Commonwealth of Massachusetts Transportation Fund Advance Refunding Revenue Bonds, Series A, 5.00%, 06/01/27	5,470,957
1,000,000	Massachusetts Bay Transportation Authority Sales Tax Revenue Advance Refunding Revenue Bonds, Senior Series B, 5.00%, 07/01/33	1,066,099

83

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
Massachusetts (continued)
$2,000,000	Massachusetts Bay Transportation Authority Sales Tax Revenue Transit Improvements Revenue Bonds, Series A-1, 5.00%, 07/01/24	$2,107,159
1,500,000	Massachusetts Bay Transportation Authority Sales Tax Revenue Transit Improvements Revenue Bonds, Series A-1, 5.00%, 07/01/25	1,610,604
1,000,000	Massachusetts Bay Transportation Authority Sales Tax Revenue Transit Improvements Revenue Bonds, Series A-1, 5.00%, 07/01/28	1,127,544
7,280,000	Massachusetts Clean Water Trust Advance Green Revenue Bond, Series 2020, 5.00%, 02/01/36	7,704,249
8,000,000	Massachusetts Clean Water Trust Advance Green Revenue Bond, Sub Series 2017A, 5.00%, 02/01/33	8,137,831
2,265,000	Massachusetts Clean Water Trust Revenue Bond, Series 23B, 5.00%, 02/01/29	2,596,760
2,380,000	Massachusetts Clean Water Trust Revenue Bond, Series 23B, 5.00%, 02/01/30	2,765,286
5,035,000	Massachusetts Clean Water Trust Revenue Bond, Series 23B, 5.00%, 02/01/32	5,864,421
10,000,000	Massachusetts Development Finance Agency Advance Refunding Revenue Bonds, Series A, 5.00%, 10/15/27	11,297,247
5,000,000	Massachusetts Development Finance Agency Advance Refunding Revenue Bonds, Series A, 5.00%, 07/15/33	5,444,752
4,050,000	Massachusetts Development Finance Agency Current Refunding Revenue Bonds, Series A, 5.00%, 10/15/26	4,488,983
3,800,000	Massachusetts Development Finance Agency University & College Improvements Revenue Bonds, 5.00%, 11/15/32	4,605,186
Principal Amount		Value
Massachusetts (continued)
$3,500,000	Massachusetts Development Finance Agency University & College Improvements Revenue Bonds, 0.45%, 07/01/41(b)	$3,175,096
5,450,000	Massachusetts Housing Finance Agency STATE MF HSG Revenue Bonds, Series B-2, 0.90%, 06/01/26	4,918,329
3,500,000	Massachusetts School Building Authority Refunding Revenue Bonds, Senior Series A, 5.00%, 08/15/23	3,530,008
500,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/22	504,474
3,050,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series C, 5.00%, 08/01/22	3,077,293
2,155,000	Town of Stoneham School Improvements GO, 5.00%, 01/15/29	2,464,795
1,765,000	Town of Stoneham School Improvements GO, 5.00%, 01/15/30	2,042,922
2,940,000	Town of Stoneham School Improvements GO, 5.00%, 01/15/32	3,444,682
		156,988,490
Michigan — 0.4%
950,000	L’Anse Creuse Public Schools Current Refunding GO, (Q-SBLF), 5.00%, 05/01/23	977,009
1,000,000	Michigan State Building Authority Current Refunding Revenue Bonds, (Facilities Program), 5.00%, 04/15/24	1,051,702
1,000,000	Michigan State University Refunding Revenue Bonds, Series A, 5.00%, 08/15/31	1,064,271
5,000,000	University of Michigan Current Refunding Revenue Bonds, Series D, 5.00%, 04/01/30	5,802,208
3,885,000	University of Michigan Current Refunding Revenue Bonds, Series D, 5.00%, 04/01/32	4,615,785

84

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
Michigan (continued)
$3,000,000	University of Michigan University & College Improvements Revenue Bonds, Series A, 5.00%, 04/01/26	$3,285,069
290,000	Wayne-Westland Community Schools Improvements GO, (Q-SBLF), 5.00%, 11/01/22	294,733
		17,090,777
Minnesota — 2.3%
600,000	Cambridge-Isanti Independent School District No 911 Crossover Refunding GO, Series D, (School District Credit Program), 5.00%, 02/01/25	639,676
1,515,000	Cambridge-Isanti Independent School District No 911 School Building Refunding GO, Series D, (School District Credit Program), 5.00%, 02/01/24	1,584,246
2,000,000	City of Rochester Advance Refunding GO, Series B, 5.00%, 12/01/24	2,132,367
10,000,000	Metropolitan Council Transit Improvements GO, Series B, 5.00%, 12/01/23	10,440,005
1,815,000	Minnesota Public Facilities Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 03/01/27	1,984,877
2,535,000	Robbinsdale Independent School District No 281 Current Refunding GO, Series A, (School District Credit Program), 5.00%, 02/01/23	2,594,802
2,805,000	Robbinsdale Independent School District No 281 Current Refunding GO, Series A, (School District Credit Program), 5.00%, 02/01/24	2,931,734
2,200,000	Sartell-St Stephen Independent School District No 748 GO, Series A, (School District Credit Program), 5.00%, 02/01/25	2,350,919
2,335,000	State of Minnesota Advance Refunding GO, Series D, 5.00%, 08/01/23	2,421,662
1,500,000	State of Minnesota Advance Refunding GO, Series D, 5.00%, 08/01/25	1,622,474
Principal Amount		Value
Minnesota (continued)
$7,500,000	State of Minnesota Highway Improvements GO, Series B, 5.00%, 08/01/25	$8,112,370
2,870,000	State of Minnesota Highway Improvements GO, Series B, 5.00%, 10/01/23	2,988,515
1,395,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/24	1,467,707
2,910,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/26	3,058,037
10,000,000	State of Minnesota School Improvements GO, Series A, 5.00%, 09/01/25	10,835,528
3,640,000	State of Minnesota School Improvements GO, Series A, 5.00%, 08/01/29	4,196,862
1,500,000	State of Minnesota School Improvements GO, Series A, 5.00%, 09/01/27	1,682,505
7,570,000	State of Minnesota School Improvements GO, Series A, 5.00%, 08/01/29	8,728,089
10,000,000	State of Minnesota School Improvements GO, Series A, 5.00%, 09/01/29	11,542,457
8,260,000	State of Minnesota School Improvements GO, Series A, 5.00%, 09/01/30	9,653,084
1,000,000	Waconia Independent School District No 110 Refunding GO, Series A, (School District Credit Program), 5.00%, 02/01/24	1,045,707
		92,013,623
Mississippi — 0.3%
2,310,000	Mississippi Development Bank Harrison County Highway Refunding Revenue Bonds, Series A, 5.00%, 01/01/25	2,440,904
10,000,000	State of Mississippi Public Improvements GO, Series B, 5.00%, 12/01/31(a)	10,433,651
		12,874,555

85

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
Missouri — 0.0%
$905,000	Missouri State Environmental Improvement & Energy Resources Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 01/01/25	$965,648
500,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/24	524,422
		1,490,070
New Hampshire — 0.1%
3,990,000	State of New Hampshire Public Improvements GO, Series B, 5.00%, 12/01/22	4,068,834
New Jersey — 3.6%
1,060,000	County of Ocean Current Refunding GO, Series B, 4.00%, 08/01/24	1,099,068
1,825,000	County of Ocean Public Improvements GO, Series A, 5.00%, 08/01/24	1,931,948
1,255,000	County of Ocean Public Improvements GO, Series A, 5.00%, 08/01/25	1,357,470
1,000,000	Monmouth County Improvement Authority Cash Flow Management Revenue Bonds, Series B, (County GTY), 5.00%, 12/01/23	1,043,842
1,000,000	Monmouth County Improvement Authority Cash Flow Management Revenue Bonds, Series B, (County GTY), 5.00%, 12/01/24	1,066,443
200,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTY, Municipal Government GTY), 5.00%, 12/01/22	203,940
5,095,000	New Jersey Educational Facilities Authority Current Refunding Revenue Bonds, Series C, 5.00%, 03/01/31	6,059,313
4,920,000	New Jersey Educational Facilities Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 09/01/22	4,976,017
Principal Amount		Value
New Jersey (continued)
$1,500,000	New Jersey Health Care Facilities Financing Authority Revenue Bonds, 5.00%, 07/01/23	$1,549,283
12,500,000	New Jersey Health Care Facilities Financing Authority Revenue Bonds, 5.00%, 07/01/24	13,123,857
7,500,000	New Jersey Health Care Facilities Financing Authority Revenue Bonds, 5.00%, 07/01/25	8,012,961
1,675,000	New Jersey Health Care Facilities Financing Authority Revenue Bonds, 5.00%, 07/01/26	1,820,783
1,000,000	New Jersey Health Care Facilities Financing Authority Revenue Bonds, 5.00%, 07/01/26	1,090,735
1,000,000	New Jersey Health Care Facilities Financing Authority Revenue Bonds, 5.00%, 07/01/27	1,107,061
1,055,000	New Jersey Health Care Facilities Financing Authority Revenue Bonds, 5.00%, 07/01/29	1,195,205
1,500,000	New Jersey Health Care Facilities Financing Authority Revenue Bonds, 5.00%, 07/01/30	1,714,052
1,000,000	New Jersey Health Care Facilities Financing Authority Revenue Bonds, 5.00%, 07/01/30	1,145,037
1,000,000	New Jersey Health Care Facilities Financing Authority RWJ Barnabas Health System Obligated Group Refunding Revenue Bonds, 5.00%, 07/01/23	1,031,337
4,455,000	New Jersey Infrastructure Bank Green Purpose Revenue Bonds, 5.00%, 09/01/26	4,913,008
10,300,000	New Jersey Transportation Trust Fund Authority Current Refunding Revenue Bonds, Series A, 5.00%, 06/15/23	10,609,801

86

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
New Jersey (continued)
$3,210,000	New Jersey Transportation Trust Fund Authority Highway Improvements Revenue Bonds, Series BB, 5.00%, 06/15/31	$3,519,617
7,250,000	New Jersey Transportation Trust Fund Authority Highway Improvements Revenue Bonds, Series BB, 5.00%, 06/15/32	7,913,504
5,000,000	New Jersey Transportation Trust Fund Authority Highway Improvements Revenue Bonds, Series BB, 5.00%, 06/15/33	5,408,017
100,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series D, 5.00%, 12/15/23	103,692
1,770,000	New Jersey Transportation Trust Fund Authority Transit Improvements Refunding Revenue Bonds, Series A, 5.25%, 12/15/22	1,807,546
9,000,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 1.28%, 01/01/27	8,037,688
1,000,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 01/01/27	1,098,802
5,500,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 1.81%, 01/01/30	4,679,056
2,380,000	New Jersey Turnpike Authority Current Refunding Revenue Bonds, Series C, 5.00%, 01/01/25	2,531,254
2,775,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds Series A, 5.00%, 01/01/27	3,049,177
2,145,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds Series A, 5.00%, 01/01/29	2,241,456
Principal Amount		Value
New Jersey (continued)
$2,500,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds Series A, 5.00%, 01/01/29	$2,732,112
3,250,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series E, 5.00%, 01/01/32	3,423,907
3,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series E, 5.00%, 01/01/33	3,158,165
4,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 01/01/34	4,336,822
2,000,000	Rutgers The State University of New Jersey Advance Refunding Revenue Bonds, Series S, 1.66%, 05/01/28	1,760,558
20,000,000	State of New Jersey COVID-19 GO, Series A, 5.00%, 06/01/24	20,926,238
		141,778,772
New Mexico — 0.3%
500,000	Albuquerque Municipal School District No 12 School Improvements GO, Series 2017, (State Aid Withholding), 5.00%, 08/01/24	528,287
1,000,000	Hobbs School District No 16 School Improvements GO, Series A, (State Aid Withholding), 5.00%, 09/15/28	1,055,340
10,000,000	New Mexico Finance Authority Public Improvements Revenue Bonds, Series A, 5.00%, 06/15/30	11,515,116
		13,098,743
New York — 13.3%
30,000,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/22	30,272,190
10,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/26	10,914
10,000,000	City of New York Current Refunding GO, Series B-1, 5.00%, 08/01/23	10,356,077

87

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
New York (continued)
$10,000,000	City of New York Current Refunding GO, Series B-1, 5.00%, 08/01/24	$10,541,023
5,000,000	City of New York Current Refunding GO, Series B-1, 5.00%, 08/01/25	5,369,340
5,000,000	City of New York Current Refunding GO, Series B-1, 5.00%, 08/01/26	5,457,079
5,000,000	City of New York Current Refunding GO, Series B-1, 5.00%, 08/01/28	5,601,606
15,000,000	City of New York Current Refunding GO, Series E, 5.00%, 08/01/23	15,534,115
9,400,000	City of New York Current Refunding GO, Series E, 5.00%, 08/01/24	9,908,562
8,000,000	City of New York GO, Sub-Series B-3, 0.64%, 10/01/46(b)	8,000,000
1,400,000	City of New York Public Improvements GO, Series I, Subseries I-A, 5.00%, 04/01/28(c)	1,561,806
2,000,000	City of New York Public Improvements GO, Series I, Subseries I-A, 5.00%, 04/01/29(c)	2,256,605
2,910,000	City of New York Public Improvements GO, Sub-Series D-1, 5.00%, 08/01/22	2,936,402
32,750,000	City of New York Public Improvements GO, Sub-Series D-3, 5.00%, 08/01/38(c)	33,658,030
2,135,000	City of New York Public Improvements GO, Sub-Series F-1, 5.00%, 03/01/24	2,187,345
650,000	City of New York Refunding GO, Series C, 5.00%, 08/01/22	655,897
3,575,000	City of New York Refunding GO, Series F, 5.00%, 08/01/29	3,578,394
18,500,000	City of New York Refunding GO, Series G, 5.00%, 08/01/22	18,667,850
Principal Amount		Value
New York (continued)
$5,000,000	City of New York Refunding GO, Series I, 5.00%, 08/01/25	$5,168,642
9,450,000	City of New York Refunding GO, Series J, Sub-Series J11, 5.00%, 08/01/25(c)	10,148,054
4,000,000	Long Island Power Authority Revenue Bonds, Series A, 5.00%, 09/01/30	4,639,065
4,000,000	Long Island Power Authority Revenue Bonds, Series A, 5.00%, 09/01/31	4,680,148
2,055,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series A, 5.25%, 11/15/31	2,246,609
3,020,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series F, 5.00%, 11/15/30	3,062,127
24,820,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D-1, 5.00%, 09/01/22	25,075,328
3,545,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series AA, 5.00%, 06/15/24	3,736,644
500,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series EE, 5.00%, 06/15/29	538,909
6,200,000	New York City Municipal Water Finance Authority Improvements Revenue Bonds, Series BB-2, 5.00%, 06/15/25	6,466,008
1,000,000	New York City Municipal Water Finance Authority Refunding Revenue Bonds, Series DD-2, 5.00%, 06/15/25	1,042,904
1,000,000	New York City Municipal Water Finance Authority Water Utility Improvements Revenue Bonds, Series DD-2, 5.00%, 06/15/24	1,018,691

88

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
New York (continued)
$2,045,000	New York City Transitional Finance Authority Building Aid Pre-refunded Revenue Bonds, Series S, (State Aid Withholding), 5.00%, 07/15/24	$2,156,484
455,000	New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/24	479,374
700,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S, (State Aid Withholding), 5.00%, 07/15/26	742,984
1,850,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding), 5.00%, 07/15/25	1,987,917
1,670,000	New York City Transitional Finance Authority Building Aid Revenue School Improvements Revenue Bonds, Series S1, (State Aid Withholding), 5.00%, 07/15/24	1,759,462
3,270,000	New York City Transitional Finance Authority Building Aid Revenue School Improvements Revenue Bonds, Series S1, (State Aid Withholding), 5.00%, 07/15/28	3,669,232
2,750,000	New York City Transitional Finance Authority Building Aid Revenue School Improvements Revenue Bonds, Series S1, (State Aid Withholding), 5.00%, 07/15/29	3,118,713
1,350,000	New York City Transitional Finance Authority Future Tax Secured Advanced Refunding Revenue Bonds, Series C, 5.00%, 11/01/23	1,406,861
3,585,000	New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds, 5.00%, 11/01/26	3,944,808
Principal Amount		Value
New York (continued)
$3,000,000	New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds, 5.00%, 11/01/27	$3,344,222
7,465,000	New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds, 5.00%, 11/01/28	8,404,231
5,000,000	New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds, 5.00%, 11/01/29	5,689,206
10,000,000	New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds, 5.00%, 11/01/30	11,489,271
9,500,000	New York City Transitional Finance Authority Future Tax Secured Revenue Current Refunding Revenue Bonds, 5.00%, 11/01/22	9,663,575
4,210,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, 5.00%, 02/01/29	4,387,705
9,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, 5.00%, 02/01/31	9,789,259
150,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, 5.00%, 08/15/23	154,362
9,100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/23	9,344,755
2,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/31	2,150,055
5,000,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B, 5.00%, 02/15/28	5,323,600

89

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
New York (continued)
$4,660,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 02/15/26	$4,864,868
12,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Group 2, Series A, 5.00%, 03/15/29	13,403,147
5,200,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/25	5,444,436
6,290,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/27	6,979,137
22,680,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C, 5.00%, 03/15/27	25,164,839
5,000,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 03/15/25	5,346,466
5,000,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 03/15/26	5,447,113
5,000,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 03/15/28	5,609,283
4,000,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 03/15/29	4,534,727
4,500,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 03/15/30	5,147,201
1,750,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 03/15/26	1,830,626
Principal Amount		Value
New York (continued)
$7,500,000	New York State Environmental Facilities Corp. Current Refunding Revenue Bonds, 5.00%, 06/15/29	$8,643,267
2,250,000	New York State Environmental Facilities Corp. Current Refunding Revenue Bonds, 5.00%, 06/15/30	2,622,759
5,000,000	New York State Environmental Facilities Corp. Current Refunding Revenue Bondss, 5.00%, 06/15/29	5,259,699
2,000,000	New York State Urban Development Corp. Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/24	2,100,386
2,105,000	New York State Urban Development Corp. Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/27	2,285,953
1,000,000	New York State Urban Development Corp. Current Refunding Revenue Bonds, Series A, 5.00%, 03/15/28	1,072,024
4,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/28	4,487,426
5,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/29	5,678,425
5,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/31	5,703,285
10,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/32	11,342,650
5,875,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue, Series A, 5.00%, 03/15/25	6,282,098
10,000,000	New York State Urban Development Corp. Transit Improvements Refunding Revenue Bonds, Series A, 5.00%, 03/15/30	11,423,133

90

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
New York (continued)
$3,500,000	Port Authority of New York & New Jersey Current Refunding Revenue Bonds, Series 223, 5.00%, 07/15/30	$3,893,412
5,715,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179, 5.00%, 12/01/27	5,950,145
5,880,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179, 5.00%, 12/01/28	6,121,004
3,270,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 221, 5.00%, 07/15/22	3,293,278
3,800,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 221, 5.00%, 07/15/23	3,924,266
1,000,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 221, 5.00%, 07/15/24	1,043,508
4,195,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 221, 5.00%, 07/15/25	4,445,366
4,885,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 221, 5.00%, 07/15/26	5,249,191
5,255,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 221, 5.00%, 07/15/27	5,711,752
5,750,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 221, 5.00%, 07/15/29	6,355,731
10,000,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A, 0.42%, 11/01/41(b)	10,000,000
1,600,000	Utility Debt Securitization Authority Restructuring Refunding Revenue Bonds, 5.00%, 12/15/24	1,631,698
		531,674,739
Principal Amount		Value
North Carolina — 2.5%
$2,500,000	Charlotte-Mecklenburg Hospital Authority Current Refunding Revenue Bonds, Series A, 5.00%, 01/15/27	$2,748,675
2,500,000	Charlotte-Mecklenburg Hospital Authority Current Refunding Revenue Bonds, Series A, 5.00%, 01/15/30	2,848,929
5,310,000	Charlotte-Mecklenburg Hospital Authority Current Refunding Revenue Bonds, Series A, 5.00%, 01/15/31	6,095,239
1,260,000	City of Durham NC Water & Sewer Utility System Revenue Refunding Revenue Bonds, 5.00%, 08/01/26	1,390,084
1,680,000	City of Durham NC Water & Sewer Utility System Revenue Refunding Revenue Bonds, 5.00%, 08/01/27	1,883,757
1,300,000	City of Durham NC Water & Sewer Utility System Revenue Refunding Revenue Bonds, 5.00%, 08/01/28	1,479,508
750,000	City of Winston-Salem Current Refunding Revenue Bonds, Series C, 5.00%, 06/01/26(a)	789,558
7,720,000	County of Wake School Improvements GO, Series A, 5.00%, 02/01/28	8,743,465
8,580,000	County of Wake School Improvements GO, Series A, 5.00%, 02/01/29	9,865,343
8,600,000	County of Wake School Improvements GO, Series A, 5.00%, 02/01/30	10,018,370
2,000,000	North Carolina Eastern Municipal Power Agency Improvements Revenue Bonds, Series A, 5.00%, 01/01/23(a)	2,012,087
13,000,000	State of North Carolina Advance Refunding Revenue Bonds, Series B, 5.00%, 05/01/23	13,387,820
1,000,000	State of North Carolina Advance Refunding Revenue Bonds, Series B, 5.00%, 05/01/24	1,052,418
8,950,000	State of North Carolina GO, Series B, 5.00%, 06/01/30	10,305,456

91

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
North Carolina (continued)
$1,500,000	State of North Carolina Highway Improvements Revenue Bonds, Series A, 5.00%, 05/01/22	$1,500,000
7,600,000	State of North Carolina Highway Improvements Revenue Bonds, Series B, 5.00%, 05/01/28	8,594,215
2,650,000	State of North Carolina Revenue Bonds, 5.00%, 03/01/23	2,716,580
3,250,000	State of North Carolina Revenue Bonds, 5.00%, 03/01/24	3,404,562
3,250,000	State of North Carolina Revenue Bonds, 5.00%, 03/01/25	3,462,416
2,555,000	State of North Carolina Revenue Bonds, 5.00%, 03/01/26	2,769,778
2,750,000	State of North Carolina Revenue Bonds, 5.00%, 03/01/28	3,067,862
		98,136,122
Ohio — 3.6%
1,000,000	Central Ohio Solid Waste Authority Advance Refunding GO, 5.00%, 12/01/24	1,066,184
2,225,000	City of Columbus Advance Refunding GO, Series 2017-1, 5.00%, 04/01/24	2,338,299
2,000,000	City of Columbus Refunding GO, Series 5, 5.00%, 08/15/23	2,072,573
1,100,000	County of Cuyahoga Refunding Revenue Bonds, 5.00%, 12/01/22	1,120,129
1,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/26	1,063,083
1,515,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/27	1,609,790
1,000,000	Greater Cleveland Regional Transit Authority Sales Tax Revenue Capital Improvements Advance Refunding Revenue Bonds, 5.00%, 12/01/23	1,042,413
Principal Amount		Value
Ohio (continued)
$1,030,000	Hamilton City School District Advance Refunding GO, (School District Credit Program), 5.00%, 12/01/22	$1,049,328
1,000,000	Ohio State University Revenue Bonds, Series A, 5.00%, 12/01/28	1,133,395
2,000,000	Ohio State University Revenue Bonds, Series A, 5.00%, 12/01/29	2,293,783
2,500,000	Ohio State University Revenue Bonds, Series A, 5.00%, 12/01/30	2,895,086
3,000,000	Ohio Water Development Authority Revenue Bonds, 5.00%, 06/01/26	3,291,973
8,750,000	Ohio Water Development Authority Water Pollution Control Loan Fund Improvements Revenue Bonds, Series A, 5.00%, 12/01/38	10,082,645
3,375,000	Ohio Water Development Authority Water Pollution Control Loan Fund Pollution Control Revenue Bonds, Series B, 5.00%, 06/01/23	3,481,198
3,300,000	Ohio Water Development Authority Water Pollution Control Loan Fund Pollution Control Revenue Bonds, Series B, 5.00%, 06/01/24	3,477,496
1,410,000	Ohio Water Development Authority Water Pollution Control Loan Fund Pollution Control Revenue Bonds, Series B, 5.00%, 06/01/25	1,518,010
1,450,000	Ohio Water Development Authority Water Pollution Control Loan Fund Pollution Control Revenue Bonds, Series B, 5.00%, 06/01/26	1,591,120
2,000,000	Ohio Water Development Authority Water Pollution Control Loan Fund Pollution Control Revenue Bonds, Series B, 5.00%, 06/01/27	2,233,711
10,000,000	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bond, Series 2015-A, 5.00%, 12/01/24	10,654,076

92

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
Ohio (continued)
$10,285,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, 5.00%, 06/01/28	$11,604,742
14,000,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 06/01/29	15,991,283
3,575,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series B, 5.00%, 06/01/26	3,922,934
3,045,000	Revere Local School District School Improvements GO, Series A, 5.00%, 12/01/42(a)	3,054,102
2,350,000	Revere Local School District School Improvements GO, Series A, 5.00%, 12/01/45(a)	2,357,025
16,790,000	State of Ohio Advance Refunding GO, Series A, 5.00%, 12/15/24	17,902,845
4,000,000	State of Ohio Current Refunding GO, Series C, 5.00%, 03/15/28	4,510,539
2,250,000	State of Ohio Current Refunding GO, Series C, 5.00%, 03/15/30	2,600,955
1,445,000	State of Ohio Department of Administration Telecommunications Improvements COP, 5.00%, 09/01/24	1,529,503
1,690,000	State of Ohio Department of Administration Telecommunications Improvements COP, 5.00%, 09/01/24	1,788,831
2,000,000	State of Ohio Highway Improvements Revenue Bonds, Series 1-A, 5.00%, 12/15/29	2,305,142
1,000,000	State of Ohio Highway Improvements Revenue Bonds, Series 1-A, 5.00%, 12/15/30	1,161,799
2,000,000	State of Ohio Mental Health Facility Improvements Revenue Bonds, Series A, 5.00%, 06/01/25	2,147,047
2,185,000	State of Ohio Public Facilities Revenue Bonds, Series A, 5.00%, 02/01/26	2,376,536
Principal Amount		Value
Ohio (continued)
$2,400,000	State of Ohio Public Facilities Revenue Bonds, Series A, 5.00%, 02/01/29	$2,735,610
1,415,000	State of Ohio Public Improvements Revenue Bonds, Series A, 5.00%, 02/01/24	1,481,661
5,000,000	State of Ohio School Improvements GO, Series B, 5.00%, 06/15/23	5,164,439
2,200,000	State of Ohio University and College Improvements GO, Series A, 5.00%, 05/01/28(a)	2,200,000
5,445,000	State of Ohio University and College Improvements GO, Series A, 5.00%, 05/01/28	5,822,556
		144,671,841
Oklahoma — 0.6%
3,650,000	City of Oklahoma City Public Improvements GO, 5.00%, 03/01/26	3,993,025
1,500,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series A, 5.00%, 01/01/24	1,564,750
1,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series A, 5.00%, 01/01/25	1,066,215
2,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series A, 5.00%, 01/01/26	2,175,513
2,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series A, 5.00%, 01/01/27	2,214,229
2,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series A, 5.00%, 01/01/28	2,247,729
2,315,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series A, 5.00%, 01/01/29	2,638,770
5,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D, 5.00%, 01/01/26	5,438,783

93

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
Oklahoma (continued)
$2,985,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D, 5.00%, 01/01/28	$3,354,736
		24,693,750
Oregon — 1.0%
8,035,000	City of Portland Sewer System Revenue Sewer Improvements Revenue Bonds, Series A, 5.00%, 03/01/30	9,302,460
5,000,000	Port of Portland Airport & Marina Improvements Revenue Bonds, Series 28, 5.00%, 07/01/31	5,566,431
5,000,000	Port of Portland Airport & Marina Improvements Revenue Bonds, Series 28, 5.00%, 07/01/32	5,582,271
5,000,000	Port of Portland Airport & Marina Improvements Revenue Bonds, Series 28, 5.00%, 07/01/33	5,568,858
3,290,000	State of Oregon Advance Refunding GO, Series M, 5.00%, 11/01/23	3,427,086
10,350,000	State of Oregon Facilities Improvements GO, Series A, 5.00%, 05/01/25	11,120,295
		40,567,401
Pennsylvania — 2.2%
15,000,000	Commonwealth of Pennsylvania Advance Refunding GO, 5.00%, 07/15/26	16,427,859
8,245,000	General Authority of Southcentral Pennsylvania Pre-refunded Refunding Revenue Bonds, 5.00%, 06/01/44(a)	8,688,471
7,870,000	Pennsylvania Higher Educational Facilities Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 10/01/23	8,182,671
1,500,000	Pennsylvania Higher Educational Facilities Authority Advance Refunding Revenue Bonds, Series C, 5.00%, 08/15/25	1,611,014
Principal Amount		Value
Pennsylvania (continued)
$2,755,000	Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue Refunding Bonds, 5.00%, 06/15/22	$2,767,303
3,500,000	Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue Refunding Bonds, 5.00%, 06/15/23	3,614,713
1,700,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/25	1,823,745
7,000,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/26	7,646,689
5,890,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/27	6,538,549
6,275,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/28	7,060,184
8,500,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/29	9,688,515
6,500,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/30	7,468,117
6,000,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/31	6,949,237
		88,467,067
Rhode Island — 0.3%
6,950,000	Rhode Island Commerce Corp. Grant Anticipation Current Refunding Revenue, 5.00%, 06/15/23	7,170,750
1,045,000	State of Rhode Island Advance Refunding COP, Series D, 5.00%, 04/01/25	1,117,799
550,000	State of Rhode Island School for the Deaf Project Advance Refunding COP, Series D, 5.00%, 04/01/24	576,424

94

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
Rhode Island (continued)
$960,000	State of Rhode Island University & College Improvements COP, Series A, 5.00%, 06/01/24	$1,009,436
1,010,000	State of Rhode Island University & College Improvements COP, Series A, 5.00%, 06/01/25	1,083,948
		10,958,357
South Carolina — 0.8%
9,360,000	County of Charleston Highway Improvements GO, Series A, 5.00%, 11/01/30	10,983,790
4,010,000	Darlington County School District School Improvement GO, (South Carolina School District Enhancement), 5.00%, 03/01/27	4,456,068
2,350,000	Lexington County School District No 2 School Improvements GO, (South Carolina School District Enhancement), 5.00%, 03/01/26	2,569,050
1,205,000	Spartanburg County School District No 5 School Improvements GO, (South Carolina School District Enhancement), 5.00%, 03/01/26	1,315,015
2,950,000	Spartanburg County School District No 5 School Improvements GO, (South Carolina School District Enhancement), 5.00%, 03/01/27	3,278,155
3,150,000	Spartanburg County School District No 5 School Improvements GO, (South Carolina School District Enhancement), 5.00%, 03/01/28	3,553,792
3,310,000	Spartanburg County School District No 5 School Improvements GO, (South Carolina School District Enhancement), 5.00%, 03/01/29	3,788,213
2,925,000	Spartanburg County School District No 5 School Improvements GO, (South Carolina School District Enhancement), 5.00%, 03/01/30	3,379,710
		33,323,793
Principal Amount		Value
South Dakota — 0.5%
$2,125,000	South Dakota Conservancy District Water Utility Improvements Revenue Bonds, 5.00%, 08/01/29	$2,448,579
1,950,000	South Dakota Conservancy District Water Utility Improvements Revenue Bonds, 5.00%, 08/01/31	2,257,120
4,910,000	South Dakota Conservancy District Water Utility Improvements Revenue Bonds, 5.00%, 08/01/38	5,604,763
5,155,000	South Dakota Conservancy District Water Utility Improvements Revenue Bonds, 5.00%, 08/01/39	5,874,546
2,455,000	South Dakota Conservancy District Water Utility Improvements Revenue Bonds, Series B, 5.00%, 08/01/29	2,589,474
		18,774,482
Tennessee — 0.4%
500,000	City of Clarksville TN Water Sewer & Gas Revenue Repayment of Bank Loan Refunding Revenue Bonds, 5.00%, 02/01/25	534,575
2,000,000	City of Clarksville TN Water Sewer & Gas Revenue Water Utility Improvements Revenue Bonds, Series A, 5.00%, 02/01/29	2,284,972
1,000,000	County of Montgomery Advance Refunding School Improvements GO, 5.00%, 04/01/26	1,091,507
400,000	Metropolitan Government of Nashville & Davidson County Electric System Revenue Bonds, Series A, 5.00%, 05/15/23	411,965
3,880,000	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue Refunding Revenue Bonds, Series A, 5.00%, 07/01/24	4,093,772
2,070,000	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue Refunding Revenue Bonds, Series A, 5.00%, 07/01/25	2,229,824

95

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
Tennessee (continued)
$2,150,000	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue Refunding Revenue Bonds, Series A, 5.00%, 07/01/28	$2,435,948
1,005,000	State of Tennessee Refunding GO, Series A, 5.00%, 09/01/23	1,043,344
2,165,000	Tennessee State School Bond Authority Pre-refunded Advance Refunding Revenue Bonds, Series B, (State Aid Intercept Program), 5.00%, 11/01/30(a)	2,343,530
900,000	Tennessee State School Bond Authority Refunding Revenue Bonds, (State Aid Intercept Program), 5.00%, 11/01/25	955,822
		17,425,259
Texas — 11.5%
860,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/25	920,207
1,720,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/26	1,876,044
485,000	Aransas Pass Independent School District Improvements GO, (PSF-GTD), 5.00%, 02/15/23	496,410
1,315,000	Austin Community College District Refunding GO, 5.00%, 08/01/27	1,446,856
280,000	Austin Independent School District Advance Refunding GO, Series B, (PSF-GTD), 5.00%, 08/01/23	290,111
5,000,000	Austin Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/01/31	5,835,749
7,000,000	Board of Regents of the University of Texas System Advance Refunding Revenue Bonds, Series C, 5.00%, 08/15/26	7,695,379
5,000,000	Board of Regents of the University of Texas System Refunding Revenue Bonds, Series A, 5.00%, 08/15/32	5,942,279
Principal Amount		Value
Texas (continued)
$1,065,000	Board of Regents of the University of Texas System Refunding Revenue Bonds, Series A, 5.00%, 08/15/29	$1,125,222
5,000,000	Board of Regents of the University of Texas System Refunding Revenue Bonds, Series A, 5.00%, 08/15/31	5,878,319
4,000,000	Board of Regents of the University of Texas System University and College Improvements Revenue, Series D, 5.00%, 08/15/23	4,144,628
1,075,000	Bonham Independent School District Improvements GO, (PSF-GTD), 5.00%, 08/01/27	1,181,880
1,605,000	Brock Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,720,122
1,700,000	City of Austin Public Improvements GO, 5.00%, 11/01/22	1,729,186
750,000	City of Austin Public Improvements GO, 5.00%, 09/01/25	793,510
1,465,000	City of Austin Public Improvements GO, 5.00%, 09/01/26	1,549,648
2,000,000	City of Austin TX Airport System Revenue Airport & Marina Improvements Revenue Bonds, 5.00%, 11/15/25	2,136,340
5,000,000	City of Austin TX Airport System Revenue Airport & Marina Improvements Revenue Bonds, 5.00%, 11/15/28	5,491,403
1,250,000	City of Austin TX Airport System Revenue Airport & Marina Improvements Revenue Bonds, 5.00%, 11/15/32	1,398,156
1,250,000	City of Austin TX Airport System Revenue Airport & Marina Improvements Revenue Bonds, 5.00%, 11/15/33	1,391,697
3,000,000	City of Austin TX Electric Utility Revenue Refunding Revenue Bonds, Series A, 5.00%, 11/15/28	3,398,169

96

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
Texas (continued)
$4,000,000	City of Austin TX Water & Wastewater System Revenue Current Refunding Revenue Bonds, 5.00%, 11/15/26	$4,411,489
1,000,000	City of Austin TX Water & Wastewater System Revenue Current Refunding Revenue Bonds, 5.00%, 11/15/30	1,160,776
5,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds, 5.00%, 11/15/29	5,494,138
4,020,000	City of College Station Improvements Advance Refunding GO, 5.00%, 02/15/25	4,295,826
935,000	City of Conroe Public Improvements GO, 5.00%, 03/01/25	980,496
1,715,000	City of Dallas TX Waterworks & Sewer System Revenue Current Refunding Revenue Bonds, Series C, 5.00%, 10/01/28	1,951,283
2,075,000	City of Denton Public Improvements GO, 5.00%, 02/15/23	2,126,604
1,715,000	City of Denton Public Improvements GO, 5.00%, 02/15/24	1,798,072
1,290,000	City of Denton Public Improvements GO, 5.00%, 02/15/28	1,402,165
830,000	City of El Paso Municipal Drainage Utility System Sewer Improvement Revenue Bonds, 5.00%, 03/01/24	869,016
5,000,000	City of El Paso TX Water & Sewer Revenue Water Utility Improvements Revenue Bonds, 5.00%, 03/01/30	5,720,532
1,250,000	City of El Paso Water & Sewer Refunding Revenue Bonds, 5.00%, 03/01/26(a)	1,310,594
5,145,000	City of Fort Worth Water & Sewer System Improvements Refunding Revenue Bonds, 5.00%, 02/15/25	5,498,016
Principal Amount		Value
Texas (continued)
$1,000,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series A, 5.00%, 07/01/24	$1,042,829
1,250,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series A, 5.00%, 07/01/26	1,339,469
1,000,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series A, 5.00%, 07/01/27	1,079,563
1,000,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series A, 5.00%, 07/01/29	1,098,315
1,000,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series A, 5.00%, 07/01/33	1,101,876
2,460,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series B, 5.00%, 07/01/27	2,712,164
3,000,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series B, 5.00%, 07/01/28	3,348,383
1,000,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series C, 0.88%, 07/01/22	999,829
5,500,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series C, 1.05%, 07/01/23	5,408,796
2,040,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements Refunding Revenue Bonds, 5.00%, 03/15/25	2,179,605
2,360,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements Refunding Revenue Bonds, 5.00%, 03/15/26	2,569,221
1,815,000	City of Plano Advance Refunding GO, 5.00%, 09/01/23	1,884,248

97

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
Texas (continued)
$1,180,000	City of Plano Waterworks & Sewer System Water Utility Improvement Revenue Bonds, 5.00%, 05/01/26	$1,291,904
1,205,000	City of Round Rock TX Utility System Revenue Advance Refunding Revenue Bonds, 5.00%, 08/01/25	1,299,862
875,000	Clear Creek Independent School District Improvements GO, (PSF-GTD), 5.00%, 02/15/24	916,285
1,000,000	Clear Creek Independent School District Improvements GO, (PSF-GTD), 5.00%, 02/15/25	1,070,008
1,195,000	Connally Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,286,957
1,500,000	Conroe Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/24	1,569,968
2,000,000	Conroe Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/25	2,137,784
10,000,000	Conroe Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/28	11,228,977
2,130,000	County of Bexar Advance Refunding GO, 5.00%, 06/15/26	2,297,682
7,500,000	County of Bexar Advance Refunding GO, 5.00%, 06/15/29(a)	8,245,752
2,910,000	County of Bexar Refunding GO, 5.00%, 06/15/22	2,922,961
3,000,000	County of Bexar Tax Public Improvements GO, Series B, 5.00%, 06/15/43(a)	3,096,062
675,000	County of Collin Advance Refunding GO, 5.00%, 02/15/24	707,090
650,000	County of Collin Advance Refunding GO, 5.00%, 02/15/25	694,961
1,500,000	County of Denton Advance Refunding GO, 5.00%, 07/15/24	1,583,660
Principal Amount		Value
Texas (continued)
$1,485,000	County of Harris Current Refunding GO, Series A, 5.00%, 10/01/24	$1,574,664
2,000,000	County of Harris Current Refunding GO, Series A, 5.00%, 10/01/26	2,206,347
1,850,000	County of Williamson Limited Tax Advance Refunding GO, 5.00%, 02/15/24	1,937,952
1,000,000	County of Williamson Public Improvements GO, 5.00%, 02/15/25	1,068,613
750,000	Dallas Area Rapid Transit Refunding Revenue Bonds, Series A, 5.00%, 12/01/25(a)	797,119
7,715,000	Denton Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/26(a)	8,223,581
2,500,000	Denton Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/29	2,712,672
1,085,000	Denver City Independent School District School Building GO, Series A, (PSF-GTD), 5.00%, 02/15/25	1,157,331
180,000	Dilley Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/25	193,743
25,000	Dilley Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/25	26,991
2,780,000	Eagle Mountain & Saginaw Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 08/15/24	2,942,291
1,835,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/27	1,995,935
750,000	Eagle Mountain & Saginaw Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/23	777,506

98

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
Texas (continued)
$3,000,000	Edinburg Consolidated Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/25	$3,201,663
1,500,000	El Paso Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,589,631
3,000,000	Fort Bend Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 08/15/23	3,104,475
1,400,000	Fort Bend Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 08/15/24	1,478,348
2,000,000	Fort Bend Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 08/15/25	2,153,081
1,150,000	Fort Bend Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 08/15/32	1,336,656
1,000,000	Fort Bend Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 08/15/33	1,157,068
1,000,000	Fort Bend Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 08/15/34	1,156,197
5,000,000	Fort Worth Independent School District School Improvements GO, Series A, (PSF-GTD), 5.00%, 02/15/28	5,631,609
1,395,000	Frenship Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/26(a)	1,460,406
1,285,000	Goose Creek Consolidated Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/25	1,373,885
8,000,000	Grand Parkway Transportation Corp. Highway Improvements Revenue Bonds, Series A, 5.50%, 04/01/53(a)	8,354,887
1,990,000	Harlandale Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/24	2,082,111
Principal Amount		Value
Texas (continued)
$325,000	Harlingen Consolidated Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 08/15/22	$328,286
1,000,000	Harris County Flood Control District Refunding GO, Series A, 5.00%, 10/01/29	1,145,377
5,000,000	Harris County Flood Control District Refunding Revenue Bonds, Series A, 5.00%, 10/01/23	5,196,516
1,970,000	Harris County Toll Road Authority Bridges Revenue Bonds, 5.00%, 08/15/28	2,229,900
2,150,000	Harris County Toll Road Authority Bridges Revenue Bonds, 5.00%, 08/15/30	2,492,235
1,500,000	Harris County Toll Road Authority Bridges Revenue Bonds, 5.00%, 08/15/31	1,728,729
2,455,000	Irving Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/24	2,569,954
585,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD), 5.00%, 02/15/24	611,555
500,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD), 5.00%, 02/15/25	532,915
750,000	Klein Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/01/23	776,518
5,625,000	Lamar Consolidated Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/33	6,578,016
10,000,000	Lone Star College System Advance Refunding GO, 5.00%, 02/15/29	10,824,416
1,860,000	Longview Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/23	1,906,257

99

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
Texas (continued)
$1,050,000	Longview Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/15/23	$1,076,113
2,670,000	Magnolia Independent School District School Improvement Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/25	2,880,712
3,410,000	Manor Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/01/24	3,603,685
2,755,000	Manor Independent School District Advance Refunding GO, Series B, (PSF-GTD), 5.00%, 08/01/30	3,098,748
5,675,000	Manor Independent School District Advance Refunding GO, Series B, (PSF-GTD), 5.00%, 08/01/31	6,428,195
1,005,000	Mesquite Independent School District Advance Refunding GO, Series A, (PSF-GTD), 5.00%, 08/15/23	1,041,858
1,060,000	Mesquite Independent School District Advance Refunding GO, Series A, (PSF-GTD), 5.00%, 08/15/24	1,122,124
1,435,000	Mesquite Independent School District Advance Refunding GO, Series B, (PSF-GTD), 5.00%, 08/15/23	1,487,628
1,650,000	Mesquite Independent School District Advance Refunding GO, Series B, (PSF-GTD), 5.00%, 08/15/25	1,782,925
580,000	Mesquite Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 08/15/24	613,992
1,170,000	Mesquite Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 08/15/25	1,264,256
500,000	Mesquite Independent School District School Improvements GO, Series C, (PSF-GTD), 5.00%, 08/15/22	505,199
Principal Amount		Value
Texas (continued)
$1,765,000	North Texas Municipal Water District Water System Revenue Current Refunding Revenue Bonds, 5.00%, 09/01/26	$1,943,407
545,000	Northside Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/25	588,727
3,000,000	Northwest Independent School District Refunding GO, Series B, (PSF-GTD), 5.00%, 02/15/23	3,074,846
2,525,000	Northwest Independent School District Refunding GO, Series B, (PSF-GTD), 5.00%, 02/15/25	2,697,545
1,145,000	Palestine Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/23	1,171,936
500,000	Palestine Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/25	533,054
1,220,000	Palestine Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/28	1,320,579
1,000,000	Pecos Barstow Toyah Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/23	1,024,499
21,665,000	Permanent University Fund - Texas A&M University System Refunding Revenue Bonds, 5.50%, 07/01/28	23,758,530
650,000	Petersburg Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/26	708,233
1,525,000	Plano Independent School District School Improvement GO, (PSF-GTD), 5.00%, 02/15/23	1,561,840
1,050,000	Point Isabel Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/01/25	1,121,163

100

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
Texas (continued)
$1,995,000	Port Arthur Independent School District Advance Refunding GO, Series B, (PSF-GTD), 5.00%, 02/15/25	$2,132,996
1,000,000	Port Authority of Houston of Harris County Texas Revenue Bonds, 5.00%, 10/01/29	1,141,068
1,000,000	Port Authority of Houston of Harris County Texas Revenue Bonds, 5.00%, 10/01/30	1,152,772
2,500,000	Port Authority of Houston of Harris County Texas Revenue Bonds, 5.00%, 10/01/33	2,903,849
1,375,000	Port Authority of Houston of Harris County Texas Revenue Bonds, 4.00%, 10/01/35	1,430,595
1,000,000	Port Authority of Houston of Harris County Texas Revenue Bonds, 4.00%, 10/01/36	1,035,606
1,250,000	Port Authority of Houston of Harris County Texas Revenue Bonds, 4.00%, 10/01/37	1,288,093
1,000,000	Prosper Independent School District School Building School Improvement GO, (PSF-GTD), 5.00%, 02/15/25	1,070,008
925,000	Roma Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 08/15/22	934,299
1,020,000	Roma Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 08/15/23	1,055,563
1,075,000	Roma Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 08/15/24	1,135,788
1,000,000	Roma Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,077,279
1,330,000	San Antonio Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/23	1,378,089
1,000,000	Socorro Independent School District Current Refunding GO, Series B, (PSF-GTD), 5.00%, 08/15/25	1,066,665
Principal Amount		Value
Texas (continued)
$7,180,000	Spring Independent School District Advance Refunding GO, Series A, 5.00%, 08/15/28	$7,865,743
2,500,000	State of Texas Current Refunding GO, Series B, 5.00%, 08/01/24	2,644,250
5,000,000	State of Texas Current Refunding GO, Series B, 5.00%, 08/01/25	5,396,864
2,300,000	State of Texas Highway Improvements GO, 5.00%, 04/01/27	2,506,882
3,720,000	State of Texas Highway Improvements Revenue Bonds GO, 5.00%, 04/01/44(a)	3,899,436
5,000,000	State of Texas Public Finance Authority Advance Refunding GO, 5.00%, 10/01/26	5,511,472
5,000,000	State of Texas Public Finance Authority Advance Refunding GO, 2.18%, 10/01/27	4,722,998
3,200,000	State of Texas Transportation Commission Advance Refunding GO, Series A, 5.00%, 10/01/25	3,465,799
5,000,000	State of Texas Transportation Commission Advance Refunding GO, Series A, 5.00%, 10/01/28	5,386,393
6,500,000	State of Texas Transportation Commission Highway Improvement GO, 5.00%, 04/01/25	6,967,959
3,500,000	State of Texas Transportation Commission Refunding GO, Series A, 5.00%, 10/01/22	3,551,112
1,000,000	State of Texas, Water Financial Assistance Refunding GO, Subseries B-2, 5.00%, 08/01/28	1,053,429
1,000,000	Sulphur Springs Independent School District Advance Refunding GO, (PSF- GTD), 5.00%, 08/15/26	1,099,340
1,000,000	Temple Independent School District Advance Refunding GO, (PSF- GTD), 5.00%, 02/01/27	1,108,698

101

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
Texas (continued)
$1,250,000	Texas A&M University University & College Improvements Revenue Bonds, Series A, 0.59%, 05/15/24	$1,194,456
1,000,000	Texas State University System University & College Improvements Revenue Bonds, Series A, 5.00%, 03/15/24	1,048,880
1,000,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, 5.00%, 10/01/22	1,014,645
5,785,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, 5.00%, 10/01/24	6,134,297
4,250,000	Texas Transportation Commission State Highway Fund Highway Improvements Revenue Bonds Series A, 5.00%, 10/01/26	4,677,289
5,000,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, 5.00%, 08/01/24	5,282,870
6,665,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, 5.00%, 08/01/25	7,185,367
5,000,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, 5.00%, 08/01/26	5,492,887
1,500,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, 5.00%, 08/01/27	1,675,671
4,050,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, 5.00%, 08/01/29	4,632,286
2,500,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, 5.00%, 08/01/31	2,915,670
Principal Amount		Value
Texas (continued)
$5,000,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, 5.00%, 08/01/32	$5,809,729
6,000,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, 5.00%, 08/01/33	6,935,496
1,250,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, Series A, 5.00%, 10/15/23	1,301,338
1,000,000	Trinity River Authority Central Regional Wastewater System Advance Refunding Revenue Bonds, 5.00%, 08/01/24	1,057,475
500,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/22	505,199
1,680,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/23	1,741,395
935,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/24	989,798
2,085,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/25	2,253,655
640,000	Valley View Independent School District/Hidalgo County Current Refunding GO, (PSF-GTD), 5.00%, 02/15/26	695,889
640,000	Wall Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/27	681,776
1,210,000	Wichita Falls Independent School District School Improvements GO, Series A, (PSF-GTD), 5.00%, 02/01/23	1,238,089
315,000	Wichita Falls Independent School District School Improvements GO, Series A, (PSF-GTD), 5.00%, 02/01/24	329,453
		458,376,418

102

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
Utah — 0.4%
$1,255,000	City of Salt Lake City UT Airport Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/25	$1,325,996
2,500,000	City of Salt Lake City UT Airport Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/28	2,709,594
10,000,000	State of Utah Highway Improvements Revenue Bonds GO, 5.00%, 07/01/26	11,023,418
		15,059,008
Virginia — 4.1%
555,000	City of Alexandria Advance Refunding GO, Series C, (State Aid Withholding), 5.00%, 07/01/22	558,391
7,800,000	City of Harrisonburg GO, Series A, (State Aid Withholding), 5.00%, 07/15/27	8,703,653
7,615,000	City of Harrisonburg GO, Series A, (State Aid Withholding), 5.00%, 07/15/29	8,737,175
3,045,000	City of Newport News Public Improvements GO, Series A, (State Aid Withholding), 5.00%, 02/01/27	3,387,505
7,430,000	Commonwealth of Virginia Advance Refunding GO, Series B, (State Aid Withholding), 5.00%, 06/01/28	7,962,591
5,000,000	County of Fairfax School Improvements GO, Series A, (State Aid Withholding), 5.00%, 10/01/27	5,571,501
7,965,000	County of Fairfax School Improvements GO, Series A, (State Aid Withholding), 5.00%, 10/01/29	8,832,644
5,550,000	County of Fairfax School Improvements GO, Series A, (State Aid Withholding), 5.00%, 10/01/35	6,358,763
7,530,000	County of Loudoun Public Facilities GO, Series A, (State Aid Withholding), 5.00%, 12/01/26	8,334,935
Principal Amount		Value
Virginia (continued)
$6,880,000	Hampton Roads Sanitation District Refunding Revenue Bonds, Sub-Series B, 0.40%, 08/01/46(b)	$6,880,000
3,000,000	Hampton Roads Transportation Accountability Commission Highway Improvements Revenue Bonds, Series A, 5.00%, 07/01/35	3,466,488
23,685,000	Hampton Roads Transportation Accountability Commission Revenue Bonds, Series A, 5.00%, 07/01/26	25,971,081
1,170,000	Prince William County Industrial Development Authority Public Improvements Refunding Revenue Bonds, Series A, 5.00%, 10/01/24	1,241,210
5,375,000	Virginia Commonwealth Transportation Board Advance Refunding Revenue Bonds, Series A, 5.00%, 05/15/28	5,977,232
2,510,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/23	2,577,290
815,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/25	872,175
1,345,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/26	1,466,310
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 05/15/27	5,484,117
2,175,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/29	2,471,569
8,000,000	Virginia Public Building Authority Public Facilities Revenue Bonds, Series A, Group 1, 5.00%, 08/01/24	8,445,395
4,450,000	Virginia Public School Authority Advance Refunding Revenue Bonds, 5.00%, 08/01/24	4,702,756

103

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
Virginia (continued)
$870,000	Virginia Public School Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 08/01/25	$938,207
9,000,000	Virginia Public School Authority Current Refunding Revenue Bonds, Series B, 5.00%, 08/01/23	9,320,469
2,790,000	Virginia Public School Authority School Improvement Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 10/01/23	2,900,845
2,280,000	Virginia Public School Authority School Improvements Revenue Bonds, Series 2022, (State Aid Withholding), 5.00%, 02/01/27	2,526,755
3,325,000	Virginia Public School Authority School Improvements Revenue Bonds, Series 2022, (State Aid Withholding), 5.00%, 02/01/28	3,741,173
3,410,000	Virginia Public School Authority School Improvements Revenue Bonds, Series 2022, (State Aid Withholding), 5.00%, 02/01/29	3,882,340
4,230,000	Virginia Public School Authority School Improvements Revenue Bonds, Series 2022, (State Aid Withholding), 5.00%, 02/01/30	4,876,407
3,555,000	Virginia Public School Authority School Improvements Revenue Bonds, Series 2022, (State Aid Withholding), 5.00%, 02/01/31	4,138,747
2,000,000	Virginia Resources Authority Advance Refunding Revenue, 5.00%, 11/01/26	2,209,666
750,000	Virginia Resources Authority Refunding Revenue Bonds, 5.00%, 11/01/23	781,589
740,000	Virginia Resources Authority Refunding Revenue Bonds, 5.00%, 11/01/25	788,305
Principal Amount		Value
Virginia (continued)
$15,000	Virginia Resources Authority Refunding Revenue Bonds, 5.00%, 11/01/25(a)	$15,934
		164,123,218
Washington — 6.2%
3,000,000	Central Puget Sound Regional Transit Authority Current Refunding Revenue Bonds, Series S-1, 5.00%, 11/01/23	3,125,905
5,000,000	Central Puget Sound Regional Transit Authority Current Refunding Revenue Bonds, Series S-1, 5.00%, 11/01/24	5,317,620
5,000,000	Central Puget Sound Regional Transit Authority Current Refunding Revenue Bonds, Series S-1, 5.00%, 11/01/25	5,421,031
10,000,000	Central Puget Sound Regional Transit Authority Current Refunding Revenue Bonds, Series S-1, 5.00%, 11/01/30	11,644,070
10,000,000	Central Puget Sound Regional Transit Authority Current Refunding Revenue Bonds, Series S-1, 5.00%, 11/01/31	11,731,961
1,050,000	Chelan County School District No 228 Cascade School Improvements GO, (School Board GTY), 5.00%, 12/01/26	1,151,335
11,620,000	City of Seattle WA Drainage & Wastewater Revenue Sewer Improvements Revenue Bonds, 5.00%, 09/01/31	13,658,117
1,600,000	Clark County Public Utility District No 1 Refunding Revenue Bonds, 5.00%, 01/01/27	1,735,151
825,000	Clark County School District No 117 Camas School Improvements GO, (School Board GTY), 5.00%, 12/01/24	880,029
1,035,000	County of King Refunding GO, 5.00%, 07/01/25	1,103,776
5,395,000	County of King Refunding GO, 5.00%, 07/01/26	5,755,106
9,000,000	County of King School District No 411 Issaquah School Improvement GO, (School Board GTY), 5.00%, 12/01/32	10,078,236

104

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
Washington (continued)
$10,000,000	County of King Sewer Improvements GO, Series A, 5.00%, 01/01/30	$11,584,189
8,000,000	County of King WA Sewer Revenue Sewer Improvement Revenue Bonds, Series B, 5.00%, 07/01/29	9,043,142
3,000,000	Energy Northwest Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/27	3,219,318
10,000,000	Energy Northwest Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/27	10,940,364
2,250,000	Energy Northwest Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/26	2,466,238
3,900,000	Energy Northwest Refunding Revenue Bonds, Series A, 5.00%, 07/01/28	3,918,892
565,000	Jefferson County School District No 50 Port Townsend School Improvements GO, (School Board GTY), 5.00%, 12/01/23	588,516
5,000,000	Port of Seattle Airport & Marina Improvements Refunding Revenue Bonds, Series C, 5.00%, 08/01/27	5,427,048
5,000,000	Port of Seattle Airport & Marina Improvements Refunding Revenue Bonds, Series C, 5.00%, 08/01/29	5,511,860
5,000,000	Port of Seattle Airport & Marina Improvements Refunding Revenue Bonds, Series C, 5.00%, 08/01/30	5,552,441
5,000,000	Port of Seattle Airport & Marina Improvements Refunding Revenue Bonds, Series C, 5.00%, 08/01/32	5,578,480
6,885,000	Port of Seattle Current Refunding Revenue Bonds, 5.00%, 09/01/25	7,341,845
750,000	Port of Seattle Inter Lien Refunding Revenue Bonds, 5.00%, 02/01/27	812,671
5,000,000	Port of Seattle Refunding GO, 5.00%, 06/01/24	5,268,933
Principal Amount		Value
Washington (continued)
$1,120,000	Skagit County Consolidated School District No 320 Mount Vernon School Improvements Refunding GO, (School Board GTY), 5.00%, 12/01/23	$1,168,391
750,000	Snohomish County Public Utility District No 1 Current Refunding Revenue Bonds, Series A, 5.00%, 12/01/23	782,405
750,000	Snohomish County Public Utility District No 1 Current Refunding Revenue Bonds, Series A, 5.00%, 12/01/24	799,056
5,000,000	Snohomish County School District No 201 Refunding GO, (School Board GTY), 5.00%, 12/01/25	5,261,640
775,000	Spokane & Whitman Counties School District No 360 Cheney Advance Refunding GO, (School Board GTY), 5.00%, 12/01/23	808,608
1,000,000	State of Washington Advance Refunding COP, (State Aid Intercept Program), 5.00%, 07/01/24	1,051,418
2,410,000	State of Washington Current Refunding GO, Series R-2020C, 5.00%, 07/01/25	2,595,313
10,000,000	State of Washington Current Refunding GO, Series R-2022C, Group 1, 5.00%, 07/01/23	10,329,243
10,000,000	State of Washington Current Refunding GO, Series R-2022C, Group 1, 5.00%, 07/01/24	10,547,602
10,000,000	State of Washington Current Refunding GO, Series R-2022C, Group 1, 5.00%, 07/01/25	10,763,757
10,000,000	State of Washington Current Refunding GO, Series R-2022C, Group 1, 4.00%, 07/01/26	10,565,840
10,000,000	State of Washington Current Refunding GO, Series R-2022D, Group 1, 5.00%, 07/01/23	10,329,243

105

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
Washington (continued)
$10,000,000	State of Washington Current Refunding GO, Series R-2022D, Group 1, 5.00%, 07/01/24	$10,558,340
10,000,000	State of Washington Current Refunding GO, Series R-2022D, Group 1, 5.00%, 07/01/25	10,763,757
5,475,000	State of Washington Public Improvements GO, Series C, 5.00%, 02/01/30	5,810,085
2,760,000	State of Washington Public Improvements GO, Series D, 5.00%, 02/01/24	2,889,539
800,000	State of Washington Refunding GO, Series R-2012C, 5.00%, 07/01/23	804,575
4,435,000	Yakima County School District No 7 Yakima Advance Refunding GO, (School Board GTY), 5.00%, 12/01/24	4,711,345
		249,396,431
West Virginia — 0.0%
1,650,000	West Virginia Parkways Authority Highway Improvements Revenue Bonds, 5.00%, 06/01/26	1,807,228
Wisconsin — 1.2%
1,000,000	State of Wisconsin Advance Refunding Revenue Bonds, Series B, 5.00%, 05/01/28	1,093,240
4,700,000	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Advance Refunding Revenue Bonds, 5.00%, 06/01/29(a)	4,947,899
1,000,000	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Advance Refunding Revenue Bonds, Series 1, 5.00%, 06/01/23	1,030,923
1,000,000	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Refunding Revenue Bonds, Series 1, 5.00%, 06/01/26(a)	1,030,923
14,000,000	State of Wisconsin Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/29	15,532,496
Principal Amount		Value
Wisconsin (continued)
$1,200,000	State of Wisconsin General Fund Advance Refunding Revenue Bonds, Series B, 5.00%, 05/01/27	$1,315,237
3,205,000	State of Wisconsin Public Improvements GO, Series B, 5.00%, 05/01/30(a)	3,205,000
1,900,000	State of Wisconsin Refunding Bonds GO, Series 3, 5.00%, 11/01/25(a)	1,932,241
1,000,000	State of Wisconsin Refunding GO, Series 1, 5.00%, 05/01/24	1,028,831
860,000	State of Wisconsin Refunding Notes GO, Series A, 5.00%, 05/01/28	918,863
6,000,000	Wisconsin Department of Transportation Advance Refunding Revenue Bonds, Series 1, 1.01%, 07/01/26	5,443,192
1,600,000	Wisconsin Department of Transportation Pre-refunded Current Refunding Revenue Bonds, Series 1, 5.00%, 07/01/29(a)	1,609,669
7,250,000	Wisconsin Health & Educational Facilities Authority Advance Refunding Revenue Bonds, 5.00%, 08/15/54(b)	7,836,532
2,250,000	Wisconsin Health & Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.13%, 04/15/31(a)	2,315,199
		49,240,245
Total Municipal Bonds (Cost $3,916,944,682)		3,723,146,448

CORPORATE BONDS — 0.8%
United States — 0.8%
1,675,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	1,472,610
3,000,000	BayCare Health System, Inc., Series 2020, 2.61%, 11/15/22	3,001,795
5,000,000	Baylor Scott & White Holdings, Series 2021, 0.83%, 11/15/25	4,561,014

106

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
United States (continued)
$1,750,000	Bon Secours Mercy Health, Inc., 1.35%, 06/01/25	$1,614,557
8,000,000	Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 1.91%, 09/01/30	6,939,193
5,000,000	Leland Stanford Junior University, 1.29%, 06/01/27	4,488,922
10,000,000	Yale University, Series 2020, 0.87%, 04/15/25	9,398,009
Total Corporate Bonds (Cost $34,464,046)		31,476,100

U.S. GOVERNMENT SECURITIES — 5.0%
U.S. Treasury Bills — 5.0%
100,000,000	0.33%, 06/30/22(d)	99,885,278
100,000,000	1.05%, 09/29/22(d)	99,527,083
Total U.S. Government Securities (Cost $199,512,706)		199,412,361

Shares
INVESTMENT COMPANY — 3.6%
144,377,479	SEI Daily Income Trust Government II Fund - Class A, 0.19%(e)	144,377,479
Total Investment Company (Cost $144,377,479)		144,377,479
TOTAL INVESTMENTS — 102.6% (Cost $4,295,298,913)		$4,098,412,388
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(104,540,335)
NET ASSETS — 100.0%		$3,993,872,053

(a)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2022.
(c)	These securities are subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(d)	Zero coupon security. The rate represents the yield at time of purchase.
(e)	The rate shown represents the current yield as of April 30, 2022.

The following abbreviations are used in the report:

AGM — Assured Guaranty Municipal Corp.

COP — Certificates of Participation

GO — General Obligation

GTY — Guaranty

PSF-GTD — Permanent School Fund Guarantee

Q-SBLF — Qualified-School Board Loan Fund

107

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

PORTFOLIO DIVERSIFICATION BY STATE (UNAUDITED)

State:	Percentage of Net Assets
Alabama	0.6%
Arizona	0.9
Arkansas	0.2
California	5.6
Colorado	1.4
Connecticut	3.4
Delaware	2.0
District of Columbia	1.8
Florida	2.8
Georgia	4.2
Hawaii	3.7
Idaho	0.1
Illinois	0.2
Indiana	0.2
Iowa	1.1
Kansas	0.0	*
Maine	0.2
Maryland	5.3
Massachusetts	3.9
Michigan	0.4
Minnesota	2.3
Mississippi	0.3
Missouri	0.0	*
New Hampshire	0.1
New Jersey	3.6
New Mexico	0.3
New York	13.3
North Carolina	2.5
Ohio	3.6
Oklahoma	0.6
Oregon	1.0
Pennsylvania	2.2
Rhode Island	0.3
South Carolina	0.8
South Dakota	0.5
Tennessee	0.4
Texas	11.5
Utah	0.4
Virginia	4.1
Washington	6.2
West Virginia	0.0	*
Wisconsin	1.2
Other**	6.8
	100.0%

*	Represents less than 0.01% of net assets.
**	Includes cash and equivalents, Corporate Bonds, U.S. Government Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

108

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments	April 30, 2022
(Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 90.1%
California — 90.1%
$6,000,000	Bay Area Toll Authority Pre-refunded Highway Improvements Revenue Bonds, Sub-Series S-4, 5.00%, 04/01/43(a)	$6,166,644
15,000,000	Bay Area Toll Authority Pre-refunded Highway Improvements Revenue Bonds, Sub-Series S-4, 5.25%, 04/01/48(a)	15,450,309
930,000	Cabrillo Community College District Refunding GO, 5.00%, 08/01/27(a)	938,368
500,000	California Educational Facilities Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 01/01/27(a)	544,427
1,550,000	California Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 10/01/23	1,610,700
500,000	California Health Facilities Financing Authority Current Refunding Revenue Bonds, 5.00%, 11/01/31	583,886
1,000,000	California Health Facilities Financing Authority Current Refunding Revenue Bonds, 5.00%, 11/01/23	1,041,818
1,565,000	California Infrastructure & Economic Development Bank Current Refunding Revenue Bond, Series A-1, 5.00%, 04/01/33	1,881,335
4,000,000	California Infrastructure & Economic Development Bank Revenue Bond, 5.00%, 10/01/35	4,454,789
250,000	California Infrastructure & Economic Development Bank Revenue Bond, 5.00%, 10/01/23	259,897
1,000,000	California Municipal Finance Authority Health Care Facilities Improvements Revenue Bonds, Series A, 4.00%, 02/01/37	1,013,604
Principal Amount		Value
California (continued)
$1,000,000	California Municipal Finance Authority Health Care Facilities Improvements Revenue Bonds, Series A, 4.00%, 02/01/38	$1,009,159
1,000,000	California Municipal Finance Authority Health Care Facilities Improvements Revenue Bonds, Series A, 4.00%, 02/01/39	1,005,564
1,000,000	California Municipal Finance Authority Health Care Facilities Improvements Revenue Bonds, Series A, 4.00%, 02/01/40	994,523
670,000	California Municipal Finance Authority Retirement Facilities Town and Country Manor Revenue Bonds, (California Mortgage Insurance), 4.00%, 07/01/24	691,166
250,000	California State University & College Improvements Current Refunding Revenue Bonds, Series A, 5.00%, 11/01/23	260,530
1,785,000	California State University & College Improvements Revenue Bonds, Series A, 5.00%, 11/01/24	1,896,605
20,000	California State University Pre-refunded Refunding Revenue Bonds, Series A, 5.00%, 11/01/25(a)	21,235
230,000	California State University Unfunded Revenue Bonds, Series A, 5.00%, 11/01/25(a)	244,783
5,000,000	Carlsbad Unified School District School Improvements GO, Series B, 6.00%, 05/01/34	5,349,909
885,000	Chabot-Las Positas Community College District Refunding GO, 5.00%, 08/01/25(a)	916,180
1,260,000	City & County of San Francisco Current Refunding GO, Series R1, 5.00%, 06/15/26	1,383,973
1,100,000	City & County of San Francisco Current Refunding GO, Series R1, 5.00%, 06/15/27	1,230,512

109

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
California (continued)
$2,375,000	City & County of San Francisco Current Refunding GO, Series R1, 5.00%, 06/15/28	$2,694,276
4,000,000	City & County of San Francisco Current Refunding GO, Series R1, 5.00%, 06/15/30	4,665,984
900,000	City & County of San Francisco Current Refunding GO, Series R1, 5.00%, 06/15/31	1,060,891
900,000	City & County of San Francisco Current Refunding GO, Series R1, 5.00%, 06/15/32	1,072,913
1,750,000	City & County of San Francisco Current Refunding GO, Series R1, 5.00%, 06/15/34	2,060,762
325,000	City & County of San Francisco Public Improvements GO, Series B, 5.00%, 06/15/22	326,467
3,000,000	City & County of San Francisco Public Improvements GO, Series R1, 5.00%, 06/15/29	3,455,205
2,500,000	City & County of San Francisco Refunding Notes COP, 5.00%, 04/01/23	2,566,680
900,000	City of Los Angeles Department of Airports Airport & Marina Improvements Refunding Revenue Bonds, 5.00%, 05/15/31	1,034,813
1,000,000	City of Los Angeles Department of Airports Airport & Marina Improvements Refunding Revenue Bonds, 5.00%, 05/15/34	1,142,555
1,000,000	City of Los Angeles Department of Airports Airport & Marina Improvements Refunding Revenue Bonds, 4.00%, 05/15/35	1,038,792
1,000,000	City of Los Angeles Department of Airports Airport & Marina Improvements Refunding Revenue Bonds, Series A, 5.00%, 05/15/31	1,112,270
Principal Amount		Value
California (continued)
$1,000,000	City of Los Angeles Department of Airports Airport & Marina Improvements Refunding Revenue Bonds, Series A, 5.00%, 05/15/32	$1,109,945
7,500,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, 5.00%, 05/15/40	8,300,372
3,645,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, Series C, 5.00%, 05/15/23	3,751,381
1,500,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, Series C, 5.00%, 05/15/24	1,572,693
5,000,000	City of Los Angeles Wastewater System Revenue Current Refunding Revenue Bonds, Series C, 5.00%, 06/01/23	5,156,788
5,000,000	City of Los Angeles Wastewater System Revenue Current Refunding Revenue Bonds, Series C, 5.00%, 06/01/24	5,261,640
3,000,000	City of Los Angeles Wastewater System Revenue Current Refunding Revenue Bonds, Series C, 5.00%, 06/01/25	3,223,339
2,550,000	City of Los Angeles Wastewater System Revenue Refunding Revenue Bonds, Sub-Series A, 5.00%, 06/01/25	2,626,642
1,800,000	City of Los Angeles Wastewater System Revenue Refunding Revenue Bonds, Sub-Series A, 5.00%, 06/01/27	1,852,930
1,900,000	City of San Francisco Public Utilities Commission Water Revenue Advance Refunding Revenue Bonds, 5.00%, 11/01/28	2,029,481
3,000,000	Coast Community College District Advance Refunding GO, 2.23%, 08/01/31	2,620,774
1,600,000	Contra Costa County Public Financing Authority Current Refunding Revenue Bonds, Series B, 5.00%, 06/01/25	1,717,638

110

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
California (continued)
$225,000	County of Sacramento Airport System Revenue Current Refunding Revenue Bonds, Sub-Series D, 5.00%, 07/01/23	$231,736
1,445,000	Desert Community College District Refunding GO, 5.00%, 08/01/26	1,586,223
200,000	East Bay Municipal Utility District Wastewater System Revenue Advance Refunding Revenue Bonds, Series A, 5.00%, 06/01/22	200,599
1,500,000	Eastern Municipal Water District Financing Authority Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/36	1,715,062
1,000,000	Eastern Municipal Water District Financing Authority Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/37	1,142,167
805,000	Garden Grove Unified School District School Improvements GO, Series C, 5.00%, 08/01/30(a)	833,866
1,100,000	Los Angeles Community College District Refunding GO, Series A, 5.00%, 08/01/29(a)	1,164,214
1,000,000	Los Angeles Community College District University & College Improvements GO, Series 2008-F, 5.00%, 08/01/24(a)	1,035,859
850,000	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Transit Improvements Revenue Bonds, Senior Series B, 5.00%, 07/01/25	877,033
4,000,000	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Transit Improvements Revenue Bonds, Series A, 5.00%, 06/01/29	4,596,256
1,125,000	Los Angeles Department of Water & Power Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/39	1,266,796
Principal Amount		Value
California (continued)
$1,425,000	Los Angeles Department of Water & Power Power System Electricity Light & Power Improvements Revenue Bonds, Series D, 5.00%, 07/01/22	$1,433,706
2,065,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/23	2,105,183
5,000,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/24	5,273,312
450,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B, 5.00%, 01/01/23	458,420
600,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B, 5.00%, 01/01/24	626,153
1,800,000	Los Rios Community College District Refunding GO, 5.00%, 08/01/27	1,815,749
1,100,000	Mount San Jacinto Community College District University & College Improvements GO, Series 2014-A, 5.00%, 08/01/28	1,183,744
2,000,000	Municipal Improvement Corp. of Los Angeles Refunding Revenue Bonds, Series A, 5.00%, 11/01/24(a)	2,098,838
450,000	Northern California Power Agency Hydroelectric Project Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/22	452,490
3,000,000	Orange County Sanitation District Advance Refunding Revenue Bonds, Series A, 5.00%, 02/01/34	3,160,288
475,000	Orange County Water District Repayment Of Bank Loan Revenue Bonds, Series C, 5.00%, 08/15/25	513,735

111

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
California (continued)
$200,000	Placer County Water Agency Current Refunding COP, 5.00%, 07/01/22	$201,228
1,145,000	Regents of the University of California Medical Center Pooled Revenue Current Refunding Revenue Bonds, Series L, 5.00%, 05/15/24	1,203,283
1,310,000	Regents of the University of California Medical Center Pooled Revenue Pre-refunded Revenue Bonds, Series J, 5.00%, 05/15/24(a)	1,349,494
6,150,000	Regents of the University of California Medical Center Pooled Revenue Pre-refunded Revenue Bonds, Series J, 5.25%, 05/15/27(a)	6,351,051
1,100,000	Rio Hondo Community College District Current Refunding GO, Series B, 5.00%, 08/01/24	1,161,984
870,000	Riverside County Transportation Commission Pre-refunded Refunding Revenue Bond, Series A, 5.25%, 06/01/24(a)	898,925
3,000,000	Sacramento Municipal Utility District Refunding Revenue Bonds, Sub-Series A, 5.00%, 08/15/49(b)	3,078,195
3,500,000	Sacramento Municipal Utility District Electric Light & Power Improvements Revenue Bonds, Series H, 5.00%, 08/15/36	3,972,074
4,000,000	San Bernardino Community College District Advance Refunding GO, 1.61%, 08/01/27	3,608,936
1,000,000	San Diego Community College District Advance Refunding GO, 5.00%, 08/01/28	1,098,155
550,000	San Diego County Regional Airport Authority Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/33	616,482
Principal Amount		Value
California (continued)
$870,000	San Diego County Regional Airport Authority Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/34	$973,638
1,000,000	San Diego County Regional Airport Authority Airport & Marina Improvements Revenue Bonds, Series A, 4.00%, 07/01/35	1,016,149
750,000	San Diego County Regional Airport Authority Airport & Marina Improvements Revenue Bonds, Series A, 4.00%, 07/01/36	761,176
1,000,000	San Diego County Regional Airport Authority Airport & Marina Improvements Revenue Bonds, Series A, 4.00%, 07/01/46	990,572
2,800,000	San Diego County Water Authority Refunding Revenue Bonds, Sub-Series S1, 5.00%, 05/01/28	3,154,114
600,000	San Diego County Water Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 05/01/31	702,448
650,000	San Diego County Water Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 05/01/32	769,295
300,000	San Diego Public Facilities Financing Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 08/01/25	323,617
300,000	San Diego Public Facilities Financing Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/23	310,833
1,000,000	San Diego Public Facilities Financing Authority Refunding Revenue Bonds, Sub-Series A, 5.00%, 08/01/31(a)	1,008,874
1,460,000	San Francisco Bay Area Rapid Transit District Sales Tax Revenue Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/28	1,568,575

112

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
California (continued)
$1,500,000	San Francisco Bay Area Rapid Transit District Transit Improvements GO, Series B-1, 5.00%, 08/01/24	$1,587,564
500,000	San Francisco City & County Airport Comm-San Francisco International Airport Advance Refunding Current Revenue Bonds, Series A, 5.00%, 05/01/23	514,516
3,810,000	San Francisco City & County Airport Comm-San Francisco International Airport Advance Refunding Current Revenue Bonds, Series A, 5.00%, 05/01/26	4,127,534
3,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series H, 5.00%, 05/01/29	3,290,831
1,025,000	San Francisco City & County Airport Comm-San Francisco International Airport Port Airport & Marina Improvements Revenue Bonds, Series E, 5.00%, 05/01/40	1,099,070
4,225,000	San Francisco City & County Airport Comm-San Francisco International Airport Refunding Revenue Bonds, Series B, 5.00%, 05/01/27	4,648,019
2,620,000	San Francisco City & County Airport Comm-San Francisco International Airport Refunding Revenue Bonds, Series B, 5.00%, 05/01/28	2,918,143
830,000	San Jose Evergreen Community College District Advance Refunding GO, 5.00%, 09/01/24	878,538
785,000	San Mateo County Community College District Refunding GO, 5.00%, 09/01/24(a)	794,251
1,000,000	San Mateo Union High School District Refunding GO, 5.00%, 09/01/27(a)	1,060,349
Principal Amount		Value
California (continued)
$1,000,000	San Ramon Valley Unified School District School Improvements GO, 5.00%, 08/01/24	$1,056,574
350,000	Santa Clara Unified School District Advance Refunding GO, 5.00%, 07/01/23	361,827
1,540,000	Santa Clarita Community College District Refunding GO, 5.00%, 08/01/24(a)	1,595,222
4,000,000	State of California Current Refunding GO, 5.00%, 11/01/28	4,523,516
3,250,000	State of California Current Refunding GO, 5.00%, 04/01/42	3,546,941
1,500,000	State of California Current Refunding GO, 5.00%, 04/01/24	1,576,732
3,310,000	State of California Current Refunding GO, 5.00%, 08/01/24	3,499,496
4,770,000	State of California Current Refunding GO, Group C, 5.00%, 08/01/27	5,086,735
1,300,000	State of California Department of Water Resources Power Supply Revenue Advance Refunding Revenue Bonds, Series O, 5.00%, 05/01/22	1,300,000
300,000	State of California Department of Water Resources Refunding Revenue Bonds, Series AS, 5.00%, 12/01/25	319,235
2,000,000	State of California Department of Water Resources Water Utility Improvements Revenue Bonds, Series BB, 5.00%, 12/01/32	2,326,351
1,000,000	State of California Multi Utility Improvements GO, 5.00%, 10/01/25	1,081,698
1,000,000	State of California Refunding GO, 5.00%, 10/01/25	1,060,380
6,065,000	State of California Refunding GO, 5.00%, 10/01/26	6,428,273
4,000,000	State of California Water Utility Improvements GO, 5.00%, 04/01/26	4,370,710

113

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
California (continued)
$5,740,000	State of California Water Utility Improvements GO, 5.00%, 11/01/29	$6,560,245
2,000,000	State of California Water Utility Improvements GO, 5.00%, 04/01/27	2,219,812
5,000,000	State of California Water Utility Improvements GO, 5.00%, 04/01/28	5,609,665
4,000,000	State of California Water Utility Improvements GO, 5.00%, 04/01/29	4,539,979
3,500,000	State of California Water Utility Improvements GO, 5.00%, 04/01/30	4,013,275
550,000	Turlock Irrigation District Revenue Bonds, 5.00%, 01/01/25	585,539
1,955,000	University of California Advance Refunding Revenue Bonds, Series AY, 5.00%, 05/15/24	2,058,100
995,000	University of California Current Pre-refunded Refunding Revenue Bonds, Series AF, 5.00%, 05/15/24(a)	1,024,480
1,270,000	University of California Current Pre-refunded Refunding Revenue Bonds, Series AF, 5.00%, 05/15/26(a)	1,307,627
1,575,000	University of California Pre-refunded Limited Project Current Refunding Revenue Bonds, Series G, 5.00%, 05/15/30(a)	1,576,999
10,000,000	University of California Refunding Revenue Bonds, Series AK, 5.00%, 05/15/48(b)	10,289,777
2,500,000	University of California University & College Improvements Revenue Bonds, Series BE, 5.00%, 05/15/33	2,862,891
1,645,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds, Series A, 1.32%, 11/01/25	1,533,945
2,295,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds, Series A, 1.54%, 11/01/26	2,109,055
Principal Amount		Value
California (continued)
$2,000,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds, Series A, 1.74%, 11/01/27	$1,815,268
3,970,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds, Series A, 1.96%, 11/01/28	3,584,519
1,100,000	Western Municipal Water District Facilities Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 10/01/36	1,261,566
1,000,000	Western Municipal Water District Facilities Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 10/01/37	1,142,022
Total Municipal Bonds (Cost $305,735,296)		292,442,943

CORPORATE BONDS — 0.6%
United States — 0.6%
2,000,000	Stanford Health Care, Series 2020, 3.31%, 08/15/30	1,925,633
Total Corporate Bonds (Cost $2,000,000)		1,925,633

U.S. GOVERNMENT SECURITIES — 7.0%
U.S. Treasury Bills — 7.0%
10,000,000	0.29%, 06/30/22(c)	9,988,528
13,000,000	1.05%, 09/29/22(c)	12,938,521
Total U.S. Government Securities (Cost $22,938,980)		22,927,049

Shares
INVESTMENT COMPANY — 5.6%
18,178,914	SEI Daily Income Trust Government II Fund - Class A, 0.19%(d)	18,178,914
Total Investment Company (Cost $18,178,914)		18,178,914
TOTAL INVESTMENTS — 103.3% (Cost $348,853,190)		$335,474,539
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(10,764,213)
NET ASSETS — 100.0%		$324,710,326

114

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

(a)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2022.
(c)	Zero coupon security. The rate represents the yield at time of purchase.
(d)	The rate shown represents the current yield as of April 30, 2022.

The following abbreviations are used in the report:

COP — Certificates of Participation

GO — General Obligation

PORTFOLIO DIVERSIFICATION BY STATE (UNAUDITED)

State:	Percentage of Net Assets
California	90.1%
Other*	9.9
100.0%

*	Includes cash and equivalents, Corporate Bonds, U.S. Government Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

115

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments	April 30, 2022
(Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 91.3%
New York — 91.3%
$2,000,000	Battery Park City Authority Current Refunding Revenue Bonds, Series A, 5.00%, 11/01/25	$2,084,238
100,000	Build NYC Resource Corp. Refunding Revenue Bonds, Series A, 5.00%, 06/01/24	105,483
225,000	City of New York Advance Refunding GO, Series 2015-A, 5.00%, 08/01/24	237,173
2,520,000	City of New York Advance Refunding GO, Series A, 5.00%, 08/01/26	2,750,368
510,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/27	561,600
150,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/22	151,361
350,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/22	353,176
200,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/23	207,122
875,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/23	906,157
1,515,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/27	1,609,376
1,190,000	City of New York Advance Refunding GO, Series D, 5.00%, 08/01/33	1,301,460
125,000	City of New York Advance Refunding GO, Series D, 5.00%, 08/01/24	131,763
100,000	City of New York Advance Refunding GO, Series E, 5.00%, 08/01/24	105,410
4,250,000	City of New York Current Refunding GO, Series B-1, 5.00%, 08/01/27	4,705,957
3,750,000	City of New York Current Refunding GO, Series B-1, 5.00%, 08/01/23	3,883,529
4,250,000	City of New York Current Refunding GO, Series B-1, 5.00%, 08/01/24	4,479,935
Principal Amount		Value
New York (continued)
$2,550,000	City of New York Current Refunding GO, Series B-1, 5.00%, 08/01/25	$2,738,364
2,000,000	City of New York Current Refunding GO, Series B-1, 5.00%, 08/01/26	2,182,832
2,500,000	City of New York Current Refunding GO, Series B-1, 5.00%, 08/01/28	2,800,803
1,250,000	City of New York Current Refunding GO, Series C-1, 5.00%, 08/01/25	1,342,335
17,000,000	City of New York Current Refunding GO, Series C-1, 5.00%, 08/01/26	18,554,069
5,750,000	City of New York Current Refunding GO, Series E, 5.00%, 08/01/24	6,061,088
5,000,000	City of New York GO, Series A-1, 5.00%, 08/01/32	5,740,043
255,000	City of New York Public Improvements GO, Series 2018-1, 5.00%, 08/01/23	264,080
1,110,000	City of New York Public Improvements GO, Series 2018-1, 5.00%, 08/01/25	1,191,994
100,000	City of New York Public Improvements GO, Sub-Series F-1, 5.00%, 03/01/24	102,452
200,000	City of New York Public Improvements GO, Sub-Series F-1, 5.00%, 04/01/23	205,518
100,000	City of New York Public Improvements GO, Sub-Series F-3, 5.00%, 12/01/23(a)	104,337
1,500,000	City of New York Public Improvements GO, Sub-Series H-A, 5.00%, 01/01/25(a)	1,592,938
2,025,000	City of New York Public Improvements GO, Sub-Series I-1, 5.00%, 03/01/25	2,120,932
155,000	City of New York Refunding GO, Series B, 5.00%, 08/01/25	156,329

116

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
New York (continued)
$400,000	City of New York Refunding GO, Series C, 5.00%, 08/01/27	$433,127
100,000	City of New York Refunding GO, Series F, 5.00%, 08/01/29	100,095
9,000,000	City of New York Refunding GO, Series F, 5.00%, 08/01/30	9,024,701
500,000	City of New York Refunding GO, Series J, 5.00%, 08/01/25	516,864
325,000	City of New York Refunding GO, Series J, 5.00%, 08/01/24	342,583
100,000	City of New York Refunding GO, Sub-Series H-3, 5.00%, 08/01/23(a)	103,561
2,230,000	County of Nassau Public Improvements GO, Series A, 5.00%, 04/01/23	2,285,186
2,860,000	County of Westchester NY Public Improvements GO, Series A, 5.00%, 10/15/29	3,316,880
350,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 5.00%, 07/01/22	352,150
100,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 5.00%, 07/01/23	103,426
110,000	County of Westchester NY Sewer Improvements GO, Series C, 5.00%, 07/01/22	110,676
300,000	Erie County Industrial Development Agency City School District of the City of Buffalo Project Advance Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/23	308,439
125,000	Erie County Industrial Development Agency City School District of the City of Buffalo Project Advance Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/24	131,352
Principal Amount		Value
New York (continued)
$1,025,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/29	$1,175,096
1,500,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/31	1,761,324
1,200,000	Long Island Power Authority Electric Light & Power Improvements Revenue Bonds, 5.00%, 09/01/35	1,339,407
500,000	Long Island Power Authority Electric System General Revenue Bonds, 5.00%, 09/01/25	540,942
4,000,000	Long Island Power Authority Refunding Revenue Bonds, Series B, 5.00%, 09/01/25	4,040,226
1,600,000	Long Island Power Authority Revenue Bonds, Series A, 5.00%, 09/01/24	1,695,810
1,500,000	Long Island Power Authority Revenue Bonds, Series A, 5.00%, 09/01/25	1,622,827
1,025,000	Long Island Power Authority Revenue Bonds, Series A, 5.00%, 09/01/26	1,129,935
1,000,000	Long Island Power Authority Revenue Bonds, Series A, 5.00%, 09/01/30	1,159,766
1,000,000	Long Island Power Authority Revenue Bonds, Series A, 5.00%, 09/01/31	1,170,037
2,000,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 11/15/26	2,197,493
900,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 11/15/25	958,665
100,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series F, 5.00%, 11/15/23	103,720

117

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
New York (continued)
$2,225,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D, 5.00%, 11/15/28	$2,260,917
400,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series F, 5.00%, 11/15/24	405,531
205,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series F, 5.00%, 11/15/25	207,903
1,500,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series F, 5.00%, 11/15/30	1,520,924
1,500,000	Metropolitan Transportation Authority Green Bond Refunding Revenue Bonds, Sub-Series A1, 5.00%, 11/15/48(b)	1,572,419
2,570,000	Metropolitan Transportation Authority Green Bond Revenue Bonds, Series B-2, 5.00%, 11/15/23	2,672,137
250,000	Metropolitan Transportation Authority Green Bond Revenue Bonds, Series C-1, 5.00%, 11/15/23	259,299
6,545,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A, 5.00%, 11/15/35	7,345,090
1,600,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A, 5.00%, 11/15/25	1,622,995
2,500,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A, 5.00%, 11/15/29	2,535,801
2,500,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series B-1, 5.00%, 11/15/29(a)	2,586,098
100,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D-1, 5.00%, 11/01/23(a)	101,353
Principal Amount		Value
New York (continued)
$8,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D-1, 5.00%, 11/01/27(a)	$8,131,759
100,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C, 5.00%, 11/15/22	101,556
2,000,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Sub-Series A-1, 5.00%, 11/15/33	2,088,657
375,000	Metropolitan Transportation Authority Transportation Green Bond Advance Refunding Revenue Bonds, Series B, 5.00%, 11/15/22	380,831
600,000	Metropolitan Transportation Authority Transportation Green Bond Advance Refunding Revenue Bonds, Series B, 5.00%, 11/15/23	622,300
100,000	Monroe County Industrial Development Agency School Improvements Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/24	105,202
6,000,000	Nassau County Interim Finance Authority Current Refunding Revenue Bonds, Series A, 5.00%, 11/15/31	7,104,255
5,500,000	Nassau County Interim Finance Authority Current Refunding Revenue Bonds, Series A, 5.00%, 11/15/35	6,404,914
5,000,000	Nassau County Interim Finance Authority Current Refunding Revenue Bonds, Series B, 0.83%, 11/15/26	4,500,282
6,280,000	Nassau County Interim Finance Authority Current Refunding Revenue Bonds, Series B, 1.46%, 11/15/29	5,345,118
300,000	Nassau County Sewer & Storm Water Finance Authority Refunding Revenue Bonds, Series A, 5.00%, 10/01/24	318,912

118

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
New York (continued)
$4,000,000	New York City Housing Development Corp. Local Multifamily Housing, Sustainable Development Revenue Bonds, Series K, (Housing Finance Agency), 0.90%, 11/01/60(b)	$3,694,076
200,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series AA, 5.00%, 06/15/24	210,812
1,825,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series AA, 5.00%, 06/15/26	1,996,554
2,750,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series CC, 5.00%, 06/15/25	2,956,190
250,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series EE, 5.00%, 06/15/29	269,454
8,500,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Sub- Series EE, 5.00%, 06/15/34	9,789,721
4,750,000	New York City Municipal Water Finance Authority Improvements Revenue Bonds, Series BB-2, 5.00%, 06/15/25	4,953,796
2,000,000	New York City Municipal Water Finance Authority Improvements Revenue Bonds, Series CC-2, 5.00%, 06/15/26	2,129,937
2,000,000	New York City Municipal Water Finance Authority Improvements Revenue Bonds, Series CC-2, 5.00%, 06/15/27	2,159,934
1,500,000	New York City Municipal Water Finance Authority Improvements Revenue Bonds, Sub-Series FF-1, 5.00%, 06/15/49	1,630,030
Principal Amount		Value
New York (continued)
$2,000,000	New York City Municipal Water Finance Authority Refunding Revenue Bonds, Series DD-2, 5.00%, 06/15/25	$2,085,809
2,000,000	New York City Municipal Water Finance Authority Refunding Revenue Bonds, Series GG, 5.00%, 06/15/27	2,140,016
7,500,000	New York City Municipal Water Finance Authority Refunding Revenue Bonds, Series HH, 5.00%, 06/15/28	8,018,095
115,000	New York City Transitional Finance Authority Building Aid Advance Pre-refunded Revenue Bonds, (State Aid Withholding), 5.00%, 07/15/23	118,848
135,000	New York City Transitional Finance Authority Building Aid Advance Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 07/15/23	139,659
1,225,000	New York City Transitional Finance Authority Building Aid Pre-refunded Revenue Bonds, Series S, (State Aid Withholding), 5.00%, 07/15/24	1,291,782
100,000	New York City Transitional Finance Authority Building Aid Revenue Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/25	107,940
1,035,000	New York City Transitional Finance Authority Building Aid Revenue Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/26	1,131,796
700,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S, (State Aid Withholding), 5.00%, 07/15/26	742,984
300,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S, (State Aid Withholding), 5.00%, 07/15/23	310,354

119

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
New York (continued)
$150,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/25	$159,858
125,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/26	135,060
4,000,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/28	4,023,669
125,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-3A, (State Aid Withholding), 5.00%, 07/15/23	129,314
2,000,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding), 5.00%, 07/15/25	2,149,100
100,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding), 5.00%, 07/15/23	103,467
525,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding), 5.00%, 07/15/24	553,124
1,000,000	New York City Transitional Finance Authority Building Aid Revenue School Improvements Revenue Bonds, Series- S1, (State Aid Withholding), 5.00%, 07/15/22	1,007,425
Principal Amount		Value
New York (continued)
$475,000	New York City Transitional Finance Authority Future Tax Secured Advance Refunding Revenue Bonds, Series C, 5.00%, 11/01/23	$495,006
3,585,000	New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds, 5.00%, 11/01/26	3,944,808
3,000,000	New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds, 5.00%, 11/01/27	3,344,222
1,690,000	New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds, 5.00%, 11/01/28	1,902,632
5,000,000	New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds, 5.00%, 11/01/29	5,689,206
5,000,000	New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds, 5.00%, 11/01/30	5,744,636
4,375,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, 5.00%, 08/01/24	4,622,511
100,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series A1, 5.00%, 08/01/23	103,624
3,000,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series A-E1, 5.00%, 02/01/30	3,270,017
150,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series F-1, 5.00%, 05/01/23	154,475

120

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
New York (continued)
$200,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series FI, 5.00%, 08/01/25	$211,135
2,000,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series I, 5.00%, 05/01/26	2,052,667
100,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Unrefunded Revenue Bonds, Series B1, 5.00%, 11/01/25	105,082
1,075,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvement Revenue Bonds, Series C-1, 5.00%, 05/01/22	1,075,000
515,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, Series D1, 5.00%, 02/01/27	537,278
5,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, Series S, 5.00%, 05/01/34	5,630,311
3,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, Sub-Series B-1, 5.00%, 11/01/23	3,126,357
3,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Revenue Bonds, Series A-1, 5.00%, 11/01/25	3,244,250
670,000	New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Revenue Bonds, Sub-Series C, 5.00%, 11/01/27	702,042
600,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series C-1, 5.00%, 05/01/23	617,899
Principal Amount		Value
New York (continued)
$300,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series C-1, 5.00%, 05/01/24	$315,545
350,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Sub-Series B-1, 5.00%, 08/01/23	362,682
1,885,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 02/15/25	2,012,236
150,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/22	150,894
1,400,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series D, 5.00%, 02/15/24	1,466,895
1,525,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/24	1,600,473
1,600,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/25	1,712,840
4,285,000	New York State Dormitory Authority Advance Revenue Bonds, Series A, 5.00%, 02/15/25	4,579,398
1,000,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/32	1,161,780
3,500,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/35	4,005,900
5,000,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/50	5,605,194
1,575,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series A-2, 5.00%, 07/01/30	1,836,935
650,000	New York State Dormitory Authority Green Bond Revenue Bonds, 5.00%, 07/01/24	685,953

121

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
New York (continued)
$3,765,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series E, 5.00%, 02/15/26	$4,012,852
1,455,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series E, 5.00%, 02/15/30	1,547,554
150,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-B, 5.00%, 03/15/26	161,054
10,335,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-B, 5.00%, 03/15/29	11,038,137
2,000,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A, 5.00%, 03/15/24	2,100,386
100,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A, 5.00%, 03/15/26	109,096
350,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B, 5.00%, 02/15/25	374,046
500,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B, 5.00%, 02/15/30	531,805
5,000,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B, 5.00%, 02/15/28	5,323,600
100,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B, 5.00%, 02/15/26	108,770
125,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B, 5.00%, 02/15/27	138,203
3,275,000	New York State Dormitory Authority Refunding Revenue Bonds, Series 1, (State Aid Withholding), 5.00%, 01/15/27	3,600,764
Principal Amount		Value
New York (continued)
$1,925,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 02/15/25	$2,011,348
2,025,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 02/15/26	2,114,025
3,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/24(c)	3,100,672
1,600,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/26(c)	1,653,692
6,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/29(c)	6,999,806
2,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 12/15/29	2,033,907
125,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series A, 5.00%, 03/15/27	138,695
5,000,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series A, 5.00%, 03/15/27	5,535,742
2,500,000	New York State Dormitory Authority School Improvements Income Tax Revenue Bonds, Series A, 5.00%, 02/15/28	2,727,112
425,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series A, 5.00%, 02/15/26	462,274
355,000	New York State Dormitory Authority Third Generation Resolution State Universal Refunding Revenue Bonds, 5.00%, 05/15/24	355,449
2,500,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 03/15/27	2,767,871

122

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
New York (continued)
$2,500,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 03/15/25	$2,673,233
3,000,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 03/15/26	3,268,268
4,000,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 4.00%, 03/15/34	4,150,508
1,000,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 03/15/24	1,050,193
1,025,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 03/15/26	1,072,224
2,525,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 07/01/25	2,719,954
1,750,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 07/01/26	1,920,362
200,000	New York State Dormitory Authority University of New York Dormitory Facilities Student Housing Revenue Bonds, Series A, 5.00%, 07/01/22	201,192
2,500,000	New York State Environmental Facilities Corp. Current Refunding Revenue Bonds, 5.00%, 06/15/28	2,841,217
3,660,000	New York State Environmental Facilities Corp. Current Refunding Revenue Bonds, 5.00%, 06/15/29	4,217,914
Principal Amount		Value
New York (continued)
$2,250,000	New York State Environmental Facilities Corp. Current Refunding Revenue Bonds, 5.00%, 06/15/30	$2,622,759
200,000	New York State Environmental Facilities Corp. Current Refunding Revenue Bonds, Series A, 5.00%, 06/15/23	200,885
1,000,000	New York State Environmental Facilities Corp. Green Bond Revenue Bonds, Series B, 5.00%, 02/15/31	1,173,137
100,000	New York State Environmental Facilities Corp. Green Bond Revenue Bonds, Series C, 5.00%, 02/15/27	111,323
100,000	New York State Environmental Facilities Corp. Green Bond Revenue Bonds, Series D, 5.00%, 03/15/23	102,698
6,250,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, 5.00%, 06/15/28	6,577,272
475,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Series A, 5.00%, 06/15/27	489,394
275,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Series A, 5.00%, 06/15/24	290,744
2,530,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Series B, 4.00%, 06/15/37	2,600,835
1,485,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Sub-Series A, 5.00%, 06/15/24	1,491,571
3,015,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/23	3,114,496
5,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/24	5,286,258

123

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
New York (continued)
$4,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/25	$4,313,644
2,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/26	2,198,680
1,750,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/27	1,959,217
1,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/34	1,130,735
1,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/36	1,125,605
100,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/23	103,300
605,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/24	639,637
985,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/24	1,041,393
4,240,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Series B, 5.00%, 06/15/27	4,746,903
3,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Series E, 5.00%, 06/15/23	3,099,001
550,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Series E, 5.00%, 06/15/24	581,488
Principal Amount		Value
New York (continued)
$1,500,000	New York State Housing Finance Agency State MF Housing Revenue Bonds, Series J, (State of New York Mortgage Agency), 1.10%, 11/01/61(b)	$1,357,887
1,000,000	New York State Housing Finance Agency State MF Housing Revenue Bonds, Series J, (State of New York Mortgage Agency), 1.00%, 11/01/61(b)	913,780
150,000	New York State Thruway Authority Highway & Bridge Trust Fund Refunding Revenue Bonds, Series A, 5.00%, 04/01/23	150,362
2,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series J, 5.00%, 01/01/27	2,077,023
1,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series K, 5.00%, 01/01/25	1,064,616
375,000	New York State Thruway Authority Refunding Revenue Bonds, Series K, 5.00%, 01/01/24	391,312
250,000	New York State Thruway Authority Refunding Revenue Bonds, Series L, 5.00%, 01/01/23	255,330
125,000	New York State Thruway Authority Refunding Revenue Bonds, Series L, 5.00%, 01/01/24	130,437
1,500,000	New York State Urban Development Corp. Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/29	1,642,767
300,000	New York State Urban Development Corp. Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/24	315,058
1,925,000	New York State Urban Development Corp. Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/27	2,090,480
1,675,000	New York State Urban Development Corp. Civic Convention Center Revenue Bonds, Series A, 5.00%, 03/15/29	1,902,272

124

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
New York (continued)
$1,000,000	New York State Urban Development Corp. Correctional Facilities Improvements Revenue Bonds, Series A-2, (NATL-RE), 5.50%, 03/15/23	$1,031,173
5,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/29	5,678,425
1,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/27	1,107,148
7,500,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, Series E, 4.00%, 03/15/38	7,547,277
100,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/23	102,690
2,750,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/28	2,971,673
1,000,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue, Series A, 5.00%, 03/15/25	1,069,293
200,000	New York State Urban Development Corp. Personal Income Tax Economic Improvements Revenue Bonds, Series C, 5.00%, 03/15/23	205,379
225,000	New York State Urban Development Corp. Personal Income Tax Refunding Revenue Bonds, Series A, 5.00%, 03/15/24	236,293
10,000,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds, 5.00%, 03/15/26	10,460,722
Principal Amount		Value
New York (continued)
$100,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/26	$108,904
100,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/27	110,715
200,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/24	210,039
175,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E, 5.00%, 03/15/23	179,707
2,000,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E, 5.00%, 03/15/29	2,044,200
11,500,000	Port Authority of New York & New Jersey Cash Flow Management Revenue Bonds, Series AAA, 1.09%, 07/01/23	11,281,224
150,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 189, 5.00%, 05/01/24	157,743
2,085,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 189, 5.00%, 05/01/26	2,227,088
175,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 83, 5.00%, 12/15/26	184,201
2,250,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 84, 5.00%, 09/01/34	2,373,198
1,400,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179, 5.00%, 12/01/27	1,457,603

125

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
New York (continued)
$5,000,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179, 5.00%, 12/01/28	$5,204,935
100,000	Port Authority of New York & New Jersey Revenue Bonds, Series 209, 5.00%, 07/15/23	103,391
125,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A, 5.00%, 10/15/23	130,084
475,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A, 5.00%, 10/15/24	504,717
5,150,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A, 5.00%, 10/15/30(c)	5,472,196
8,195,000	State of New York Current Refunding GO, Series B, 2.55%, 02/15/29	7,688,435
100,000	State of New York Green GO, Series A, 5.00%, 02/15/26	109,337
250,000	State of New York Public Improvements GO, Series A, 5.00%, 03/01/24(c)	256,407
1,100,000	Syracuse Industrial Development Agency Current Refunding Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 05/01/22	1,100,000
1,415,000	Syracuse Industrial Development Agency Current Refunding Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 05/01/23	1,456,504
1,000,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/33	1,045,226
1,915,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/34	1,994,031
Principal Amount		Value
New York (continued)
$1,000,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/35	$1,037,425
1,000,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/36	1,034,916
500,000	Triborough Bridge & Tunnel Authority Advance Refunding Revenue Bonds, Series C-1, 5.00%, 11/15/25	541,459
4,315,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A, 5.00%, 11/15/25	4,436,007
475,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A, 5.00%, 11/15/26	488,025
1,050,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A, 5.00%, 11/15/27	1,078,683
1,575,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A, 5.00%, 11/15/29	1,617,699
3,000,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 11/01/25	3,237,990
265,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series B, 5.00%, 11/15/23	276,147
435,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series B, 5.00%, 11/15/27	471,069
6,340,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series C, 5.00%, 11/15/29	6,525,695
1,500,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series C, 5.00%, 11/15/30	1,543,934

126

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

Principal Amount		Value
New York (continued)
$250,000	Triborough Bridge & Tunnel Authority MTA Bridges & Tunnels Advance Refunding Revenue Bonds, 5.00%, 11/15/23	$260,516
250,000	Triborough Bridge & Tunnel Authority Pre-refunded Highway Improvements Revenue Bonds, Series C, 5.00%, 11/15/27(c)	257,615
2,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series A, 4.00%, 05/15/40	2,015,929
3,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series A, 4.00%, 05/15/41	3,018,734
3,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series A, 4.00%, 05/15/42	3,011,815
100,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B, 5.00%, 11/15/24	101,701
1,750,000	Utility Debt Securitization Authority Refunding Revenue Bonds, 5.00%, 06/15/25	1,805,584
1,500,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series A, 5.00%, 06/15/26	1,579,181
5,290,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 12/15/31	5,516,965
1,080,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 12/15/28	1,126,337
8,720,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 12/15/29	9,094,127
Principal Amount		Value
New York (continued)
$2,750,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 12/15/30	$2,867,987

Total Municipal Bonds (Cost $584,023,340)		558,269,172

CORPORATE BONDS — 0.7%
United States — 0.7%
5,000,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	4,395,849
Total Corporate Bonds (Cost $5,000,000)		4,395,849

U.S. GOVERNMENT SECURITIES — 3.6%
U.S. Treasury Bills — 3.6%
10,000,000	0.33%, 06/30/22(d)	9,988,528
12,000,000	1.05%, 09/29/22(d)	11,943,250
Total U.S. Government Securities (Cost $21,943,313)		21,931,778

Shares
INVESTMENT COMPANY — 3.4%
21,020,753	SEI Daily Income Trust Government II Fund - Class A, 0.19%(e)	21,020,753
Total Investment Company (Cost $21,020,753)		21,020,753
TOTAL INVESTMENTS — 99.0% (Cost $631,987,406)		$605,617,552
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		6,337,672
NET ASSETS — 100.0%		$611,955,224

(a)	These securities are subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2022.
(c)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
127

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2022
(Unaudited)

(d)	Zero coupon security. The rate represents the yield at time of purchase.
(e)	The rate shown represents the current yield as of April 30, 2022.

The following abbreviations are used in the report:

GO — General Obligation

NATL-RE — Insured by National Public Finance Guarantee Corp.

PORTFOLIO DIVERSIFICATION BY STATE (UNAUDITED)

State:	Percentage of Net Assets
New York	91.3%
Other*	8.7
100.0%

*	Includes cash and equivalents, Corporate Bonds, U.S. Government Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

128

Old Westbury Funds, Inc.
Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	ALL CAP CORE FUND	LARGE CAP STRATEGIES FUND	SMALL & MID CAP STRATEGIES FUND	CREDIT INCOME FUND
ASSETS:
Investments, at fair value - unaffiliated	$3,007,309,833	$21,518,653,955	$8,262,130,247	$2,802,500,027
Foreign currency, at value (Cost $0, $40,800, $9,953,596 and $0 respectively)	—	41,333	9,952,639	—
Cash	2	162,041	—	430,000
Due from broker for collateral	—	—	—	19,260,000
Dividends and interest receivable	1,064,826	25,086,246	18,160,055	13,236,283
Receivable for Fund shares sold	625,230	5,652,237	3,204,973	512,254
Receivable for investments sold	80,559	119,666,122	21,553,473	231,972
Deferred foreign capital gains tax asset (Note 8)	—	—	11,479	—
Prepaid expenses	11,426	37,212	18,696	52,771
Total Assets	3,009,091,876	21,669,299,146	8,315,031,562	2,836,223,307
LIABILITIES:
Due to broker for collateral	—	—	2,110,000	—
Payable for Fund shares redeemed	1,476,226	4,279,898	1,586,642	1,220,923
Payable for investments purchased	83,646	210,923,658	52,512,631	2,443,570
Unrealized depreciation on swap contracts	—	—	—	21,369,802
Unrealized depreciation on forward foreign currency contracts	—	—	2,795,784	—
Deferred foreign capital gains tax liability (Note 8)	—	27,611,313	—	—
Accrued expenses and other payables:
Investment advisory	1,847,974	15,784,946	6,020,225	1,396,328
Administration and accounting - unaffiliated	82,250	541,794	274,015	95,664
Administration and accounting - affiliated	82,351	585,964	223,221	73,266
Shareholder servicing fee	549,008	3,906,425	1,488,143	488,437
Custody - unaffiliated	—	70,053	79,139	3,211
Custody - affiliated	45,492	450,393	18,923	—
Directors	15,995	126,361	51,268	12,777
Legal and audit	61,829	375,712	185,085	199,622
Other	43,493	443,770	134,757	24,525
Total Liabilities	4,288,264	265,100,287	67,479,833	27,328,125
NET ASSETS	$3,004,803,612	$21,404,198,859	$8,247,551,729	$2,808,895,182
NET ASSETS consist of:
Capital paid-in	$1,907,199,423	$17,015,661,517	$7,583,435,784	$3,122,734,948
Total distributable earnings/(accumulated loss)	1,097,604,189	4,388,537,342	664,115,945	(313,839,766)
NET ASSETS	$3,004,803,612	$21,404,198,859	$8,247,551,729	$2,808,895,182
Net Asset Value, maximum offering price and redemption price per share	$21.72	$15.57	$14.98	$9.03
Number of shares authorized	2,500,000,000	3,000,000,000	3,500,000,000	3,500,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	138,329,355	1,374,953,633	550,676,724	311,210,952
INVESTMENTS, AT COST	$2,073,305,247	$17,444,317,813	$7,916,769,926	$3,102,717,482

See Notes to Financial Statements.

129

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
April 30, 2022 (Unaudited)

	FIXED INCOME FUND	MUNICIPAL BOND FUND	CALIFORNIA MUNICIPAL BOND FUND	NEW YORK MUNICIPAL BOND FUND
ASSETS:
Investments, at fair value - unaffiliated	$1,494,310,314	$4,098,412,388	$335,474,539	$605,617,552
Cash	1	—	—	1
Dividends and interest receivable	7,567,626	43,649,047	3,700,201	6,815,744
Receivable for Fund shares sold	436,007	1,079,100	—	246,500
Prepaid expenses	9,118	12,348	7,623	7,951
Total Assets	1,502,323,066	4,143,152,883	339,182,363	612,687,748
LIABILITIES:
Payable for Fund shares redeemed	2,575,390	1,495,712	102,400	404,592
Payable for investments purchased	—	145,668,292	14,177,603	—
Accrued expenses and other payables:
Investment advisory	367,025	998,534	71,526	141,392
Administration and accounting - unaffiliated	44,314	118,632	19,048	26,390
Administration and accounting - affiliated	38,610	103,322	8,398	15,627
Shareholder servicing fee	257,403	688,815	55,985	104,183
Custody - affiliated	19,306	51,661	4,199	7,814
Directors	10,965	27,346	2,649	3,812
Legal and audit	36,581	68,101	22,132	22,124
Other	4,476	60,415	8,097	6,590
Total Liabilities	3,354,070	149,280,830	14,472,037	732,524
NET ASSETS	$1,498,968,996	$3,993,872,053	$324,710,326	$611,955,224
NET ASSETS consist of:
Capital paid-in	$1,611,237,214	$4,221,349,603	$342,341,352	$642,354,763
Total accumulated loss	(112,268,218)	(227,477,550)	(17,631,026)	(30,399,539)
NET ASSETS	$1,498,968,996	$3,993,872,053	$324,710,326	$611,955,224
Net Asset Value, maximum offering price and redemption price per share	$10.45	$11.39	$9.62	$9.72
Number of shares authorized	2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	143,409,393	350,697,601	33,748,463	62,965,951
INVESTMENTS, AT COST	$1,580,162,171	$4,295,298,913	$348,853,190	$631,987,406

See Notes to Financial Statements.

130

Old Westbury Funds, Inc.
Statements of Operations
For the Period Ended April 30, 2022 (Unaudited)

	ALL CAP CORE FUND	LARGE CAP STRATEGIES FUND	SMALL & MID CAP STRATEGIES FUND	CREDIT INCOME FUND
INVESTMENT INCOME:
Interest	$1,847	$267,919	$925	$61,237,047
Dividends - unaffiliated	15,175,147	151,051,266	60,732,825	10,921,325
Foreign tax withheld	(168,666)	(2,672,849)	(3,876,819)	—
Total investment income	15,008,328	148,646,336	56,856,931	72,158,372
EXPENSES:
Investment advisory fees	11,452,250	97,483,117	38,402,105	8,559,034
Shareholder servicing fees	3,408,701	24,137,046	9,035,789	2,976,386
Administration and accounting fees - unaffiliated	254,820	1,731,859	760,819	282,542
Administration and accounting fees - affiliated	511,305	3,620,557	1,355,368	446,458
Custodian fees - unaffiliated	—	89,098	864,316	46,742
Custodian fees - affiliated	299,008	2,936,546	125,534	—
Directors fees and expenses	37,009	265,783	102,367	32,756
Insurance premiums	12,678	41,296	20,750	11,916
Legal and audit fees	54,076	356,689	153,714	115,571
Printing and postage fees	10,517	46,305	20,520	10,032
Registration fees	16,674	33,641	28,734	33,241
Transfer agent fees	169,634	1,148,316	436,425	142,765
Miscellaneous expenses	8,952	37,509	26,476	8,404
Total expenses	16,235,624	131,927,762	51,332,917	12,665,847
Expenses waived by Advisor	—	—	(1,636,076)	(17,279)
Net expenses	16,235,624	131,927,762	49,696,841	12,648,568
NET INVESTMENT INCOME/(LOSS)	(1,227,296)	16,718,574	7,160,090	59,509,804
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS, SWAP AGREEMENTS, FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS, FOREIGN CURRENCY TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain/(loss) on:
Investments	171,550,196	364,799,022	352,231,603	(4,175,095)
Swap agreements	—	—	—	(7,736,505)
Foreign currency transactions	(36,885)	(2,038,279)	(554,024)	—
Foreign capital gains tax	—	(1,568,568)	(3)	—
Net change in unrealized appreciation/(depreciation) on:
Investments	(730,054,781)	(4,865,552,426)	(2,254,035,559)	(320,496,549)
Swap agreements	—	—	—	(18,878,217)
Forward foreign currency exchange contracts	—	—	(2,795,784)	—
Foreign currency transactions	(5,837)	(450,402)	(541,441)	—
Deferred foreign capital gains taxed on unrealized appreciation/(depreciation)	—	9,733,780	819,456	—
Net realized and change in unrealized gain/(loss) on investments, swap agreements, forward foreign currency exchange contracts, foreign currency transactions, and foreign capital gains taxes	(558,547,307)	(4,495,076,873)	(1,904,875,752)	(351,286,366)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(559,774,603)	$(4,478,358,299)	$(1,897,715,662)	$(291,776,562)

See Notes to Financial Statements.

131

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Period Ended April 30, 2022 (Unaudited)

	FIXED INCOME FUND	MUNICIPAL BOND FUND	CALIFORNIA MUNICIPAL BOND FUND	NEW YORK MUNICIPAL BOND FUND
INVESTMENT INCOME:
Interest	$12,658,045	$28,072,157	$2,675,352	$5,593,250
Dividends - unaffiliated	1,734	14,543	1,569	2,232
Total investment income	12,659,779	28,086,700	2,676,921	5,595,482
EXPENSES:
Investment advisory fees	3,085,034	7,697,020	767,324	1,366,832
Shareholder servicing fees	1,549,178	4,184,598	341,033	621,087
Administration and accounting fees - unaffiliated	130,490	351,113	49,187	73,828
Administration and accounting fees - affiliated	232,377	627,690	51,155	93,163
Custodian fees - affiliated	116,189	313,845	25,577	46,582
Directors fees and expenses	16,296	43,719	3,599	6,425
Insurance premiums	10,119	13,703	8,461	8,823
Legal and audit fees	30,215	65,079	11,159	13,601
Printing and postage fees	7,802	12,400	5,627	6,075
Registration fees	19,525	25,913	13,449	13,300
Transfer agent fees	80,235	205,354	22,523	35,243
Miscellaneous expenses	6,839	9,073	5,327	5,636
Total expenses	5,284,299	13,549,507	1,304,421	2,290,595
Expenses waived by Advisor	(869,126)	(1,623,388)	(332,461)	(520,480)
Net expenses	4,415,173	11,926,119	971,960	1,770,115
NET INVESTMENT INCOME	8,244,606	16,160,581	1,704,961	3,825,367
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on:
Investments	(12,220,448)	(33,746,656)	(4,606,530)	(5,334,886)
Net change in unrealized depreciation on:
Investments	(93,889,580)	(248,665,507)	(18,280,779)	(36,759,236)
Net realized and change in unrealized gain/(loss) on investments	(106,110,028)	(282,412,163)	(22,887,309)	(42,094,122)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(97,865,422)	$(266,251,582)	$(21,182,348)	$(38,268,755)

See Notes to Financial Statements.

132

Old Westbury Funds, Inc.
Statements of Changes in Net Assets

	ALL CAP CORE FUND
	FOR THE PERIOD ENDED APRIL 30, 2022 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2021
FROM OPERATIONS:
Net investment income/(loss)	$(1,227,296)	$(2,924,135)
Net realized gain/(loss) on investments, swap agreements, foreign currency transactions, and foreign capital gains tax	171,513,311	220,255,445
Net change in unrealized appreciation/(depreciation) on investments, swap agreements, forward foreign currency exchange contracts, foreign currency transactions, and net of foreign deferred taxes	(730,060,618)	905,272,643
Net increase/(decrease) in net assets resulting from operations	(559,774,603)	1,122,603,953

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(204,878,100)	(79,249,855)
Total distributions to shareholders	(204,878,100)	(79,249,855)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	155,788,473	568,233,362
Reinvestment of distributions	136,677,933	53,810,174
Value of capital stock redeemed	(171,692,759)	(300,620,640)
Net increase in net assets resulting from capital stock transactions	120,773,647	321,422,896
Net increase/(decrease) in net assets	(643,879,056)	1,364,776,994

NET ASSETS:
Beginning of period	3,648,682,668	2,283,905,674
End of period	$3,004,803,612	$3,648,682,668

CAPITAL SHARE TRANSACTIONS:
Shares sold	6,340,756	30,516,643
Shares issued as reinvestment of distributions	5,387,384	2,518,024
Shares redeemed	(6,995,093)	(12,630,701)
Net increase in shares outstanding	4,733,047	20,403,966

See Notes to Financial Statements.

133

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

LARGE CAP STRATEGIES FUND		SMALL & MID CAP STRATEGIES FUND		CREDIT INCOME FUND
FOR THE PERIOD ENDED APRIL 30, 2022 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2021	FOR THE PERIOD ENDED APRIL 30, 2022 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2021	FOR THE PERIOD ENDED APRIL 30, 2022 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2021

$16,718,574	$11,393,668	$7,160,090	$(9,042,954)	$59,509,804	$108,292,906

361,192,175	1,636,175,973	351,677,576	674,452,451	(11,911,600)	4,132,469

(4,856,269,048)	4,493,805,539	(2,256,553,328)	1,522,039,973	(339,374,766)	28,617,754
(4,478,358,299)	6,141,375,180	(1,897,715,662)	2,187,449,470	(291,776,562)	141,043,129

(1,588,764,828)	(272,974,801)	(658,940,089)	(256,159,437)	(56,345,691)	(103,968,936)
(1,588,764,828)	(272,974,801)	(658,940,089)	(256,159,437)	(56,345,691)	(103,968,936)

1,548,048,092	3,340,285,718	965,921,196	1,469,920,430	319,897,289	1,083,765,608
940,700,749	150,793,033	359,439,739	149,738,738	21,627,320	39,200,662
(759,913,493)	(1,226,525,690)	(267,992,811)	(569,352,420)	(135,083,086)	(148,663,498)
1,728,835,348	2,264,553,061	1,057,368,124	1,050,306,748	206,441,523	974,302,772
(4,338,287,779)	8,132,953,440	(1,499,287,627)	2,981,596,781	(141,680,730)	1,011,376,965

25,742,486,638	17,609,533,198	9,746,839,356	6,765,242,575	2,950,575,912	1,939,198,947
$21,404,198,859	$25,742,486,638	$8,247,551,729	$9,746,839,356	$2,808,895,182	$2,950,575,912

86,984,969	184,198,653	56,708,684	76,480,118	32,362,160	107,298,194
51,097,270	8,975,776	20,387,960	8,231,926	2,232,687	3,903,038
(43,196,018)	(67,417,537)	(15,603,760)	(30,034,973)	(14,062,981)	(14,731,903)
94,886,221	125,756,892	61,492,884	54,677,071	20,531,866	96,469,329

See Notes to Financial Statements.

134

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	FIXED INCOME FUND
	FOR THE PERIOD ENDED APRIL 30, 2022 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2021
FROM OPERATIONS:
Net investment income	$8,244,606	$15,622,972
Net realized (loss)/gain on investments	(12,220,448)	7,726,587
Net change in unrealized appreciation/(depreciation) on investments	(93,889,580)	(44,298,763)
Net increase/(decrease) in net assets resulting from operations	(97,865,422)	(20,949,204)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(15,404,632)	(60,499,108)
Total distributions to shareholders	(15,404,632)	(60,499,108)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	142,349,720	284,962,485
Reinvestment of distributions	9,767,193	40,178,581
Value of capital stock redeemed	(108,569,210)	(344,087,217)
Net increase/(decrease) in net assets resulting from capital stock transactions	43,547,703	(18,946,151)
Net increase/(decrease) in net assets	(69,722,351)	(100,394,463)

NET ASSETS:
Beginning of period	1,568,691,347	1,669,085,810
End of period	$1,498,968,996	$1,568,691,347

CAPITAL SHARE TRANSACTIONS:
Shares sold	12,953,784	24,942,340
Shares issued as reinvestment of distributions	888,091	3,490,875
Shares redeemed	(9,921,440)	(30,154,113)
Net increase/(decrease) in shares outstanding	3,920,435	(1,720,898)

See Notes to Financial Statements.

135

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

MUNICIPAL BOND FUND		CALIFORNIA MUNICIPAL BOND FUND		NEW YORK MUNICIPAL BOND FUND
FOR THE PERIOD ENDED APRIL 30, 2022 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2021	FOR THE PERIOD ENDED APRIL 30, 2022 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2021	FOR THE PERIOD ENDED APRIL 30, 2022 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2021

$16,160,581	$38,787,139	$1,704,961	$3,831,315	$3,825,367	$5,986,870
(33,746,656)	48,932,448	(4,606,530)	3,021,716	(5,334,886)	2,550,678
(248,665,507)	(85,431,146)	(18,280,779)	(6,927,094)	(36,759,236)	(3,976,825)
(266,251,582)	2,288,441	(21,182,348)	(74,063)	(38,268,755)	4,560,723

(64,528,519)	(62,051,485)	(4,643,082)	(6,793,047)	(5,580,669)	(9,915,106)
(64,528,519)	(62,051,485)	(4,643,082)	(6,793,047)	(5,580,669)	(9,915,106)

383,799,857	973,951,398	34,161,876	65,517,376	62,016,568	179,396,663
32,722,311	22,329,496	2,681,884	3,422,001	2,931,713	4,321,762
(326,116,701)	(903,910,339)	(32,462,947)	(116,284,782)	(35,687,749)	(134,320,233)
90,405,467	92,370,555	4,380,813	(47,345,405)	29,260,532	49,398,192
(240,374,634)	32,607,511	(21,444,617)	(54,212,515)	(14,588,892)	44,043,809

4,234,246,687	4,201,639,176	346,154,943	400,367,458	626,544,116	582,500,307
$3,993,872,053	$4,234,246,687	$324,710,326	$346,154,943	$611,955,224	$626,544,116

31,972,772	78,706,808	3,375,260	6,238,869	6,110,833	17,211,966
2,685,165	1,784,997	261,608	324,974	284,341	409,495
(27,433,621)	(72,615,591)	(3,229,267)	(11,093,932)	(3,496,376)	(12,753,669)
7,224,316	7,876,214	407,601	(4,530,089)	2,898,798	4,867,792

See Notes to Financial Statements.

136

Old Westbury Funds, Inc.
All Cap Core Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30,		YEAR ENDED OCTOBER 31,
	2022
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$27.31		$20.18	$18.84	$17.08	$16.50	$13.69
Investment operations:
Net investment income/(loss)(a)	(0.01)		(0.02)	0.02	0.09	0.07	0.10
Net realized and unrealized gains/(losses)	(4.04)		7.85	3.02	2.44	0.84	2.86
Total from investment operations	(4.05)		7.83	3.04	2.53	0.91	2.96
Distributions:
Net investment income	—		(0.01)	(0.08)	(0.08)	(0.09)	(0.15)
Net realized gains	(1.54)		(0.69)	(1.62)	(0.69)	(0.24)	—
Total distributions	(1.54)		(0.70)	(1.70)	(0.77)	(0.33)	(0.15)
Net asset value, end of period	$21.72		$27.31	$20.18	$18.84	$17.08	$16.50
Total return	(15.6	)%(b)	39.8%	17.3%	15.7%	5.6%	21.8%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$3,004,804		$3,648,683	$2,283,906	$1,766,287	$1,839,663	$1,772,368
Ratio of expenses to average net assets before expense waivers(c)	0.95	%(d)	0.96%	0.97%	0.98%	0.98%	0.99%
Ratio of expenses to average net assets after expense waivers	0.95	%(d)	0.96%	0.97%	0.98%	0.98%	0.99%
Ratio of net investment income/(loss) to average net assets	(0.07	)%(d)	(0.10)%	0.10%	0.51%	0.42%	0.67%
Portfolio turnover rate	18	%(b)	30%	43%	31%	38%	57%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	There were no voluntary fee reductions during the period.
(d)	Annualized.

See Notes to Financial Statements.

137

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30,		YEAR ENDED OCTOBER 31,
	2022
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$20.11		$15.26	$14.99	$13.87	$14.85	$12.95
Investment operations:
Net investment income(a)	0.01		0.01	0.07	0.13	0.13	0.11
Net realized and unrealized gains/(losses)	(3.31)		5.08	0.94	1.58	(0.26)	2.02
Total from investment operations	(3.30)		5.09	1.01	1.71	(0.13)	2.13
Distributions:
Net investment income	(0.00	)(b)	(0.05)	(0.12)	(0.14)	(0.10)	(0.10)
Net realized gains	(1.24)		(0.19)	(0.62)	(0.45)	(0.75)	(0.13)
Total distributions	(1.24)		(0.24)	(0.74)	(0.59)	(0.85)	(0.23)
Net asset value, end of period	$15.57		$20.11	$15.26	$14.99	$13.87	$14.85
Total return	(17.4	)%(c)	33.6%	7.0%	12.9%	(1.1)%	16.7%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$21,404,199		$25,742,487	$17,609,533	$17,001,879	$16,499,149	$17,243,479
Ratio of expenses to average net assets before expense waivers(d)(e)	1.09	%(f)	1.09%	1.10%	1.10%	1.11%	1.11%
Ratio of expenses to average net assets after expense waivers	1.09	%(f)	1.09%	1.10%	1.10%	1.11%	1.11%
Ratio of net investment income to average net assets	0.14	%(f)	0.05%	0.48%	0.93%	0.86%	0.77%
Portfolio turnover rate	26	%(c)	43%	76%	73%	38%	61%

(a)	Calculated based on the average shares method for the period.
(b)	Amount is greater than $(0.005) per share.
(c)	Not Annualized.
(d)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.
(e)	There were no voluntary fee reductions during the period.
(f)	Annualized.

See Notes to Financial Statements.

138

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30,		YEAR ENDED OCTOBER 31,
	2022
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$19.92		$15.57	$15.39	$15.85	$17.49	$15.81
Investment operations:
Net investment income/(loss)(a)	0.01		(0.02)	0.03	0.09	0.08	0.10
Net realized and unrealized gains/(losses)	(3.60)		4.97	0.88	1.10	(0.47)	2.54
Total from investment operations	(3.59)		4.95	0.91	1.19	0.39	2.64
Distributions:
Net investment income	(0.02)		(0.03)	(0.09)	(0.09)	(0.11)	(0.09)
Net realized gains	(1.33)		(0.57)	(0.64)	(1.56)	(1.14)	(0.87)
Total distributions	(1.35)		(0.60)	(0.73)	(1.65)	(1.25)	(0.96)
Net asset value, end of period	$14.98		$19.92	$15.57	$15.39	$15.85	$17.49
Total return	(19.0	)%(b)	32.1%	5.9%	9.4%	(2.6)%	17.6%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$8,247,552		$9,746,839	$6,765,243	$6,278,441	$6,222,492	$6,562,381
Ratio of expenses to average net assets before expense waivers(c)	1.14	%(d)	1.14%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets after expense waivers	1.10	%(d)	1.10%	1.11%	1.11%	1.11%	1.11%
Ratio of net investment income/(loss) to average net assets	0.16	%(d)	(0.10)%	0.17%	0.58%	0.48%	0.59%
Portfolio turnover rate	26	%(b)	46%	65%	52%	62%	45%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.
(d)	Annualized.

See Notes to Financial Statements.

139

Old Westbury Funds, Inc.
Credit Income Fund
Financial Highlights

For a Share Outstanding Throughout the Period.

	SIX MONTHS ENDED APRIL 30, 2022 (Unaudited)		YEAR ENDED OCTOBER 31, 2021	PERIOD FROM OCTOBER 1, 2020(a) TO OCTOBER 31, 2020
Net asset value, beginning of period	$10.15		$9.99	$10.00
Investment operations:
Net investment income(b)	0.19		0.43	0.05
Net realized and unrealized gains/(losses)	(1.13)		0.15	(0.06)
Total from investment operations	(0.94)		0.58	(0.01)
Distributions:
Net investment income	(0.18)		(0.42)	—
Total distributions	(0.18)		(0.42)	—
Net asset value, end of period	$9.03		$10.15	$9.99
Total return	(9.4	)%(c)	5.9%	(0.1	)%(c)
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$2,808,895		$2,950,576	$1,939,199
Ratio of expenses to average net assets before expense waivers(d)	0.85	%(e)	0.87%	0.94	%(e)
Ratio of expenses to average net assets after expense waivers	0.85	%(e)	0.85%	0.85	%(e)
Ratio of net investment income to average net assets	4.00	%(e)	4.23%	5.33	%(e)
Portfolio turnover rate	8	%(c)	24%	1	%(c)

(a)	Commencement of Investment Operations.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.
(e)	Annualized.

See Notes to Financial Statements.

140

Old Westbury Funds, Inc.
Fixed Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30,		YEAR ENDED OCTOBER 31,
	2022
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.25		$11.82	$11.43	$10.75	$11.11	$11.28
Investment operations:
Net investment income(a)	0.06		0.11	0.16	0.21	0.19	0.14
Net realized and unrealized gains/(losses)	(0.76)		(0.25)	0.43	0.69	(0.35)	(0.15)
Total from investment operations	(0.70)		(0.14)	0.59	0.90	(0.16)	(0.01)
Distributions:
Net investment income	(0.08)		(0.19)	(0.20)	(0.22)	(0.20)	(0.16)
Net realized gains	(0.02)		(0.24)	—	—	—	—
Total distributions	(0.10)		(0.43)	(0.20)	(0.22)	(0.20)	(0.16)
Net asset value, end of period	$10.45		$11.25	$11.82	$11.43	$10.75	$11.11
Total return	(6.2	)%(b)	(1.2)%	5.2%	8.4%	(1.5)%	(1.0)%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$1,498,969		$1,568,691	$1,669,086	$1,492,818	$865,030	$825,545
Ratio of expenses to average net assets before expense waivers	0.68	%(c)	0.68%	0.68%	0.70%	0.72%	0.72%
Ratio of expenses to average net assets after expense waivers	0.57	%(c)	0.57%	0.57%	0.57%	0.62%	0.62%
Ratio of net investment income to average net assets	1.06	%(c)	0.97%	1.39%	1.93%	1.70%	1.28%
Portfolio turnover rate	22	%(b)	58%	87%	34%	49%	70%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

141

Old Westbury Funds, Inc.
Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30,		YEAR ENDED OCTOBER 31,
	2022
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.33		$12.52	$12.26	$11.63	$11.95	$12.09
Investment operations:
Net investment income(a)	0.05		0.12	0.15	0.18	0.17	0.14
Net realized and unrealized gains/(losses)	(0.81)		(0.12)	0.26	0.62	(0.33)	(0.08)
Total from investment operations	(0.76)		0.00	0.41	0.80	(0.16)	0.06
Distributions:
Net investment income	(0.04)		(0.12)	(0.15)	(0.17)	(0.16)	(0.14)
Net realized gains	(0.14)		(0.07)	—	—	—	(0.06)
Total distributions	(0.18)		(0.19)	(0.15)	(0.17)	(0.16)	(0.20)
Net asset value, end of period	$11.39		$12.33	$12.52	$12.26	$11.63	$11.95
Total return	(6.2	)%(b)	(0.1)%	3.4%	6.9%	(1.4)%	0.5%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$3,993,872		$4,234,247	$4,201,639	$3,658,844	$2,297,532	$2,235,503
Ratio of expenses to average net assets before expense waivers	0.65	%(c)	0.65%	0.65%	0.66%	0.67%	0.67%
Ratio of expenses to average net assets after expense waivers	0.57	%(c)	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets	0.77	%(c)	0.93%	1.21%	1.46%	1.41%	1.17%
Portfolio turnover rate	22	%(b)	58%	40%	26%	51%	31%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

142

Old Westbury Funds, Inc.
California Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30,		YEAR ENDED OCTOBER 31,		PERIOD FROM DECEMBER 4, 2018(a) TO
	2022				OCTOBER
	(Unaudited)		2021	2020	31, 2019
Net asset value, beginning of period	$10.38		$10.57	$10.37	$10.00
Investment operations:
Net investment income(b)	0.05		0.11	0.12	0.12
Net realized and unrealized gains/(losses)	(0.67)		(0.11)	0.22	0.36
Total from investment operations	(0.62)		0.00	0.34	0.48
Distributions:
Net investment income	(0.05)		(0.11)	(0.12)	(0.11)
Net realized gains	(0.09)		(0.08)	(0.02)	—
Total distributions	(0.14)		(0.19)	(0.14)	(0.11)
Net asset value, end of period	$9.62		$10.38	$10.57	$10.37
Total return	(6.1	)%(c)	(0.1)%	3.3%	4.8	%(c)
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$324,710		$346,155	$400,367	$339,560
Ratio of expenses to average net assets before expense waivers	0.76	%(d)	0.76%	0.76%	0.78	%(d)
Ratio of expenses to average net assets after expense waivers	0.57	%(d)	0.57%	0.57%	0.57	%(d)
Ratio of net investment income to average net assets	1.00	%(d)	1.03%	1.13%	1.32	%(d)
Portfolio turnover rate	35	%(c)	25%	26%	41	%(c)

(a)	Commencement of Investment Operations.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

143

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30,		YEAR ENDED OCTOBER 31,		PERIOD FROM DECEMBER 4, 2018(a) TO
	2022				OCTOBER
	(Unaudited)		2021	2020	31, 2019
Net asset value, beginning of period	$10.43		$10.55	$10.42	$10.00
Investment operations:
Net investment income(b)	0.06		0.11	0.12	0.13
Net realized and unrealized gains/(losses)	(0.68)		(0.05)	0.16	0.40
Total from investment operations	(0.62)		0.06	0.28	0.53
Distributions:
Net investment income	(0.05)		(0.11)	(0.12)	(0.11)
Net realized gains	(0.04)		(0.07)	(0.03)	—
Total distributions	(0.09)		(0.18)	(0.15)	(0.11)
Net asset value, end of period	$9.72		$10.43	$10.55	$10.42
Total return	(6.0	)%(c)	0.6%	2.7%	5.4	%(c)
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$611,955		$626,544	$582,500	$498,852
Ratio of expenses to average net assets before expense waivers	0.74	%(d)	0.74%	0.75%	0.77	%(d)
Ratio of expenses to average net assets after expense waivers	0.57	%(d)	0.57%	0.57%	0.57	%(d)
Ratio of net investment income to average net assets	1.23	%(d)	1.01%	1.13%	1.42	%(d)
Portfolio turnover rate	19	%(c)	23%	37%	29	%(c)

(a)	Commencement of Investment Operations.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

144

Old Westbury Funds, Inc.
Notes to Financial Statements
April 30, 2022
(Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Board of Directors (the “Board”) are permitted to create an unlimited number of series, each with one or more separate classes of shares. As of April 30, 2022, the Corporation consisted of eight separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury All Cap Core Fund (“All Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Small & Mid Cap Strategies Fund (“Small & Mid Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Credit Income Fund (“Credit Income Fund”)	Income and capital appreciation.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).
Old Westbury California Municipal Bond Fund (“California Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal and California income tax and capital appreciation).
Old Westbury New York Municipal Bond Fund (“New York Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal and New York income tax and capital appreciation).

The Corporation has authorized a total of 20.5 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

The Corporation qualifies as an investment company and follows accounting and reporting guidance as defined by the FASB in ASC 946, Financial Services - Investment Companies.

A. Valuation of Investments. Readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) and, if no NOCP is available, then at the last reported sales price. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the securities are valued using a broker-dealer quote or an approved pricing service.

145

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2022
(Unaudited)

Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable equity securities traded in the over-the-counter market (“OTC”), including listed securities whose primary market is believed by Bessemer Investment Management LLC (“BIM”), or a sub-adviser, as applicable, to be over-the-counter, are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

Shares of open-end investment companies are valued at the latest net asset value (“NAV”) reported by the investment company. Shares of investment companies that are traded intra-day on an exchange, such as exchange traded funds and closed-end funds, will be valued at the last sale price as reflected at the close of the regular trading session of such exchange.

Debt instruments are valued on the basis of prices obtained from a broker-dealer or an approved pricing service.

Foreign securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. As described below, this value is then converted into its U.S. dollar equivalent using the daily rate of exchange at the time of a Fund’s NAV calculation (normally 4:00 p.m. Eastern Time).

Forward currency contracts are valued at the mean between the bid and the asked prices. Quotations are available for regularly scheduled settlement dates such as on a 1-,2-,3-,4-,5-,6-,9-, and 12-month basis. Over-the-counter derivatives, such as swaps and non-exchange traded options and futures are valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser with BIM’s oversight where appropriate. An approved pricing service may also be used to price these instruments. Exchange-traded swaps, options and futures contracts and options thereon are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. Repurchase agreements are valued at the original cost. Contracts for long puts and calls are valued at the bid price and short puts and calls are valued at the offering price of a broker-dealer or an exchange. Generally, options, rights/warrants and other “when-issued” securities follow the same pricing methods as equity securities.

Securities and other investments for which market quotations are not readily available are valued under the general supervision and responsibility of the Board and pursuant to policies and procedures established by the Board, which are designed to reflect, in good faith, the fair value of such investments. A market quotation is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security for which the Funds’ Pricing Committee, with input from the Adviser or sub-advisers, as applicable, believes that the last trading price does not represent a reliable current price; or (6) other investments, including derivatives for which readily available market quotations are not generally available. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security or investment, but, rather, several factors are considered, including an evaluation of the forces that influence the market in which the security or investment is purchased or sold, in determining whether a market price is readily available and, if not, the security’s or other investment’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds will utilize an approved pricing service that has been designated to determine fair value to price securities traded on any overseas exchange. Pricing service vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The All Cap Core Fund, Large Cap Strategies Fund, Small & Mid Cap Strategies Fund, and Credit Income Fund utilized a systematic fair valuation model provided by an independent third-party vendor to

146

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2022
(Unaudited)

fair value certain securities 60 days during the period ended April 30, 2022. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of April 30, 2022, foreign securities were fair valued as the change in the S&P Index did exceed the Funds’ predetermined level.

The fair value of investments is determined in accordance with the valuation policies and procedures approved by the Board. The Funds’ Pricing Committee established by the Board (the “Pricing Committee”) reviews pricing methodologies on at least a quarterly basis. The Pricing Committee is responsible for (i) establishing valuation processes and (ii) determining the fair value of the Funds’ holdings for which price quotations are not readily available, unreliable or for which an approved valuation method is deemed not to represent fair value. These investments are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased or sold, the type of investment, financial statements and company filings, lack of marketability, the cost at date of purchase, good faith recommendation of BIM or a sub-adviser, as applicable, and any other relevant matters. When the fair valuation of investments use significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable: (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties; and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reviewed and approved by the Funds’ Board.

B. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first NAV calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined using the identified cost method for maximum tax benefit to shareholders. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a reduction of cost of the related investment and/or realized gain. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis and includes where applicable, the amortization of premiums and accretion of discounts.

C. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

For the period ended April 30, 2022, there were no in-kind payments received by the Funds with respect to PIK securities.

D. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and change in unrealized gain/(loss) on investments, futures contracts, swap agreements and foreign currency transactions in the Statements of Operations.

147

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2022
(Unaudited)

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

E. Securities Sold. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker to the extent required under applicable law and rules. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily. The Funds had no short sales outstanding at April 30, 2022.

F. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

G. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

H. Loan Participations and Assignments. The Credit Income Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Credit Income Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Credit Income Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

I. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance. The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

148

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April 30, 2022
(Unaudited)

J. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund limits its illiquid investments to not more than 15% of its net assets. Illiquid investments, in general, are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

K. Distributions to Shareholders. Distributions from net investment income, if any, generally are declared and paid quarterly for the Credit Income Fund, Fixed Income Fund, Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund and at least annually for the All Cap Core Fund, Large Cap Strategies Fund and Small & Mid Cap Strategies Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

L. Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund on an accrual basis. Other operating expenses of the Corporation are prorated to each Fund on an accrual basis utilizing relative net assets or another reasonable basis.

3.	Principal Risks:

A. Market and Credit Risk.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by a Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; changes or perceived changes in economic conditions; overall market changes; local, regional or global political, social or economic events or instability, pandemics and epidemics and other conditions; and currency and interest rate and price fluctuations. Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an entity with which a Fund has unsettled or open transactions may default. Financial assets, which potentially expose a Fund to credit and counterparty risks, consist principally of investments, receivables for securities sold and cash due from brokers. The Funds’ Adviser and sub-advisers, as applicable, review the creditworthiness of counterparties that they believe entail material credit risk in relation to the investment policies of a Fund. The extent of a Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally represented by their values recorded in the Fund’s Statements of Assets and Liabilities.

In an organized attempt to contain and mitigate the effects of the COVID-19 pandemic, governments and businesses world-wide have taken aggressive measures, including businesses canceling dividends to preserve cash, governments closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of health care services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 have affected and are likely to continue to affect certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time. It is impossible to predict the effects on the Funds of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the NAV and/or risk profile of a Fund.

In March 2022, the Board of Governors of the Federal Reserve System (the “Fed”) began a series of interest rate increases in response to sustained high levels of inflation. The announcement followed years of low-interest rate policy in response to the COVID-19 pandemic and the 2008 financial crisis, during which the Fed kept the federal funds rate at a range of 0–2.5% and promised unlimited and open-ended quantitative easing, including purchases of corporate and municipal government bonds. The Fed’s policy in response to market conditions, including with respect to certain interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities.

149

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2022
(Unaudited)

Market volatility, dramatic changes to interest rates and/or a return to unfavorable economic conditions may lower a Fund’s performance or impair a Fund’s ability to achieve its investment objective.

In response to political and military actions undertaken by Russia, the U.S., European Union, and other jurisdictions have imposed economic sanctions against certain Russian individuals, entities and sectors. These sanctions and the threat of further sanctions have resulted and may further result in the decline of the value and liquidity of Russian securities in which a fund may invest, a weakening of the ruble or other adverse consequences to the Russian economy. Sanctions could impact a fund’s performance, ability to invest in accordance with its investment program, to determine the overall value of its net assets, and to sell holdings as needed to meet shareholder redemptions.

B. Concentration Risk.

California Municipal Bond Fund and New York Municipal Fund invest a substantial amount of their assets in issuers located in a single state. This may subject each Fund to the risk that economic, political or social issues impacting a particular state could have an adverse and disproportionate impact on the income from, or the value or liquidity of, each Fund’s respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Portfolios of Investments.

C. LIBOR Risk.

Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June 30, 2023. In addition, in connection with supervisory guidance from U.S. regulators, some U.S. regulated entities will cease to enter into most new LIBOR contracts after January 1, 2022. The future publication and strike utilization of LIBOR, and the nature of any replacement rate, is uncertain. Therefore, the potential effect of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to June 30, 2023.

In March 2020, the FASB issued guidance providing optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR or other interbank-offered based reference rates as of the end of December 2021. Management continues to evaluate the impact of the guidance and may apply other elections, as applicable, as the expected market transition to alternative reference rates evolves.

D. Shareholder Concentration Risk.

As of April 30, 2022, the following Funds had omnibus accounts which each owned more than 5% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
All Cap Core Fund	1	99.14%
Large Cap Strategies Fund	1	98.38%
Small & Mid Cap Strategies Fund	1	98.01%
Credit Income Fund	1	99.05%
Fixed Income Fund	1	99.66%
Municipal Bond Fund	1	99.10%
California Municipal Bond Fund	1	99.34%
New York Municipal Bond Fund	1	100.00%

4.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•      Level 1 - quoted prices generally in active markets for identical securities.

•      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•      Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

150

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2022
(Unaudited)

The summary of inputs used to value the Funds’ investments as of April 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
All Cap Core Fund
Equity Securities	$2,688,183,285(b)	$131,186,555(b)	$—	$2,819,369,840
Exchange-Traded Funds	91,320,142	—	—	91,320,142
U.S. Government Securities	—	39,991,660	—	39,991,660
Investment Company	56,628,191	—	—	56,628,191
Total	$2,836,131,618	$171,178,215	$—	$3,007,309,833

Large Cap Strategies Fund
Equity Securities	$15,285,872,400(b)	$3,439,854,326(b)	$—	$18,725,726,726
Exchange-Traded Funds	$1,959,954,613	$—	$—	$1,959,954,613
U.S. Government Securities	—	49,989,575	—	49,989,575
Investment Company	730,517,341	—	—	730,517,341
Cash Sweep	14,770,658	—	—	14,770,658
Other financial instruments - Assets Equity contracts	37,695,042(b)	—	—	37,695,042
Total	$18,028,810,054	$3,489,843,901	$—	$21,518,653,955

Small & Mid Cap Strategies Fund
Equity Securities
Argentina	$13,590,901	$—	$—	$13,590,901
Australia	—	204,537,520	—	204,537,520
Austria	—	10,159,110	—	10,159,110
Belgium	—	33,664,013	—	33,664,013
Bermuda	27,253,266	—	—	27,253,266
Brazil	37,563,879	—	—	37,563,879
Canada	317,317,543	398,702	—	317,716,245
Chile	3,273,228	—	—	3,273,228
China	28,393,660	218,951,887	—	247,345,547
Costa Rica	3,299,256	—	—	3,299,256
Denmark	—	115,675,682	—	115,675,682
Finland	—	43,170,359	—	43,170,359
France	—	115,522,296	—	115,522,296
Georgia	—	1,151,084	—	1,151,084
Germany	33,421	140,967,242	—	141,000,663
Greece	—	13,928,202	—	13,928,202
Hong Kong	—	61,572,568	—	61,572,568
Iceland	—	5,396,709	—	5,396,709
India	16,355,192	38,784,827	—	55,140,019
Indonesia	—	2,203,007	—	2,203,007
Ireland	12,560,887	4,786,165	—	17,347,052
Israel	180,999,042	72,922,095	—	253,921,137
Italy	—	60,591,753	—	60,591,753
Japan	—	553,107,087	—	553,107,087
Jersey Channel Islands	25,620,911	—	—	25,620,911
Luxembourg	—	3,277,248	—	3,277,248
Netherlands	—	115,017,588	—	115,017,588
New Zealand	—	26,082,530	—	26,082,530
Norway	3,291	46,092,003	—	46,095,294
Peru	6,088,800	—	—	6,088,800
Poland	—	16,439,863	—	16,439,863
Portugal	—	8,969,396	—	8,969,396
Russia	—	—	0	0
151

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2022
(Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
Singapore	$—	$31,807,714	$4,182	$31,811,896
South Africa	4,914,883	20,298,333	—	25,213,216
South Korea	—	77,853,504	—	77,853,504
Spain	—	40,141,862	—	40,141,862
Sweden	388	116,447,057	—	116,447,445
Switzerland	—	187,616,214	—	187,616,214
Taiwan	—	68,737,222	—	68,737,222
Thailand	15,418,874	20,658,216	—	36,077,090
Turkey	—	59,724,162	—	59,724,162
United Kingdom	4,477,075	462,989,814	0	467,466,889
United States	3,322,566,607	6,998,554	—	3,329,565,161
Vietnam	—	1,174,517	—	1,174,517
Total Equity Securities	$4,019,731,104	$3,007,816,105	$4,182	$7,027,551,391
Rights/Warrants
Switzerland	16,798	—	—	16,798
Thailand	691,908	—	—	691,908
United States	—	—	0	0
Total Rights/Warrants	$708,706	$—	$–	$708,706
Exchange-Traded Funds	972,180,378	—	—	972,180,378
U.S. Government Securities	—	19,995,830	—	19,995,830
Investment Company	20,063,233	—	—	20,063,233
Cash Sweep	207,264,451	—	—	207,264,451
Other financial instruments - Assets Equity contracts	14,366,258(b)	—	—	14,366,258

Other financial instruments - Liabilities Forward foreign currency exchange contracts	—	(2,795,784)(b)	—	(2,795,784)
Total	$5,234,314,130	$3,025,016,151	$4,182	$8,259,334,463

Credit Income Fund
Preferred Stocks	$5,044,560(b)	$—	$—	$5,044,560
Exchange-Traded Funds	544,267,586	—	—	544,267,586
Bank Loans	—	—	9,359,148(b)	9,359,148
Corporate Bonds	—	275,441,941(b)	—	275,441,941
Asset-Backed Securities	—	413,977,366(b)	4,275,199(b)	418,252,565
Non-Agency Mortgage-Backed Securities	—	572,861,163(b)	56,831,886(b)	629,693,049
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	36,667,099(b)	—	36,667,099
U.S. Government Securities	—	762,210,309	—	762,210,309
Cash Sweep	121,563,770	—	—	121,563,770

Other financial instruments - Liabilities Interest Rate Risk	—	(21,369,802)(b)	—	(21,369,802)
Total	$670,875,916	$2,039,788,076	$70,466,233	$2,781,130,225

Fixed Income Fund
Municipal Bonds	$—	$10,095,928(b)	$—	$10,095,928
Corporate Bonds	—	451,772,100(b)	—	451,772,100
Asset-Backed Securities	—	116,495,522(b)	—	116,495,522
Non-Agency Mortgage-Backed Securities	—	520,351(b)	—	520,351
U.S. Government Securities	—	905,207,607	—	905,207,607
152

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2022
(Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
Investment Company	$10,218,806	$—	$—	$10,218,806
Total	$10,218,806	$1,484,091,508	$—	$1,494,310,314

Municipal Bond Fund
Municipal Bonds	$—	$3,723,146,448(b)	$—	$3,723,146,448
Corporate Bonds	—	31,476,100(b)	—	31,476,100
U.S. Government Securities	—	199,412,361	—	199,412,361
Investment Company	144,377,479	—	—	144,377,479
Total	$144,377,479	$3,954,034,909	$—	$4,098,412,388

California Municipal Bond Fund
Municipal Bonds	$—	$292,442,943(b)	$—	$292,442,943
Corporate Bonds	—	1,925,633(b)	—	1,925,633
U.S. Government Securities	—	22,927,049	—	22,927,049
Investment Company	18,178,914	—	—	18,178,914
Total	$18,178,914	$317,295,625	$—	$335,474,539

New York Municipal Bond Fund
Municipal Bonds	$—	$558,269,172(b)	$—	$558,269,172
Corporate Bonds	—	4,395,849(b)	—	4,395,849
U.S. Government Securities	—	21,931,778	—	21,931,778
Investment Company	21,020,753	—	—	21,020,753
Total	$21,020,753	$584,596,799	$—	$605,617,552

(a)	The Small & Mid Cap Strategies Fund held certain investments categorized as Level 3 that had a combined fair value less than 1% of NAV for the respective Fund for the period ended April 30, 2022. For the Credit Income Fund there were transfers out of level 3 in the amount of $21,910,775. In addition, with the exception of the Credit Income Fund, there were no significant purchases and sales during the period. As of April 30, 2022, the fair value of Level 3 assets as a percentage of NAV was 0.00% and 2.51% for the Small & Mid Cap Strategies Fund and the Credit Income Fund, respectively. The Funds’ instrument types classified as Level 3 investments are valued using recent transaction price or broker quotes.
(b)	The classification of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in Note 5 for derivatives.

During the period ended April 30, 2022, the Funds recognized no material transfers to/from Level 1 or Level 2, except for the Large Cap Strategies Fund with 26.36% transfers from Level 1 to Level 2 and the Small & Mid Cap Strategies Fund with 29.24% transfers from Level 1 to Level 2. The Fund’s policy is to recognize transfers to/from Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the period.

The following is a rollforward of Level 3 investments:

Credit Income Fund
Balance as of 10/31/2021 (value)	$77,502,801
Net accrued discounts (premiums)	235,591
Realized gain	1,335,300
Unrealized loss	(1,099,141)
Purchases	35,064,441
Sales (paydowns)	(20,661,984)
Transfer out	(21,910,775)
Balance as of 4/30/2022 (value)	$70,466,233
Net change in unrealized depreciation on investments still held at April 30, 2022	$(1,096,214)
153

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2022 (Unaudited)

5.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges are viewed as presenting lower credit risk than bilateral counterparties. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $250,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. There were no trigger events during the six months ended April 30, 2022.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as due from brokers for collateral and payable to brokers for collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments.

When counterparties post cash collateral with respect to various derivative transactions, a Fund may invest the collateral and receives interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in a Fund’s overall expenses on the Statements of Operations and expense ratio in the Financial Highlights.

As of April 30, 2022, the Funds had transactions subject to enforceable master netting arrangements (“MNA”). For reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements or another similar arrangement in the Statements of Assets and Liabilities. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Small & Mid Cap Strategies Fund
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (a)	Non-cash Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities (c)

JPMorgan Chase Bank, N.A.	$2,795,784	$—	$—	$—	$2,795,784
154

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2022 (Unaudited)

Credit Income Fund

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (a)	Non-cash Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities (c)

Barclays Bank Plc	$21,369,802	$—	$—	$(19,260,000)	$2,109,802

(a)	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to a MNA or another similar arrangement.
(b)	Excess of collateral received from/payable to the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from/payable to counterparty in the event of default.

The Funds may be subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of April 30, 2022
	Derivative Assets		Derivative Liabilities

Small & Mid Cap Strategies Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Forward Foreign Currency Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	$—	Unrealized depreciation on forward foreign currency exchange contracts	$2,795,784

Credit Income Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest Rate Risk	Unrealized appreciation on swap agreements	$—	Unrealized depreciation on swap agreements	$21,369,802

	The Effect of Derivative Instruments on the Statements of Operations For the Period Ended April 30, 2022 Net Realized Gain/(Loss) from Derivatives Recognized in Income

Large Cap Strategies Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Equity Risk	$(806,856)	$—	$—	$—	$—	$(806,856)
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April 30, 2022 (Unaudited)

Small & Mid Cap Strategies Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Equity Risk	$1,003,759	$—	$—	$—	$—	$1,003,759

Credit Income Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Interest Rate Risk	$—	$—	$—	$(7,736,505)	$—	$(7,736,505)

		Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

Small & Mid Cap Strategies Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Forward Foreign Currency Exchange Risk	$—	$—	$—	$—	$(2,795,784)	$(2,795,784)

Credit Income Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Interest Rate Risk	$—	$—	$—	$(18,878,217)	$—	$(18,878,217)

For the period ended April 30, 2022, the quarterly average volume of derivative activities were as follows:

	Large Cap Strategies Fund	Small & Mid Cap Strategies Fund	Credit Income Fund
Purchased Options (Notional Amounts in U.S. Dollars)	$11,216,873	$3,636,203	$—
Forward Foreign Currency Contracts Purchased (U.S. Dollar Amounts)	—	250,000,000	—
Total Return Swaps (Notional Amounts in U.S. Dollars)	—	—	300,000,000

A. Futures Contracts. The Funds may purchase and write (sell) futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering

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into a futures contract, the Funds are required to pledge to a futures commission merchant an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade and exchanges are viewed as presenting lower credit risk than bilateral counterparties.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund, California Municipal Bond and New York Municipal Bond) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain on the contract.

The Funds may be required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount.

C. Swap Agreements. The Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on counterparty valuation quotations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds may purchase and write (sell) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or

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paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade and exchanges are viewed as presenting lower credit risk than bilateral counterparties. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid and unrealized gain (as purchaser) or the unrealized gain of the contract less the premium received (as writer).

The Credit Income Fund may invest in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk) or to increase or decrease its exposure to changes in foreign currency exchange rates (foreign currency exchange risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. Generally, the basis of the contracts is the premium received or paid which is recorded as an asset on the Statements of Assets and Liabilities. The amount of the asset is subsequently market-to-market to reflect the current market value of the structured option. When a structured option is transferred/sold or exercised, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

6.	Investment Advisory Fee, Administration Fee and Other Transactions:

A. Investment Advisory Fees. The Funds’ investment adviser is BIM, a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”). Bessemer is a subsidiary of The Bessemer Group, Incorporated (“BGI”). The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

	First $500 million of average net assets	Next $500 million to $1 billion of average net assets	Average net assets exceeding $1 billion	Blended Advisory Rate
All Cap Core Fund	0.75%	0.70%	0.65%	0.68%
Credit Income Fund	0.65%	0.60%	0.55%	0.58%
Fixed Income Fund	0.45%	0.40%	0.35%	0.40%
Municipal Bond Fund	0.45%	0.40%	0.35%	0.37%
California Municipal Bond Fund	0.45%	0.40%	0.35%	0.45%
New York Municipal Bond Fund	0.45%	0.40%	0.35%	0.44%

Average net assets
Small & Mid Cap Strategies Fund	0.85%

	First $1.25 billion of average net assets	Next $1.25 billion to $2.5 billion of average net assets	Average net assets exceeding $2.5 billion	Blended Advisory Rate
Large Cap Strategies Fund	0.90%	0.85%	0.80%	0.81%

BIM has retained Acadian Asset Management, LLC (“Acadian”), Artisan Partners Limited Partnership (“Artisan”), Baillie Gifford Overseas Limited (“Baillie Gifford”), Champlain Investment Partners, LLC (“Champlain”), and Polunin Capital Partners Limited (“Polunin”) as

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Old Westbury Funds, Inc.
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April 30, 2022 (Unaudited)

sub-advisers to each manage segments of the Small & Mid Cap Strategies Fund. Acadian, Artisan, Baillie Gifford, Champlain, and Polunin are paid for their services directly by BIM.

BIM has retained Baillie Gifford and Sands Capital Management, LLC (“Sands”) as sub-advisers to each manage a segment of the Large Cap Strategies Fund. Baillie Gifford and Sands are paid for their services directly by BIM.

BIM has retained BlackRock Financial Management, Inc. (“BlackRock”) and Muzinich & Co., Inc. (“Muzinich”) as sub-advisers to each manage a segment of the Credit Income Fund. BlackRock and Muzinich are paid for their services directly by BIM.

B. Administration, Fund Accounting, Transfer Agent and Underwriting Fees. The Corporation, on behalf of each Fund, has entered into an administrative oversight, supervision and coordination services agreement (the “Administrative Agreement”) with Bessemer, pursuant to which Bessemer and Bessemer Trust Company (“BTCO”), an affiliate of BIM, provide certain non- advisory services to the Funds, such as the maintenance of records, the provision of supervisory personnel and the monitoring of the other non-advisory service providers. Under the Administrative Agreement, each Fund pays an annual fee of 0.03% of its average daily net assets for such services. The Bank of New York Mellon (“BNY Mellon”) and BNY Mellon Investment Servicing (US) Inc. act as administrator and fund accounting agent and transfer agent, respectively, for the Funds pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement, respectively. Certain Officers of the Funds are also employees of BNY Mellon.

The Corporation entered into an Underwriting Agreement with Foreside Funds Distributors LLC for the limited purpose of acting as statutory underwriter to facilitate the registration and distribution of shares of the Funds.

C. Distribution and Shareholder Servicing Fees. The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services. Bessemer may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder sub-servicing agent from the fee it receives from each of the Funds. Each Fund pays for shareholder support services an annual fee of 0.20% of its average daily net assets. The shareholder servicing fee commitment arrangements may be changed or terminated at any time with the approval of the Board. Bessemer, however, does not have the ability to recapture fees currently being waived at a later date.

D. Custody Fees. The All Cap Core Fund, Fixed Income Fund, Municipal Bond Fund, California Municipal Bond Fund, and New York Municipal Bond Fund have each retained BTCO, a wholly-owned subsidiary of BGI, to serve as their custodian. The Large Cap Strategies Fund and the Small & Mid Cap Strategies Fund each has retained BTCO to serve as their co-custodian. Pursuant to the Funds’ Custody Agreements, BTCO is responsible for maintaining the custody of these Funds’ securities and cash. BTCO serves as custodian for the Small & Mid Cap Strategies Fund only with respect to equity securities of U.S. companies (other than exchange-traded funds) and securities in the form of depositary receipts directly managed by BIM, income, other payments and distributions issued with respect to such securities, proceeds of the sale of such securities, and cash, cash equivalents and money market instruments received and held by BTCO from time to time on behalf of the Small & Mid Cap Strategies Fund. BTCO also serves as custodian for the Large Cap Strategies Fund except for assets managed by Baillie Gifford. For providing these services, BTCO receives a fee calculated and paid monthly at the annual rate of 0.065% of the average daily net assets of the non-U.S. investments for All Cap Core Fund and Large Cap Strategies Fund and 0.015% of the average daily net assets of each of the Fixed Income Fund, Municipal Bond Fund, California Municipal Bond Fund, and New York Municipal Bond Fund or portion thereof for the Small & Mid Cap Strategies Fund and U.S. investments for All Cap Core Fund and Large Cap Strategies Fund. The Credit Income Fund has retained Citibank, N.A. (“Citibank”) to serve as its custodian and the Small & Mid Cap Strategies Fund and Large Cap Strategies Fund have retained Citibank to serve as its co-custodian. Citibank is responsible for maintaining the custody of these Funds’ securities and cash, assets of the Small & Mid Cap Strategies Fund managed by the sub-advisers, and assets of the Large Cap Strategies Fund managed by Baillie Gifford. For providing these services, Citibank receives a fee from each Fund calculated daily and paid monthly based on safekeeping and transaction fees that vary by country.

E. Fee Waivers. BIM may voluntarily waive a portion of its advisory fee to limit the Funds’ total expenses. BIM may terminate this voluntary waiver at any time. BIM, however, does not have the ability to recapture fees currently being waived at a later date. BIM has contractually committed through October 31, 2024 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios, excluding fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses, if any, of the Large Cap Strategies Fund at 1.10%, the Small & Mid Cap Strategies Fund at 1.10%, the Credit Income Fund at 0.85%, the Fixed Income Fund at 0.57%, the Municipal Bond Fund at 0.57%, the California Municipal Bond Fund at 0.57% and the New York Municipal Bond Fund at 0.57%. Any waiver amounts are disclosed in the Statements of Operations. For the period ended April 30, 2022, BIM waived $1,636,076 for the Small & Mid Cap Strategies Fund, $17,279 for the Credit Income Fund, $869,126 for the Fixed Income Fund, $1,623,388 for the Municipal Bond Fund, $332,461 for the California Municipal Bond Fund and $520,480 for the New York Municipal Bond Fund. The contractual advisory fee waivers and the shareholder servicing fee waivers may be changed or terminated at any time with the approval of the Board.

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F. Board of Directors’ Fees. Effective February 1, 2020, each Director who is not an “interested person” of the Corporation (as that term is defined under the 1940 Act) (each, an “Independent Director”) receives from the Funds a total annual retainer of $240,000, plus $30,000 for serving as Board’s Chairperson and $15,000 as the Audit Committee Chairperson.

Each Independent Director is reimbursed for all out-of-pocket expense relating to attendance at meetings of the board and any Board committee. Directors who are not independent Directors, officers or employees of BIM and BNY Mellon do not receive compensation from the Funds. Fees paid are allocated to the Funds on a pro rata basis based on net assets.

G. Other Transactions. From time to time, the Funds may sell or purchase investments from affiliated funds. The prices of these transactions are based on valuations obtained in accordance with the valuation procedures followed by the Funds, as described in Note 2, applied on a consistent basis. For the period ended April 30, 2022, there were no affiliated transactions.

7.	Securities Transactions:

Investment transactions for the period ended April 30, 2022, excluding short-term debt investments and U.S. Government securities, were as follows:

	Purchases	Sales
All Cap Core Fund	$602,666,713	$697,077,437
Large Cap Strategies Fund	6,202,713,791	6,287,154,522
Small & Mid Cap Strategies Fund	2,769,260,415	2,276,938,184
Credit Income Fund	375,705,552	196,590,983
Fixed Income Fund	105,539,965	146,510,708
Municipal Bond Fund	1,021,471,326	822,738,431
California Municipal Bond Fund	111,056,693	115,425,034
New York Municipal Bond Fund	142,026,796	110,871,024

Purchase and sales of U.S. Government Securities, excluding those with maturity of one year or less during the period ended April 30, 2022 were as follows:

	Purchases	Sales
Credit Income Fund	$223,290,266	$13,433,522
Fixed Income Fund	268,534,118	195,344,331
Municipal Bond Fund	—	34,933,594

8.	Federal Income Taxes:

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character within the components of net assets in the Statements of Assets and Liabilities. These permanent differences primarily arise from utilization of earnings and profits on shareholder redemptions. Financial records are not adjusted for temporary differences. Temporary differences primarily arise from the tax treatment of wash sales, passive foreign investment companies, and index options.

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Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2022 (Unaudited)

As of April 30, 2022, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	Federal	Unrealized	Unrealized	Appreciation/
	Income Tax	Appreciation	Depreciation	(Depreciation)
	Purposes	on Investments	on Investments	on Investments
All Cap Core Fund	$2,078,166,730	$1,030,102,468	$(100,959,365)	$929,143,103
Large Cap Strategies Fund	17,476,474,427	5,134,664,145	(1,092,484,617)	4,042,179,528
Small & Mid Cap Strategies Fund	7,942,260,767	1,278,843,640	(958,974,160)	319,869,480
Credit Income Fund	3,102,717,482	37,643,104	(337,860,559)	(300,217,455)
Fixed Income Fund	1,581,385,504	1,673,521	(88,748,711)	(87,075,190)
Municipal Bond Fund	4,295,923,989	1,480,674	(198,992,275)	(197,511,601)
California Municipal Bond Fund	348,853,190	146,961	(13,525,612)	(13,378,651)
New York Municipal Bond Fund	631,987,406	110,956	(26,480,810)	(26,369,854)

The Funds may be subject to taxes imposed by other countries in which they invest. Such taxes are generally based on income earned as well as capital gains and in certain situations, unrealized gains. These taxes are accrued and applied to net investment income, net realized gains and unrealized gains, if applicable, as such income and/or gains are earned.

The tax character of distributions from the Funds during the year ended October 31, 2021 was as follows:

	All Cap Core	Large Cap	Small & Mid Cap	Credit Income
	Fund	Strategies Fund	Strategies Fund	Fund
Distributions paid from:
Ordinary income	$4,211,963	$56,977,378	$11,767,194	$103,968,936
Net Long Term Capital Gains	75,037,892	215,997,423	244,392,243	—
Total Taxable Distributions	79,249,855	272,974,801	256,159,437	103,968,936
Tax Exempt Distributions	—	—	—	—
Total Distributions Paid	$79,249,855	$272,974,801	$256,159,437	$103,968,936

			California	New York
	Fixed Income	Municipal Bond	Municipal Bond	Municipal Bond
	Fund	Fund	Fund	Fund
Distributions paid from:
Ordinary income	$31,873,485	$7,449,778	$1,277,911	$2,468,325
Net Long Term Capital Gains	28,625,623	17,587,348	2,207,796	1,974,234
Total Taxable Distributions	60,499,108	25,037,126	3,485,707	4,442,559
Tax Exempt Distributions	—	37,014,359	3,307,340	5,472,547
Total Distributions Paid	$60,499,108	$62,051,485	$6,793,047	$9,915,106

The difference in classification between the amounts reflected above and the Statements of Changes in Net Assets is primarily due to short-term capital gain distributions.

As of and during the year ended October 31, 2021, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The statute of limitation on each Fund’s U.S. federal income tax returns remains open for each of the four years ended October 31, 2021. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

As of October 31, 2021, the Credit Income Fund utilized $137,877 capital loss carryforward and had a short-term capital loss carryforward of $348,965 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010.This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character.

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Old Westbury Funds, Inc.
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April 30, 2022 (Unaudited)

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Under current tax law, ordinary losses incurred after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds had no late year loss deferrals in the current year.

9.	Commitments.

The Credit Income Fund may invest in floating rate loan interests. In connection with these investments, the Credit Income Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Credit Income Fund to furnish temporary financing to a borrower until permanent financing can be arranged.

As of April 30, 2022, the Credit Income Fund had no outstanding bridge loan commitments. In connection with these commitments, the Credit Income Fund would earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which would be included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Old Westbury Funds, Inc.
Additional Information (Unaudited)
April 30, 2022

Information on Proxy Voting:

The Funds’ proxy voting guidelines, used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information on Form N-PORT

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-PORT. The Funds’ Forms N-PORT is available on the SEC’s website at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling (800) 607-2200.

163

Investment Adviser:

Bessemer Investment Management LLC
1271 Avenue of the Americas
New York, NY 10020
(212) 708-9100

Distributor:

Foreside Funds Distributors LLC
400 Berwyn Park
899 Cassatt Road
Berwyn, PA 19312

Custodians:

Bessemer Trust Company
100 Woodbridge Center Drive
Woodbridge, NJ 07095

Citibank, N.A.

388 Greenwich Street
New York, NY 10013

Administrator:

BNY Mellon Investment Servicing (US) Inc.
103 Bellevue Parkway
Wilmington, DE 19809

Transfer Agent:

BNY Mellon Investment Servicing (US) Inc.
103 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public Accounting Firm:

Ernst & Young LLP
One Manhattan West
New York, NY 10001

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

April 30, 2022

Cusip 680414307

Cusip 680414109

Cusip 680414604

Cusip 680414851

Cusip 680414406

Cusip 680414505

Cusip 680414877

Cusip 680414869

(OWF_A21-SAR2022)

(4/22)

Item 1.	Reports to Stockholders (cont.).

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President and Chief Executive Officer
(Principal Executive Officer)

Date July 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President and Chief Executive Officer
(Principal Executive Officer)

Date July 7, 2022

By (Signature and Title)*	/s/ Matthew A. Rizzi
Matthew A. Rizzi, Treasurer
(Principal Financial Officer)

Date July 7, 2022

*	Print the name and title of each signing officer under his or her signature.